UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2021
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,075.60	$0.46
Tax-Managed Capital Appreciation Fund
AdmiralTM Shares	$1,000.00	$1,150.70	$0.48
Institutional Shares	1,000.00	1,150.80	0.32
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,235.50	$0.50
Institutional Shares	1,000.00	1,235.70	0.33
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.35	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Tax-Managed Balanced Fund
Fund Allocation
As of June 30, 2021
Investment Exposure
Basic Materials	0.6%
Consumer Discretionary	7.8
Consumer Staples	2.3
Energy	1.3
Financials	5.2
Health Care	5.9
Industrials	6.9
Other	0.8
Real Estate	1.4
Technology	13.2
Telecommunications	1.5
Utilities	1.2
Tax-Exempt Municipal Bonds	51.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (48.4%)
Basic Materials (0.6%)
	Ecolab Inc.	30,866	6,358
	Air Products and Chemicals Inc.	19,099	5,494
	Freeport-McMoRan Inc.	141,389	5,247
	Newmont Corp.	79,841	5,060
	Element Solutions Inc.	128,571	3,006
*	Alcoa Corp.	70,034	2,580
	Dow Inc.	36,222	2,292
	Celanese Corp.	14,628	2,218
	Albemarle Corp.	10,400	1,752
	International Flavors & Fragrances Inc.	8,185	1,223
	Fastenal Co.	21,246	1,105
	Nucor Corp.	11,200	1,075
	Reliance Steel & Aluminum Co.	6,900	1,041
	FMC Corp.	9,098	984
	Avery Dennison Corp.	4,600	967
	Eastman Chemical Co.	7,819	913
	Westlake Chemical Corp.	9,894	891
	CF Industries Holdings Inc.	16,859	867
	Scotts Miracle-Gro Co.	4,442	853
	Huntsman Corp.	27,900	740
	LyondellBasell Industries NV Class A	5,638	580
	Mosaic Co.	18,068	577
	Valvoline Inc.	17,015	552
	Ashland Global Holdings Inc.	6,198	542
	Timken Co.	5,841	471
	W R Grace & Co.	6,600	456
	Royal Gold Inc.	3,900	445
	NewMarket Corp.	890	287
	Steel Dynamics Inc.	4,100	244
			48,820
Consumer Discretionary (7.9%)
*	Amazon.com Inc.	41,024	141,129
*	Tesla Inc.	68,115	46,298
	Home Depot Inc.	104,969	33,474
*	Walt Disney Co.	178,123	31,309
*	Netflix Inc.	42,251	22,317
	NIKE Inc. Class B	135,111	20,873
	Walmart Inc.	136,623	19,267
	Costco Wholesale Corp.	46,842	18,534
		Shares	Market Value• ($000)
	Lowe's Cos. Inc.	76,412	14,822
	McDonald's Corp.	62,436	14,422
	Starbucks Corp.	113,970	12,743
	Estee Lauder Cos. Inc. Class A	33,569	10,678
	Target Corp.	41,325	9,990
*	Booking Holdings Inc.	3,778	8,267
	TJX Cos. Inc.	106,628	7,189
	Activision Blizzard Inc.	69,615	6,644
*	Lululemon Athletica Inc.	15,881	5,796
	Dollar General Corp.	25,991	5,624
*	O'Reilly Automotive Inc.	9,503	5,381
*	Chipotle Mexican Grill Inc.	3,292	5,104
	eBay Inc.	70,733	4,966
*	Under Armour Inc. Class A	225,100	4,761
*	Copart Inc.	35,413	4,668
*	Aptiv plc	29,624	4,661
*	General Motors Co.	76,101	4,503
	Ross Stores Inc.	35,144	4,358
*	Uber Technologies Inc.	86,204	4,321
	Lennar Corp. Class A	39,160	3,891
*	AutoZone Inc.	2,594	3,871
*	Marriott International Inc. Class A	27,645	3,774
*	Spotify Technology SA	13,409	3,695
*	Hilton Worldwide Holdings Inc.	30,445	3,672
	Yum! Brands Inc.	31,728	3,650
*	CarMax Inc.	26,265	3,392
*	Capri Holdings Ltd.	59,100	3,380
	Electronic Arts Inc.	23,473	3,376
	DR Horton Inc.	37,302	3,371
*	Southwest Airlines Co.	56,166	2,982
*	Wayfair Inc. Class A	9,168	2,894
*	NVR Inc.	569	2,830
	ViacomCBS Inc. Class A	57,617	2,792
*	Dollar Tree Inc.	27,452	2,731
*	Norwegian Cruise Line Holdings Ltd.	88,700	2,609
	Best Buy Co. Inc.	21,906	2,519
*	Burlington Stores Inc.	7,603	2,448
	MGM Resorts International	57,046	2,433
	Yum China Holdings Inc.	35,756	2,369
	Tractor Supply Co.	12,514	2,328
*	Etsy Inc.	10,995	2,263
*	Delta Air Lines Inc.	52,100	2,254
	Advance Auto Parts Inc.	10,965	2,249

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Ford Motor Co.	150,000	2,229
	VF Corp.	26,400	2,166
*	Ulta Beauty Inc.	5,996	2,073
*	Lyft Inc. Class A	32,900	1,990
	Domino's Pizza Inc.	4,261	1,988
*	United Airlines Holdings Inc.	37,444	1,958
*	Live Nation Entertainment Inc.	22,245	1,948
	Lear Corp.	10,522	1,844
*	Expedia Group Inc.	11,209	1,835
*	LKQ Corp.	36,460	1,795
*	JetBlue Airways Corp.	104,908	1,760
	AMERCO	2,887	1,702
*	Trade Desk Inc. Class A	21,690	1,678
*	Under Armour Inc. Class C	89,592	1,664
	News Corp. Class A	62,267	1,605
*	AutoNation Inc.	16,312	1,547
*	PVH Corp.	14,290	1,537
*	Take-Two Interactive Software Inc.	8,365	1,481
*	Discovery Inc. Class C	50,858	1,474
*	Floor & Decor Holdings Inc. Class A	13,773	1,456
	Tempur Sealy International Inc.	37,140	1,455
	Sirius XM Holdings Inc.	219,780	1,437
*	Skechers USA Inc. Class A	28,459	1,418
	PulteGroup Inc.	25,300	1,381
	Toll Brothers Inc.	22,801	1,318
*	American Airlines Group Inc.	61,900	1,313
	Gentex Corp.	39,660	1,312
	Garmin Ltd.	8,970	1,297
*	GameStop Corp. Class A	5,700	1,221
*	Carvana Co.	4,031	1,217
	Qurate Retail Inc. Class A	91,418	1,197
*	Peloton Interactive Inc. Class A	9,300	1,153
*	DraftKings Inc. Class A	21,900	1,142
	Williams-Sonoma Inc.	7,089	1,132
	Thor Industries Inc.	9,533	1,077
	Service Corp. International	19,876	1,065
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,050
	ViacomCBS Inc. Class B	22,673	1,025
*	Five Below Inc.	5,244	1,013
*	IAA Inc.	17,878	975
*	Ollie's Bargain Outlet Holdings Inc.	10,849	913
*	frontdoor Inc.	17,660	880
	Dick's Sporting Goods Inc.	8,512	853
	BorgWarner Inc.	17,234	836
*	Wynn Resorts Ltd.	6,599	807
	Rollins Inc.	23,436	801
*	Carnival Corp.	29,800	785
*	Terminix Global Holdings Inc.	16,325	779
*	Royal Caribbean Cruises Ltd.	8,832	753
*	TripAdvisor Inc.	17,991	725
	Whirlpool Corp.	3,182	694
*	Planet Fitness Inc. Class A	8,000	602
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	590
	Wendy's Co.	24,919	584
	Pool Corp.	1,184	543
	Aramark	13,199	492
*	Madison Square Garden Sports Corp.	2,748	474
	Lennar Corp. Class B	5,464	445
	Fox Corp. Class B	12,100	426
*	Vail Resorts Inc.	1,300	411
	New York Times Co. Class A	8,914	388
	Ralph Lauren Corp.	3,073	362
*	Zynga Inc. Class A	32,100	341
*	Grand Canyon Education Inc.	3,737	336
*	QuantumScape Corp. Class A	11,400	334
*	Mattel Inc.	15,775	317
*	Bright Horizons Family Solutions Inc.	1,766	260
*	Hyatt Hotels Corp. Class A	3,344	260
	Foot Locker Inc.	3,866	238
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	237
	Columbia Sportswear Co.	1,683	165
	Hasbro Inc.	1,600	151
	Darden Restaurants Inc.	880	128
	Hanesbrands Inc.	6,700	125
	Nexstar Media Group Inc. Class A	800	118
*	Copa Holdings SA Class A	1,462	110
	Harley-Davidson Inc.	2,200	101
	Wyndham Hotels & Resorts Inc.	1,038	75
*	Airbnb Inc. Class A	419	64
	Choice Hotels International Inc.	444	53
*	ROBLOX Corp. Class A	364	33
*	Endeavor Group Holdings Inc. Class A	114	3
			621,392
Consumer Staples (2.3%)
	Procter & Gamble Co.	240,351	32,431
	PepsiCo Inc.	132,297	19,602
	Coca-Cola Co.	344,600	18,646
	CVS Health Corp.	117,445	9,800
	Mondelez International Inc. Class A	148,388	9,265
	Kellogg Co.	92,701	5,963
*	Monster Beverage Corp.	65,123	5,949
	Philip Morris International Inc.	58,903	5,838
	Kroger Co.	146,534	5,614
	Colgate-Palmolive Co.	59,637	4,851
	Constellation Brands Inc. Class A	18,326	4,286
	Kimberly-Clark Corp.	28,821	3,856
	Clorox Co.	19,218	3,458
	Walgreens Boots Alliance Inc.	64,118	3,373
	Corteva Inc.	75,255	3,338

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	51,573	3,125
	Sysco Corp.	38,967	3,030
	McKesson Corp.	15,695	3,002
	General Mills Inc.	48,414	2,950
	McCormick & Co. Inc. (Non-Voting)	30,070	2,656
	Church & Dwight Co. Inc.	30,778	2,623
	Hershey Co.	14,203	2,474
	Brown-Forman Corp. Class B	30,438	2,281
	Tyson Foods Inc. Class A	30,613	2,258
*	Herbalife Nutrition Ltd.	40,333	2,127
	Altria Group Inc.	37,080	1,768
*	Beyond Meat Inc.	10,742	1,692
	AmerisourceBergen Corp.	14,106	1,615
	J M Smucker Co.	11,951	1,548
	Conagra Brands Inc.	38,018	1,383
*	Hain Celestial Group Inc.	31,228	1,253
	Hormel Foods Corp.	22,584	1,078
*	Post Holdings Inc.	9,905	1,074
*	US Foods Holding Corp.	27,376	1,050
	Lamb Weston Holdings Inc.	12,659	1,021
	Brown-Forman Corp. Class A	10,274	724
	Casey's General Stores Inc.	3,314	645
	Keurig Dr Pepper Inc.	18,093	638
	Ingredion Inc.	6,341	574
	Kraft Heinz Co.	11,229	458
*	Grocery Outlet Holding Corp.	11,400	395
	Reynolds Consumer Products Inc.	12,100	367
	Seaboard Corp.	93	360
	Campbell Soup Co.	7,400	337
*	Molson Coors Beverage Co. Class B	700	38
	Energizer Holdings Inc.	726	31
			180,845
Energy (1.3%)
	Exxon Mobil Corp.	289,978	18,292
	Chevron Corp.	135,342	14,176
	ConocoPhillips	108,540	6,610
	Devon Energy Corp.	214,218	6,253
	Continental Resources Inc.	119,715	4,553
	EOG Resources Inc.	41,056	3,426
	Marathon Oil Corp.	225,300	3,069
	Marathon Petroleum Corp.	48,458	2,928
	Schlumberger NV	90,000	2,881
	Diamondback Energy Inc.	29,914	2,809
	Occidental Petroleum Corp.	88,690	2,773
*	Cheniere Energy Inc.	31,747	2,754
	Phillips 66	31,975	2,744
	Pioneer Natural Resources Co.	15,691	2,550
*	ChampionX Corp.	99,308	2,547
	Hess Corp.	25,949	2,266
	Valero Energy Corp.	28,900	2,256
	Halliburton Co.	87,730	2,028
		Shares	Market Value• ($000)
	Antero Midstream Corp.	191,214	1,987
*	Range Resources Corp.	99,510	1,668
*	First Solar Inc.	17,966	1,626
*	EQT Corp.	72,232	1,608
	ONEOK Inc.	28,464	1,584
	Murphy Oil Corp.	59,729	1,390
*	Plug Power Inc.	36,300	1,241
	Baker Hughes Co.	53,447	1,222
*	Enphase Energy Inc.	5,500	1,010
	Williams Cos. Inc.	36,405	966
	Cabot Oil & Gas Corp.	40,790	712
	Cimarex Energy Co.	9,486	687
	Kinder Morgan Inc.	33,300	607
	HollyFrontier Corp.	17,892	589
	Targa Resources Corp.	12,000	533
	APA Corp.	20,000	433
*	NOV Inc.	28,200	432
*	ChargePoint Holdings Inc.	9,100	316
			103,526
Financials (5.2%)
*	Berkshire Hathaway Inc. Class B	191,481	53,216
	JPMorgan Chase & Co.	287,472	44,713
	Bank of America Corp.	797,988	32,901
	Wells Fargo & Co.	299,159	13,549
	Citigroup Inc.	188,000	13,301
	Morgan Stanley	142,641	13,079
	Goldman Sachs Group Inc.	31,593	11,991
	S&P Global Inc.	26,017	10,679
	BlackRock Inc.	10,561	9,241
	Charles Schwab Corp.	122,499	8,919
*	SVB Financial Group	14,756	8,211
	PNC Financial Services Group Inc.	37,095	7,076
	Marsh & McLennan Cos. Inc.	49,821	7,009
	Aon plc Class A	27,728	6,620
	MFA Financial Inc.	1,400,283	6,427
	Progressive Corp.	64,645	6,349
	Chubb Ltd.	39,599	6,294
	Truist Financial Corp.	109,424	6,073
	Moody's Corp.	16,498	5,978
	Intercontinental Exchange Inc.	50,126	5,950
	US Bancorp	101,700	5,794
	First Republic Bank	30,426	5,695
	Sterling Bancorp	220,858	5,475
	CME Group Inc.	24,318	5,172
	MSCI Inc.	8,302	4,426
	Pinnacle Financial Partners Inc.	48,700	4,300
	Allstate Corp.	28,622	3,733
*	Lemonade Inc.	32,800	3,589
	Bank of New York Mellon Corp.	67,629	3,465
	Aflac Inc.	57,474	3,084
	MetLife Inc.	50,516	3,023
	Travelers Cos. Inc.	20,181	3,021
	First Citizens BancShares Inc. Class A	3,400	2,831
	Discover Financial Services	23,903	2,828
	Willis Towers Watson plc	11,000	2,530

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Markel Corp.	2,130	2,528
*	Arch Capital Group Ltd.	63,827	2,485
	Ameriprise Financial Inc.	9,883	2,460
*	Brighthouse Financial Inc.	52,982	2,413
	T. Rowe Price Group Inc.	12,074	2,390
	State Street Corp.	26,969	2,219
	American International Group Inc.	44,900	2,137
	Assured Guaranty Ltd.	43,927	2,086
*	Opendoor Technologies Inc.	113,100	2,005
	Hartford Financial Services Group Inc.	31,442	1,949
	Fifth Third Bancorp	50,575	1,934
	Ally Financial Inc.	35,254	1,757
	East West Bancorp Inc.	23,855	1,710
	Zions Bancorp NA	30,699	1,623
	Arthur J Gallagher & Co.	10,997	1,540
	Globe Life Inc.	15,679	1,493
	Wintrust Financial Corp.	19,700	1,490
*	Alleghany Corp.	2,233	1,490
	Raymond James Financial Inc.	11,434	1,485
	W R Berkley Corp.	19,249	1,433
	FactSet Research Systems Inc.	4,244	1,424
	Nasdaq Inc.	8,023	1,410
	Brown & Brown Inc.	26,238	1,394
	Voya Financial Inc.	22,512	1,385
	Regions Financial Corp.	66,902	1,350
	Reinsurance Group of America Inc.	11,595	1,322
	MarketAxess Holdings Inc.	2,731	1,266
	KeyCorp	57,018	1,177
	Prudential Financial Inc.	11,212	1,149
	Broadridge Financial Solutions Inc.	6,831	1,103
	Citizens Financial Group Inc.	23,643	1,085
	Lincoln National Corp.	16,530	1,039
*	Credit Acceptance Corp.	2,161	981
	UWM Holdings Corp.	112,800	953
	Cboe Global Markets Inc.	7,925	944
	Hanover Insurance Group Inc.	6,939	941
	Assurant Inc.	5,942	928
	Commerce Bancshares Inc.	12,342	920
*	Athene Holding Ltd. Class A	13,120	886
	Western Alliance Bancorp	9,230	857
	Santander Consumer USA Holdings Inc.	23,585	857
	Cincinnati Financial Corp.	7,091	827
	Popular Inc.	10,841	814
	Northern Trust Corp.	6,972	806
	Jefferies Financial Group Inc.	21,416	732
	RenaissanceRe Holdings Ltd.	4,651	692
	Everest Re Group Ltd.	2,700	680
	M&T Bank Corp.	4,300	625
	SEI Investments Co.	9,913	614
		Shares	Market Value• ($000)
	Huntington Bancshares Inc.	42,792	611
	White Mountains Insurance Group Ltd.	498	572
	Signature Bank	2,248	552
	LPL Financial Holdings Inc.	4,000	540
	Morningstar Inc.	1,882	484
	MGIC Investment Corp.	35,128	478
	CNA Financial Corp.	8,693	395
	BOK Financial Corp.	4,040	350
	Primerica Inc.	2,200	337
	Interactive Brokers Group Inc. Class A	4,420	291
	Synovus Financial Corp.	6,525	286
	Equitable Holdings Inc.	9,264	282
	Bank OZK	6,200	261
	OneMain Holdings Inc.	4,339	260
	New York Community Bancorp Inc.	22,000	242
	Rocket Cos. Inc. Class A	11,600	225
	Unum Group	6,127	174
	Erie Indemnity Co. Class A	872	169
	Kemper Corp.	2,200	163
*	Upstart Holdings Inc.	1,300	162
	SLM Corp.	6,800	142
	American Financial Group Inc.	972	121
*	Coinbase Global Inc. Class A	391	99
	First Horizon Corp.	3,430	59
	Franklin Resources Inc.	1,525	49
	Affiliated Managers Group Inc.	184	28
			411,662
Health Care (5.9%)
	UnitedHealth Group Inc.	92,396	36,999
	Johnson & Johnson	206,714	34,054
	Thermo Fisher Scientific Inc.	42,487	21,433
	Pfizer Inc.	508,307	19,905
	Abbott Laboratories	164,134	19,028
	Eli Lilly & Co.	82,098	18,843
	Danaher Corp.	65,315	17,528
	Merck & Co. Inc.	214,721	16,699
	Medtronic plc	122,867	15,251
	AbbVie Inc.	121,396	13,674
	Amgen Inc.	52,569	12,814
*	Intuitive Surgical Inc.	12,578	11,567
	Zoetis Inc. Class A	52,768	9,834
	Cigna Corp.	40,282	9,550
	Bristol-Myers Squibb Co.	134,884	9,013
	Anthem Inc.	23,239	8,873
	Stryker Corp.	30,849	8,012
*	IDEXX Laboratories Inc.	12,149	7,673
	Gilead Sciences Inc.	99,635	6,861
*	Edwards Lifesciences Corp.	66,234	6,860
*	Illumina Inc.	14,310	6,772
*	Moderna Inc.	28,603	6,721
	Humana Inc.	13,882	6,146
*	Biogen Inc.	16,989	5,883
	HCA Healthcare Inc.	27,941	5,777

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	IQVIA Holdings Inc.	23,471	5,688
*	Align Technology Inc.	8,178	4,997
*	Vertex Pharmaceuticals Inc.	23,758	4,790
	Becton Dickinson & Co.	19,412	4,721
*	Laboratory Corp. of America Holdings	16,697	4,606
*	Boston Scientific Corp.	107,673	4,604
*	Regeneron Pharmaceuticals Inc.	8,203	4,582
	Agilent Technologies Inc.	29,707	4,391
*	Alexion Pharmaceuticals Inc.	20,349	3,738
	Baxter International Inc.	42,800	3,445
*	Dexcom Inc.	7,279	3,108
*	Charles River Laboratories International Inc.	8,059	2,981
*	Catalent Inc.	27,491	2,972
	Zimmer Biomet Holdings Inc.	18,070	2,906
	ResMed Inc.	11,300	2,786
*	Veeva Systems Inc. Class A	8,933	2,778
*	Acadia Healthcare Co. Inc.	43,032	2,700
	Bio-Techne Corp.	4,831	2,175
*	Centene Corp.	29,674	2,164
*	Bio-Rad Laboratories Inc. Class A	3,202	2,063
*	DaVita Inc.	17,119	2,062
*	Teladoc Health Inc.	12,300	2,045
	PerkinElmer Inc.	13,223	2,042
	Cooper Cos. Inc.	5,136	2,035
*	Hologic Inc.	29,853	1,992
*	Novavax Inc.	8,800	1,868
	STERIS plc	8,945	1,845
*	Exact Sciences Corp.	14,418	1,792
*	Molina Healthcare Inc.	7,010	1,774
*	Elanco Animal Health Inc.	49,626	1,722
*	Sage Therapeutics Inc.	30,100	1,710
*	Seagen Inc.	10,763	1,699
	Quest Diagnostics Inc.	12,819	1,692
*	Horizon Therapeutics plc	17,602	1,648
	Teleflex Inc.	3,932	1,580
	West Pharmaceutical Services Inc.	4,202	1,509
*	Envista Holdings Corp.	34,520	1,492
*	Jazz Pharmaceuticals plc	8,039	1,428
*	ABIOMED Inc.	4,438	1,385
	Universal Health Services Inc. Class B	9,109	1,334
*	Alnylam Pharmaceuticals Inc.	7,820	1,326
*	Iovance Biotherapeutics Inc.	47,200	1,228
	DENTSPLY SIRONA Inc.	18,983	1,201
*	Masimo Corp.	4,949	1,200
*	Sarepta Therapeutics Inc.	14,700	1,143
*	Penumbra Inc.	4,163	1,141
*	QIAGEN NV	23,457	1,135
*	Insulet Corp.	3,622	994
	Hill-Rom Holdings Inc.	8,722	991
*	Quidel Corp.	7,200	922
*	Nektar Therapeutics	53,100	911
		Shares	Market Value• ($000)
*	Neurocrine Biosciences Inc.	8,264	804
	Viatris Inc.	53,860	770
*	PPD Inc.	16,500	760
*	Ionis Pharmaceuticals Inc.	17,288	690
*	Organon & Co.	21,472	650
*	Mirati Therapeutics Inc.	4,000	646
	Cerner Corp.	8,193	640
	Chemed Corp.	1,300	617
*	Exelixis Inc.	27,903	508
	Cardinal Health Inc.	8,345	476
*	United Therapeutics Corp.	2,593	465
	Premier Inc. Class A	12,944	450
*	Incyte Corp.	5,200	437
*	Avantor Inc.	10,252	364
*	Guardant Health Inc.	2,538	315
*	BioMarin Pharmaceutical Inc.	3,200	267
*	Adaptive Biotechnologies Corp.	6,500	266
*	Integra LifeSciences Holdings Corp.	3,189	218
	Encompass Health Corp.	2,416	189
*	CureVac NV	2,100	154
	Bruker Corp.	1,500	114
*	GoodRx Holdings Inc. Class A	74	3
			464,614
Industrials (7.0%)
	Visa Inc. Class A	165,796	38,766
*	PayPal Holdings Inc.	125,347	36,536
	Mastercard Inc. Class A	87,886	32,086
	Accenture plc Class A	58,776	17,327
	Honeywell International Inc.	69,897	15,332
	Union Pacific Corp.	64,593	14,206
*	Boeing Co.	48,266	11,563
	Deere & Co.	32,002	11,287
	Capital One Financial Corp.	72,192	11,167
	United Parcel Service Inc. Class B	52,034	10,822
	American Express Co.	63,198	10,442
	3M Co.	50,985	10,127
	Caterpillar Inc.	45,524	9,907
*	Square Inc. Class A	39,008	9,510
	General Electric Co.	672,438	9,051
	Raytheon Technologies Corp.	103,888	8,863
	Lockheed Martin Corp.	21,492	8,132
	Sherwin-Williams Co.	29,142	7,940
	CSX Corp.	239,766	7,692
*	Fiserv Inc.	71,839	7,679
	Fidelity National Information Services Inc.	51,938	7,358
	Norfolk Southern Corp.	24,666	6,547
	Automatic Data Processing Inc.	31,334	6,224
	AMETEK Inc.	46,011	6,142
	Global Payments Inc.	32,231	6,045
	FedEx Corp.	19,930	5,946
	Illinois Tool Works Inc.	26,375	5,896
	IHS Markit Ltd.	44,814	5,049

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Eaton Corp. plc	31,645	4,689
	Emerson Electric Co.	47,090	4,532
	Vulcan Materials Co.	25,110	4,371
*	Mettler-Toledo International Inc.	3,121	4,324
*	TransDigm Group Inc.	6,285	4,068
	Cintas Corp.	10,373	3,962
	Trane Technologies plc	21,310	3,924
	PPG Industries Inc.	22,949	3,896
*	United Rentals Inc.	12,074	3,852
	Northrop Grumman Corp.	10,446	3,796
	Martin Marietta Materials Inc.	10,626	3,738
*	Mohawk Industries Inc.	19,372	3,723
	Carrier Global Corp.	74,958	3,643
*	Howmet Aerospace Inc.	105,166	3,625
*	Middleby Corp.	20,834	3,610
*	Keysight Technologies Inc.	21,308	3,290
	Fortive Corp.	45,701	3,187
*	Teledyne Technologies Inc.	7,464	3,126
	Rockwell Automation Inc.	10,862	3,107
	Equifax Inc.	12,823	3,071
*	Zebra Technologies Corp. Class A	5,716	3,027
	Xylem Inc.	25,125	3,014
	DuPont de Nemours Inc.	38,914	3,012
	Ball Corp.	37,125	3,008
	L3Harris Technologies Inc.	13,517	2,922
	Parker-Hannifin Corp.	9,302	2,857
*	Berry Global Group Inc.	43,393	2,830
	Quanta Services Inc.	30,093	2,726
*	Waters Corp.	7,833	2,707
	Eagle Materials Inc.	18,979	2,697
	PACCAR Inc.	28,448	2,539
	Textron Inc.	36,284	2,495
	Otis Worldwide Corp.	30,224	2,471
	General Dynamics Corp.	13,091	2,465
*	Trimble Inc.	30,037	2,458
	Old Dominion Freight Line Inc.	9,621	2,442
	Crown Holdings Inc.	23,861	2,439
	Stanley Black & Decker Inc.	11,796	2,418
*	Ingersoll Rand Inc.	48,482	2,366
	Verisk Analytics Inc.	13,447	2,349
	IDEX Corp.	10,462	2,302
*	AECOM	35,745	2,263
	TransUnion	19,883	2,183
*	Virgin Galactic Holdings Inc.	46,900	2,157
	Kansas City Southern	7,571	2,145
	Cummins Inc.	8,721	2,126
*	Colfax Corp.	46,190	2,116
	HEICO Corp. Class A	17,003	2,111
	Jacobs Engineering Group Inc.	15,658	2,089
	Fortune Brands Home & Security Inc.	20,487	2,041
	Synchrony Financial	41,089	1,994
*	FleetCor Technologies Inc.	7,468	1,912
	Nordson Corp.	8,492	1,864
	A O Smith Corp.	25,732	1,854
	AGCO Corp.	13,710	1,788
		Shares	Market Value• ($000)
	Johnson Controls International plc	25,378	1,742
	Allegion plc	12,151	1,693
	ITT Inc.	18,189	1,666
	Lennox International Inc.	4,681	1,642
*	Kirby Corp.	27,000	1,637
*	XPO Logistics Inc.	11,342	1,587
	Masco Corp.	26,716	1,574
	Oshkosh Corp.	12,558	1,565
	Carlisle Cos. Inc.	7,633	1,461
	JB Hunt Transport Services Inc.	8,852	1,442
	Toro Co.	13,011	1,430
	Sealed Air Corp.	23,960	1,420
	MKS Instruments Inc.	7,915	1,408
	Huntington Ingalls Industries Inc.	6,396	1,348
	Dover Corp.	8,810	1,327
	Owens Corning	13,342	1,306
*	Sensata Technologies Holding plc	22,433	1,300
	Valmont Industries Inc.	5,396	1,274
	Cognex Corp.	14,825	1,246
	WW Grainger Inc.	2,682	1,175
	Packaging Corp. of America	7,444	1,008
	Landstar System Inc.	6,235	985
	BWX Technologies Inc.	14,202	825
	AptarGroup Inc.	5,600	789
	Silgan Holdings Inc.	18,967	787
	Donaldson Co. Inc.	12,229	777
*	Gates Industrial Corp. plc	42,069	760
	RPM International Inc.	8,489	753
	Armstrong World Industries Inc.	6,812	731
*	Fair Isaac Corp.	1,440	724
	Expeditors International of Washington Inc.	5,586	707
*	Coherent Inc.	2,590	685
	Pentair plc	10,087	681
	Air Lease Corp. Class A	15,591	651
	Knight-Swift Transportation Holdings Inc. Class A	14,300	650
	Regal Beloit Corp.	4,625	617
	Booz Allen Hamilton Holding Corp. Class A	6,943	591
*	WEX Inc.	3,040	589
	Jack Henry & Associates Inc.	3,232	528
	Genpact Ltd.	11,065	503
*	WESCO International Inc.	4,845	498
	CH Robinson Worldwide Inc.	5,311	497
	Lincoln Electric Holdings Inc.	3,765	496
	Snap-on Inc.	2,097	469
*	Bill.com Holdings Inc.	2,500	458
	Robert Half International Inc.	5,000	445
	Littelfuse Inc.	1,673	426
	Flowserve Corp.	10,413	420
	Vontier Corp.	12,079	394
	Graco Inc.	4,912	372

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Axalta Coating Systems Ltd.	12,120	370
	Brunswick Corp.	3,628	361
	nVent Electric plc	10,087	315
	MDU Resources Group Inc.	9,950	312
	ADT Inc.	28,622	309
*	Euronet Worldwide Inc.	2,192	297
	ManpowerGroup Inc.	2,450	291
	Graphic Packaging Holding Co.	15,800	287
	Schneider National Inc. Class B	13,062	284
	Curtiss-Wright Corp.	2,100	249
*	Paylocity Holding Corp.	1,300	248
	Hubbell Inc. Class B	1,100	206
	Alliance Data Systems Corp.	1,600	167
	HEICO Corp.	1,087	152
*	Affirm Holdings Inc. Class A	119	8
*	Marqeta Inc. Class A	224	6
			549,284
Other (0.8%)
[1]	Vanguard Tax-Exempt Bond Index ETF	1,122,626	62,081
Real Estate (1.4%)
	American Tower Corp.	40,219	10,865
	Prologis Inc.	84,344	10,082
	Crown Castle International Corp.	41,238	8,045
	Equinix Inc.	9,349	7,503
	SBA Communications Corp.	15,794	5,033
	Digital Realty Trust Inc.	24,538	3,692
	Public Storage	12,156	3,655
*	CBRE Group Inc. Class A	38,001	3,258
*	CoStar Group Inc.	38,690	3,204
	Iron Mountain Inc.	73,597	3,115
	American Homes 4 Rent Class A	76,425	2,969
	Omega Healthcare Investors Inc.	75,143	2,727
	Equity Residential	30,250	2,329
*	Zillow Group Inc. Class C	18,791	2,297
	Welltower Inc.	26,763	2,224
	Simon Property Group Inc.	17,000	2,218
*	Howard Hughes Corp.	22,500	2,193
	Extra Space Storage Inc.	13,300	2,179
	AvalonBay Communities Inc.	9,828	2,051
*	Jones Lang LaSalle Inc.	10,212	1,996
	Weyerhaeuser Co.	54,846	1,888
	Essex Property Trust Inc.	5,973	1,792
	Vornado Realty Trust	37,134	1,733
	Equity LifeStyle Properties Inc.	22,346	1,660
*	Host Hotels & Resorts Inc.	95,799	1,637
	Mid-America Apartment Communities Inc.	9,294	1,565
	Alexandria Real Estate Equities Inc.	8,330	1,516
	Camden Property Trust	10,700	1,420
		Shares	Market Value• ($000)
	Duke Realty Corp.	26,790	1,268
	Brookfield Property REIT Inc. Class A	59,339	1,121
	Healthpeak Properties Inc.	30,867	1,028
	SL Green Realty Corp.	12,551	1,004
	Realty Income Corp.	14,500	968
	Boston Properties Inc.	7,581	869
	Apartment Income REIT Corp.	17,807	845
	Invitation Homes Inc.	21,896	816
	Lamar Advertising Co. Class A	7,467	780
	Ventas Inc.	13,600	777
	Sun Communities Inc.	4,500	771
	Kilroy Realty Corp.	10,852	756
	CoreSite Realty Corp.	5,337	718
	Douglas Emmett Inc.	20,790	699
	UDR Inc.	12,695	622
	Rexford Industrial Realty Inc.	10,000	569
	CyrusOne Inc.	7,600	544
*	Zillow Group Inc. Class A	3,647	447
	VICI Properties Inc.	12,500	388
	First Industrial Realty Trust Inc.	7,000	366
	Federal Realty Investment Trust	3,019	354
	Medical Properties Trust Inc.	10,779	217
	Rayonier Inc.	5,100	183
	Americold Realty Trust	4,162	157
	JBG SMITH Properties	4,600	145
	Life Storage Inc.	513	55
	STORE Capital Corp.	1,277	44
	American Campus Communities Inc.	760	35
			111,392
Technology (13.3%)
	Apple Inc.	1,432,046	196,133
	Microsoft Corp.	720,284	195,125
*	Facebook Inc. Class A	232,772	80,937
*	Alphabet Inc. Class A	31,957	78,032
*	Alphabet Inc. Class C	25,264	63,320
	NVIDIA Corp.	59,515	47,618
*	Adobe Inc.	48,224	28,242
	Intel Corp.	386,436	21,695
*	salesforce.com Inc.	77,575	18,949
	Broadcom Inc.	32,749	15,616
	QUALCOMM Inc.	108,410	15,495
	Texas Instruments Inc.	78,992	15,190
	Oracle Corp.	178,205	13,871
	Applied Materials Inc.	90,715	12,918
	Intuit Inc.	25,152	12,329
*	Micron Technology Inc.	127,810	10,861
*	ServiceNow Inc.	17,885	9,829
*	Advanced Micro Devices Inc.	103,623	9,733
	Lam Research Corp.	13,149	8,556
	Roper Technologies Inc.	14,570	6,851
*	Autodesk Inc.	23,262	6,790
	International Business Machines Corp.	45,903	6,729

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Zoom Video Communications Inc. Class A	16,500	6,386
	Analog Devices Inc.	33,550	5,776
*	Twitter Inc.	74,635	5,136
*	Twilio Inc. Class A	12,330	4,860
*	Synopsys Inc.	17,230	4,752
*	Cadence Design Systems Inc.	33,815	4,627
	Amphenol Corp. Class A	65,560	4,485
*	Workday Inc. Class A	18,747	4,476
*	Match Group Inc.	27,592	4,449
	Xilinx Inc.	28,929	4,184
*	DocuSign Inc.	14,425	4,033
	Marvell Technology Inc.	62,986	3,674
	HP Inc.	119,671	3,613
*	Palantir Technologies Inc. Class A	136,434	3,596
	Cognizant Technology Solutions Corp. Class A	48,018	3,326
	Skyworks Solutions Inc.	17,100	3,279
*	Okta Inc. Class A	13,316	3,258
*	Atlassian Corp. plc Class A	12,259	3,149
	Microchip Technology Inc.	20,270	3,035
	KLA Corp.	9,317	3,021
*	Fortinet Inc.	12,162	2,897
*	Dell Technologies Inc. Class C	28,164	2,807
	Corning Inc.	68,131	2,787
*	ON Semiconductor Corp.	72,209	2,764
*	VeriSign Inc.	11,621	2,646
	Teradyne Inc.	19,532	2,617
*	ANSYS Inc.	7,369	2,557
*	Qorvo Inc.	11,320	2,215
*	Gartner Inc.	8,596	2,082
*	Arrow Electronics Inc.	17,906	2,038
*	Akamai Technologies Inc.	17,101	1,994
*	NCR Corp.	42,803	1,952
*	Cree Inc.	18,851	1,846
*	Splunk Inc.	12,765	1,846
	Hewlett Packard Enterprise Co.	120,529	1,757
*	EPAM Systems Inc.	3,426	1,751
*	Black Knight Inc.	20,612	1,607
*	Nuance Communications Inc.	29,403	1,601
*	GoDaddy Inc. Class A	17,857	1,553
	CDW Corp.	8,857	1,547
*	Palo Alto Networks Inc.	4,128	1,532
*	VMware Inc. Class A	9,429	1,508
*	PTC Inc.	10,669	1,507
*	RingCentral Inc. Class A	4,984	1,448
*	Western Digital Corp.	20,174	1,436
*	Snowflake Inc. Class A	5,861	1,417
*	Pinterest Inc. Class A	17,800	1,405
*	Paycom Software Inc.	3,751	1,363
*	Tyler Technologies Inc.	2,891	1,308
*	Skillz Inc. Class A	59,700	1,297
*	Cloudflare Inc. Class A	12,000	1,270
*	F5 Networks Inc.	6,675	1,246
*	Ceridian HCM Holding Inc.	12,978	1,245
*	IAC/InterActiveCorp	8,045	1,240
	Citrix Systems Inc.	9,859	1,156
		Shares	Market Value• ($000)
*	DoorDash Inc. Class A	6,350	1,132
*	IPG Photonics Corp.	5,229	1,102
*	MongoDB Inc. Class A	2,994	1,082
*	Zendesk Inc.	7,476	1,079
*	Slack Technologies Inc. Class A	24,300	1,077
*	Datadog Inc. Class A	10,000	1,041
*	Zscaler Inc.	4,818	1,041
*	Fastly Inc. Class A	17,300	1,031
*	Teradata Corp.	19,986	999
*	Manhattan Associates Inc.	6,606	957
	Universal Display Corp.	4,186	931
*	C3.ai Inc. Class A	14,800	925
*	Coupa Software Inc.	3,519	922
	Monolithic Power Systems Inc.	2,200	822
	Dolby Laboratories Inc. Class A	8,275	813
*	Crowdstrike Holdings Inc. Class A	3,100	779
	NetApp Inc.	8,971	734
*	Cerence Inc.	6,400	683
	NortonLifeLock Inc.	24,339	663
*	Vimeo Inc.	13,061	640
*	Aspen Technology Inc.	4,278	588
*	Pure Storage Inc. Class A	28,105	549
	Leidos Holdings Inc.	5,350	541
*	Elastic NV	3,518	513
*	Wix.com Ltd.	1,700	493
	Jabil Inc.	8,300	482
*	Dropbox Inc. Class A	15,760	478
*	HubSpot Inc.	820	478
	SS&C Technologies Holdings Inc.	6,447	465
*	Nutanix Inc. Class A	11,790	451
*	DXC Technology Co.	11,250	438
	Entegris Inc.	3,200	394
*	Guidewire Software Inc.	3,086	348
*	Dynatrace Inc.	4,970	290
*	Unity Software Inc.	2,616	287
*	Avalara Inc.	1,751	283
*	Proofpoint Inc.	1,600	278
*	Change Healthcare Inc.	12,066	278
*	Concentrix Corp.	1,700	273
*	Smartsheet Inc. Class A	3,300	239
	SYNNEX Corp.	1,700	207
	Pegasystems Inc.	1,468	204
	Amdocs Ltd.	2,400	186
*	Medallia Inc.	4,270	144
*	New Relic Inc.	2,000	134
	Xerox Holdings Corp.	4,318	101
*	FireEye Inc.	4,671	94
	National Instruments Corp.	2,211	93
*	AppLovin Corp. Class A	280	21
*	UiPath Inc. Class A	220	15
*	Qualtrics International Inc. Class A	264	10
*	Bumble Inc. Class A	126	7
	CDK Global Inc.	3	—
*	Just Eat Takeaway.com NV ADR	1	—
			1,048,991

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
Telecommunications (1.5%)
	Comcast Corp. Class A	445,383	25,396
	Cisco Systems Inc.	392,433	20,799
	Verizon Communications Inc.	288,107	16,143
	AT&T Inc.	433,484	12,476
*	Charter Communications Inc. Class A	15,028	10,842
*	T-Mobile US Inc.	62,892	9,109
*	Liberty Broadband Corp. Class C	26,422	4,588
*	Roku Inc. Class A	8,713	4,001
	Lumen Technologies Inc.	264,562	3,595
	Motorola Solutions Inc.	15,378	3,335
*	Arista Networks Inc.	8,376	3,035
*	Liberty Broadband Corp. Class A	12,998	2,186
*	Altice USA Inc. Class A	37,314	1,274
*	DISH Network Corp. Class A	22,133	925
*	Ciena Corp.	15,379	875
*	CommScope Holding Co. Inc.	36,723	782
	Ubiquiti Inc.	1,484	463
	Cable One Inc.	40	76
			119,900
Utilities (1.2%)
	NextEra Energy Inc.	213,340	15,634
	Southern Co.	98,416	5,955
	Duke Energy Corp.	59,772	5,901
	American Water Works Co. Inc.	36,290	5,593
	Waste Management Inc.	33,651	4,715
	Consolidated Edison Inc.	58,005	4,160
*	Clean Harbors Inc.	41,000	3,819
	American Electric Power Co. Inc.	43,400	3,671
		Shares	Market Value• ($000)
	Sempra Energy	26,229	3,475
	Dominion Energy Inc.	45,609	3,355
	Exelon Corp.	65,800	2,916
	Public Service Enterprise Group Inc.	47,759	2,853
	Xcel Energy Inc.	42,704	2,813
	WEC Energy Group Inc.	26,459	2,354
	FirstEnergy Corp.	61,869	2,302
	DTE Energy Co.	17,175	2,226
	Eversource Energy	24,487	1,965
	Republic Services Inc.	16,510	1,816
	PPL Corp.	60,316	1,687
	AES Corp.	53,469	1,394
	Essential Utilities Inc.	30,186	1,379
	Alliant Energy Corp.	24,226	1,351
*	Sunrun Inc.	23,000	1,283
	National Fuel Gas Co.	23,728	1,240
	Edison International	21,417	1,238
	CMS Energy Corp.	20,227	1,195
	NRG Energy Inc.	28,315	1,141
*	PG&E Corp.	106,300	1,081
	NiSource Inc.	42,649	1,045
	Vistra Corp.	56,291	1,044
	Entergy Corp.	10,412	1,038
*	Stericycle Inc.	11,477	821
	Ameren Corp.	9,798	784
	UGI Corp.	15,661	725
	OGE Energy Corp.	19,986	673
	Atmos Energy Corp.	3,445	331
	Evergy Inc.	3,535	214
	Pinnacle West Capital Corp.	1,900	156
	Avangrid Inc.	2,345	121
			95,464
Total Common Stocks (Cost $1,440,471)			3,817,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (52.2%)
Alabama (0.8%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	564
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	3,525	4,188
	Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	401
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	11/1/39	5,000	6,586
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	4.000%	11/1/38	2,640	3,247
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,100	1,350
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,680
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	2,845	3,247
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	444

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	4,865	6,068
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	630
	Huntsville AL GO	5.000%	5/1/35	1,125	1,408
	Huntsville AL GO	5.000%	5/1/38	1,860	2,373
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	1,013
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,802
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,221
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	554
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	459
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,445
	Montgomery AL GO	4.000%	12/1/36	400	491
	Montgomery AL GO	4.000%	12/1/39	450	546
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,420
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,663
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	2,000	2,389
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	4,720	5,824
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	639
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,309
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,191
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	819
					61,971
Alaska (0.0%)
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	444
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	75	78
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,663
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,540
					3,725
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	790
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	613
	Arizona COP	5.000%	10/1/26	2,000	2,454
	Arizona Industrial Development Authority Lease Revenue (Children's National Medical Center)	5.000%	9/1/34	350	455
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	201
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	114
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	309
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	363
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	761
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,648
	Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,366
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,937
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,240
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,361
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,405
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,205
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,316
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,237
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	524

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,147
	Chandler AZ GO	5.000%	7/1/23	1,165	1,277
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,220
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	125
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,097
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,051
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	1,110
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,972
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,110	1,470
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,200
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,402
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,577
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,223
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/29	1,800	2,370
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/39	1,000	1,344
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	1,229
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	525	525
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,321
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,238
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,866
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,279
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	363
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	309
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,260
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,095
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,292
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28	515	525
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,087
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	2,000	2,603
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	2,500	3,312
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,871
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,340
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/25	1,825	2,098
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,046
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	815

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	1,205
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22	500	506
					78,069
Arkansas (0.2%)
	Arkansas State GO (Four-Lane Highway Construction and Improvement)	5.000%	6/15/23	10,000	10,946
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,290
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,118
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,230
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,193
	University of Arkansas Revenue	5.000%	11/1/21	805	818
	University of Arkansas Revenue	5.000%	11/1/24	850	978
	University of Arkansas Revenue	5.000%	11/1/30	775	943
					18,516
California (4.5%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22	500	522
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory) ETM	5.000%	7/1/21	760	760
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,414
[7]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	637
[8]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	2,070	1,694
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,080
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,095
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,171
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	954
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	518
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,085
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,155
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,101
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,079
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,167
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,097
[9]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.930%	5/1/23	1,000	1,007
[7]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	877
[5]	California GO	5.000%	9/1/29	1,000	1,311
[5]	California GO	5.000%	9/1/30	1,500	2,004
[5]	California GO	5.000%	9/1/31	2,000	2,721
[5]	California GO	5.000%	9/1/32	1,000	1,353
[5]	California GO	5.000%	9/1/41	5,000	6,596
	California GO	5.000%	8/1/22	1,000	1,053
	California GO	5.000%	9/1/22	1,805	1,907
	California GO	5.000%	9/1/23	1,750	1,932
	California GO	5.000%	11/1/23	1,155	1,284
	California GO	5.000%	4/1/24	2,000	2,260

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/24	2,000	2,303
	California GO	5.000%	12/1/24	2,000	2,317
	California GO	5.000%	3/1/26	660	770
	California GO	5.000%	4/1/26	2,000	2,423
	California GO	5.000%	4/1/27	2,000	2,489
	California GO	3.500%	8/1/27	1,515	1,768
	California GO	5.000%	2/1/28	690	742
	California GO	5.000%	4/1/28	5,125	6,542
	California GO	5.000%	9/1/29	455	557
	California GO	5.000%	11/1/29	1,700	1,888
	California GO	5.000%	9/1/30	1,000	1,008
	California GO	5.000%	11/1/30	5,000	6,733
	California GO	4.000%	8/1/31	1,675	1,943
	California GO	5.000%	2/1/32	500	514
	California GO	5.000%	4/1/32	2,500	3,244
	California GO	5.000%	10/1/32	1,875	2,145
	California GO	4.000%	8/1/33	1,520	1,756
	California GO	5.000%	8/1/33	2,865	3,487
	California GO	4.000%	9/1/33	2,000	2,316
	California GO	3.000%	10/1/34	1,225	1,384
	California GO	5.000%	11/1/34	1,340	1,782
	California GO	3.000%	10/1/35	1,815	2,043
	California GO	5.000%	11/1/35	5,000	6,637
	California GO	3.000%	10/1/36	1,500	1,672
[2]	California GO VRDO	0.010%	7/1/21	1,700	1,700
[2]	California Health Facilities Financing Authority Revenue (Advent Obligated Group) VRDO	0.010%	7/1/21	1,250	1,250
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,430
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,058
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,199
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	846
	California Health Facilities Financing Authority Revenue (PIH Health)	4.000%	6/1/38	1,000	1,198
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,340
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	2,016
	California Health Facilities Financing Authority Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	971
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,250
	California Housing Finance Agency Municipal Certificates	3.500%	11/20/35	996	1,167
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	634
[9]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences), SIFMA Municipal Swap Index Yield + 0.350% PUT	0.380%	8/1/24	1,000	1,000
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	1,008
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,141
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	22
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,044
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,096
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,374
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	323

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29	260	265
	California Public Works Board Lease Revenue (Regents of The University of California) Prere.	5.000%	12/1/21	35	36
[5]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/24	500	554
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,880
[5]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,663
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,061
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	362
	California Public Works Board Lease Revenue (Various Capital Projects) Prere.	5.000%	12/1/21	25	25
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	245	249
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	255	259
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,583
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/22	1,000	1,017
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,265
	California State University Systemwide Revenue	5.000%	11/1/34	1,970	2,262
	California State University Systemwide Revenue	5.000%	11/1/39	2,335	2,673
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	46
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	190
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,203
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,478
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,464
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,181
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,678
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,065
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,640	4,800
[4]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	466
[3]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,195
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	1,000	1,098
	Chaffey CA Community College District GO	5.000%	6/1/23	850	929
[3]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	940
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,074
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,041
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,101
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,103
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1) ETM	5.000%	9/1/22	970	1,024
[4]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	400	408
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	1,028
[3]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,100
[9]	Eastern Municipal Water & Wastewater Revenue, SIFMA Municipal Swap Index Yield + 0.100% PUT	0.130%	7/1/24	300	300
[2]	Eastern Municipal Water & Wastewater Revenue VRDO	0.010%	7/1/21	1,820	1,820
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,605
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,177

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	500	587
[7]	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	2,070	1,939
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	1,140	1,346
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,239
[2]	Irvine CA Assessment District No. 93-14 Ltd. Improvement Bonds VRDO	0.010%	7/1/21	100	100
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,655
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,148
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	368
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	485
[12]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,269
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,160
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,115
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,845
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,436
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,326
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,475
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23	2,600	2,851
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.010%	7/1/21	400	400
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,685
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,687
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,190
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,152
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,218
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,447
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	610
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,227
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	1,961
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.010%	7/1/21	7,445	7,445
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,576
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,775
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,756
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,175
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	526
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,249
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,307
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	7/1/40	1,000	1,322
[9]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.170%	5/21/24	500	500
[9]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.170%	5/21/24	500	500
[9]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.170%	5/21/24	500	500
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,320
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	915

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,812
	Napa Valley Community College District GO	4.000%	8/1/32	1,090	1,239
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	559
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	526
[3]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,771
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,331
[8]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	995
[12]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	986
[12]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	610
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	1,085	1,098
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,385	1,680
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,359
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,096
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	2,018
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	366
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	375
[6]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	812
[8]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,528
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23	330	331
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	587
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	679
[3]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	996
	San Diego CA Community College District GO Prere.	5.000%	8/1/21	500	502
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,101
	San Diego CA Unified School District GO	0.000%	7/1/27	100	95
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	520	671
	San Diego CA Unified School District GO	0.000%	7/1/28	430	398
	San Diego CA Unified School District GO	0.000%	7/1/29	440	398
	San Diego CA Unified School District GO	0.000%	7/1/30	250	220
	San Diego CA Unified School District GO	5.000%	7/1/35	2,000	2,185
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	301
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	75
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	65
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	54
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	549
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,253
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	580
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,175
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,805
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21	350	350
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,940
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,128
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,170
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	629
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,284
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,082

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,164
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,827
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	999
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,038
	San Mateo Foster City School District GO	3.000%	8/1/40	750	820
[7]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,146
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,250
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,086
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,333
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,346
	Southern California Public Power Authority Revenue (Canyon Power Project) Prere.	5.000%	7/1/21	1,105	1,105
[2]	Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	0.010%	7/1/21	600	600
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,177
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,136
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,242
[8]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	989
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,916
[5]	University of California Revenue	5.000%	5/15/36	2,000	2,638
[5]	University of California Revenue	5.000%	5/15/38	2,275	2,984
	University of California Revenue VRDO	0.010%	7/1/21	1,800	1,800
	University of California Revenue	5.000%	5/15/28	690	750
[5]	University of California Revenue	5.000%	5/15/31	2,000	2,623
	University of California Revenue	4.000%	5/15/33	1,000	1,123
	University of California Revenue	5.000%	5/15/33	3,000	3,984
	University of California Revenue	4.000%	5/15/34	1,000	1,162
	University of California Revenue	4.000%	5/15/34	1,770	1,942
	University of California Revenue	4.000%	5/15/35	2,000	2,321
	University of California Revenue	5.000%	5/15/35	1,620	2,051
	University of California Revenue	5.000%	5/15/35	1,165	1,471
	University of California Revenue	4.000%	5/15/39	5,000	6,134
	University of California Revenue Prere.	5.000%	5/15/23	310	337
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,318
[3,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	941
[8]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	942
					352,278
Colorado (0.9%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,708
	Adams 12 Five Star Schools GO	5.000%	12/15/30	2,775	3,400
	Adams County CO COP	5.000%	12/1/31	650	770
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	324
	Boulder Valley School District No. Re-2 Boulder GO	4.000%	12/1/31	3,480	4,122
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21	500	508
	Colorado COP	4.000%	12/15/33	1,235	1,471
	Colorado COP	4.000%	12/15/34	1,800	2,140
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	199
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	581
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,290
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,195
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,263

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,411
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,328
	Colorado Health Facilities Authority Revenue (Commonspirit Health)	5.000%	8/1/32	2,250	2,870
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	534
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,742
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,240	2,420
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	533
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,386
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	952
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	468
	Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,053
	Denver CO City & County Board of Water Commissioners Revenue	5.000%	12/15/35	1,490	2,046
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,990
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	421
	Denver CO City & County GO	5.000%	8/1/29	2,245	2,972
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,689
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,836
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,146
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,428
[9]	E-470 Public Highway Authority Colorado Revenue, SOFR + 0.350% PUT	0.384%	9/1/24	210	210
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	999
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,765
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	814
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,942
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	374
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	534
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	534
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	556
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	679
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	1,000	1,141
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,334
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,295
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,372
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,858
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	538
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,060
					71,201
Connecticut (0.8%)
	Connecticut GO	5.000%	7/15/22	2,050	2,154
[5]	Connecticut GO	5.000%	7/15/25	1,625	1,912
	Connecticut GO	5.000%	11/15/22	1,935	2,064
	Connecticut GO	5.000%	4/15/24	800	830
	Connecticut GO	5.000%	2/15/25	1,000	1,165
	Connecticut GO	5.000%	5/15/25	2,345	2,757
	Connecticut GO	5.000%	2/15/26	1,000	1,204
	Connecticut GO	5.000%	9/1/26	1,000	1,143
	Connecticut GO	5.000%	2/15/27	1,000	1,239
	Connecticut GO	4.000%	9/15/27	1,000	1,042
	Connecticut GO	5.000%	4/15/28	500	518
	Connecticut GO	5.000%	4/15/28	1,000	1,275
	Connecticut GO	5.000%	3/1/32	2,950	3,281

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	10/15/32	705	744
	Connecticut GO	4.000%	3/15/35	5,000	5,655
	Connecticut GO	3.000%	1/15/38	2,345	2,576
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,290
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,198
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	2,064
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare) Prere.	5.000%	7/1/21	550	550
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,620
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	1,108
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	715
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,501
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	886
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	912
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,660
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	997
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	534
[5]	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	633
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/34	1,000	1,333
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,932
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,500
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,285
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,260
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,921
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,280	1,636
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,411
	University of Connecticut GO	5.000%	2/15/27	635	733
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,256
					65,494
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,178
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	739
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,616
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	655
	Delaware Transportation Authority Grant Anticipation Bonds	5.000%	9/1/29	1,780	2,320
	University of Delaware Bonds	5.000%	11/1/37	1,700	2,177
	University of Delaware Bonds	5.000%	11/1/34	440	620
	University of Delaware Bonds	5.000%	11/1/35	500	709
					10,014
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,457
	District of Columbia GO	5.000%	6/1/29	3,780	4,276

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/32	1,000	1,205
	District of Columbia GO	5.000%	6/1/34	1,320	1,616
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,182
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,442
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	668
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	784
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,204
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,669
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,339
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	2,000	2,274
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,127
[12]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	387
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,803
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	774
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,165
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,350
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,331
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/23	1,000	1,098
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,183
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,728
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,614
					39,676
Florida (2.3%)
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,092
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	424
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,118
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	681
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	455
[3]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,239
[3]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,226
[3]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	1,041
	Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,166
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,150
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,334
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,931
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,274
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	683
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,298
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,412
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,892
[5]	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,610

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	233
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	469
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	552
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	248
	Florida GO	4.000%	6/1/27	1,455	1,557
	Florida GO	5.000%	7/1/27	1,440	1,760
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	897
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	2,087
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	1,101
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,267
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/23	5,130	5,623
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,128
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,592
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	229
[2]	Hillsborough County FL Industrial Development Authority Health System Revenue VRDO	0.020%	7/1/21	8,900	8,900
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	564
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,730
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,214
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	190	191
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,266
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,284
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,400
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,836
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,429
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,329
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,881
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,105
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	529
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,812
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,176
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,420
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,907
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,111
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,296
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	918
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,795
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	2,072
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,134
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,202
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,783
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,260
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,655

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,231
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,228
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,202
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,203
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,394
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	500	577
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	973
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	944
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,140
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital)	5.000%	8/1/25	1,000	1,095
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,079
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,624
	Miami-Dade County FL School Board GO	5.000%	3/15/31	3,155	3,405
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,610	1,801
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,743
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,594
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	758
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,061
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	530
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,617
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,185
	Miami-Dade County FL Water & Sewer System Revenue	4.000%	10/1/38	2,125	2,604
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,191
	North Sumter County Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	3,210
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,831
	Orange County FL School Board COP	5.000%	8/1/32	1,000	1,387
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,346
[3]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,941
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	1,014
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	651
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,426
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	647
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,496
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,811
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,760
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Ration Expansion)	2.625%	6/1/25	165	170
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	497
	Port St. Lucie FL Utility System Revenue	4.000%	9/1/32	1,440	1,672
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,362
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,142
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,159
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,354
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,090
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26	1,000	1,103
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,142
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,133
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,165

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	860
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,447
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,463
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	210
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,637
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	784
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	255
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	317
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21	1,275	1,287
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,164
	Tohopekaliga FL Water Authority Utility System Revenue Prere.	5.750%	10/1/21	500	507
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,066
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,950
	Volusia County FL School Board COP	5.000%	8/1/29	1,000	1,304
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,168
					181,075
Georgia (1.3%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,118
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,225
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	589
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,524
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,514
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,646
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	508
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	125
	City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,723
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	432
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,355
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	982
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	506
	Forsyth County GA GO	5.000%	9/1/23	2,000	2,209
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,925
	Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,209
[5]	Georgia GO	5.000%	7/1/30	2,530	3,413
	Georgia GO	5.000%	7/1/24	1,500	1,713
	Georgia GO	5.000%	7/1/24	1,000	1,142
	Georgia GO	5.000%	7/1/25	1,100	1,302
	Georgia GO	5.000%	2/1/30	1,500	1,854
	Georgia GO	5.000%	8/1/33	5,000	6,689
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,740
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	700
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	425
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,908
	Gwinnett County GA School District GO	5.000%	2/1/28	500	582
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	542
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	621

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	355
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	717
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,662
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,744
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,644
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,900	3,353
	Metropolitan Atlanta GA Rapid Transit Authority Revenue (Third Indenture)	5.000%	7/1/43	2,000	2,342
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,705
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,166
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,430
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	810
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,795
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,795
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,244
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,955
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,499
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	625
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	224
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	743
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	719
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	1,007
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	982
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	2,000	2,443
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,447
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,028
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,358
					99,013
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	1,001
[5]	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	754
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	863
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,091
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,431
	Guam International Airport Authority Revenue	5.000%	10/1/21	465	470
[3]	Guam Power Authority Revenue	5.000%	10/1/30	255	268
					5,878
Hawaii (0.6%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,337
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,334
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,652

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21	400	400
	Hawaii GO	5.000%	12/1/21	375	383
	Hawaii GO	5.000%	8/1/24	1,765	2,018
	Hawaii GO	5.000%	8/1/25	1,500	1,714
	Hawaii GO	5.000%	10/1/25	1,575	1,876
	Hawaii GO	5.000%	1/1/29	1,370	1,735
	Hawaii GO	5.000%	8/1/29	3,500	3,835
	Hawaii GO	5.000%	8/1/29	830	943
	Hawaii GO	4.000%	8/1/32	5,000	5,521
	Hawaii GO	5.000%	1/1/33	1,575	1,964
	Hawaii GO	5.000%	1/1/36	4,115	5,098
	Hawaii GO Prere.	5.000%	12/1/21	310	316
	Hawaii GO Prere.	5.000%	12/1/21	190	194
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,282
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,185
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,742
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,139
	Honolulu HI City & County GO Prere.	5.250%	8/1/21	500	502
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,363
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,182
	State of Hawaii Airports System Revenue	4.000%	7/1/38	2,500	3,037
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,472
					50,224
Idaho (0.1%)
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21	1,215	1,225
[2]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	0.020%	7/1/21	800	800
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	2,001
	Idaho Housing & Finance Association Grant Revenue	5.000%	7/15/35	750	999
					5,025
Illinois (2.5%)
[8]	Chicago IL Board of Education GO	0.000%	12/1/29	200	172
	Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,019
[8]	Chicago IL Board of Education GO	5.250%	12/1/21	540	550
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,105
	Chicago IL Board of Education GO	5.000%	12/1/24	700	802
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,718
	Chicago IL Board of Education GO	7.000%	12/1/26	500	637
[8]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	886
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,463
[8]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,126
[3]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,573
[8]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,255
	Chicago IL Board of Education GO	5.000%	12/1/33	725	943
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,386
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,564
	Chicago IL GO	5.000%	1/1/24	520	576
	Chicago IL GO	5.000%	1/1/26	335	383
	Chicago IL GO	5.125%	1/1/27	100	115
	Chicago IL GO	5.000%	1/1/28	1,090	1,358
	Chicago IL GO	5.250%	1/1/28	200	229
	Chicago IL GO	5.000%	1/1/31	1,500	1,926
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,200
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	500	510
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	257
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	303
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	214
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,169

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,072
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,834
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,354
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,186
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,221
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	512
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,151
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	3,142
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,576
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,195
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,658
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,182
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,354
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,252
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,257
	Chicago IL Park District GO	5.000%	1/1/31	1,000	1,084
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,410
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,208
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,733
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,224
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,750
[8]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,225	1,510
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,127
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,131
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,097
	Cook County IL GO	5.250%	11/15/25	1,000	1,018
[3]	Cook County IL GO	5.000%	11/15/26	1,545	1,893
	Cook County IL GO	5.250%	11/15/28	565	575
[3]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	552
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,765
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,771
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,914
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,285
	Illinois Finance Authority Revenue (Ascension Health Credit Group) Prere.	5.000%	11/15/21	500	509
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	580
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/35	1,000	1,338
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29	1,300	1,468
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,226
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,202
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,200
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,193
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,148
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,138
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,182
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,122
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	85
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	165	198
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,149

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,223
	Illinois Finance Authority Revenue (Trinity Health Corp.) Prere.	5.000%	12/1/21	500	510
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	500	506
[5]	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	2,111
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,138
	Illinois GO	5.000%	8/1/21	605	607
	Illinois GO	5.000%	11/1/21	3,415	3,469
	Illinois GO	5.000%	8/1/22	1,000	1,051
	Illinois GO	5.000%	10/1/22	1,290	1,366
	Illinois GO	5.000%	11/1/22	2,300	2,443
	Illinois GO	5.000%	11/1/22	1,000	1,062
	Illinois GO	5.000%	2/1/23	540	580
	Illinois GO	5.000%	3/1/23	750	808
	Illinois GO	5.000%	11/1/23	1,000	1,104
	Illinois GO	4.000%	3/1/24	750	818
	Illinois GO	5.500%	7/1/24	1,100	1,213
	Illinois GO	5.000%	8/1/24	1,500	1,577
	Illinois GO	5.000%	10/1/24	1,470	1,676
	Illinois GO	5.000%	11/1/24	1,785	2,041
[3]	Illinois GO	5.000%	3/1/26	1,125	1,160
	Illinois GO	5.000%	11/1/26	1,785	2,155
	Illinois GO	5.000%	2/1/28	1,690	2,036
	Illinois GO	5.000%	10/1/28	2,000	2,509
	Illinois GO	5.000%	11/1/28	1,000	1,225
	Illinois GO	5.000%	11/1/29	1,000	1,220
	Illinois GO	5.250%	2/1/30	1,900	2,102
	Illinois GO	5.250%	7/1/31	1,000	1,082
	Illinois GO	4.125%	10/1/36	500	594
	Illinois GO	4.000%	10/1/40	700	817
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,945	5,389
[3,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	557
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,168
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,212
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,210
	Illinois Sports Facilities Authority (State Tax Supported)	5.000%	6/15/29	1,075	1,330
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,069
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,922
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,617
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,055
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	534
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,479
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	4,244
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	2,150	2,813
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	294
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	855
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,099
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,993
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,873
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	652
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	889
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,566

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	482
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,250
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	289
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	958
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	865
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,352
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	500	360
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	725
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	466
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,298
[5,6]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	594
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,884
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	2,144
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,125
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,922
[6]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	478
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,260
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,648
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	133
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	861
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,270
					196,568
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	523
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,361
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,775
	Carmel IN Local Public Improvement Bond Bank (Special Program Bonds)	4.000%	1/15/35	1,000	1,174
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	990
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,175
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,611
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	871
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	598
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,298

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group) Prere.	5.000%	3/1/22	690	712
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,442
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,856
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,376
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,924
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,815
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	740
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,270
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	538
[5]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	1,500	2,005
[5]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	1,103
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	530
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,709
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,233
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,508
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,844
	Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,572
	Indianapolis Local Public Improvement Bond	5.000%	6/1/31	2,500	3,258
	Indianapolis Local Public Improvement Bond Bank (Cityway 1 Project)	5.000%	2/1/32	1,345	1,497
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,597
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	1,092
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,102
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21	870	870
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	796
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,296
					52,061
Iowa (0.2%)
	Des Moines IA Stormwater Management Utility Revenue (Capital Loan Notes)	5.000%	6/1/23	1,000	1,092
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,133
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,497
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	125	128
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,338
	Iowa Finance Authority Revenue	5.000%	8/1/40	1,000	1,336
	Iowa Finance Authority Revenue	5.000%	8/1/38	1,345	1,777
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,578
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	700	851
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,196
					15,926
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,170
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/22	1,000	1,048
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	801

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,460
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,721
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,432
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	406
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,727
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,313
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	1,000	1,095
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.) Prere.	5.000%	11/15/21	500	509
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,056
					14,738
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	1,007
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	273
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,531
[8]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,145
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,929
[8]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,174
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,244
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	10,075
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	7,508
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	872
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,233
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,064
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	3,200	3,813
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21	1,325	1,325
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	806
[5]	Kentucky State Property & Building Commission Revenue	5.000%	9/1/22	1,500	1,584
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28	1,000	1,091
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,044
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,521
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	538
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,076
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,137
					44,990
Louisiana (0.5%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	530

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	655
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	1,025
	East Baton Rouge Parish LA Industrial Development Board Inc. (Exxonmobile Project) VRDO	0.010%	7/1/21	8,400	8,400
	East Baton Rouge Parish LA Industrial Development Board Inc. (Exxonmobile Project) VRDO	0.010%	7/1/21	3,400	3,400
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,032
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	877
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	340
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	402
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,322
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	3,016
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	1,001
	Louisiana GO	5.000%	3/1/29	2,520	3,281
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,665
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	1,235	1,402
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,540
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,638
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	257
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,091
	Louisiana State University Revenue	5.000%	7/1/23	455	496
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	1,090
	New Orleans LA GO	5.000%	12/1/31	500	533
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,812
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	740
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	764
					38,309
Maine (0.1%)
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	183
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	560
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	750
	Maine Municipal Bond Bank	4.000%	11/1/38	800	989
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,668
	Portland ME General Airport Revenue	4.000%	1/1/39	820	946
					5,096
Maryland (1.3%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,291
	Anne Arundel County MD GO	5.000%	10/1/23	3,115	3,452
	Anne Arundel County MD GO	5.000%	10/1/23	1,155	1,280
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,689
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,732
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,162
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,914
	Baltimore County MD GO	5.000%	8/1/21	1,435	1,441
	Baltimore County MD GO	5.000%	3/1/24	400	451
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,411
	Baltimore County MD GO	5.000%	3/1/33	1,000	1,355
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,647
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	691

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,389
	Harford County MD GO	5.000%	10/1/26	1,250	1,539
	Howard County MD GO Prere.	5.000%	8/15/21	80	80
	Howard County MD GO Prere.	5.000%	8/15/21	120	121
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	998
	Maryland Department of Transportation Revenue	4.000%	12/1/23	1,905	1,935
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,488
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,926
	Maryland GO	5.000%	8/1/21	1,000	1,004
	Maryland GO	5.000%	3/15/22	1,000	1,034
	Maryland GO	5.000%	8/1/22	1,790	1,885
	Maryland GO	5.000%	8/1/22	1,500	1,579
	Maryland GO	5.000%	3/15/23	1,145	1,240
	Maryland GO	4.000%	8/1/23	3,155	3,407
	Maryland GO	5.000%	8/1/23	1,920	2,113
	Maryland GO	5.000%	8/1/23	1,670	1,838
	Maryland GO	5.000%	3/15/24	1,100	1,242
	Maryland GO	5.000%	8/1/25	9,380	11,131
	Maryland GO	5.000%	3/15/26	1,235	1,495
	Maryland GO	4.000%	8/1/26	1,970	2,125
	Maryland GO	4.000%	3/1/29	3,000	3,071
	Maryland GO	4.000%	6/1/29	2,000	2,203
	Maryland GO	3.250%	8/1/30	1,000	1,056
	Maryland GO	5.000%	8/1/31	5,000	6,373
	Maryland GO	5.000%	3/15/32	2,750	3,557
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,355
[5]	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	193
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	523
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	911
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	524
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,392
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	338
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,191
	Maryland State Transportation Authority Projects Revenue	2.000%	7/1/35	1,500	1,509
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,065
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,358
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,867
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,728
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,123
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,156
	Prince Georges County MD GO Prere.	5.000%	9/15/21	580	586
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,702
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,181
					105,047
Massachusetts (1.3%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,494
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	3,038
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,242

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	2,362
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	520
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	510
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,307
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,887
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,413
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,189
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,133
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,548
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,338
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,657
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	635
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	253
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,495
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	720
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	608
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,358
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	300	306
	Massachusetts GO	3.000%	3/1/36	2,000	2,274
	Massachusetts GO	2.000%	3/1/41	1,000	974
	Massachusetts GO	5.000%	8/1/22	1,000	1,053
	Massachusetts GO	5.250%	8/1/23	525	580
	Massachusetts GO	5.000%	12/1/23	1,520	1,695
	Massachusetts GO	5.000%	9/1/25	3,850	4,578
	Massachusetts GO	5.000%	5/1/29	2,180	2,370
	Massachusetts GO	5.000%	5/1/31	1,675	1,820
	Massachusetts GO	5.000%	9/1/31	1,500	2,054
	Massachusetts GO	5.250%	1/1/34	2,665	3,481
	Massachusetts GO	5.000%	7/1/35	1,000	1,172
	Massachusetts GO	3.500%	5/1/37	2,000	2,094
	Massachusetts GO	3.000%	11/1/39	1,500	1,675
[9]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.668%	11/1/25	1,380	1,386
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	3,084
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	680
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,772
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	678
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,550
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,674
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,193

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,690
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	193
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,199
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	420
[8]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	617
[2]	Massachusetts State Health & Educational Facilities Authority Revenue VRDO	0.010%	7/1/21	1,000	1,000
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,224
[8]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	800
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21	500	502
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	9,834
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	1,000	1,100
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/40	3,000	3,630
					101,199
Michigan (1.3%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	628
	Birmingham MI City School District GO	5.000%	5/1/22	740	770
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,188
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,330
[3,15]	Detroit MI City School District GO	5.250%	5/1/28	615	796
[3]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,257
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	477
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,100
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,048
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,315
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,297
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,542
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,538
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,983
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,250
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,201
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,253
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,827
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,140
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,715
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	642
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	519
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	4,300
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,215
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	5,206
[3,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,131
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,974
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,689

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,187
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,486
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,157
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) Prere.	5.000%	12/1/21	920	939
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.850% PUT	0.880%	12/1/24	1,500	1,521
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.930%	12/1/25	500	509
	Michigan Finance Authority Revenue	5.000%	10/1/22	500	506
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,351
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	2,120
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,290
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	784
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,048
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,093
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	880
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,700
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,132
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,484
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,034
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,204
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,167
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	532
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	530
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,296
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,556
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,061
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	530
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,222
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	1,940	2,146
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	6,159
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,478
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,498
[15]	Roseville MI School District GO	5.000%	5/1/34	1,665	1,937
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,629
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,279
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,485
[3,5]	University of Michigan Revenue	5.000%	11/15/32	590	761
[3]	University of Michigan Revenue	5.000%	11/15/33	200	265
[3]	University of Michigan Revenue	5.000%	11/15/38	350	458
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,038
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,541
					100,324

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota (0.4%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,067
Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	441
Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	433
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	539
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,993
Minnesota GO	5.000%	8/1/22	1,500	1,579
Minnesota GO	5.000%	8/1/24	1,615	1,848
Minnesota GO	5.000%	8/1/25	1,500	1,779
Minnesota GO	5.000%	8/1/25	2,170	2,573
Minnesota GO	5.000%	8/1/27	1,005	1,190
Minnesota GO	5.000%	8/1/28	3,000	3,870
Minnesota GO	5.000%	9/1/30	1,235	1,538
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	667
Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,821
Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	1,033	1,083
Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,900
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,230
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,307
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	414
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	521
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	542
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	578
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	814
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,210
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,175
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,288
				35,400
Mississippi (0.9%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.010%	7/1/21	9,840	9,840
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.010%	7/1/21	45,260	45,260
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.010%	7/1/21	3,300	3,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Cheveron U.S.A Inc. Project) VRDO	0.010%	7/1/21	1,250	1,250
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,593
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	623
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,765	2,162
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,862
Mississippi GO	5.000%	11/1/29	1,000	1,186
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,044
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	798
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	332
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,241
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,142

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	709
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	635
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,100
					74,077
Missouri (0.7%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	2,160
[5]	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,953
[3]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,426
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,354
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,727
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,402
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,276
	Kansas City MO Special Obligation Bonds (Missouri Projects)	5.000%	4/1/34	1,000	1,308
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,631
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	645
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,671
[2]	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	0.020%	7/1/21	10,180	10,180
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,072
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	939
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,676
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,321
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,289
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,705
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,077
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,664
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,212
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,976
[3]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	797
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,156
	State of Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,228
	State of Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,669
	State of Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,100	2,664
					52,178
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	988

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Multiple States (0.1%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,550	1,661
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,970	2,102
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,945	2,067
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,375	1,469
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	482	552
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,290	1,386
					9,237
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	310
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,230
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,492
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	7,315	8,287
	District Energy Corp. NB Facility Revenue	5.000%	7/1/32	810	1,087
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project) Prere.	5.000%	11/1/21	750	762
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	142
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	291
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	357
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,024
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,535
[5]	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	3,294
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,695
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,876
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,197
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,931
					27,510
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	674
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,502
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	1,740	1,833
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,727
	Clark County NV GO	4.000%	6/1/32	1,505	1,751
	Clark County NV GO	4.000%	7/1/32	2,190	2,552
	Clark County NV GO	5.000%	7/1/33	1,000	1,068
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,782
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,323
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,100	1,425
[5]	Clark County NV School District GO	3.000%	6/15/38	1,000	1,081
[5]	Clark County NV School District GO	3.000%	6/15/40	1,600	1,717
[3]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,737
[3]	Clark County NV School District GO	4.000%	6/15/33	1,820	2,103
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	1,115
[6]	Clark County NV School District GO	3.000%	6/15/37	1,000	1,103

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Clark County NV School District GO	4.000%	6/15/40	850	1,013
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,353
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,335
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,241
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,274
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,907
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,620
	Nevada GO	5.000%	4/1/22	1,740	1,804
	Nevada GO	5.000%	11/1/23	1,465	1,628
	Nevada GO	5.000%	11/1/25	1,015	1,188
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,928
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	294
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	299
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	296
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	295
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,815
					50,783
New Hampshire (0.1%)
	National Finance Authority NH Revenue	4.125%	1/20/34	2,551	3,070
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	3,373
					6,443
New Jersey (1.9%)
	Bergen County NJ GO	5.000%	10/15/21	1,490	1,511
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,554
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,943
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	1,021
[3]	Cumberland County NJ Improvement Authority GO Prere.	5.000%	9/1/24	4,000	4,593
[3]	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	500	499
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,431
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	541
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,428
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,092
[4]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,210
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	660
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,480
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	588
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,655
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	496
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	116
[8]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,281
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,253
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	885
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	1,019
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,852

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	2.000%	6/1/31	1,295	1,325
	New Jersey GO	2.000%	6/1/32	1,230	1,246
	New Jersey GO	2.000%	6/1/35	1,000	990
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	549
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,048
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	943
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	640	640
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,201
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,802
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.030%	7/1/21	1,625	1,625
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.010%	7/7/21	300	300
[2]	New Jersey NJ GO VRDO	0.010%	7/1/21	10,400	10,400
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,521
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,839
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	740
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,661
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/31	1,000	1,257
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/33	1,000	1,268
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/34	600	757
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,188
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,248
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,616
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,258
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,398
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,395
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,266
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/30	1,000	1,296
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/31	1,000	1,321
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/32	1,000	1,315
	New Jersey Transportation Trust Fund Authority System Bonds	4.000%	6/15/35	500	601
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,763
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,297
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	345	353
[12,14]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	150	154
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,415
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	681
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,155

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,865
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,565
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	820
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	803
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	613
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,254
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,261
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,940
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,218
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/22	1,000	1,024
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,276
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,271
[2,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.180%	7/8/21	5,650	5,650
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,142
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	531
	State of New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	1,000	1,136
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,173
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/27	1,500	1,863
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/28	1,750	2,223
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,295
	State of New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	1,000	1,229
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,210
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	140	144
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,978
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	861
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,252
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	558
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,854
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,231
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,237
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,814
					147,231
New Mexico (0.3%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,576
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	305
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	291
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,322
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,070
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,184
	New Mexico GO (Capital Projects)	5.000%	3/1/30	3,050	4,063
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,520	1,778
[2]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	0.030%	7/1/21	990	990
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	936
	New Mexico State Severance Tax Bonds	5.000%	7/1/23	5,000	5,478

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico State Severance Tax Bonds	5.000%	7/1/24	1,000	1,139
	New Mexico State Severance Tax Bonds	5.000%	7/1/25	1,000	1,179
					27,311
New York (8.4%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	977
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	841
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	808
[3]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,708
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	231
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	277
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	625
[3]	Hempstead NY GO	4.000%	4/1/29	1,420	1,597
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,893
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,814
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	628
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	137
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,185	1,574
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,399
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,476
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,074
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,511
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,215
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,435
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,345
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	4,225
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,956
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	3,073
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	1,735	2,032
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,670	3,170
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	635
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,574
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,871
[3,9]	Metropolitan Transportation Authority NY Revenue, SOFR + 0.550% PUT	0.584%	4/1/24	500	503
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.010%	7/1/21	3,300	3,300
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,405
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,884
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	703
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,192
	Nassau County NY GO	5.000%	4/1/23	1,000	1,085
	New York City NY GO	5.000%	12/1/32	1,000	1,273
[2]	New York City NY GO VRDO	0.010%	7/1/21	2,000	2,000
	New York City NY GO	5.000%	8/1/21	2,000	2,008
	New York City NY GO	5.000%	8/1/21	1,745	1,752
	New York City NY GO	5.000%	8/1/21	40	40
	New York City NY GO	5.000%	8/1/22	705	742
	New York City NY GO	5.000%	8/1/22	1,290	1,358
	New York City NY GO	5.000%	8/1/23	400	421
	New York City NY GO	5.000%	8/1/23	1,505	1,655
	New York City NY GO	5.000%	8/1/24	1,000	1,143
	New York City NY GO	5.000%	8/1/25	770	792

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.000%	8/1/25	1,245	1,473
	New York City NY GO	5.000%	8/1/25	1,310	1,550
	New York City NY GO	5.000%	8/1/25	1,000	1,183
	New York City NY GO	5.000%	6/1/26	2,450	2,883
	New York City NY GO	5.000%	8/1/26	1,000	1,074
	New York City NY GO	5.000%	8/1/26	80	84
	New York City NY GO	5.000%	8/1/28	5,000	6,410
	New York City NY GO	5.000%	11/1/29	5,000	6,569
	New York City NY GO	5.000%	8/1/30	1,000	1,095
	New York City NY GO	5.000%	12/1/32	1,755	2,148
	New York City NY GO	5.000%	12/1/33	1,775	2,171
	New York City NY GO	5.000%	8/1/34	1,000	1,313
	New York City NY GO	5.000%	12/1/35	1,120	1,365
	New York City NY GO	4.000%	8/1/37	2,000	2,391
	New York City NY GO	4.000%	10/1/37	2,690	3,217
	New York City NY GO	3.000%	3/1/41	1,210	1,321
	New York City NY GO ETM	5.000%	8/1/21	475	477
	New York City NY GO Prere.	5.000%	8/1/21	365	366
	New York City NY GO Prere.	5.000%	10/1/21	500	506
	New York City NY GO Prere.	5.000%	8/1/22	420	442
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,610
	New York City NY GO PUT	0.160%	7/8/21	400	400
[2]	New York City NY GO VRDO	0.010%	7/1/21	21,700	21,700
[2]	New York City NY GO VRDO	0.010%	7/1/21	13,200	13,200
[2]	New York City NY GO VRDO	0.010%	7/1/21	15,600	15,600
[2]	New York City NY GO VRDO	0.010%	7/1/21	19,485	19,485
[2]	New York City NY GO VRDO	0.010%	7/1/21	18,100	18,100
[2]	New York City NY GO VRDO	0.030%	7/1/21	6,310	6,310
	New York City NY GO VRDO	0.160%	7/1/21	600	600
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,088
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,182
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	2,011
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	401
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,079
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	1,054
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	2,176
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	2,187
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	7/1/21	13,300	13,300
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.020%	7/1/21	2,050	2,050
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.020%	7/1/21	5,400	5,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,350	1,589
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	5,454
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	1,100	1,446
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,258
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,368
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,926

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,249
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,413
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,206
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	550	578
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	3,430	3,918
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	2,041
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,359
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,244
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/32	250	262
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	2,068
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	2,054
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	7/1/21	6,100	6,100
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.020%	7/1/21	6,000	6,000
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.030%	7/1/21	7,000	7,000
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,214
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	467
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,576
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	923
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	537
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	312
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	532
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,561
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	532
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,781
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	520
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,650
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,076
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,854
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,622
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,904
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	3,057
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,065
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,954

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,434
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,195
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,090
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,706
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	9,068
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,188
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,390
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	7/1/21	6,500	6,500
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	7/1/21	14,480	14,480
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.020%	7/1/21	8,900	8,900
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.030%	7/1/21	500	500
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,663
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,552
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,030	2,566
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,753
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	3,012
[2,4]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.050%	7/8/21	4,300	4,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,900
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,218
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,095
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,700
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,651
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,109
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,033
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	500	513
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	945	1,361
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	230	234
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,000	1,017
[8,10]	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	325	331
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,157
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,505
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,347
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	1,645	2,010
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	2,026
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	1,000	1,256
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,249
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,330
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,701
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,500	1,761
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1,330	1,407
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	875
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	621

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	3,249
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,063
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	832
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,781
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,314
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	574
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	635
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,077
[2]	New York State Dormitory Authority Revenue (Cornell University) VRDO	0.010%	7/1/21	500	500
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,164
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,160
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	2,340
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	625	669
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	2,900	3,179
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	840	899
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	855
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	865
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	1,500	1,748
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	770
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,946
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,370
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,263
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,501
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,248
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,845
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	517
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	2,000	2,688
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,282
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	309
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,197
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,245
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,152
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,897
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,786

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	3,648
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,380
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	3,281
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	3,275
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	170	175
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	160	165
[3]	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	390	395
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	242
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	259
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	289
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	301
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,515
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,821
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,189
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,677
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,433
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,888
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,713
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,174
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,171
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,094
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	523
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,861
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,644
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,111
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,500	2,746
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,340
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,339
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25	500	505
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,950
[8]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	530	550
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,494
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,637
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,307
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,169

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	12,718
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,158
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,680
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,397
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,601
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,441
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,440
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,070
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,544
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,961
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,545
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,550
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,297
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,126
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/26	1,000	1,067
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/28	1,000	1,079
[2]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	7/1/21	100	100
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,668
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	930
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,370
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,345
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,234
[9]	Triborough Bridge & Tunnel Authority New York Revenue, SOFR + 0.380% PUT	0.414%	2/1/24	150	150
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,703
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,784
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,308
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,905
	Westchester County NY Health Care Corp. Revenue Prere.	5.000%	11/1/21	890	904
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,265
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,756
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,844
					659,148
North Carolina (0.5%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	353
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	182
	Charlotte NC International Airport Revenue	4.000%	7/1/38	1,250	1,537
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	5.000%	12/1/31	1,000	1,366
	Durham County NC GO	4.000%	6/1/25	2,460	2,805
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,313
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,198
	North Carolina GAN	5.000%	3/1/25	1,055	1,228
	North Carolina GAN	5.000%	3/1/27	1,015	1,172
	North Carolina GO	5.000%	5/1/22	360	375
	North Carolina GO	3.000%	5/1/33	1,000	1,140
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,885	3,149

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	924
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,055
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.030%	7/8/21	2,025	2,025
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	883
	North Carolina State Grant Anticipation Revenue	5.000%	3/1/28	1,000	1,275
	North Carolina State Limited Obligation	5.000%	5/1/25	3,590	4,216
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	38
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,290
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	191
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	320	339
	State of North Carolina GO	5.000%	6/1/23	2,030	2,219
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	481
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,750
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,199
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	387
	Wake County NC GO	5.000%	3/1/23	2,145	2,318
	Wake County NC GO	5.000%	4/1/23	1,000	1,085
	Wake County NC GO	4.000%	5/1/30	2,000	2,133
	Western California University General Revenue	3.000%	4/1/36	1,480	1,641
					43,267
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,412
Ohio (1.6%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,437
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,639
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,569
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project) Prere.	5.250%	2/15/22	570	588
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Projects)	5.000%	2/15/42	3,000	3,087
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	391
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,228
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	482
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	321
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,501
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	240	287
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,355	2,751
	Butler County OH Hospital facilities Revenue (Cincinnati Children's Hospital Medical Center)	5.000%	5/15/32	2,000	2,735
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	811
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	428
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,087
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	438
[3]	Columbus OH City School District GO	0.000%	12/1/29	1,000	879
	Columbus OH GO	4.000%	8/15/26	1,730	1,986
	Columbus OH GO Prere.	5.000%	7/1/22	535	561
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,632

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	568
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,184
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	641
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,925
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	834
	Franklin County OH Hospital Revenue (Nationwide Children's Hospital)	5.000%	11/1/31	1,000	1,327
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,444
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,065
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	794
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,211
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,267
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	324
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group) Prere.	5.250%	11/15/21	535	545
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,054
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	986
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,890
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	3,202
[2]	Montgomery County OH Hospital Revenue (Premier Health Partners) VRDO	0.010%	7/1/21	19,875	19,875
	North Royalton OH City School District GO	5.000%	12/1/26	300	353
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,639
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,983
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	771
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,337
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,046
	Ohio GO	5.000%	5/1/23	1,870	2,035
	Ohio GO	5.000%	8/1/23	500	526
	Ohio GO	5.000%	8/1/24	500	572
	Ohio GO	5.000%	11/1/24	1,675	1,935
	Ohio GO	5.000%	2/1/27	1,000	1,199
	Ohio GO	5.000%	6/15/27	3,425	3,695
	Ohio GO	5.000%	5/1/33	1,010	1,274
	Ohio GO	5.000%	3/1/35	1,000	1,233
	Ohio GO	5.000%	3/15/36	1,005	1,124
	Ohio GO	5.000%	3/1/38	2,000	2,454
	Ohio GO Prere.	5.000%	8/1/21	1,110	1,114
	Ohio Higher Education GO	5.000%	8/1/21	500	502
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,869
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	625
[2]	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.010%	7/1/21	700	700
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,938
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,236
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,669
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,823
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,118
	Ohio State Common Schools GO	5.000%	6/15/23	500	547

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	134
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,106
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,618
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,957
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,289
	Penta Career Center Ohio COP	5.250%	4/1/23	125	130
	Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,045
	Revere OH Local School District GO Prere.	5.000%	6/1/22	665	695
	State of Ohio (Treasurer Of State)	5.000%	4/1/36	775	1,032
	State of Ohio Revenue (Infrastructure Project)	5.000%	12/15/23	1,000	1,117
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	572
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	265
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	260
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	271
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	260
					130,042
Oklahoma (0.2%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,317
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,538
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,300
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,160
	Oklahoma City OK GO	5.000%	3/1/24	525	527
	Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,104
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,866
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	575
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,383
[5]	Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,153
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	306
	University of Oklahoma Revenue Prere.	5.000%	7/1/21	475	475
					14,704
Oregon (0.3%)
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,409
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	642
	Deschutes County OR Public Library District GO	4.000%	6/1/23	575	617
	Medford Hospital Facilities Authority Revenue	5.000%	8/15/35	1,000	1,312
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,190
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,556
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,175	2,818
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,195
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	525
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	524
	Oregon GO	5.000%	5/1/23	500	520
	Oregon GO	4.000%	6/1/23	790	848
	Oregon GO	5.000%	6/1/35	1,000	1,352
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	640

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	578
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	5,645	6,312
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,601
					23,639
Pennsylvania (2.4%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,192
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,249
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,242
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,239
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	573
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,246
[5]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,923
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	571
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,040
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	300
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,183
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,229
[6]	Armstrong PA School District GO	5.000%	3/15/29	920	1,192
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	937
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,455	1,909
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System) Prere.	5.500%	12/1/21	530	542
	Chester County PA GO Prere.	5.000%	11/15/22	750	800
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	298
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	362
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	394
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	603
[4]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	958
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,586
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	276
[7]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,639
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,138
	Easton PA Area School District GO	4.000%	4/1/28	580	700
[6,7]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[6,7]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,130
[6]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	1,111
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,299
[2]	General Authority of Southcentral Pennsylvania Revenue VRDO	0.020%	7/1/21	2,200	2,200
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	248
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	780	807
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,470

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,143
[3]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,175
	Manheim Township PA School District GO	5.000%	2/1/30	830	979
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.250%	2/15/42	2,500	2,605
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,425	1,500
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	522
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,932
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,080
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,151
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,303
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,224
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,505
	Pennsylvania COP	5.000%	7/1/26	500	600
	Pennsylvania COP	5.000%	7/1/27	500	614
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,284
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,881
	Pennsylvania GO	4.000%	5/15/33	2,080	2,591
	Pennsylvania GO	3.000%	5/15/36	1,000	1,124
	Pennsylvania GO	2.000%	5/15/40	1,540	1,493
	Pennsylvania GO	2.000%	5/15/41	1,430	1,377
	Pennsylvania GO	5.375%	7/1/21	500	500
	Pennsylvania GO	5.000%	8/15/23	2,265	2,492
	Pennsylvania GO	5.000%	1/1/24	1,500	1,676
	Pennsylvania GO	5.000%	8/15/24	500	572
	Pennsylvania GO	5.000%	1/1/26	3,295	3,948
	Pennsylvania GO	5.000%	9/15/26	1,500	1,836
	Pennsylvania GO	5.000%	7/15/28	4,975	6,391
	Pennsylvania GO	4.000%	1/1/29	3,000	3,499
[3]	Pennsylvania GO	4.000%	8/15/30	1,000	1,138
	Pennsylvania GO	5.000%	3/15/32	8,000	9,306
	Pennsylvania GO	5.000%	10/15/32	1,000	1,105
[3]	Pennsylvania GO	4.000%	3/1/33	1,110	1,319
[3]	Pennsylvania GO	4.000%	3/1/34	1,670	1,980
	Pennsylvania GO	4.000%	3/1/36	1,000	1,165
	Pennsylvania GO	4.000%	3/1/37	1,000	1,162
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	1,169
	Pennsylvania GO Prere.	5.000%	11/15/21	500	509
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	518
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,302
[5]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	754
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,496
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,246

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,170
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	772
[5]	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	3,369
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,234
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	2,025
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,336
[3]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,989
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	915
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,715
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,981
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,302
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	300	350
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,831
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,302
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,622
[3]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,212
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,788
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	2,022
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,287
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,000	1,326
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,994
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,157
[9]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.010%	12/1/21	1,315	1,315
	Perkiomen Valley School District Pennsylvania GO	4.000%	2/15/31	2,465	2,732
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,960
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,141
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,157
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,205
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,908
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,203
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,584
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,138
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,105
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,138
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,333
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,239
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,287
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,292
[3,9]	Pittsburgh PA Water & Sewer Authority Revenue, SIFMA Municipal Swap Index Yield + 0.650% PUT	0.680%	12/1/23	350	353
[3]	Reading PA School District GO	5.000%	3/1/25	955	1,104
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	975
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	947
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,378
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,234
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,230
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,726

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,963
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	4.000%	4/15/26	2,000	2,312
					186,490
Puerto Rico (0.3%)
[8]	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	500	500
[10,18]	Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	500	500
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,252
[3,12]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,262
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	190
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,215
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,419
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	117
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,194	11,425
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	2,002
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	74
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,777
					22,733
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,272
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	597
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	261
[5]	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/32	425	570
[5]	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	265
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	592
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,462
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	295	314
					6,333
South Carolina (0.5%)
[5]	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,619
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	322
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	658
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	980
	Columbia SC Waterworks & Sewer System Revenue Prere.	5.000%	2/1/22	250	257
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,864
	Greenville SC Hospital Systems Facilities Revenue (Trustees Hospital)	5.000%	5/1/29	1,820	1,891
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,175
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,189
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,759
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,153
[2]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	2,057
[8]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,569
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,656

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,104
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,831
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	1,189
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,308
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,587
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,893
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,324
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,125	1,242
	South Carolina Public Service Authority Revenue Prere.	5.000%	12/1/21	1,465	1,494
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,641
[3]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	661
	State of South Carolina GO	5.000%	4/1/27	1,160	1,448
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,168
					37,039
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,156
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,060	2,353
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,509
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,420
					10,438
Tennessee (1.3%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,172
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,605
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,724
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,171
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,965
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,691
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,205
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,102
	Memphis TN GO	5.000%	5/1/30	500	502
	Memphis TN GO	4.000%	6/1/31	1,000	1,152
	Memphis TN GO	4.000%	5/1/35	5,685	6,786
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	653
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	1,335	1,739
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills) Prere.	5.000%	7/1/22	500	523
	Montgomery County TN GO	5.000%	6/1/23	1,500	1,637
[5,11]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	317
[2,3]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.020%	7/1/21	10,375	10,375
[5]	State of Tennessee GO	5.000%	11/1/29	4,750	6,311
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,916
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	3,040	3,647

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,797
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	10,820	14,337
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,939
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	2,003
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,053
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,242
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,427
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,289
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,839
	Tennessee GO	5.000%	8/1/22	1,475	1,553
	Tennessee GO	4.000%	8/1/28	4,850	5,528
	Tennessee GO	5.000%	8/1/32	1,000	1,185
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	62
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,795
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	12
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,412
					103,666
Texas (5.3%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,502
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,245
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	715
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,268
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	518
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	386
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,408
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,724
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,378
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,523
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,174
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,931
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,223
	Austin TX Water & Wastewater System Revenue ETM	5.000%	11/15/21	500	509
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,533
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,304
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,080
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,130
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	96
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	283
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	171
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,321
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	865	996
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	900	1,205
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	2,329
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,450	1,684
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,317
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	606
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,113
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	3,046
[19]	Comal Texas Independent School District	4.000%	2/1/39	5,000	5,383
	Corpus Christi TX General Improvement Refunding GO	5.000%	3/1/25	1,300	1,518
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,193
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	1,670	1,988
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,698
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	534
[19]	Dallas TX Independent School District	5.000%	2/15/30	2,200	2,547

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,540
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,340	1,356
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	2,007
	Dallas TX Waterworks & Sewer System Revenue ETM	5.000%	10/1/22	210	212
	Dallas TX Waterworks & Sewer System Revenue Prere.	5.000%	10/1/21	195	197
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,114
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	5,004
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,486
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,087
	El Paso TX Combination Tax & Revenue Bonds	4.000%	8/15/33	455	560
	El Paso TX GO	3.000%	8/15/37	765	851
	El Paso TX GO	5.000%	8/15/28	750	962
	El Paso TX GO	5.000%	8/15/31	850	1,112
	El Paso TX GO	4.000%	8/15/34	1,000	1,220
[19]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,929
[6]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding)	3.000%	4/1/35	435	476
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,300
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	5,000	5,143
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,657
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	851
[19]	Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,056
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,792
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,682
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	993
[19]	Gregory-Portland Independent School District	4.000%	2/15/30	2,000	2,415
[6]	Harlandale TX Independent School District PUT	2.000%	8/15/24	100	102
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,246
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	2,000	2,201
	Harris County TX GO	5.000%	8/15/22	1,960	2,067
	Harris County TX GO	5.000%	10/1/23	20	20
	Harris County TX GO	5.000%	8/15/32	1,025	1,079
	Harris County TX GO	5.000%	10/1/36	1,200	1,418
	Harris County TX GO	5.000%	10/1/40	2,470	2,901
	Harris County TX GO Prere.	5.000%	10/1/21	280	283
	Harris County TX Permanent Improvement Refunding Bonds	5.000%	10/1/23	2,900	3,212
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	542
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	2,014
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,190
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,412
	Houston TX Airport System Revenue	5.000%	7/1/31	195	247
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	2,156
	Houston TX GO	5.000%	3/1/27	1,000	1,236
	Houston TX GO	4.000%	3/1/35	1,500	1,704
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,206
[19]	Houston TX Independent School District PUT	3.000%	6/1/24	300	323
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	2,101
	Houston TX Utility System Revenue	4.000%	11/15/23	1,250	1,363
	Houston TX Utility System Revenue	5.000%	11/15/26	900	1,111
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,273
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,314
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,666
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,164
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,146
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,331
[19]	Katy TX Independent School District GO	4.000%	2/15/27	275	291
[19]	Katy TX Independent School District GO	4.000%	2/15/28	375	397

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Klein TX Independent School District	5.000%	8/1/25	4,480	5,304
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,450
[19]	Klein TX Independent School District GO	4.000%	2/1/45	1,000	1,101
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	559
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,581
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,144
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,804
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,534
[5,19]	Liberty Hill TX Independent School District Building Bonds	3.000%	2/1/37	2,500	2,772
[5]	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,717
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	6,566
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,381
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,396
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,128
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,399
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,408
	Lubbock TX GO Prere.	5.000%	2/15/22	500	515
[19]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,343
[19]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,348
[19]	McKinney TX Independent School District Unlimited Building (Collin County)	5.000%	2/15/22	250	258
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	172
[19]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,314
[19]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	1,051
	Montgomery TX GO	4.000%	3/1/30	1,840	2,195
[19]	Montgomery TX Independent School District Refunding Bonds	4.000%	2/15/45	2,000	2,194
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,733
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,227
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,153
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	1,000
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	217
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	237
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	281
[19]	North East TX Independent School District GO	5.250%	2/1/22	580	597
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,777
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,561
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,699
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,750

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,738
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,131
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,715
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,707
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,208
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,135
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,925
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,433
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	638
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,085
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,717
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,979
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,212
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,162
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,734
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,199
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,482
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,240
	North Texas Tollway Authority System Revenue Prere.	5.500%	9/1/21	500	504
[19]	Northside TX Independent School District	4.000%	8/15/33	1,125	1,394
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,383
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,506
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	1,004
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,173
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,886
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	2,053
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,210
	Pasadena TX GO	4.000%	2/15/28	1,000	1,122
	Pearland TX GO	4.000%	3/1/32	1,095	1,265
	Pearland TX GO	4.000%	3/1/33	910	1,045
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	276
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	390
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,439
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,867
[19]	Richardson Independent School District	5.000%	2/15/28	1,100	1,393
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,628
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	2,261
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,052
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,209
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,436
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	4,040	5,249
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,213
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	152
	San Antonio TX GO	5.000%	2/1/26	1,000	1,166
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,042
[19]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,423
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,531
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,914
[5]	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,565
[5]	San Antonio TX Water Revenue	4.000%	5/15/40	1,000	1,216
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,217
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,053
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,796
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,339
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,544
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,176
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,653

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sugar Land TX GO	5.000%	2/15/26	510	613
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	418
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,095
[2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	0.020%	7/1/21	800	800
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	2,090
	Texas A&M University Revenue	5.000%	5/15/23	1,505	1,641
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,983
	Texas GO	5.000%	4/1/23	1,050	1,139
	Texas GO	5.000%	10/1/22	1,120	1,188
	Texas GO	5.000%	10/1/24	1,210	1,392
	Texas GO	5.000%	8/1/26	925	929
	Texas GO	5.000%	8/1/31	500	502
	Texas GO	5.000%	10/1/36	3,000	3,536
	Texas GO Prere.	5.000%	4/1/24	1,330	1,503
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/21	515	526
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	274
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	671
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	155	183
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	2,000	2,666
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,000	2,625
[3]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	1,024
	Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	522
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	1,000	1,214
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,421
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,198
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,360
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,424
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,187
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,285
[6]	Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	1,020	1,036
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,986
	Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,564
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,570
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,781
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,400
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	2,122
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,278

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	588
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	895	1,002
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,771
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,601
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,345
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,990
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,763
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	3,423
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,051
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	6,201
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,978
	Texas Water Financial Assistance GO	5.000%	8/1/27	260	261
	Texas Water Financial Assistance GO Prere.	5.000%	8/1/21	740	743
	Travis TX GO	5.000%	3/1/27	1,545	1,866
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,226
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,539
[19]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,914
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,966
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,932
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,074
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,322
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,295
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,549
	University of Texas Financing System Revenue	2.000%	8/15/36	750	759
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,267
[5]	Waco TX Educational Finance Corp. Revenue (Baylor University)	5.000%	3/1/30	1,000	1,317
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,531
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	310
	Williamson County TX GO	5.000%	2/15/23	230	237
					415,315
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,267
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,178
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	650
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	8,033
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	878
[2]	Murray City UT Hospital Revenue VRDO	0.010%	7/1/21	625	625
	Tooele County UT School District GO (Utah School Guaranty Program)	5.000%	6/1/23	1,395	1,525
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	942
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,066
	Utah GO	5.000%	7/1/21	1,300	1,300
	Utah GO	5.000%	7/1/22	1,410	1,479
	Utah GO	5.000%	7/1/24	1,015	1,159
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,178
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	663
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,516
					23,459
Vermont (0.1%)
	State of Vermont GO	5.000%	8/15/24	2,020	2,314
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,466
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,210
					4,990

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.1%)
[2]	Albemarle County VA Economic Development Authority Hospital Revenue (Sentara Martha Jefferson Obliged) VRDO	0.010%	7/1/21	5,750	5,750
	Arlington County VA GO	5.000%	6/15/24	4,510	5,139
	Arlington County VA GO Prere.	5.000%	8/1/22	600	631
	Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	501
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,390
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,660
	Fairfax County VA GO	5.000%	10/1/34	695	916
	Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	518
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,782
	Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	687
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	883
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,499
	Norfolk VA GO	5.000%	8/1/21	2,040	2,048
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,252
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,544
	Norfolk VA Water Revenue	5.000%	11/1/31	5	5
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,440
	Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	515
	Portsmouth City VA GO Prere.	5.000%	7/15/22	5,990	6,291
	Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,080
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,200
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	521
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,270
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	701
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	494
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,383
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	5,000	6,197
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/40	2,100	2,302
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,218
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,677
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/23	1,020	1,125
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	70	74
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,317
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,524
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	285	301
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,410	2,434
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,708
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,490
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,061

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	814
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,431
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/37	2,000	2,490
Virginia Public Building Authority Revenue	5.000%	11/1/31	125	133
Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,405
Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,960
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,744
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,468
Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	580
				90,553
Washington (1.4%)
Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	474
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	979
Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,393
Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,679
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,443
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	8,504
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,111
King County WA GO	5.000%	1/1/24	500	512
King County WA GO	4.000%	12/1/32	1,500	1,723
King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	1,076
King County WA Sewer Revenue	5.000%	7/1/23	1,000	1,096
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,073
Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,010	1,231
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,670
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,067
Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,649
Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,056
Port of Seattle WA Revenue	5.000%	8/1/29	250	263
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,174
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	375
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,158
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,673
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,259
Washington GO	5.000%	6/1/34	4,080	5,514
Washington GO	5.000%	2/1/38	2,370	3,143
Washington GO	5.000%	7/1/22	1,445	1,515
Washington GO	5.000%	6/1/23	2,000	2,185
Washington GO	5.000%	6/1/23	4,305	4,704
Washington GO	5.000%	7/1/23	1,155	1,267
Washington GO	5.000%	7/1/25	560	587
Washington GO	5.000%	7/1/25	1,500	1,710
Washington GO	5.000%	8/1/26	5,105	6,248
Washington GO	4.000%	7/1/27	2,425	2,515
Washington GO	5.000%	8/1/27	1,000	1,184
Washington GO	4.000%	7/1/28	1,135	1,177

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/28	2,000	2,314
	Washington GO	4.000%	7/1/29	2,720	2,914
	Washington GO	5.000%	7/1/30	1,100	1,269
	Washington GO	5.000%	7/1/32	1,250	1,440
	Washington GO	5.000%	6/1/35	1,500	1,975
	Washington GO	5.000%	8/1/36	2,070	2,631
	Washington GO	5.000%	8/1/37	3,685	4,181
	Washington GO	5.000%	8/1/38	2,070	2,621
	Washington GO Prere.	5.000%	2/1/22	500	514
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	2,022
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,232
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,625	2,049
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,121
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,241
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	931
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,235
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	2,025	2,370
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/34	250	307
	Washington State Housing Finance Commission Municipal Certificates 2021-1	3.500%	12/20/35	2,687	3,134
	Washington State University General Revenue Prere.	5.000%	10/1/21	500	506
					108,394
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,443
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,759
	West Virginia GO	5.000%	12/1/35	1,000	1,263
	West Virginia GO	5.000%	6/1/36	1,000	1,262
	West Virginia GO	5.000%	6/1/38	2,500	3,209
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,597
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	970
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	1,058
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,282
					13,843
Wisconsin (0.7%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,072
	Madison WI GO	4.000%	10/1/26	1,500	1,762
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,333
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,433
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	387
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	923
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	752
	Wisconsin GO	5.000%	5/1/23	3,400	3,702
	Wisconsin GO	5.000%	5/1/29	1,000	1,088
	Wisconsin GO	4.000%	5/1/33	1,665	1,948
	Wisconsin GO	5.000%	5/1/34	1,780	2,141
	Wisconsin GO	5.000%	5/1/34	3,880	4,899
	Wisconsin GO	5.000%	5/1/35	1,000	1,202
	Wisconsin GO	5.000%	5/1/36	2,000	2,325
	Wisconsin GO	5.000%	5/1/36	1,000	1,200

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin GO	5.000%	5/1/38	1,740	2,120
Wisconsin GO Prere.	5.000%	5/1/22	500	520
Wisconsin GO Prere.	5.000%	5/1/22	35	36
Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,300
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,300
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,770
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,715
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,670	1,823
Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,184
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	528
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,893
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	882
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	953
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,290
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,185
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	545
Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,889
Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,659
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,124
Wisconsin Transportation Revenue	5.000%	7/1/34	1,350	1,784
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	120	126
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	385	404
				58,197
Wyoming (0.2%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	157
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.010%	7/1/21	8,635	8,635

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sublette County WY Pollution Control Revenue VRDO	0.010%	7/1/21	2,500	2,500
[6]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,232
					12,524
Total Tax-Exempt Municipal Bonds (Cost $3,924,379)					4,113,761
Total Investments (100.6%) (Cost $5,364,850)					7,931,732
Other Assets and Liabilities—Net (-0.6%)					(48,873)
Net Assets (100%)					7,882,859
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $26,443,000, representing 0.3% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Securities with a value of $1,078,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
3M—3-month.
ADR—American Depositary Receipt.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	414	51,100	(188)
E-mini S&P 500 Index	September 2021	206	44,172	535
				347

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(248)	(36,506)	(462)
Ultra Long U.S. Treasury Bond	September 2021	(65)	(12,525)	(494)
				(956)
				(609)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,304,520)	7,869,651
Affiliated Issuers (Cost $60,330)	62,081
Total Investments in Securities	7,931,732
Investment in Vanguard	267
Cash	28,458
Cash Collateral Pledged—Futures Contracts	3,046
Receivables for Investment Securities Sold	1,560
Receivables for Accrued Income	41,869
Receivables for Capital Shares Issued	9,496
Variation Margin Receivable—Futures Contracts	80
Total Assets	8,016,508
Liabilities
Payables for Investment Securities Purchased	129,697
Payables for Capital Shares Redeemed	3,496
Payables to Vanguard	289
Variation Margin Payable—Futures Contracts	167
Total Liabilities	133,649
Net Assets	7,882,859
At June 30, 2021, net assets consisted of:

Paid-in Capital	5,354,628
Total Distributable Earnings (Loss)	2,528,231
Net Assets	7,882,859

Net Assets
Applicable to 194,022,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,882,859
Net Asset Value Per Share	$40.63
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	20,453
Interest	40,808
Total Income	61,261
Expenses
The Vanguard Group—Note B
Investment Advisory Services	266
Management and Administrative	2,860
Marketing and Distribution	111
Custodian Fees	7
Shareholders’ Reports	32
Trustees’ Fees and Expenses	1
Total Expenses	3,277
Net Investment Income	57,984
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	43,527
Futures Contracts	8,756
Realized Net Gain (Loss)	52,283
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	425,972
Futures Contracts	(1,819)
Change in Unrealized Appreciation (Depreciation)	424,153
Net Increase (Decrease) in Net Assets Resulting from Operations	534,420
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $419,000, $108,000, and $159,000, respectively. Purchases and sales were $38,234,000 and $30,103,000, respectively.
2	Includes $40,083,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,984	113,355
Realized Net Gain (Loss)	52,283	(25,790)
Change in Unrealized Appreciation (Depreciation)	424,153	659,620
Net Increase (Decrease) in Net Assets Resulting from Operations	534,420	747,185
Distributions
Total Distributions	(56,395)	(113,354)
Capital Share Transactions
Issued	882,676	1,240,383
Issued in Lieu of Cash Distributions	46,309	93,196
Redeemed	(383,003)	(917,289)
Net Increase (Decrease) from Capital Share Transactions	545,982	416,290
Total Increase (Decrease)	1,024,007	1,050,121
Net Assets
Beginning of Period	6,858,852	5,808,731
End of Period	7,882,859	6,858,852
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$38.06	$34.25	$29.65	$30.73	$27.85	$26.86
Investment Operations
Net Investment Income	.311[1]	.658[1]	.701[1]	.688[1]	.622[1]	.595
Net Realized and Unrealized Gain (Loss) on Investments	2.557	3.808	4.603	(1.110)	2.871	.989
Total from Investment Operations	2.868	4.466	5.304	(.422)	3.493	1.584
Distributions
Dividends from Net Investment Income[2]	(.298)	(.656)	(.704)	(.658)	(.613)	(.594)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.298)	(.656)	(.704)	(.658)	(.613)	(.594)
Net Asset Value, End of Period	$40.63	$38.06	$34.25	$29.65	$30.73	$27.85
Total Return[3]	7.56%	13.30%	18.01%	-1.43%	12.64%	5.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,883	$6,859	$5,809	$4,370	$3,930	$3,096
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.90%	2.16%	2.22%	2.11%	2.20%
Portfolio Turnover Rate[4]	3%	20%	12%	11%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The tax character of distributions is determined at fiscal year-end. Tax-exempt dividends represent 62%, 61%, 61%, 61%, and 57% of dividends from net investment income for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Tax-Managed Balanced Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable

Tax-Managed Balanced Fund
debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $267,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,817,971	—	—	3,817,971
Tax-Exempt Municipal Bonds	—	4,113,761	—	4,113,761
Total	3,817,971	4,113,761	—	7,931,732

Derivative Financial Instruments
Assets
Futures Contracts[1]	535	—	—	535
Liabilities
Futures Contracts[1]	1,144	—	—	1,144
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Tax-Managed Balanced Fund
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,366,056
Gross Unrealized Appreciation	2,570,479
Gross Unrealized Depreciation	(5,412)
Net Unrealized Appreciation (Depreciation)	2,565,067
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $87,047,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $865,305,000 of investment securities and sold $311,014,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $68,904,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $186,768,000 and $104,590,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	22,370	35,874
Issued in Lieu of Cash Distributions	1,172	2,756
Redeemed	(9,709)	(28,026)
Net Increase (Decrease) in Shares Outstanding	13,833	10,604
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of June 30, 2021
Basic Materials	1.5%
Consumer Discretionary	16.5
Consumer Staples	4.8
Energy	2.7
Financials	10.9
Health Care	12.5
Industrials	14.2
Real Estate	3.2
Technology	28.0
Telecommunications	3.1
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Ecolab Inc.	123,671	25,473
	Freeport-McMoRan Inc.	585,921	21,744
	Newmont Corp.	313,827	19,890
	Air Products and Chemicals Inc.	63,149	18,167
	Albemarle Corp.	98,761	16,637
	FMC Corp.	137,838	14,914
	Celanese Corp.	96,719	14,663
	Fastenal Co.	261,457	13,596
*	Alcoa Corp.	363,031	13,374
	LyondellBasell Industries NV Class A	122,383	12,590
	Scotts Miracle-Gro Co.	57,646	11,063
	Southern Copper Corp.	151,668	9,755
	Mosaic Co.	265,008	8,456
	Dow Inc.	129,023	8,165
	Reliance Steel & Aluminum Co.	46,511	7,018
	Nucor Corp.	68,621	6,583
	International Flavors & Fragrances Inc.	41,595	6,214
*	Hexcel Corp.	68,320	4,263
	Element Solutions Inc.	176,547	4,128
	Eastman Chemical Co.	20,871	2,437
	International Paper Co.	38,679	2,371
	CF Industries Holdings Inc.	35,526	1,828
	Westlake Chemical Corp.	18,022	1,624
	W R Grace & Co.	22,732	1,571
	Royal Gold Inc.	6,912	789
	United States Steel Corp.	31,307	751
	Ashland Global Holdings Inc.	2,523	221
	Avery Dennison Corp.	877	184
			248,469
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	174,861	601,550
*	Tesla Inc.	309,305	210,235
*	Walt Disney Co.	731,469	128,570
	Home Depot Inc.	401,814	128,134
		Shares	Market Value• ($000)
*	Netflix Inc.	175,410	92,653
	Walmart Inc.	611,442	86,226
	NIKE Inc. Class B	457,006	70,603
	Costco Wholesale Corp.	172,235	68,148
	McDonald's Corp.	277,845	64,179
	Lowe's Cos. Inc.	314,525	61,008
	Starbucks Corp.	476,976	53,331
*	Copart Inc.	311,132	41,017
	Target Corp.	164,656	39,804
	Estee Lauder Cos. Inc. Class A	120,072	38,193
*	Booking Holdings Inc.	15,498	33,911
*	General Motors Co.	567,866	33,601
	Activision Blizzard Inc.	314,746	30,039
*	Uber Technologies Inc.	572,325	28,685
*	O'Reilly Automotive Inc.	50,181	28,413
	TJX Cos. Inc.	416,269	28,065
*	AutoZone Inc.	17,833	26,611
	Ross Stores Inc.	210,030	26,044
*	Marriott International Inc. Class A	189,777	25,908
	eBay Inc.	365,857	25,687
*	Ford Motor Co.	1,601,743	23,802
*	CarMax Inc.	172,013	22,215
	DR Horton Inc.	222,242	20,084
	Dollar General Corp.	81,994	17,743
*	NVR Inc.	3,412	16,969
	Yum! Brands Inc.	144,955	16,674
	Electronic Arts Inc.	113,522	16,328
*	Capri Holdings Ltd.	277,612	15,877
	Tempur Sealy International Inc.	386,201	15,135
*	Southwest Airlines Co.	282,052	14,974
	Yum China Holdings Inc.	219,948	14,572
	Lennar Corp. Class A	138,124	13,723
*	Delta Air Lines Inc.	307,256	13,292
*	Spotify Technology SA	47,026	12,960
*	Lululemon Athletica Inc.	35,485	12,951
*	United Airlines Holdings Inc.	244,917	12,807
*	Dollar Tree Inc.	126,134	12,550
	PulteGroup Inc.	226,628	12,367

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	PVH Corp.	111,051	11,948
*	Expedia Group Inc.	67,567	11,061
*	Aptiv plc	68,966	10,850
*	Chipotle Mexican Grill Inc.	6,971	10,807
	Advance Auto Parts Inc.	52,298	10,728
*	Peloton Interactive Inc. Class A	83,300	10,331
	Darden Restaurants Inc.	70,136	10,239
	Gentex Corp.	302,760	10,018
*	Zynga Inc. Class A	926,065	9,844
*	Live Nation Entertainment Inc.	110,419	9,672
*	Carnival Corp.	366,773	9,668
*	Hilton Worldwide Holdings Inc.	74,993	9,046
*	Wayfair Inc. Class A	28,636	9,041
*	Trade Desk Inc. Class A	112,010	8,665
	Interpublic Group of Cos. Inc.	259,529	8,432
*	Etsy Inc.	40,813	8,401
	MGM Resorts International	196,656	8,387
*	Carvana Co.	26,876	8,112
*	Discovery Inc. Class C	277,933	8,055
*	Las Vegas Sands Corp.	152,438	8,032
*	Royal Caribbean Cruises Ltd.	90,926	7,754
*	Burlington Stores Inc.	23,758	7,650
*	AutoNation Inc.	78,816	7,473
*	JetBlue Airways Corp.	435,300	7,304
	Hasbro Inc.	76,898	7,268
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	7,154
*	American Airlines Group Inc.	333,400	7,071
	VF Corp.	85,904	7,048
*	Norwegian Cruise Line Holdings Ltd.	234,147	6,886
*	Ollie's Bargain Outlet Holdings Inc.	81,300	6,840
*	Under Armour Inc. Class C	365,732	6,792
	ViacomCBS Inc. Class B	142,313	6,433
*	Hyatt Hotels Corp. Class A	77,726	6,035
	Fox Corp. Class A	161,400	5,993
*	DraftKings Inc. Class A	111,200	5,801
	Toll Brothers Inc.	95,169	5,502
*	Take-Two Interactive Software Inc.	30,974	5,483
	BorgWarner Inc.	112,717	5,471
*	GameStop Corp. Class A	24,000	5,139
*	Ulta Beauty Inc.	14,754	5,102
*	Vail Resorts Inc.	15,867	5,022
	Best Buy Co. Inc.	43,631	5,017
*	Floor & Decor Holdings Inc. Class A	47,227	4,992
*	Wynn Resorts Ltd.	40,587	4,964
		Shares	Market Value• ($000)
*	IAA Inc.	87,027	4,746
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	4,386
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	4,361
	Lear Corp.	24,271	4,254
	Tractor Supply Co.	22,765	4,236
	Omnicom Group Inc.	50,464	4,037
*	Chegg Inc.	48,000	3,989
	News Corp. Class A	149,164	3,844
	Qurate Retail Inc. Class A	287,788	3,767
	Hanesbrands Inc.	201,094	3,754
	Foot Locker Inc.	59,997	3,698
*	Bright Horizons Family Solutions Inc.	24,671	3,629
	Sirius XM Holdings Inc.	522,678	3,418
	Pool Corp.	7,112	3,262
*	Skechers USA Inc. Class A	64,966	3,237
*	Five Below Inc.	16,637	3,215
*	LKQ Corp.	63,834	3,142
	Polaris Inc.	22,874	3,133
*	Madison Square Garden Entertainment Corp.	36,999	3,107
*	Lyft Inc. Class A	49,861	3,016
	Ralph Lauren Corp.	25,366	2,988
	Fox Corp. Class B	80,265	2,825
	Carter's Inc.	27,200	2,806
*	Terminix Global Holdings Inc.	54,101	2,581
	Harley-Davidson Inc.	53,991	2,474
*	TripAdvisor Inc.	59,730	2,407
*	Planet Fitness Inc. Class A	30,743	2,313
*	Mattel Inc.	111,801	2,247
	Domino's Pizza Inc.	4,778	2,229
	AMERCO	3,700	2,181
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	2,049
	Genuine Parts Co.	15,808	1,999
*	Alaska Air Group Inc.	30,859	1,861
*	frontdoor Inc.	36,832	1,835
	New York Times Co. Class A	42,002	1,829
*	Madison Square Garden Sports Corp.	10,563	1,823
*	Caesars Entertainment Inc.	17,400	1,805
	Aramark	45,301	1,687
	Thor Industries Inc.	13,150	1,486
*	Discovery Inc. Class A	48,210	1,479
*	Penn National Gaming Inc.	17,800	1,362
*	Coty Inc. Class A	144,200	1,347
	Williams-Sonoma Inc.	7,700	1,229
	Kohl's Corp.	18,924	1,043
*	Sabre Corp.	82,000	1,023

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	11,186	1,006
*	Nordstrom Inc.	26,916	984
*	QuantumScape Corp. Class A	31,200	913
	Lennar Corp. Class B	10,425	849
*	Leslie's Inc.	30,535	839
	ViacomCBS Inc. Class A	16,261	788
*	RH	1,000	679
	Nielsen Holdings plc	18,906	466
	Garmin Ltd.	2,897	419
*	Under Armour Inc. Class A	19,750	418
*	Copa Holdings SA Class A	5,503	415
	Service Corp. International	4,359	234
	Wendy's Co.	7,938	186
*	Petco Health & Wellness Co. Inc. Class A	8,200	184
*	ROBLOX Corp. Class A	1,578	142
	Nexstar Media Group Inc. Class A	357	53
	Warner Music Group Corp. Class A	1,414	51
*	Playtika Holding Corp.	1,652	39
*	Endeavor Group Holdings Inc. Class A	509	14
	Graham Holdings Co. Class B	1	1
			2,728,988
Consumer Staples (4.8%)
	Procter & Gamble Co.	936,553	126,369
	Coca-Cola Co.	1,448,114	78,357
	PepsiCo Inc.	524,138	77,662
	Philip Morris International Inc.	553,512	54,859
	Mondelez International Inc. Class A	597,386	37,301
	CVS Health Corp.	442,343	36,909
	Colgate-Palmolive Co.	375,615	30,556
*	Monster Beverage Corp.	298,547	27,272
	Constellation Brands Inc. Class A	82,347	19,260
	Altria Group Inc.	365,860	17,444
	Kroger Co.	414,817	15,892
	McCormick & Co. Inc. (Non-Voting)	172,666	15,250
	Archer-Daniels-Midland Co.	240,555	14,578
	Church & Dwight Co. Inc.	169,883	14,477
	Brown-Forman Corp. Class B	191,278	14,334
	Walgreens Boots Alliance Inc.	267,344	14,065
	Hershey Co.	78,631	13,696
	McKesson Corp.	70,832	13,546
	Kimberly-Clark Corp.	97,965	13,106
	Corteva Inc.	289,881	12,856
	Clorox Co.	70,336	12,654
		Shares	Market Value• ($000)
	AmerisourceBergen Corp.	107,828	12,345
	Tyson Foods Inc. Class A	163,958	12,094
	Hormel Foods Corp.	224,493	10,720
*	Molson Coors Beverage Co. Class B	190,545	10,230
	General Mills Inc.	150,379	9,163
*	Grocery Outlet Holding Corp.	211,887	7,344
	Sysco Corp.	93,436	7,265
*	Beyond Meat Inc.	42,611	6,711
	J M Smucker Co.	48,525	6,287
	Casey's General Stores Inc.	27,458	5,344
	Ingredion Inc.	54,756	4,955
	Campbell Soup Co.	103,441	4,716
	Lamb Weston Holdings Inc.	58,150	4,690
*	Boston Beer Co. Inc. Class A	4,305	4,395
*	Hain Celestial Group Inc.	107,989	4,332
	Keurig Dr Pepper Inc.	116,679	4,112
*	US Foods Holding Corp.	102,093	3,916
*	Post Holdings Inc.	34,703	3,764
	Kraft Heinz Co.	83,022	3,386
*	TreeHouse Foods Inc.	74,488	3,316
	Albertsons Cos. Inc. Class A	124,900	2,456
*	Darling Ingredients Inc.	29,800	2,011
	Kellogg Co.	26,928	1,732
	Bunge Ltd.	20,905	1,634
*	Pilgrim's Pride Corp.	72,006	1,597
*	Herbalife Nutrition Ltd.	27,738	1,463
	Flowers Foods Inc.	8,141	197
	Brown-Forman Corp. Class A	2,600	183
	Conagra Brands Inc.	3,482	127
	Seaboard Corp.	22	85
	Spectrum Brands Holdings Inc.	10	1
			801,014
Energy (2.7%)
	Exxon Mobil Corp.	1,609,154	101,505
	Chevron Corp.	665,782	69,734
	ConocoPhillips	543,628	33,107
	EOG Resources Inc.	232,810	19,426
	Schlumberger NV	582,126	18,634
	Pioneer Natural Resources Co.	92,999	15,114
	Devon Energy Corp.	510,623	14,905
	Occidental Petroleum Corp.	474,861	14,849
	Phillips 66	163,306	14,015
	Valero Energy Corp.	173,093	13,515
*	Cheniere Energy Inc.	124,324	10,784
	Hess Corp.	110,061	9,611
	Halliburton Co.	395,337	9,140

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	NOV Inc.	576,486	8,832
	Diamondback Energy Inc.	92,292	8,665
	Marathon Petroleum Corp.	123,910	7,487
	Williams Cos. Inc.	279,381	7,418
*	EQT Corp.	329,287	7,330
*	Plug Power Inc.	174,200	5,956
	Baker Hughes Co.	260,058	5,947
	Marathon Oil Corp.	423,676	5,770
	APA Corp.	210,049	4,543
*	Enphase Energy Inc.	24,700	4,536
	Continental Resources Inc.	112,740	4,287
*	First Solar Inc.	45,956	4,159
	Targa Resources Corp.	89,415	3,974
	Cabot Oil & Gas Corp.	209,282	3,654
*	ChargePoint Holdings Inc.	91,900	3,193
	Cimarex Energy Co.	39,650	2,873
	Texas Pacific Land Corp.	1,400	2,240
	HollyFrontier Corp.	59,819	1,968
*	SolarEdge Technologies Inc.	6,500	1,796
*	Shoals Technologies Group Inc. Class A	37,500	1,331
	ONEOK Inc.	18,192	1,012
	Antero Midstream Corp.	96,216	1,000
	Equitrans Midstream Corp.	61,755	526
			442,836
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	749,873	208,405
	JPMorgan Chase & Co.	1,175,521	182,841
	Bank of America Corp.	3,183,741	131,266
	Wells Fargo & Co.	1,844,246	83,526
	Morgan Stanley	882,764	80,941
	Citigroup Inc.	807,742	57,148
	Goldman Sachs Group Inc.	134,367	50,996
	S&P Global Inc.	124,054	50,918
	MSCI Inc.	88,246	47,042
	Charles Schwab Corp.	633,197	46,103
	BlackRock Inc.	48,950	42,830
	Intercontinental Exchange Inc.	254,800	30,245
	Aon plc Class A	126,391	30,177
	Moody's Corp.	77,427	28,057
	Progressive Corp.	273,036	26,815
	CME Group Inc.	109,179	23,220
	PNC Financial Services Group Inc.	120,031	22,897
	Discover Financial Services	190,370	22,519
	US Bancorp	389,596	22,195
	Marsh & McLennan Cos. Inc.	148,885	20,945
	Ameriprise Financial Inc.	82,444	20,519
	First Republic Bank	103,915	19,450
	Truist Financial Corp.	340,426	18,894
	Nasdaq Inc.	106,332	18,693
		Shares	Market Value• ($000)
	T. Rowe Price Group Inc.	91,575	18,129
	Brown & Brown Inc.	339,907	18,063
	Aflac Inc.	321,777	17,267
	Chubb Ltd.	99,778	15,859
	Prudential Financial Inc.	145,942	14,955
	Travelers Cos. Inc.	98,384	14,729
	Allstate Corp.	111,950	14,603
	SLM Corp.	653,142	13,677
	State Street Corp.	157,178	12,933
	W R Berkley Corp.	163,287	12,153
	Fifth Third Bancorp	316,295	12,092
	Assurant Inc.	77,002	12,026
*	SVB Financial Group	21,411	11,914
*	Arch Capital Group Ltd.	299,542	11,664
	Popular Inc.	153,360	11,510
	Raymond James Financial Inc.	88,180	11,455
	Commerce Bancshares Inc.	143,269	10,682
	MetLife Inc.	173,864	10,406
	Globe Life Inc.	101,484	9,666
*	Markel Corp.	8,076	9,584
	East West Bancorp Inc.	133,603	9,578
	Signature Bank	38,333	9,416
	Broadridge Financial Solutions Inc.	56,899	9,191
	Zions Bancorp NA	173,074	9,149
	Lincoln National Corp.	140,052	8,801
	KeyCorp	419,838	8,670
	Bank of New York Mellon Corp.	167,334	8,572
	American International Group Inc.	164,578	7,834
	OneMain Holdings Inc.	127,257	7,624
	SEI Investments Co.	121,525	7,531
*	Athene Holding Ltd. Class A	109,004	7,358
*	Alleghany Corp.	11,001	7,338
	Willis Towers Watson plc	31,393	7,221
	White Mountains Insurance Group Ltd.	6,215	7,135
	Principal Financial Group Inc.	110,482	6,981
	Reinsurance Group of America Inc.	58,891	6,714
	M&T Bank Corp.	46,002	6,685
	Hanover Insurance Group Inc.	48,487	6,577
	Voya Financial Inc.	98,879	6,081
	Loews Corp.	99,510	5,438
	Cullen/Frost Bankers Inc.	46,275	5,183
	Hartford Financial Services Group Inc.	77,281	4,789
*	Brighthouse Financial Inc.	104,906	4,777
	RenaissanceRe Holdings Ltd.	31,800	4,732

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Wintrust Financial Corp.	61,293	4,636
	New Residential Investment Corp.	425,479	4,506
*	Opendoor Technologies Inc.	237,500	4,211
	Huntington Bancshares Inc.	294,306	4,200
	MarketAxess Holdings Inc.	8,909	4,130
	American Financial Group Inc.	29,323	3,657
	LPL Financial Holdings Inc.	27,000	3,644
	Interactive Brokers Group Inc. Class A	54,320	3,570
	Northern Trust Corp.	28,975	3,350
	BOK Financial Corp.	38,470	3,331
	Jefferies Financial Group Inc.	94,994	3,249
*	Credit Acceptance Corp.	6,996	3,177
	Starwood Property Trust Inc.	110,744	2,898
	CNA Financial Corp.	61,718	2,808
	MGIC Investment Corp.	200,841	2,731
	Pinnacle Financial Partners Inc.	29,247	2,582
	Ally Financial Inc.	49,143	2,449
	First Horizon Corp.	138,758	2,398
	Western Alliance Bancorp	22,046	2,047
	Rocket Cos. Inc. Class A	99,800	1,931
*	Lemonade Inc.	17,600	1,926
	Sterling Bancorp	76,528	1,897
	Arthur J Gallagher & Co.	11,573	1,621
*	GoHealth Inc. Class A	140,100	1,571
	Bank of Hawaii Corp.	15,647	1,318
	Fidelity National Financial Inc.	29,371	1,276
	TFS Financial Corp.	59,947	1,217
*	LendingTree Inc.	4,403	933
	Santander Consumer USA Holdings Inc.	25,379	922
	Lazard Ltd. Class A	18,454	835
*	Upstart Holdings Inc.	5,621	702
	Assured Guaranty Ltd.	12,876	611
	New York Community Bancorp Inc.	49,670	547
	Morningstar Inc.	1,993	512
	Cboe Global Markets Inc.	3,900	464
*	Coinbase Global Inc. Class A	1,663	421
	FactSet Research Systems Inc.	1,172	393
	Kemper Corp.	3,979	294
	UWM Holdings Corp.	31,000	262
	Affiliated Managers Group Inc.	1,072	165
	Primerica Inc.	877	134
		Shares	Market Value• ($000)
	First Citizens BancShares Inc. Class A	100	83
	Erie Indemnity Co. Class A	166	32
			1,807,025
Health Care (12.4%)
	Johnson & Johnson	1,037,448	170,909
	UnitedHealth Group Inc.	357,345	143,095
	Pfizer Inc.	2,097,338	82,132
	Thermo Fisher Scientific Inc.	151,842	76,600
	Merck & Co. Inc.	982,523	76,411
	Abbott Laboratories	636,600	73,801
	AbbVie Inc.	626,570	70,577
	Eli Lilly & Co.	301,811	69,272
	Danaher Corp.	233,975	62,790
	Bristol-Myers Squibb Co.	892,613	59,644
	Medtronic plc	472,235	58,619
	Amgen Inc.	237,221	57,823
	Zoetis Inc. Class A	250,316	46,649
*	Intuitive Surgical Inc.	43,277	39,799
	Cigna Corp.	166,188	39,398
	Anthem Inc.	101,321	38,684
*	Boston Scientific Corp.	739,821	31,635
	Gilead Sciences Inc.	454,242	31,279
	Becton Dickinson & Co.	127,458	30,996
*	Moderna Inc.	128,726	30,248
	Agilent Technologies Inc.	203,712	30,111
	Stryker Corp.	114,580	29,760
	Humana Inc.	63,904	28,292
*	Charles River Laboratories International Inc.	74,470	27,548
*	Illumina Inc.	49,992	23,657
*	Biogen Inc.	67,688	23,438
*	Vertex Pharmaceuticals Inc.	114,915	23,170
*	Regeneron Pharmaceuticals Inc.	40,120	22,409
*	Edwards Lifesciences Corp.	209,329	21,680
	Bio-Techne Corp.	44,945	20,237
*	Laboratory Corp. of America Holdings	70,685	19,498
	HCA Healthcare Inc.	93,286	19,286
*	Centene Corp.	242,959	17,719
	Cooper Cos. Inc.	44,386	17,589
*	IDEXX Laboratories Inc.	26,757	16,898
	Teleflex Inc.	41,189	16,549
	PerkinElmer Inc.	106,266	16,409
	Zimmer Biomet Holdings Inc.	98,842	15,896
*	IQVIA Holdings Inc.	65,444	15,858
*	Dexcom Inc.	35,827	15,298
*	Align Technology Inc.	25,036	15,297
	Baxter International Inc.	179,475	14,448
*	Teladoc Health Inc.	83,326	13,856

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Veeva Systems Inc. Class A	41,266	12,832
*	Alexion Pharmaceuticals Inc.	68,750	12,630
	Bruker Corp.	162,910	12,378
*	QIAGEN NV	227,726	11,017
*	Seagen Inc.	66,982	10,575
	Universal Health Services Inc. Class B	69,799	10,221
	ResMed Inc.	38,871	9,582
	Quest Diagnostics Inc.	70,369	9,287
*	Alnylam Pharmaceuticals Inc.	53,959	9,147
*	Henry Schein Inc.	123,189	9,139
*	Exact Sciences Corp.	71,481	8,886
*	Hologic Inc.	129,253	8,624
	Cardinal Health Inc.	146,440	8,360
*	Bio-Rad Laboratories Inc. Class A	12,813	8,255
*	Incyte Corp.	94,863	7,981
	Viatris Inc.	549,512	7,852
	DENTSPLY SIRONA Inc.	110,655	7,000
*	Novocure Ltd.	31,069	6,892
	Cerner Corp.	86,490	6,760
*	Exelixis Inc.	353,309	6,437
	STERIS plc	30,730	6,340
*	Catalent Inc.	55,426	5,993
*	Novavax Inc.	26,400	5,605
*	Horizon Therapeutics plc	49,913	4,674
*	Quidel Corp.	34,800	4,459
*	DaVita Inc.	36,846	4,437
*	Penumbra Inc.	16,007	4,387
	West Pharmaceutical Services Inc.	12,061	4,331
*	Insulet Corp.	15,168	4,164
*	Elanco Animal Health Inc.	117,047	4,060
*	Guardant Health Inc.	32,268	4,007
*	United Therapeutics Corp.	22,086	3,962
*	Ionis Pharmaceuticals Inc.	93,209	3,718
*	BioMarin Pharmaceutical Inc.	43,646	3,642
*	Sarepta Therapeutics Inc.	46,740	3,634
*	Masimo Corp.	14,482	3,511
*	Nektar Therapeutics	202,500	3,475
*	Molina Healthcare Inc.	13,428	3,398
*	Organon & Co.	98,252	2,973
*	Avantor Inc.	79,947	2,839
*	Acadia Healthcare Co. Inc.	43,965	2,759
*	Sage Therapeutics Inc.	44,900	2,551
*	Neurocrine Biosciences Inc.	26,196	2,549
*	Envista Holdings Corp.	57,545	2,486
*	ABIOMED Inc.	7,564	2,361
*	Iovance Biotherapeutics Inc.	85,300	2,219
*	Jazz Pharmaceuticals plc	12,304	2,186
		Shares	Market Value• ($000)
*	Mirati Therapeutics Inc.	13,100	2,116
*	Repligen Corp.	10,100	2,016
	Royalty Pharma plc Class A	48,300	1,980
*	Integra LifeSciences Holdings Corp.	28,188	1,924
*	Oak Street Health Inc.	29,198	1,710
	Hill-Rom Holdings Inc.	14,895	1,692
*	American Well Corp. Class A	120,200	1,512
*	Global Blood Therapeutics Inc.	42,600	1,492
*	10X Genomics Inc. Class A	6,700	1,312
*	Tandem Diabetes Care Inc.	12,000	1,169
	Chemed Corp.	1,705	809
	Premier Inc. Class A	23,021	801
*	ICU Medical Inc.	3,463	713
*	Natera Inc.	5,100	579
	Encompass Health Corp.	4,425	345
*	Adaptive Biotechnologies Corp.	7,594	310
	Perrigo Co. plc	3,816	175
*	CureVac NV	1,700	125
*	GoodRx Holdings Inc. Class A	303	11
			2,060,630
Industrials (14.2%)
	Visa Inc. Class A	673,984	157,591
*	PayPal Holdings Inc.	514,789	150,051
	Mastercard Inc. Class A	349,780	127,701
	Accenture plc Class A	233,002	68,687
	Union Pacific Corp.	262,371	57,703
*	Boeing Co.	217,073	52,002
	Honeywell International Inc.	232,161	50,925
	General Electric Co.	3,741,487	50,360
	United Parcel Service Inc. Class B	230,102	47,854
	American Express Co.	273,062	45,118
	Global Payments Inc.	235,676	44,199
	Raytheon Technologies Corp.	467,597	39,891
	Caterpillar Inc.	175,496	38,193
	3M Co.	192,197	38,176
*	Mettler-Toledo International Inc.	25,127	34,809
	Fidelity National Information Services Inc.	244,418	34,627
*	Fiserv Inc.	321,884	34,406
	Sherwin-Williams Co.	125,760	34,263
	CSX Corp.	1,041,606	33,415
*	Square Inc. Class A	136,552	33,291
	FedEx Corp.	109,365	32,627
	Norfolk Southern Corp.	120,385	31,951
	Old Dominion Freight Line Inc.	123,615	31,373
	Illinois Tool Works Inc.	137,731	30,791

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Deere & Co.	81,657	28,801
	Cintas Corp.	74,609	28,501
*	TransDigm Group Inc.	41,274	26,716
	Northrop Grumman Corp.	69,397	25,221
	Verisk Analytics Inc.	137,812	24,078
	Automatic Data Processing Inc.	115,011	22,843
	Lockheed Martin Corp.	57,607	21,796
*	Waters Corp.	62,836	21,717
*	Zebra Technologies Corp. Class A	39,590	20,962
	General Dynamics Corp.	111,185	20,932
	AMETEK Inc.	151,305	20,199
	Parker-Hannifin Corp.	65,681	20,171
*	Keysight Technologies Inc.	124,946	19,293
	Eaton Corp. plc	129,172	19,141
	Jacobs Engineering Group Inc.	140,325	18,722
	Ball Corp.	221,978	17,985
	Capital One Financial Corp.	115,609	17,884
	Expeditors International of Washington Inc.	138,416	17,523
	L3Harris Technologies Inc.	80,601	17,422
	Equifax Inc.	72,586	17,385
	IDEX Corp.	77,733	17,105
	Fortive Corp.	244,245	17,034
	Martin Marietta Materials Inc.	47,052	16,553
	Emerson Electric Co.	160,755	15,471
	Vulcan Materials Co.	88,366	15,382
	Toro Co.	139,713	15,352
	Carrier Global Corp.	309,834	15,058
	Crown Holdings Inc.	142,855	14,601
	Lennox International Inc.	39,309	13,790
	AGCO Corp.	104,204	13,586
	PACCAR Inc.	144,705	12,915
	Otis Worldwide Corp.	157,191	12,853
	JB Hunt Transport Services Inc.	77,704	12,662
	Cummins Inc.	51,145	12,470
	Eagle Materials Inc.	87,370	12,416
	Landstar System Inc.	77,365	12,225
	DuPont de Nemours Inc.	155,897	12,068
	Synchrony Financial	236,856	11,492
	Carlisle Cos. Inc.	58,515	11,199
*	Teledyne Technologies Inc.	26,185	10,967
	Xylem Inc.	89,079	10,686
	WW Grainger Inc.	23,754	10,404
	Owens Corning	103,018	10,085
	Textron Inc.	146,654	10,085
	Oshkosh Corp.	79,575	9,918
	Armstrong World Industries Inc.	90,528	9,710
	Huntington Ingalls Industries Inc.	43,600	9,189
	Genpact Ltd.	193,618	8,796
		Shares	Market Value• ($000)
	BWX Technologies Inc.	143,634	8,348
	Jack Henry & Associates Inc.	51,040	8,346
	Robert Half International Inc.	91,054	8,101
	Johnson Controls International plc	111,029	7,620
	Graco Inc.	98,621	7,466
*	Generac Holdings Inc.	17,713	7,354
*	FleetCor Technologies Inc.	28,478	7,292
	IHS Markit Ltd.	60,260	6,789
*	Virgin Galactic Holdings Inc.	146,500	6,739
*	United Rentals Inc.	20,502	6,540
	Donaldson Co. Inc.	101,191	6,429
	Valmont Industries Inc.	26,975	6,367
	ITT Inc.	68,646	6,287
	ManpowerGroup Inc.	52,389	6,230
*	Ingersoll Rand Inc.	124,585	6,081
	Stanley Black & Decker Inc.	29,193	5,984
	Westinghouse Air Brake Technologies Corp.	71,671	5,899
*	Mohawk Industries Inc.	30,188	5,802
	PPG Industries Inc.	33,704	5,722
	Quanta Services Inc.	62,470	5,658
	Sealed Air Corp.	91,392	5,415
*	Axon Enterprise Inc.	30,579	5,406
	Trane Technologies plc	29,014	5,343
*	Bill.com Holdings Inc.	29,000	5,312
*	Trimble Inc.	61,981	5,072
*	Colfax Corp.	110,500	5,062
	Rockwell Automation Inc.	16,494	4,718
*	Mercury Systems Inc.	70,400	4,666
*	Euronet Worldwide Inc.	32,136	4,350
	Paychex Inc.	40,000	4,292
*	Berry Global Group Inc.	64,335	4,196
	HEICO Corp.	27,866	3,885
	MSC Industrial Direct Co. Inc. Class A	41,610	3,734
	Packaging Corp. of America	27,444	3,716
	CH Robinson Worldwide Inc.	39,317	3,683
*	Howmet Aerospace Inc.	105,270	3,629
	Flowserve Corp.	87,321	3,521
*	Fair Isaac Corp.	5,973	3,002
*	StoneCo Ltd. Class A	39,800	2,669
*	AECOM	40,880	2,589
	MDU Resources Group Inc.	80,095	2,510
	Allison Transmission Holdings Inc.	62,972	2,502
*	Sensata Technologies Holding plc	42,612	2,470
*	Coherent Inc.	9,143	2,417

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Cognex Corp.	27,531	2,314
*	XPO Logistics Inc.	15,647	2,189
	Nordson Corp.	9,300	2,041
	Spirit AeroSystems Holdings Inc. Class A	41,506	1,959
	TransUnion	17,546	1,927
*	Middleby Corp.	10,998	1,906
	Vontier Corp.	55,048	1,793
*	Axalta Coating Systems Ltd.	58,104	1,772
*	WEX Inc.	8,803	1,707
	Allegion plc	12,165	1,695
*	Trex Co. Inc.	15,441	1,578
*	FTI Consulting Inc.	11,197	1,530
*	AZEK Co. Inc. Class A	35,971	1,527
	Acuity Brands Inc.	7,955	1,488
*	Paysafe Ltd.	116,100	1,406
*	Kirby Corp.	18,615	1,129
	MKS Instruments Inc.	5,395	960
	Booz Allen Hamilton Holding Corp. Class A	8,520	726
	RPM International Inc.	5,251	466
	Silgan Holdings Inc.	10,388	431
	Littelfuse Inc.	1,596	407
	AptarGroup Inc.	2,836	399
	Brunswick Corp.	3,484	347
	Kansas City Southern	1,200	340
*	Paylocity Holding Corp.	1,635	312
	Sonoco Products Co.	2,414	161
*	Affirm Holdings Inc. Class A	475	32
*	Marqeta Inc. Class A	969	27
*	Gates Industrial Corp. plc	447	8
			2,343,158
Real Estate (3.2%)
	American Tower Corp.	188,791	51,000
	Prologis Inc.	291,923	34,894
	SBA Communications Corp.	105,484	33,618
	Crown Castle International Corp.	164,871	32,166
	Equinix Inc.	35,391	28,405
*	CBRE Group Inc. Class A	271,349	23,263
	Public Storage	58,881	17,705
	Digital Realty Trust Inc.	110,688	16,654
	Equity LifeStyle Properties Inc.	191,794	14,252
*	CoStar Group Inc.	170,700	14,137
	American Homes 4 Rent Class A	341,378	13,263
	Extra Space Storage Inc.	80,139	13,128
	AvalonBay Communities Inc.	54,421	11,357
	Equity Residential	145,906	11,235
	Simon Property Group Inc.	82,253	10,732
		Shares	Market Value• ($000)
	Mid-America Apartment Communities Inc.	62,424	10,513
	Weyerhaeuser Co.	298,883	10,288
	Alexandria Real Estate Equities Inc.	54,452	9,907
	Essex Property Trust Inc.	32,988	9,897
*	Jones Lang LaSalle Inc.	48,345	9,449
*	Host Hotels & Resorts Inc.	500,678	8,557
	Ventas Inc.	149,332	8,527
	Invitation Homes Inc.	224,454	8,370
*	Zillow Group Inc. Class C	64,681	7,905
	Sun Communities Inc.	42,319	7,253
	Duke Realty Corp.	147,368	6,978
*	Howard Hughes Corp.	69,984	6,821
	UDR Inc.	116,035	5,683
	Douglas Emmett Inc.	159,344	5,357
	Camden Property Trust	40,323	5,350
	Lamar Advertising Co. Class A	49,553	5,174
	Apartment Income REIT Corp.	104,262	4,945
*	Zillow Group Inc. Class A	39,603	4,853
	Medical Properties Trust Inc.	227,141	4,566
	Realty Income Corp.	60,940	4,067
*	Park Hotels & Resorts Inc.	189,400	3,904
	Americold Realty Trust	95,299	3,607
	Welltower Inc.	43,247	3,594
	CubeSmart	76,313	3,535
*	EPR Properties	65,946	3,474
	CyrusOne Inc.	48,090	3,439
	Kilroy Realty Corp.	46,621	3,247
	Equity Commonwealth	120,065	3,146
	VEREIT Inc.	67,259	3,089
	Life Storage Inc.	28,641	3,075
	Rexford Industrial Realty Inc.	52,615	2,996
	First Industrial Realty Trust Inc.	51,231	2,676
	STORE Capital Corp.	74,155	2,559
	Kimco Realty Corp.	115,366	2,405
	Cousins Properties Inc.	58,449	2,150
	CoreSite Realty Corp.	15,875	2,137
	Rayonier Inc.	52,081	1,871
	American Campus Communities Inc.	37,690	1,761
	Hudson Pacific Properties Inc.	62,320	1,734
	Weingarten Realty Investors	47,877	1,535
	JBG SMITH Properties	48,572	1,530
	VICI Properties Inc.	32,219	999
	Iron Mountain Inc.	23,460	993

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Federal Realty Investment Trust	8,082	947
	SL Green Realty Corp.	7,629	610
			531,282
Technology (28.0%)
	Apple Inc.	6,319,138	865,469
	Microsoft Corp.	3,010,838	815,636
*	Facebook Inc. Class A	953,323	331,480
*	Alphabet Inc. Class A	119,497	291,787
*	Alphabet Inc. Class C	112,545	282,074
	NVIDIA Corp.	238,229	190,607
*	Adobe Inc.	200,533	117,440
	Intel Corp.	1,551,079	87,078
*	salesforce.com Inc.	354,926	86,698
	Applied Materials Inc.	527,040	75,051
	Texas Instruments Inc.	361,142	69,448
	QUALCOMM Inc.	456,471	65,243
	Broadcom Inc.	135,198	64,468
	Lam Research Corp.	94,792	61,681
	Intuit Inc.	125,214	61,376
	Oracle Corp.	677,447	52,733
*	Advanced Micro Devices Inc.	475,776	44,690
*	Cadence Design Systems Inc.	316,071	43,245
*	Synopsys Inc.	150,750	41,575
*	ServiceNow Inc.	72,162	39,657
*	Autodesk Inc.	135,680	39,605
	International Business Machines Corp.	263,012	38,555
*	Micron Technology Inc.	422,580	35,911
	Teradyne Inc.	261,282	35,001
	KLA Corp.	94,620	30,677
*	Zoom Video Communications Inc. Class A	77,959	30,173
*	Twilio Inc. Class A	65,479	25,809
	Roper Technologies Inc.	53,563	25,185
*	Match Group Inc.	154,145	24,856
	Amphenol Corp. Class A	348,261	23,825
	Analog Devices Inc.	133,298	22,949
*	Fortinet Inc.	88,817	21,155
*	Twitter Inc.	287,635	19,792
	Corning Inc.	448,584	18,347
*	DocuSign Inc.	62,734	17,539
	Cognizant Technology Solutions Corp. Class A	240,533	16,659
*	Palantir Technologies Inc. Class A	621,498	16,383
*	Workday Inc. Class A	58,663	14,005
*	Atlassian Corp. plc Class A	54,002	13,871
	Xilinx Inc.	89,071	12,883
*	Okta Inc. Class A	51,969	12,716
*	Palo Alto Networks Inc.	32,834	12,183
*	Arrow Electronics Inc.	105,274	11,983
		Shares	Market Value• ($000)
*	Crowdstrike Holdings Inc. Class A	46,120	11,590
*	Snowflake Inc. Class A	47,746	11,545
*	Pinterest Inc. Class A	145,761	11,508
	Dolby Laboratories Inc. Class A	115,638	11,366
*	Gartner Inc.	46,456	11,252
	NetApp Inc.	136,795	11,193
*	ANSYS Inc.	30,794	10,687
	HP Inc.	350,111	10,570
	Hewlett Packard Enterprise Co.	711,355	10,372
	Marvell Technology Inc.	174,494	10,178
*	VeriSign Inc.	44,478	10,127
	Microchip Technology Inc.	63,884	9,566
	Citrix Systems Inc.	81,541	9,562
*	EPAM Systems Inc.	18,104	9,250
*	Western Digital Corp.	127,552	9,078
*	Black Knight Inc.	108,710	8,477
*	Splunk Inc.	57,314	8,287
	Maxim Integrated Products Inc.	76,484	8,058
*	Dell Technologies Inc. Class C	77,738	7,748
*	Nuance Communications Inc.	137,917	7,508
	SS&C Technologies Holdings Inc.	101,768	7,333
	NortonLifeLock Inc.	266,482	7,254
*	Qorvo Inc.	36,388	7,119
*	IAC/InterActiveCorp	44,781	6,904
*	Akamai Technologies Inc.	58,214	6,788
*	Wix.com Ltd.	23,100	6,706
*	RingCentral Inc. Class A	22,650	6,582
*	MongoDB Inc. Class A	17,869	6,460
*	GoDaddy Inc. Class A	73,840	6,421
*	HubSpot Inc.	10,971	6,393
*	DoorDash Inc. Class A	35,506	6,332
*	Slack Technologies Inc. Class A	142,540	6,315
*	Cloudflare Inc. Class A	58,700	6,213
*	Datadog Inc. Class A	59,599	6,203
	Skyworks Solutions Inc.	31,731	6,084
*	Guidewire Software Inc.	47,991	5,410
*	Coupa Software Inc.	20,214	5,298
*	ON Semiconductor Corp.	132,764	5,082
*	Clarivate plc	180,200	4,961
*	NCR Corp.	107,900	4,921
*	F5 Networks Inc.	25,788	4,814
*	Unity Software Inc.	43,833	4,814
*	Manhattan Associates Inc.	32,339	4,684
*	PTC Inc.	31,366	4,431
*	VMware Inc. Class A	27,456	4,392
*	Zendesk Inc.	29,758	4,295
	Avnet Inc.	105,416	4,225
*	Tyler Technologies Inc.	8,729	3,949

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Cree Inc.	40,000	3,917
*	Dun & Bradstreet Holdings Inc.	175,400	3,748
*	Vimeo Inc.	72,701	3,562
*	Paycom Software Inc.	9,641	3,504
*	Fastly Inc. Class A	57,000	3,397
	Universal Display Corp.	15,011	3,337
	CDW Corp.	17,842	3,116
*	DXC Technology Co.	74,093	2,885
*	Ceridian HCM Holding Inc.	27,055	2,595
	Leidos Holdings Inc.	24,871	2,515
*	Teradata Corp.	49,671	2,482
*	Skillz Inc. Class A	113,300	2,461
	NXP Semiconductors NV	11,900	2,448
	CDK Global Inc.	48,394	2,405
*	Zscaler Inc.	10,955	2,367
*	FireEye Inc.	108,421	2,192
*	Alteryx Inc. Class A	22,246	1,914
*	IPG Photonics Corp.	8,932	1,883
*	CACI International Inc. Class A	7,044	1,797
	Monolithic Power Systems Inc.	4,730	1,766
*	Change Healthcare Inc.	75,615	1,742
*	Proofpoint Inc.	9,697	1,685
*	Avalara Inc.	9,649	1,561
*	Vroom Inc.	33,500	1,402
*	Nutanix Inc. Class A	36,620	1,400
	Bentley Systems Inc. Class B	21,200	1,373
	Xerox Holdings Corp.	55,907	1,313
*	Pure Storage Inc. Class A	58,388	1,140
*	Five9 Inc.	5,750	1,055
	Amdocs Ltd.	11,856	917
	Vertiv Holdings Co. Class A	29,000	792
*	C3.ai Inc. Class A	11,900	744
*	Aspen Technology Inc.	4,300	591
*	Dynatrace Inc.	9,146	534
*	Allegro MicroSystems Inc.	18,900	524
	Entegris Inc.	4,076	501
*	Elastic NV	3,124	455
	Pegasystems Inc.	2,595	361
*	Dropbox Inc. Class A	11,393	345
*	Smartsheet Inc. Class A	4,621	334
*	Anaplan Inc.	5,200	277
*	Medallia Inc.	4,100	138
*	AppLovin Corp. Class A	1,198	90
*	UiPath Inc. Class A	936	64
*	Qualtrics International Inc. Class A	1,075	41
*	ZoomInfo Technologies Inc. Class A	593	31
*	Bumble Inc. Class A	516	30
*	Just Eat Takeaway.com NV ADR	2	—
			4,639,534
		Shares	Market Value• ($000)
Telecommunications (3.1%)
	Comcast Corp. Class A	1,796,063	102,411
	Verizon Communications Inc.	1,607,909	90,091
	Cisco Systems Inc.	1,597,843	84,686
	AT&T Inc.	2,533,965	72,927
*	T-Mobile US Inc.	331,507	48,012
*	Charter Communications Inc. Class A	49,231	35,518
*	Roku Inc. Class A	40,709	18,696
*	Liberty Broadband Corp. Class C	64,989	11,286
	Motorola Solutions Inc.	40,243	8,727
	Juniper Networks Inc.	273,671	7,485
*	Arista Networks Inc.	14,795	5,360
*	DISH Network Corp. Class A	125,591	5,250
*	Liberty Broadband Corp. Class A	19,734	3,319
*	CommScope Holding Co. Inc.	153,970	3,281
*	Lumentum Holdings Inc.	38,400	3,150
*	Altice USA Inc. Class A	72,643	2,480
*	Ciena Corp.	43,130	2,454
	Cable One Inc.	819	1,567
*	Viasat Inc.	25,754	1,283
			507,983
Utilities (2.6%)
	NextEra Energy Inc.	792,325	58,062
	Duke Energy Corp.	308,844	30,489
	Dominion Energy Inc.	323,987	23,836
	Waste Management Inc.	146,985	20,594
	Southern Co.	338,442	20,479
	American Water Works Co. Inc.	131,114	20,209
	WEC Energy Group Inc.	199,699	17,763
	Exelon Corp.	386,434	17,123
	Sempra Energy	124,369	16,476
*	PG&E Corp.	1,576,881	16,037
	Eversource Energy	183,279	14,706
	Xcel Energy Inc.	210,170	13,846
	CMS Energy Corp.	211,659	12,505
	Atmos Energy Corp.	128,834	12,382
	American Electric Power Co. Inc.	135,702	11,479
	DTE Energy Co.	80,571	10,442
	AES Corp.	384,857	10,033
	Consolidated Edison Inc.	133,006	9,539
	Public Service Enterprise Group Inc.	151,363	9,042
	Essential Utilities Inc.	193,616	8,848
	Edison International	139,688	8,077
	FirstEnergy Corp.	215,147	8,006
	Ameren Corp.	98,455	7,880
	NiSource Inc.	276,272	6,769

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Sunrun Inc.	102,400	5,712
	CenterPoint Energy Inc.	213,200	5,228
	Alliant Energy Corp.	91,615	5,108
	Entergy Corp.	43,027	4,290
	Evergy Inc.	67,360	4,070
	NRG Energy Inc.	98,641	3,975
	UGI Corp.	82,918	3,840
	Republic Services Inc.	31,721	3,490
	PPL Corp.	122,981	3,440
*	Stericycle Inc.	40,057	2,866
*	Clean Harbors Inc.	20,375	1,898
	IDACORP Inc.	16,354	1,594
	National Fuel Gas Co.	9,448	494
			430,627
Total Common Stocks (Cost $5,368,829)			16,541,546
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)	8,633	934
	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $7,899)	78,987	7,899
Total Investments (99.9%) (Cost $5,377,101)		16,550,379
Other Assets and Liabilities—Net (0.1%)		12,058
Net Assets (100%)		16,562,437
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	95	20,371	198

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,369,202)	16,542,480
Affiliated Issuers (Cost $7,899)	7,899
Total Investments in Securities	16,550,379
Investment in Vanguard	561
Cash	534
Cash Collateral Pledged—Futures Contracts	752
Receivables for Investment Securities Sold	1,312
Receivables for Accrued Income	7,890
Receivables for Capital Shares Issued	3,213
Variation Margin Receivable—Futures Contracts	28
Total Assets	16,564,669
Liabilities
Payables for Investment Securities Purchased	535
Payables for Capital Shares Redeemed	1,115
Payables to Vanguard	582
Total Liabilities	2,232
Net Assets	16,562,437
At June 30, 2021, net assets consisted of:

Paid-in Capital	5,316,500
Total Distributable Earnings (Loss)	11,245,937
Net Assets	16,562,437

Admiral Shares—Net Assets
Applicable to 64,377,576 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,555,723
Net Asset Value Per Share—Admiral Shares	$226.10

Institutional Shares—Net Assets
Applicable to 17,864,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,006,714
Net Asset Value Per Share—Institutional Shares	$112.33
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	91,695
Interest[1]	21
Total Income	91,716
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,100
Management and Administrative—Admiral Shares	4,885
Management and Administrative—Institutional Shares	397
Marketing and Distribution—Admiral Shares	147
Marketing and Distribution—Institutional Shares	12
Custodian Fees	9
Shareholders’ Reports—Admiral Shares	32
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	6,584
Net Investment Income	85,132
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	373,368
Futures Contracts	8,738
Realized Net Gain (Loss)	382,106
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,690,335
Futures Contracts	(52)
Change in Unrealized Appreciation (Depreciation)	1,690,283
Net Increase (Decrease) in Net Assets Resulting from Operations	2,157,521
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $344,043,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,132	190,493
Realized Net Gain (Loss)	382,106	(81,997)
Change in Unrealized Appreciation (Depreciation)	1,690,283	2,311,172
Net Increase (Decrease) in Net Assets Resulting from Operations	2,157,521	2,419,668
Distributions
Admiral Shares	(79,493)	(166,755)
Institutional Shares	(11,126)	(19,301)
Total Distributions	(90,619)	(186,056)
Capital Share Transactions
Admiral Shares	190,549	(56,921)
Institutional Shares	135,155	190,473
Net Increase (Decrease) from Capital Share Transactions	325,704	133,552
Total Increase (Decrease)	2,392,606	2,367,164
Net Assets
Beginning of Period	14,169,831	11,802,667
End of Period	16,562,437	14,169,831
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$197.63	$165.93	$128.29	$137.30	$114.08	$103.75
Investment Operations
Net Investment Income	1.171[1]	2.666[1]	2.557[1]	2.385[1]	2.166[1]	2.004
Net Realized and Unrealized Gain (Loss) on Investments	28.542	31.640	37.603	(9.045)	23.211	10.332
Total from Investment Operations	29.713	34.306	40.160	(6.660)	25.377	12.336
Distributions
Dividends from Net Investment Income	(1.243)	(2.606)	(2.520)	(2.350)	(2.157)	(2.006)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.243)	(2.606)	(2.520)	(2.350)	(2.157)	(2.006)
Net Asset Value, End of Period	$226.10	$197.63	$165.93	$128.29	$137.30	$114.08
Total Return[2]	15.07%	21.07%	31.46%	-4.97%	22.40%	12.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,556	$12,543	$10,579	$7,951	$8,143	$6,793
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.60%	1.70%	1.69%	1.73%	1.89%
Portfolio Turnover Rate[3]	0%	6%	5%	6%	7%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$98.19	$82.46	$63.75	$68.23	$56.69	$51.55
Investment Operations
Net Investment Income	.596[1]	1.360[1]	1.292[1]	1.207[1]	1.099[1]	1.011
Net Realized and Unrealized Gain (Loss) on Investments	14.177	15.690	18.693	(4.499)	11.531	5.141
Total from Investment Operations	14.773	17.050	19.985	(3.292)	12.630	6.152
Distributions
Dividends from Net Investment Income	(.633)	(1.320)	(1.275)	(1.188)	(1.090)	(1.012)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.633)	(1.320)	(1.275)	(1.188)	(1.090)	(1.012)
Net Asset Value, End of Period	$112.33	$98.19	$82.46	$63.75	$68.23	$56.69
Total Return	15.08%	21.08%	31.51%	-4.95%	22.43%	12.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,007	$1,627	$1,223	$952	$1,006	$613
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.63%	1.73%	1.72%	1.76%	1.92%
Portfolio Turnover Rate[2]	0%	6%	5%	6%	7%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Tax-Managed Capital Appreciation Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Capital Appreciation Fund
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $561,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,377,228
Gross Unrealized Appreciation	11,206,877
Gross Unrealized Depreciation	(33,528)
Net Unrealized Appreciation (Depreciation)	11,173,349
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $306,816,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $863,522,000 of investment securities and sold $528,154,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $487,629,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Capital Appreciation Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $102,204,000 and $0, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,034,355	4,796	1,194,481	7,559
Issued in Lieu of Cash Distributions	54,180	252	114,425	723
Redeemed	(897,986)	(4,137)	(1,365,827)	(8,571)
Net Increase (Decrease)—Admiral Shares	190,549	911	(56,921)	(289)
Institutional Shares
Issued	139,218	1,332	374,832	4,366
Issued in Lieu of Cash Distributions	6,793	64	10,490	131
Redeemed	(10,856)	(102)	(194,849)	(2,764)
Net Increase (Decrease)—Institutional Shares	135,155	1,294	190,473	1,733
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Fund Allocation
As of June 30, 2021
Communication Services	1.7%
Consumer Discretionary	15.1
Consumer Staples	4.1
Energy	4.7
Financials	17.4
Health Care	11.9
Industrials	17.0
Information Technology	13.8
Materials	5.1
Real Estate	7.6
Utilities	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (1.7%)
	Cogent Communications Holdings Inc.	362,958	27,908
	Shenandoah Telecommunications Co.	427,032	20,715
*	AMC Networks Inc. Class A	255,550	17,071
*	TechTarget Inc.	209,381	16,225
*	Meredith Corp.	351,787	15,282
	EW Scripps Co. Class A	558,352	11,385
	Scholastic Corp.	240,550	9,114
*	QuinStreet Inc.	423,959	7,877
*	Cincinnati Bell Inc.	476,715	7,351
*	Consolidated Communications Holdings Inc.	823,253	7,236
*	Gannett Co. Inc.	1,067,932	5,863
	ATN International Inc.	88,037	4,005
*	Marcus Corp.	182,325	3,867
	Spok Holdings Inc.	29,289	282
			154,181
Consumer Discretionary (15.0%)
*	GameStop Corp. Class A	485,587	103,984
*	Macy's Inc.	2,825,743	53,576
*	Signet Jewelers Ltd.	479,200	38,715
*	Bed Bath & Beyond Inc.	1,060,300	35,297
*	Shake Shack Inc. Class A	316,443	33,866
*	Stamps.com Inc.	158,666	31,779
*	LGI Homes Inc.	191,442	31,002
*	Meritage Homes Corp.	326,818	30,747
	Steven Madden Ltd.	681,751	29,833
*	Asbury Automotive Group Inc.	166,953	28,611
	LCI Industries	217,355	28,565
*	Abercrombie & Fitch Co. Class A	589,309	27,362
*	Sleep Number Corp.	244,982	26,936
	MDC Holdings Inc.	517,122	26,166
	Wolverine World Wide Inc.	770,273	25,912
	Rent-A-Center Inc.	484,903	25,734
*	Dorman Products Inc.	238,145	24,688
		Shares	Market Value• ($000)
	Group 1 Automotive Inc.	155,042	23,943
*	ODP Corp.	497,062	23,864
*	Brinker International Inc.	385,544	23,846
	Installed Building Products Inc.	191,195	23,395
	Kontoor Brands Inc.	411,112	23,191
*	iRobot Corp.	242,275	22,626
*	Vista Outdoor Inc.	488,630	22,614
*	Boot Barn Holdings Inc.	261,614	21,989
	Winnebago Industries Inc.	309,022	21,001
*	Bloomin' Brands Inc.	763,896	20,732
*	Sally Beauty Holdings Inc.	933,022	20,592
	Big Lots Inc.	311,152	20,539
*	Gentherm Inc.	274,892	19,531
*	Cheesecake Factory Inc.	354,000	19,180
	Shutterstock Inc.	186,833	18,341
	Century Communities Inc.	268,677	17,878
	Core-Mark Holding Co. Inc.	389,672	17,539
	Monro Inc.	264,096	16,773
*	Cavco Industries Inc.	75,024	16,670
*	Dave & Buster's Entertainment Inc.	398,900	16,195
*	M/I Homes Inc.	263,234	15,444
*	Hibbett Inc.	170,653	15,296
	Patrick Industries Inc.	207,152	15,122
	La-Z-Boy Inc.	392,259	14,529
*	Dine Brands Global Inc.	157,717	14,076
	Oxford Industries Inc.	142,044	14,040
	Sturm Ruger & Co. Inc.	143,238	12,888
	Buckle Inc.	242,484	12,064
*	American Axle & Manufacturing Holdings Inc.	1,138,155	11,780
	Guess? Inc.	415,309	10,964
*	G-III Apparel Group Ltd.	333,044	10,944
*	Children's Place Inc.	117,268	10,913
	Sonic Automotive Inc. Class A	231,186	10,343
*	MarineMax Inc.	207,756	10,126
*	BJ's Restaurants Inc.	190,405	9,356
*	Zumiez Inc.	182,212	8,926
	Aaron's Co. Inc.	276,439	8,843

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Tupperware Brands Corp.	368,300	8,747
*	Genesco Inc.	131,184	8,354
*	America's Car-Mart Inc.	57,500	8,149
*	Liquidity Services Inc.	319,019	8,119
*	Designer Brands Inc. Class A	487,305	8,065
*	Ruth's Hospitality Group Inc.	344,515	7,934
	Caleres Inc.	287,893	7,857
*	Perdoceo Education Corp.	600,960	7,374
	Standard Motor Products Inc.	166,876	7,234
*	Monarch Casino & Resort Inc.	106,056	7,018
	Haverty Furniture Cos. Inc.	162,786	6,961
*	Chico's FAS Inc.	1,026,471	6,754
*	Chuy's Holdings Inc.	161,179	6,005
*	Fossil Group Inc.	400,414	5,718
*	Universal Electronics Inc.	117,532	5,700
	PetMed Express Inc.	169,830	5,409
	Shoe Carnival Inc.	73,945	5,294
*	Lumber Liquidators Holdings Inc.	222,874	4,703
*	Motorcar Parts of America Inc.	206,780	4,640
*	American Public Education Inc.	146,032	4,138
*	Red Robin Gourmet Burgers Inc.	122,400	4,053
*	Conn's Inc.	146,899	3,746
	Movado Group Inc.	116,659	3,671
*	Cooper-Standard Holdings Inc.	125,258	3,632
	Ethan Allen Interiors Inc.	130,535	3,603
*	El Pollo Loco Holdings Inc.	194,185	3,552
*	Barnes & Noble Education Inc.	426,283	3,073
*	Unifi Inc.	99,047	2,413
*	Fiesta Restaurant Group Inc.	176,490	2,370
	Cato Corp. Class A	135,022	2,278
*	Regis Corp.	200,494	1,877
*	Vera Bradley Inc.	119,452	1,480
			1,388,787
Consumer Staples (4.1%)
	WD-40 Co.	119,007	30,500
	Medifast Inc.	101,087	28,606
*	Simply Good Foods Co.	709,700	25,911
	J & J Snack Foods Corp.	128,760	22,457
*	Celsius Holdings Inc.	286,456	21,796
	Edgewell Personal Care Co.	457,770	20,096
	B&G Foods Inc.	590,029	19,353
*	United Natural Foods Inc.	489,427	18,099
	PriceSmart Inc.	197,070	17,935
		Shares	Market Value• ($000)
	Coca-Cola Consolidated Inc.	39,777	15,996
	Vector Group Ltd.	1,067,701	15,097
*	Central Garden & Pet Co. Class A	309,025	14,926
	Universal Corp.	223,458	12,730
	Cal-Maine Foods Inc.	331,737	12,012
*	USANA Health Sciences Inc.	113,584	11,634
	Inter Parfums Inc.	160,307	11,542
	National Beverage Corp.	216,800	10,239
	Andersons Inc.	312,031	9,526
*	elf Beauty Inc.	332,500	9,024
	MGP Ingredients Inc.	130,155	8,804
*	Chefs' Warehouse Inc.	263,700	8,394
	Fresh Del Monte Produce Inc.	233,381	7,674
	Calavo Growers Inc.	106,537	6,757
	John B Sanfilippo & Son Inc.	75,067	6,649
	SpartanNash Co.	328,997	6,353
*	Central Garden & Pet Co.	117,130	6,200
*	Seneca Foods Corp. Class A	88,875	4,540
			382,850
Energy (4.7%)
	Helmerich & Payne Inc.	1,218,317	39,754
*	Range Resources Corp.	2,199,821	36,869
	PDC Energy Inc.	797,946	36,538
	Matador Resources Co.	939,431	33,829
*	Southwestern Energy Co.	5,546,065	31,446
	Patterson-UTI Energy Inc.	2,542,093	25,268
*	Renewable Energy Group Inc.	394,305	24,581
	SM Energy Co.	884,703	21,790
*	Callon Petroleum Co.	375,340	21,653
	Core Laboratories NV	452,753	17,635
*	PBF Energy Inc. Class A	1,131,179	17,307
*	Oceaneering International Inc.	1,020,537	15,890
	Archrock Inc.	1,448,071	12,902
*	Green Plains Inc.	383,589	12,896
*	Dril-Quip Inc.	367,152	12,421
	Bonanza Creek Energy Inc.	213,954	10,071
*	Nabors Industries Ltd.	87,916	10,044
*	DMC Global Inc.	143,900	8,089
*	REX American Resources Corp.	65,261	5,885
*	Bristow Group Inc. Class A	217,982	5,582
*	Laredo Petroleum Inc.	59,404	5,512
*	US Silica Holdings Inc.	452,528	5,231
*	Penn Virginia Corp.	195,429	4,614
*	Par Pacific Holdings Inc.	261,039	4,391
*	Talos Energy Inc.	226,119	3,536
*	ProPetro Holding Corp.	344,168	3,153
*	CONSOL Energy Inc.	167,733	3,098

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Helix Energy Solutions Group Inc.	475,349	2,714
*	Dorian LPG Ltd.	123,702	1,747
*	Nabors Industries Ltd. Warrants Exp. 06/11/2026	35,166	352
*	Oil States International Inc.	9,100	71
*	RPC Inc.	8,434	42
			434,911
Financials (17.4%)
	Community Bank System Inc.	466,068	35,258
	BankUnited Inc.	802,571	34,262
*	Trupanion Inc.	289,121	33,278
	Pacific Premier Bancorp Inc.	785,834	33,233
	First Hawaiian Inc.	1,163,134	32,963
	Assured Guaranty Ltd.	653,533	31,030
	Ameris Bancorp	598,961	30,325
	Simmons First National Corp. Class A	989,005	29,017
	ServisFirst Bancshares Inc.	404,262	27,482
	American Equity Investment Life Holding Co.	836,941	27,050
	Walker & Dunlop Inc.	252,494	26,355
	Investors Bancorp Inc.	1,793,968	25,582
	Old National Bancorp	1,441,612	25,387
	First Bancorp (XNYS)	2,028,502	24,180
	PennyMac Mortgage Investment Trust	1,138,050	23,967
	Columbia Banking System Inc.	609,648	23,508
	Cadence Bancorp Class A	1,097,948	22,925
	United Community Banks Inc.	712,859	22,819
	CVB Financial Corp.	1,103,274	22,716
	First Midwest Bancorp Inc.	1,141,862	22,643
*	Axos Financial Inc.	480,951	22,311
	Independent Bank Corp. (Massachusetts)	294,390	22,226
	Independent Bank Group Inc.	297,829	22,033
*	Green Dot Corp. Class A	462,530	21,670
	Hilltop Holdings Inc.	536,601	19,532
*	Mr Cooper Group Inc.	576,300	19,052
	Great Western Bancorp Inc.	578,003	18,953
	Piper Sandler Cos.	145,702	18,877
	Virtus Investment Partners Inc.	67,490	18,747
	WSFS Financial Corp.	401,325	18,698
	Veritex Holdings Inc.	518,868	18,373
	Renasant Corp.	451,602	18,064
	First Financial Bancorp	752,179	17,774
	Banner Corp.	325,349	17,637
	Flagstar Bancorp Inc.	415,749	17,574
		Shares	Market Value• ($000)
*	Triumph Bancorp Inc.	229,364	17,030
*	Genworth Financial Inc. Class A	4,362,392	17,013
*	NMI Holdings Inc. Class A	748,250	16,821
	Seacoast Banking Corp. of Florida	484,129	16,533
	Two Harbors Investment Corp.	2,167,800	16,389
	Apollo Commercial Real Estate Finance Inc.	1,010,346	16,115
*	PRA Group Inc.	405,284	15,591
	Berkshire Hills Bancorp Inc.	538,909	14,771
	Meta Financial Group Inc.	286,432	14,502
	NBT Bancorp Inc.	397,298	14,291
	Eagle Bancorp Inc.	253,032	14,190
	New York Mortgage Trust Inc.	3,148,506	14,074
	Westamerica Bancorp	242,346	14,063
	Northwest Bancshares Inc.	1,026,800	14,006
	Stewart Information Services Corp.	236,889	13,429
*	eHealth Inc.	227,526	13,288
	Park National Corp.	112,722	13,236
	Horace Mann Educators Corp.	353,248	13,219
	Provident Financial Services Inc.	571,609	13,084
*	Encore Capital Group Inc.	268,909	12,744
	Capitol Federal Financial Inc.	1,070,909	12,615
	Employers Holdings Inc.	288,542	12,350
	Hope Bancorp Inc.	844,238	11,971
	Southside Bancshares Inc.	311,077	11,892
	First Commonwealth Financial Corp.	837,002	11,777
	Brookline Bancorp Inc.	776,744	11,612
	James River Group Holdings Ltd.	303,940	11,404
	City Holding Co.	151,444	11,395
	Brightsphere Investment Group Inc.	483,235	11,322
	National Bank Holdings Corp. Class A	292,987	11,057
	Redwood Trust Inc.	902,418	10,892
	OFG Bancorp	489,877	10,836
*	Enova International Inc.	309,786	10,598
*	Palomar Holdings Inc.	138,217	10,430
	Safety Insurance Group Inc.	131,127	10,265
	HomeStreet Inc.	250,294	10,197
	B. Riley Financial Inc.	134,254	10,136
	ProAssurance Corp.	438,819	9,983
	Northfield Bancorp Inc.	607,598	9,965
	AMERISAFE Inc.	166,041	9,911
*	Bancorp Inc.	427,100	9,828
	S&T Bancorp Inc.	307,442	9,623

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Dime Community Bancshares Inc.	285,941	9,613
	FB Financial Corp.	255,844	9,548
	BancFirst Corp.	149,159	9,312
*	World Acceptance Corp.	58,058	9,303
	HCI Group Inc.	93,506	9,297
	Tompkins Financial Corp.	118,613	9,200
	Ready Capital Corp.	567,639	9,008
	Boston Private Financial Holdings Inc.	610,104	8,999
	First Bancorp (XNGS)	219,589	8,983
	Banc of California Inc.	493,661	8,659
	Invesco Mortgage Capital Inc.	2,192,618	8,551
*	Customers Bancorp Inc.	207,559	8,093
*	StoneX Group Inc.	132,203	8,021
	KKR Real Estate Finance Trust Inc.	355,665	7,693
*	Donnelley Financial Solutions Inc.	224,259	7,401
	TrustCo Bank Corp.	200,871	6,906
*	Blucora Inc.	380,133	6,580
*	SiriusPoint Ltd.	651,600	6,562
	Preferred Bank	103,259	6,533
	Central Pacific Financial Corp.	249,414	6,500
*	Selectquote Inc.	329,824	6,352
	Allegiance Bancshares Inc.	157,976	6,073
	Granite Point Mortgage Trust Inc.	393,348	5,802
	WisdomTree Investments Inc.	876,183	5,432
	Ellington Financial Inc.	279,943	5,361
	ARMOUR Residential REIT Inc.	430,539	4,917
*	Ambac Financial Group Inc.	308,908	4,837
	Capstead Mortgage Corp.	782,714	4,806
	United Fire Group Inc.	143,296	3,974
	Hanmi Financial Corp.	183,699	3,501
	Universal Insurance Holdings Inc.	202,702	2,814
*	EZCORP Inc. Class A	435,668	2,627
	Greenhill & Co. Inc.	93,717	1,458
	Heritage Financial Corp.	32,100	803
			1,603,468
Health Care (11.8%)
*	Omnicell Inc.	372,794	56,460
*	NeoGenomics Inc.	1,023,352	46,225
	Select Medical Holdings Corp.	1,024,999	43,316
*	AMN Healthcare Services Inc.	414,470	40,195
	Ensign Group Inc.	439,560	38,097
	CONMED Corp.	262,141	36,026
*	Glaukos Corp.	395,874	33,582
		Shares	Market Value• ($000)
*	Merit Medical Systems Inc.	464,644	30,044
*	Integer Holdings Corp.	289,699	27,290
	Owens & Minor Inc.	631,708	26,740
*	Allscripts Healthcare Solutions Inc.	1,296,938	24,006
*	Pacira BioSciences Inc.	386,300	23,441
*	Covetrus Inc.	861,990	23,274
*	MEDNAX Inc.	738,349	22,261
*	Prestige Consumer Healthcare Inc.	412,058	21,468
*	Vericel Corp.	394,958	20,735
*	Magellan Health Inc.	215,304	20,282
*	Corcept Therapeutics Inc.	914,377	20,116
*	Myriad Genetics Inc.	651,360	19,919
*	Heska Corp.	84,854	19,494
*	Xencor Inc.	532,809	18,377
*	ModivCare Inc.	104,115	17,707
*	Community Health Systems Inc.	1,053,138	16,260
*	Lantheus Holdings Inc.	572,440	15,822
*	Supernus Pharmaceuticals Inc.	497,793	15,327
*	Cardiovascular Systems Inc.	354,816	15,133
*	Avanos Medical Inc.	412,318	14,996
	Luminex Corp.	387,986	14,278
*	Fulgent Genetics Inc.	150,331	13,865
	US Physical Therapy Inc.	117,200	13,580
*	REGENXBIO Inc.	333,300	12,949
*	Cytokinetics Inc.	636,424	12,595
*	CorVel Corp.	91,060	12,229
*	RadNet Inc.	361,153	12,167
*	Addus HomeCare Corp.	129,335	11,283
	Mesa Laboratories Inc.	40,901	11,091
*	Tabula Rasa HealthCare Inc.	209,379	10,469
*	Vanda Pharmaceuticals Inc.	483,032	10,390
*	Inogen Inc.	158,279	10,315
*	Tivity Health Inc.	367,500	9,669
*	CryoLife Inc.	334,148	9,490
*	Pennant Group Inc.	221,480	9,059
	LeMaitre Vascular Inc.	147,782	9,018
*	Tactile Systems Technology Inc.	172,878	8,990
*	Varex Imaging Corp.	326,996	8,770
*	Joint Corp.	102,876	8,633
*	Endo International plc	1,810,639	8,474
*	Innoviva Inc.	628,018	8,422
*	AngioDynamics Inc.	307,677	8,347
*	Meridian Bioscience Inc.	369,069	8,186
*	NextGen Healthcare Inc.	472,439	7,838
*	Coherus Biosciences Inc.	550,411	7,612
*	Natus Medical Inc.	291,701	7,578
	Simulations Plus Inc.	135,110	7,419

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Enanta Pharmaceuticals Inc.	167,588	7,376
*	Cutera Inc.	148,725	7,292
*	Hanger Inc.	287,871	7,277
*	Apollo Medical Holdings Inc.	113,890	7,153
*	Surmodics Inc.	125,977	6,834
*	Collegium Pharmaceutical Inc.	281,080	6,645
*	Organogenesis Holdings Inc. Class A	394,600	6,558
*	Amphastar Pharmaceuticals Inc.	318,866	6,428
*	HealthStream Inc.	229,975	6,425
*	OraSure Technologies Inc.	601,864	6,103
*	Cross Country Healthcare Inc.	361,475	5,968
*	Anika Therapeutics Inc.	137,615	5,957
*	Orthofix Medical Inc.	143,840	5,769
	Phibro Animal Health Corp. Class A	198,007	5,718
	Computer Programs & Systems Inc.	162,558	5,402
*	Spectrum Pharmaceuticals Inc.	1,238,897	4,646
*	Eagle Pharmaceuticals Inc.	74,757	3,200
*	Zynex Inc.	199,756	3,102
*	Invacare Corp.	375,689	3,032
*	ANI Pharmaceuticals Inc.	61,638	2,160
*	Cara Therapeutics Inc.	59,198	845
*,1	Lantheus Holdings Inc. CVR	933,227	—
			1,093,199
Industrials (17.0%)
*	Saia Inc.	227,237	47,604
*	Chart Industries Inc.	305,020	44,630
	Exponent Inc.	467,094	41,669
	UFP Industries Inc.	546,461	40,624
	John Bean Technologies Corp.	282,196	40,247
*	Resideo Technologies Inc.	1,244,140	37,324
	Korn Ferry	502,400	36,449
	Watts Water Technologies Inc. Class A	229,778	33,527
	UniFirst Corp.	133,974	31,436
	Applied Industrial Technologies Inc.	338,332	30,808
	Aerojet Rocketdyne Holdings Inc.	627,245	30,290
	Hillenbrand Inc.	628,635	27,710
	ABM Industries Inc.	598,845	26,559
	Franklin Electric Co. Inc.	320,513	25,840
*	Allegiant Travel Co.	129,620	25,146
	SPX FLOW Inc.	383,916	25,047
	Arcosa Inc.	425,842	25,014
	Comfort Systems USA Inc.	316,247	24,917
		Shares	Market Value• ($000)
	Moog Inc. Class A	293,512	24,673
	Brady Corp. Class A	436,249	24,447
	Albany International Corp. Class A	269,471	24,053
*	SPX Corp.	388,151	23,708
	Matson Inc.	369,875	23,672
	Forward Air Corp.	253,798	22,778
*	Proto Labs Inc.	240,534	22,081
	Mueller Industries Inc.	508,084	22,005
	AAON Inc.	348,789	21,832
*	Gibraltar Industries Inc.	279,257	21,310
	Barnes Group Inc.	408,784	20,950
	Federal Signal Corp.	520,014	20,920
	ESCO Technologies Inc.	221,669	20,795
	ManTech International Corp. Class A	235,132	20,348
	Boise Cascade Co.	347,482	20,276
*	Hub Group Inc. Class A	301,715	19,907
*	Vicor Corp.	187,963	19,875
*	AeroVironment Inc.	197,784	19,808
*	GMS Inc.	407,405	19,612
*	SkyWest Inc.	442,971	19,079
	EnPro Industries Inc.	193,207	18,770
	Raven Industries Inc.	302,217	17,483
	Deluxe Corp.	346,599	16,557
*	Atlas Air Worldwide Holdings Inc.	231,459	15,765
	Granite Construction Inc.	370,800	15,399
	HNI Corp.	348,724	15,333
*	Meritor Inc.	643,122	15,062
	Greenbrier Cos. Inc.	345,364	15,051
	Lindsay Corp.	90,791	15,006
*	MYR Group Inc.	164,919	14,994
	Enerpac Tool Group Corp. Class A	524,983	13,975
	Encore Wire Corp.	181,296	13,740
*	Harsco Corp.	669,126	13,664
	Tennant Co.	165,064	13,180
	Alamo Group Inc.	85,527	13,058
	Pitney Bowes Inc.	1,469,870	12,891
*	PGT Innovations Inc.	534,169	12,409
*	American Woodmark Corp.	149,298	12,196
	AZZ Inc.	231,645	11,995
	Kaman Corp.	237,716	11,981
	ArcBest Corp.	204,298	11,888
	Astec Industries Inc.	185,002	11,644
*	CoreCivic Inc.	1,056,515	11,062
	Standex International Corp.	108,311	10,280
	Griffon Corp.	393,364	10,082
*	Hawaiian Holdings Inc.	403,691	9,838
*	Triumph Group Inc.	460,191	9,549
*	AAR Corp.	246,328	9,545
*	US Ecology Inc.	252,370	9,469
	Quanex Building Products Corp.	374,644	9,306
*	NOW Inc.	902,852	8,568

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Marten Transport Ltd.	507,905	8,375
*	Viad Corp.	167,286	8,339
*	Echo Global Logistics Inc.	268,559	8,255
*	TrueBlue Inc.	281,769	7,921
	Apogee Enterprises Inc.	193,700	7,889
*	Lydall Inc.	130,083	7,873
	Heidrick & Struggles International Inc.	170,675	7,604
	Matthews International Corp. Class A	210,458	7,568
	Wabash National Corp.	441,059	7,057
	Interface Inc. Class A	443,837	6,791
	Heartland Express Inc.	392,541	6,724
*	Kelly Services Inc. Class A	279,173	6,692
	Insteel Industries Inc.	195,383	6,282
*	Veritiv Corp.	97,485	5,988
*	Forrester Research Inc.	112,916	5,172
*	CIRCOR International Inc.	156,796	5,112
	Resources Connection Inc.	328,047	4,711
	National Presto Industries Inc.	45,493	4,624
*	DXP Enterprises Inc.	104,251	3,472
	Park Aerospace Corp.	232,914	3,470
*	Titan International Inc.	387,949	3,290
	Powell Industries Inc.	99,676	3,085
*	Team Inc.	241,300	1,617
*	Matrix Service Co.	76,151	800
			1,565,421
Information Technology (13.7%)
*	MicroStrategy Inc. Class A	67,537	44,878
	Power Integrations Inc.	526,714	43,222
*	3D Systems Corp.	1,075,737	42,997
*	Itron Inc.	380,274	38,020
	Advanced Energy Industries Inc.	333,568	37,596
*	Viavi Solutions Inc.	2,056,497	36,318
*	LivePerson Inc.	548,731	34,702
	Kulicke & Soffa Industries Inc.	548,716	33,581
*	Alarm.com Holdings Inc.	394,650	33,427
*	Rogers Corp.	165,650	33,263
*	Onto Innovation Inc.	443,649	32,404
*	ExlService Holdings Inc.	300,384	31,919
*	SPS Commerce Inc.	312,495	31,203
*	Fabrinet	321,099	30,784
*	Insight Enterprises Inc.	305,345	30,538
*	Vonage Holdings Corp.	2,036,118	29,340
*	Diodes Inc.	357,677	28,532
*	8x8 Inc.	923,848	25,646
*	FormFactor Inc.	684,881	24,971
*	MaxLinear Inc. Class A	587,696	24,971
*	Plexus Corp.	262,163	23,964
	Badger Meter Inc.	244,152	23,956
*	Perficient Inc.	292,323	23,509
	EVERTEC Inc.	521,667	22,771
		Shares	Market Value• ($000)
*	Rambus Inc.	950,097	22,527
*	Sanmina Corp.	562,332	21,908
	Xperi Holding Corp.	970,249	21,578
*	Ultra Clean Holdings Inc.	384,790	20,671
	InterDigital Inc.	262,591	19,177
	Progress Software Corp.	395,285	18,282
*	Sykes Enterprises Inc.	334,954	17,987
	Methode Electronics Inc.	334,396	16,456
	TTEC Holdings Inc.	155,212	16,001
*	Knowles Corp.	807,441	15,939
*	OSI Systems Inc.	153,442	15,596
*	Cohu Inc.	399,088	14,682
*	Unisys Corp.	540,911	13,690
	CSG Systems International Inc.	281,528	13,282
*	Plantronics Inc.	317,365	13,244
*	TTM Technologies Inc.	920,881	13,169
*	Extreme Networks Inc.	1,162,220	12,970
*	Ichor Holdings Ltd.	235,456	12,668
*	Bottomline Technologies DE Inc.	337,038	12,497
*	Axcelis Technologies Inc.	308,032	12,451
*	FARO Technologies Inc.	159,815	12,429
*	Agilysys Inc.	202,050	11,491
	CTS Corp.	303,272	11,270
	Benchmark Electronics Inc.	385,523	10,972
*	ePlus Inc.	115,386	10,003
*	Diebold Nixdorf Inc.	751,060	9,644
*	Veeco Instruments Inc.	399,016	9,592
*	NETGEAR Inc.	242,600	9,296
*	CEVA Inc.	188,496	8,916
*	Photronics Inc.	648,709	8,569
	ADTRAN Inc.	381,571	7,879
*	OneSpan Inc.	289,741	7,400
*	Digi International Inc.	361,321	7,266
	Ebix Inc.	200,887	6,810
*	Harmonic Inc.	797,584	6,795
*	ScanSource Inc.	219,816	6,183
*	SMART Global Holdings Inc.	127,947	6,100
	Comtech Telecommunications Corp.	224,130	5,415
*	PDF Solutions Inc.	263,370	4,788
*	Arlo Technologies Inc.	692,018	4,685
*	CalAmp Corp.	362,784	4,615
	PC Connection Inc.	89,932	4,161
*	DSP Group Inc.	231,046	3,419
	Bel Fuse Inc. Class B	105,953	1,526
*	Daktronics Inc.	189,254	1,247
*	Applied Optoelectronics Inc.	117,918	999
*,2	BM Technologies Inc. (Acquired 12/17/20, Cost $456)	31,756	356
			1,269,113

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
Materials (5.1%)
	Balchem Corp.	270,640	35,524
*	Arconic Corp.	828,752	29,520
	HB Fuller Co.	439,608	27,963
	Quaker Chemical Corp.	111,900	26,542
*	Livent Corp.	1,328,878	25,727
*	Domtar Corp.	459,952	25,279
	Trinseo SA	376,211	22,512
*	O-I Glass Inc.	1,332,900	21,766
*	Allegheny Technologies Inc.	1,025,841	21,389
	Stepan Co.	173,466	20,863
	Innospec Inc.	211,790	19,190
	Kaiser Aluminum Corp.	143,350	17,702
*	Ferro Corp.	725,268	15,644
	Carpenter Technology Corp.	377,779	15,194
	Materion Corp.	178,538	13,453
	Schweitzer-Mauduit International Inc.	271,229	10,952
*	Kraton Corp.	312,672	10,096
*	GCP Applied Technologies Inc.	416,318	9,684
*	US Concrete Inc.	125,553	9,266
*	TimkenSteel Corp.	577,614	8,173
*	Century Aluminum Co.	621,577	8,012
	Warrior Met Coal Inc.	449,413	7,730
*	AdvanSix Inc.	251,748	7,517
*	Koppers Holdings Inc.	214,113	6,927
	Hawkins Inc.	200,222	6,557
	Neenah Inc.	120,432	6,042
	Myers Industries Inc.	282,940	5,942
	Glatfelter Corp.	342,003	4,778
	American Vanguard Corp.	268,629	4,704
	Mercer International Inc.	367,863	4,690
*	Clearwater Paper Corp.	155,957	4,518
	SunCoke Energy Inc.	537,255	3,836
	Tredegar Corp.	258,645	3,562
	Olympic Steel Inc.	119,973	3,526
*	Rayonier Advanced Materials Inc.	476,097	3,185
	FutureFuel Corp.	271,152	2,603
	Haynes International Inc.	33,057	1,170
			471,738
Real Estate (7.6%)
	Innovative Industrial Properties Inc.	209,200	39,961
	Agree Realty Corp.	551,218	38,855
	Lexington Realty Trust	2,382,743	28,474
	Essential Properties Realty Trust Inc.	987,207	26,694
	Retail Properties of America Inc. Class A	1,979,273	22,663
	Uniti Group Inc.	2,082,911	22,058
	SITE Centers Corp.	1,382,786	20,825
*	Realogy Holdings Corp.	1,134,214	20,665
		Shares	Market Value• ($000)
	CareTrust REIT Inc.	852,382	19,801
	Retail Opportunity Investments Corp.	1,107,701	19,562
	Brandywine Realty Trust	1,393,659	19,107
	Four Corners Property Trust Inc.	667,848	18,439
*	Xenia Hotels & Resorts Inc.	970,119	18,170
*	DiamondRock Hospitality Co.	1,779,303	17,259
	Kite Realty Group Trust	783,951	17,255
	Service Properties Trust	1,335,155	16,823
	Tanger Factory Outlet Centers Inc.	887,477	16,729
	Washington REIT	725,062	16,677
	American Assets Trust Inc.	433,773	16,175
	Acadia Realty Trust	714,082	15,681
	Industrial Logistics Properties Trust	577,340	15,092
	Global Net Lease Inc.	815,501	15,087
	Independence Realty Trust Inc.	813,652	14,833
	Easterly Government Properties Inc.	696,887	14,690
	iStar Inc.	674,100	13,974
	LTC Properties Inc.	353,609	13,575
	Office Properties Income Trust	455,148	13,340
	Mack-Cali Realty Corp.	767,375	13,161
	St. Joe Co.	272,000	12,134
	NexPoint Residential Trust Inc.	202,383	11,127
	Safehold Inc.	133,373	10,470
	Alexander & Baldwin Inc.	557,703	10,217
	Getty Realty Corp.	323,248	10,069
*	Summit Hotel Properties Inc.	1,052,483	9,820
	Community Healthcare Trust Inc.	201,139	9,546
	Centerspace	118,400	9,342
	RPT Realty	648,834	8,422
*	Marcus & Millichap Inc.	209,490	8,143
*	Hersha Hospitality Trust Class A	729,717	7,852
	GEO Group Inc.	1,084,988	7,725
	Universal Health Realty Income Trust	118,381	7,286
*	Chatham Lodging Trust	538,407	6,929
	Armada Hoffler Properties Inc.	497,395	6,610
	RE/MAX Holdings Inc. Class A	158,378	5,279
	Urstadt Biddle Properties Inc. Class A	235,348	4,561
	Franklin Street Properties Corp.	821,263	4,320
	Saul Centers Inc.	94,419	4,291

Tax-Managed Small-Cap Fund
	Shares	Market Value• ($000)
Whitestone REIT	285,656	2,357
Diversified Healthcare Trust	366,606	1,533
		703,658
Utilities (1.6%)
American States Water Co.	351,321	27,951
Avista Corp.	634,307	27,066
California Water Service Group	461,213	25,616
South Jersey Industries Inc.	898,218	23,291
Chesapeake Utilities Corp.	143,571	17,276
Northwest Natural Holding Co.	306,570	16,101
Unitil Corp.	116,675	6,180
		143,481
Total Common Stocks (Cost $4,850,888)		9,210,807
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3] Vanguard Market Liquidity Fund, 0.056% (Cost $23,359)	233,591	23,359
Total Investments (100.0%) (Cost $4,874,247)		9,234,166
Other Assets and Liabilities—Net (0.0%)		4,415
Net Assets (100%)		9,238,581
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Restricted securities totaling $356,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	261	30,117	(279)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,850,888)	9,210,807
Affiliated Issuers (Cost $23,359)	23,359
Total Investments in Securities	9,234,166
Investment in Vanguard	321
Cash	4,217
Cash Collateral Pledged—Futures Contracts	1,575
Receivables for Accrued Income	8,070
Receivables for Capital Shares Issued	1,918
Variation Margin Receivable—Futures Contracts	36
Total Assets	9,250,303
Liabilities
Payables for Investment Securities Purchased	8,402
Payables for Capital Shares Redeemed	2,990
Payables to Vanguard	330
Total Liabilities	11,722
Net Assets	9,238,581
At June 30, 2021, net assets consisted of:

Paid-in Capital	5,514,351
Total Distributable Earnings (Loss)	3,724,230
Net Assets	9,238,581

Admiral Shares—Net Assets
Applicable to 92,275,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,431,582
Net Asset Value Per Share—Admiral Shares	$91.37

Institutional Shares—Net Assets
Applicable to 8,811,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	806,999
Net Asset Value Per Share—Institutional Shares	$91.58
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	43,892
Interest[1]	13
Total Income	43,905
Expenses
The Vanguard Group—Note B
Investment Advisory Services	657
Management and Administrative—Admiral Shares	2,810
Management and Administrative—Institutional Shares	160
Marketing and Distribution—Admiral Shares	106
Marketing and Distribution—Institutional Shares	6
Custodian Fees	9
Shareholders’ Reports—Admiral Shares	33
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	3,783
Net Investment Income	40,122
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	318,640
Futures Contracts	7,084
Realized Net Gain (Loss)	325,724
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,372,246
Futures Contracts	(1,002)
Change in Unrealized Appreciation (Depreciation)	1,371,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,737,090
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $204,266,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,122	83,232
Realized Net Gain (Loss)	325,724	(216,457)
Change in Unrealized Appreciation (Depreciation)	1,371,244	763,586
Net Increase (Decrease) in Net Assets Resulting from Operations	1,737,090	630,361
Distributions
Admiral Shares	(37,575)	(73,881)
Institutional Shares	(3,666)	(7,189)
Total Distributions	(41,241)	(81,070)
Capital Share Transactions
Admiral Shares	194,733	(307,848)
Institutional Shares	13,217	(5,978)
Net Increase (Decrease) from Capital Share Transactions	207,950	(313,826)
Total Increase (Decrease)	1,903,799	235,465
Net Assets
Beginning of Period	7,334,782	7,099,317
End of Period	9,238,581	7,334,782
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$74.30	$67.84	$55.70	$61.63	$55.16	$44.37
Investment Operations
Net Investment Income	.400[1]	.819[1]	.772[1]	.737[1]	.666[1]	.558
Net Realized and Unrealized Gain (Loss) on Investments	17.079	6.451	12.146	(5.965)	6.486	10.788
Total from Investment Operations	17.479	7.270	12.918	(5.228)	7.152	11.346
Distributions
Dividends from Net Investment Income	(.409)	(.810)	(.778)	(.702)	(.664)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	(.018)	—
Total Distributions	(.409)	(.810)	(.778)	(.702)	(.682)	(.556)
Net Asset Value, End of Period	$91.37	$74.30	$67.84	$55.70	$61.63	$55.16
Total Return[2]	23.55%	11.05%	23.28%	-8.62%	13.05%	25.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,432	$6,689	$6,506	$5,304	$5,428	$4,671
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.93%	1.39%	1.23%	1.13%	1.17%	1.19%
Portfolio Turnover Rate[3]	5%	31%	53%	29%	37%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$74.47	$67.99	$55.83	$61.77	$55.29	$44.47
Investment Operations
Net Investment Income	.413[1]	.844[1]	.794[1]	.755[1]	.693[1]	.572
Net Realized and Unrealized Gain (Loss) on Investments	17.120	6.466	12.164	(5.972)	6.488	10.818
Total from Investment Operations	17.533	7.310	12.958	(5.217)	7.181	11.390
Distributions
Dividends from Net Investment Income	(.423)	(.830)	(.798)	(.723)	(.683)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	(.018)	—
Total Distributions	(.423)	(.830)	(.798)	(.723)	(.701)	(.570)
Net Asset Value, End of Period	$91.58	$74.47	$67.99	$55.83	$61.77	$55.29
Total Return	23.57%	11.10%	23.30%	-8.59%	13.08%	25.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$807	$646	$593	$473	$492	$379
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.96%	1.42%	1.26%	1.16%	1.20%	1.22%
Portfolio Turnover Rate[2]	5%	31%	53%	29%	37%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Small-Cap Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Tax-Managed Small-Cap Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $321,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,210,451	356	—	9,210,807
Temporary Cash Investments	23,359	—	—	23,359
Total	9,233,810	356	—	9,234,166

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	279	—	—	279
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Tax-Managed Small-Cap Fund
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,885,541
Gross Unrealized Appreciation	4,432,848
Gross Unrealized Depreciation	(84,502)
Net Unrealized Appreciation (Depreciation)	4,348,346
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $949,130,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $939,731,000 of investment securities and sold $715,398,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $295,686,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	840,907	9,808	1,131,338	20,286
Issued in Lieu of Cash Distributions	26,391	302	52,404	905
Redeemed	(672,565)	(7,856)	(1,491,590)	(27,073)
Net Increase (Decrease)—Admiral Shares	194,733	2,254	(307,848)	(5,882)
Institutional Shares
Issued	38,982	430	66,229	1,208
Issued in Lieu of Cash Distributions	2,134	25	4,490	77
Redeemed	(27,899)	(314)	(76,697)	(1,343)
Net Increase (Decrease)—Institutional Shares	13,217	141	(5,978)	(58)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Managed Balanced Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board of trustees of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund has also renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1032 082021

Semiannual Report   |   June 30, 2021
Vanguard Developed Markets Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	26
Liquidity Risk Management	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,099.00	$0.83
FTSE Developed Markets ETF Shares	1,000.00	1,099.30	0.26
Admiral™ Shares	1,000.00	1,099.10	0.36
Institutional Shares	1,000.00	1,099.10	0.26
Institutional Plus Shares	1,000.00	1,099.60	0.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$0.80
FTSE Developed Markets ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Developed Markets Index Fund
Fund Allocation
As of June 30, 2021
Japan	20.9%
United Kingdom	12.8
Canada	9.3
France	8.4
Germany	7.5
Switzerland	7.5
Australia	6.5
South Korea	5.6
Netherlands	3.5
Sweden	3.4
Hong Kong	2.8
Italy	2.2
Denmark	2.0
Spain	2.0
Finland	1.2
Singapore	1.0
Other	3.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Developed Markets Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	11,805,862	884,054	0.6%
	BHP Group Ltd.	19,598,560	713,002	0.5%
	CSL Ltd.	3,022,494	646,416	0.4%
	Westpac Banking Corp.	24,405,370	472,288	0.3%
†	Australia—Other*,1,2,3		7,377,469	4.6%
			10,093,229	6.4%
†Austria*,1,2			420,533	0.3%
†Belgium*,1			1,439,948	0.9%
Canada
	Shopify Inc. Class A*	742,919	1,086,492	0.7%
	Royal Bank of Canada	9,474,125	959,870	0.6%
	Toronto-Dominion Bank	12,089,523	847,222	0.6%
	Enbridge Inc.	13,369,676	535,283	0.4%
	Bank of Nova Scotia	8,064,095	524,465	0.3%
	Brookfield Asset Management Inc. Class A	8,898,853	453,988	0.3%
†	Canada—Other*,1,2		9,994,609	6.2%
			14,401,929	9.1%
Denmark
	Novo Nordisk A/S Class B	10,746,759	899,597	0.6%
†	Denmark—Other*,1,2		2,257,028	1.4%
			3,156,625	2.0%
†Finland*,1,2			1,835,217	1.2%
4

Developed Markets Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
France
	LVMH Moet Hennessy Louis Vuitton SE	1,658,135	1,304,384	0.8%
	Sanofi	7,227,817	759,373	0.5%
	TOTAL SE	16,132,346	730,824	0.5%
	Schneider Electric SE	3,517,369	554,494	0.4%
	Airbus SE*	3,698,413	476,551	0.3%
	BNP Paribas SA	7,197,646	451,722	0.3%
†	France—Other*,1,2,3		8,766,198	5.5%
			13,043,546	8.3%
Germany
	SAP SE	7,372,696	1,035,567	0.7%
	Siemens AG (Registered)	4,998,655	793,680	0.5%
	Allianz SE (Registered)	2,730,655	681,454	0.4%
	Daimler AG (Registered)	5,588,841	499,411	0.3%
	BASF SE	6,084,318	480,295	0.3%
	adidas AG	1,273,131	475,079	0.3%
	Deutsche Telekom AG (Registered)	21,459,672	453,872	0.3%
†	Germany—Other*,1,2		7,291,648	4.6%
			11,711,006	7.4%
Hong Kong
	AIA Group Ltd.	80,501,277	998,665	0.7%
	Hong Kong Exchanges & Clearing Ltd.	8,434,478	502,103	0.3%
†	Hong Kong—Other*,1,2,3		2,889,330	1.8%
			4,390,098	2.8%
†Ireland*,3			364,593	0.2%
†Israel*			794,282	0.5%
Italy
	Enel SPA	51,664,623	480,113	0.3%
†	Italy—Other*,1,2		2,933,026	1.9%
			3,413,139	2.2%
Japan
	Toyota Motor Corp.	16,368,870	1,430,870	0.9%
	Sony Group Corp.	8,235,784	798,601	0.5%
	SoftBank Group Corp.	9,025,166	629,432	0.4%
	Keyence Corp.	1,197,374	603,026	0.4%
	Mitsubishi UFJ Financial Group Inc.	82,438,126	444,033	0.3%
	Chugai Pharmaceutical Co. Ltd.	4,323,809	171,381	0.1%
†	Japan—Other*,1		28,400,797	18.0%
			32,478,140	20.6%
Netherlands
	ASML Holding NV	2,631,535	1,816,599	1.2%
	Adyen NV*,2	192,065	471,007	0.3%
†	Netherlands—Other*,2		3,123,593	1.9%
			5,411,199	3.4%
†New Zealand*,1			506,819	0.3%
†Norway*,2			1,141,354	0.7%
†Poland*,1,2			464,655	0.3%
†Portugal*,1			247,622	0.2%
5

Developed Markets Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Singapore*,1,3			1,567,339	1.0%
South Korea
	Samsung Electronics Co. Ltd.	30,439,939	2,179,078	1.4%
	Samsung Electronics Co. Ltd. Preference Shares	4,637,536	303,527	0.2%
	Samsung Electronics Co. Ltd. GDR (Registered)	61,848	110,316	0.1%
†	South Korea—Other*,1,2,3		6,153,623	3.8%
			8,746,544	5.5%
Spain
	Iberdrola SA (XMAD)	38,264,476	466,622	0.3%
†	Spain—Other*,1,2		2,675,717	1.7%
			3,142,339	2.0%
†Sweden*,1,2			5,280,505	3.4%
Switzerland
	Nestle SA (Registered)	18,734,771	2,335,235	1.5%
	Roche Holding AG	4,568,863	1,721,722	1.1%
	Novartis AG (Registered)	14,088,798	1,285,273	0.8%
	Roche Holding AG (Bearer)	214,305	87,158	0.1%
†	Switzerland—Other*,1,2,3		6,262,362	3.9%
			11,691,750	7.4%
United Kingdom
	AstraZeneca plc	8,733,220	1,049,246	0.7%
	HSBC Holdings plc	135,883,470	784,253	0.5%
	Diageo plc	15,271,493	731,940	0.5%
	GlaxoSmithKline plc	32,869,489	646,184	0.4%
	Rio Tinto plc	7,225,614	596,746	0.4%
	BP plc	132,353,864	580,424	0.4%
	British American Tobacco plc	14,822,525	575,493	0.4%
	Unilever plc (XAMS)	9,376,176	549,528	0.4%
	Royal Dutch Shell plc Class A	27,240,695	546,118	0.4%
	Royal Dutch Shell plc Class B	24,707,262	479,637	0.3%
	Unilever plc (XLON)	7,974,588	465,984	0.3%
†	United Kingdom—Other*,1,2,3		12,966,500	8.0%
			19,972,053	12.7%
Total Common Stocks (Cost $116,892,147)			155,714,464	98.8%
6

Developed Markets Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund (Cost $2,466,752)[4,5]	0.056%	24,673,184	2,467,319	1.6%
Total Investments (Cost $119,358,899)			158,181,783	100.4%
Other Assets and Liabilities—Net			(580,992)	(0.4%)
Net Assets			157,600,791	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,221,596,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $3,771,910,000, representing 2.4% of net assets.
3	Certain securities are valued using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,313,786,000 was received for securities on loan.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	18	3,860	46
Euro Stoxx 50 Index	September 2021	13,494	648,901	(10,674)
FTSE 100 Index	September 2021	2,601	251,156	(3,519)
S&P ASX 200 Index	September 2021	1,795	243,083	(2,198)
S&P TSX 60 Index	September 2021	1,195	231,885	1,513
Topix Index	September 2021	2,618	457,876	(4,270)
				(19,102)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	9/15/21	AUD	323,666	USD	250,509	—	(7,696)
UBS AG	9/15/21	AUD	62,834	USD	48,435	—	(1,297)
Royal Bank of Canada	9/15/21	AUD	9,299	USD	7,204	—	(229)
Toronto-Dominion Bank	9/15/21	CAD	300,024	USD	246,723	—	(4,698)
7

Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	9/15/21	CAD	49,930	USD	41,055	—	(778)
Royal Bank of Canada	9/15/21	CAD	8,345	USD	6,908	—	(177)
Morgan Stanley Capital Services Inc.	9/15/21	EUR	619,610	USD	752,991	—	(17,124)
Citibank, N.A.	9/15/21	EUR	82,592	USD	100,187	—	(2,098)
UBS AG	9/15/21	EUR	16,548	USD	20,176	—	(523)
Citibank, N.A.	9/15/21	GBP	155,386	USD	220,043	—	(5,061)
Royal Bank of Canada	9/15/21	GBP	5,372	USD	7,611	—	(178)
Bank of America, N.A.	9/15/21	JPY	47,369,283	USD	432,306	—	(5,642)
Morgan Stanley Capital Services Inc.	9/15/21	JPY	7,401,581	USD	66,913	—	(246)
Citibank, N.A.	9/15/21	JPY	1,855,877	USD	16,791	—	(75)
UBS AG	9/15/21	JPY	1,484,280	USD	13,565	—	(196)
BNP Paribas	9/15/21	SGD	1,000	USD	755	—	(11)
Deutsche Bank AG	9/15/21	USD	63,622	AUD	84,822	—	(11)
Royal Bank of Canada	9/15/21	USD	37,289	AUD	49,622	63	—
Deutsche Bank AG	9/15/21	USD	33,964	CAD	42,070	27	—
Toronto-Dominion Bank	9/15/21	USD	28,944	CAD	35,992	—	(90)
UBS AG	9/15/21	USD	9,388	CAD	11,681	—	(34)
UBS AG	9/15/21	USD	194,349	CHF	174,216	5,674	—
Toronto-Dominion Bank	9/15/21	USD	13,316	DKK	81,202	349	—
State Street Bank & Trust Co.	9/15/21	USD	204,013	EUR	171,523	307	—
Toronto-Dominion Bank	9/15/21	USD	50,826	EUR	42,620	209	—
Morgan Stanley Capital Services Inc.	9/15/21	USD	15,213	EUR	12,728	97	—
Morgan Stanley Capital Services Inc.	9/15/21	USD	2,714	GBP	1,947	20	—
JPMorgan Chase Bank, N.A.	9/15/21	USD	74,806	JPY	8,233,500	645	—
Citibank, N.A.	9/15/21	USD	48,356	JPY	5,348,492	181	—
Toronto-Dominion Bank	9/15/21	USD	1,250	SEK	10,330	42	—
						7,614	(46,164)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $2,992,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Developed Markets Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $116,892,147)	155,714,464
Affiliated Issuers (Cost $2,466,752)	2,467,319
Total Investments in Securities	158,181,783
Investment in Vanguard	5,517
Cash Collateral Pledged—Futures Contracts	118,739
Cash Collateral Pledged—Forward Currency Contracts	37,491
Foreign Currency, at Value (Cost $123,062)	122,868
Receivables for Investment Securities Sold	209,998
Receivables for Accrued Income	505,402
Receivables for Capital Shares Issued	65,069
Unrealized Appreciation—Forward Currency Contracts	7,614
Total Assets	159,254,481
Liabilities
Due to Custodian	168,036
Payables for Investment Securities Purchased	87,625
Collateral for Securities on Loan	1,313,786
Payables for Capital Shares Redeemed	25,577
Payables to Vanguard	3,395
Variation Margin Payable—Futures Contracts	9,107
Unrealized Depreciation—Forward Currency Contracts	46,164
Total Liabilities	1,653,690
Net Assets	157,600,791
9

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	122,245,863
Total Distributable Earnings (Loss)	35,354,928
Net Assets	157,600,791

Investor Shares—Net Assets
Applicable to 4,016,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,400
Net Asset Value Per Share—Investor Shares	$12.80

ETF Shares—Net Assets
Applicable to 1,965,633,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	101,047,719
Net Asset Value Per Share—ETF Shares	$51.41

Admiral Shares—Net Assets
Applicable to 1,445,388,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,887,834
Net Asset Value Per Share—Admiral Shares	$16.53

Institutional Shares—Net Assets
Applicable to 921,891,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,256,799
Net Asset Value Per Share—Institutional Shares	$16.55

Institutional Plus Shares—Net Assets
Applicable to 671,001,931 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,357,039
Net Asset Value Per Share—Institutional Plus Shares	$25.87

See accompanying Notes, which are an integral part of the Financial Statements.
10

Developed Markets Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	2,317,304
Interest[2]	460
Securities Lending—Net	18,299
Total Income	2,336,063
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,026
Management and Administrative—Investor Shares	37
Management and Administrative—ETF Shares	18,501
Management and Administrative—Admiral Shares	6,756
Management and Administrative—Institutional Shares	3,013
Management and Administrative—Institutional Plus Shares	2,674
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	980
Marketing and Distribution—Admiral Shares	391
Marketing and Distribution—Institutional Shares	195
Marketing and Distribution—Institutional Plus Shares	101
Custodian Fees	2,305
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,444
Shareholders’ Reports—Admiral Shares	105
Shareholders’ Reports—Institutional Shares	30
Shareholders’ Reports—Institutional Plus Shares	30
Trustees’ Fees and Expenses	19
Total Expenses	38,609
Net Investment Income	2,297,454
Realized Net Gain (Loss)
Investment Securities Sold[2]	(286,345)
Futures Contracts	243,224
Forward Currency Contracts	38,949
Foreign Currencies	(6,349)
Realized Net Gain (Loss)	(10,521)
11

Developed Markets Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	11,766,998
Futures Contracts	(29,557)
Forward Currency Contracts	(77,645)
Foreign Currencies	(15,964)
Change in Unrealized Appreciation (Depreciation)	11,643,832
Net Increase (Decrease) in Net Assets Resulting from Operations	13,930,765
1	Dividends are net of foreign withholding taxes of $239,520,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $428,000, $23,000, and ($24,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Developed Markets Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,297,454	2,849,838
Realized Net Gain (Loss)	(10,521)	217,803
Change in Unrealized Appreciation (Depreciation)	11,643,832	9,327,582
Net Increase (Decrease) in Net Assets Resulting from Operations	13,930,765	12,395,223
Distributions
Investor Shares	(626)	(1,037)
ETF Shares	(1,248,211)	(1,769,743)
Admiral Shares	(292,720)	(431,441)
Institutional Shares	(188,755)	(284,063)
Institutional Plus Shares	(215,253)	(317,398)
Total Distributions	(1,945,565)	(2,803,682)
Capital Share Transactions
Investor Shares	(1,908)	(13,254)
ETF Shares	5,856,327	3,023,570
Admiral Shares	849,601	(355,665)
Institutional Shares	28,566	474,063
Institutional Plus Shares	497,496	470,744
Net Increase (Decrease) from Capital Share Transactions	7,230,082	3,599,458
Total Increase (Decrease)	19,215,282	13,190,999
Net Assets
Beginning of Period	138,385,509	125,194,510
End of Period	157,600,791	138,385,509

See accompanying Notes, which are an integral part of the Financial Statements.
13

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.79	$10.95	$9.26	$11.16	$9.09	$9.15
Investment Operations
Net Investment Income	.184[1]	.235[1]	.361[1]	.312[1]	.284[1]	.262
Net Realized and Unrealized Gain (Loss) on Investments	.980	.834	1.651	(1.914)	2.086	(.054)
Total from Investment Operations	1.164	1.069	2.012	(1.602)	2.370	.208
Distributions
Dividends from Net Investment Income	(.154)	(.229)	(.322)	(.298)	(.300)	(.268)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.154)	(.229)	(.322)	(.298)	(.300)	(.268)
Net Asset Value, End of Period	$12.80	$11.79	$10.95	$9.26	$11.16	$9.09
Total Return[2]	9.90%	10.11%	21.96%	-14.56%	26.31%	2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$49	$59	$731	$950	$875
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.34%	3.56%	2.89%	2.71%	3.00%
Portfolio Turnover Rate[3]	2%	3%	2%	3%	3%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$47.36	$43.98	$37.20	$44.83	$36.51	$36.75
Investment Operations
Net Investment Income	.771[1]	.982[1]	1.289[1]	1.291[1]	1.166[1]	1.090
Net Realized and Unrealized Gain (Loss) on Investments	3.924	3.363	6.831	(7.677)	8.397	(.216)
Total from Investment Operations	4.695	4.345	8.120	(6.386)	9.563	.874
Distributions
Dividends from Net Investment Income	(.645)	(.965)	(1.340)	(1.244)	(1.243)	(1.114)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.645)	(.965)	(1.340)	(1.244)	(1.243)	(1.114)
Net Asset Value, End of Period	$51.41	$47.36	$43.98	$37.20	$44.83	$36.51
Total Return	9.93%	10.29%	22.08%	-14.47%	26.44%	2.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$101,048	$87,578	$78,752	$65,139	$68,406	$40,243
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.43%	3.13%	3.00%	2.81%	3.10%
Portfolio Turnover Rate[2]	2%	3%	2%	3%	3%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.23	$14.14	$11.96	$14.41	$11.74	$11.82
Investment Operations
Net Investment Income	.246[1]	.313[1]	.410[1]	.412[1]	.375[1]	.350
Net Realized and Unrealized Gain (Loss) on Investments	1.260	1.085	2.198	(2.464)	2.695	(.071)
Total from Investment Operations	1.506	1.398	2.608	(2.052)	3.070	.279
Distributions
Dividends from Net Investment Income	(.206)	(.308)	(.428)	(.398)	(.400)	(.359)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.206)	(.308)	(.428)	(.398)	(.400)	(.359)
Net Asset Value, End of Period	$16.53	$15.23	$14.14	$11.96	$14.41	$11.74
Total Return[2]	9.91%	10.26%	22.05%	-14.46%	26.40%	2.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,888	$21,207	$20,143	$15,209	$15,180	$9,702
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.41%	3.10%	2.98%	2.81%	3.10%
Portfolio Turnover Rate[3]	2%	3%	2%	3%	3%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.25	$14.16	$11.97	$14.43	$11.75	$11.83
Investment Operations
Net Investment Income	.247[1]	.315[1]	.417[1]	.416[1]	.379[1]	.352
Net Realized and Unrealized Gain (Loss) on Investments	1.261	1.086	2.205	(2.475)	2.701	(.072)
Total from Investment Operations	1.508	1.401	2.622	(2.059)	3.080	.280
Distributions
Dividends from Net Investment Income	(.208)	(.311)	(.432)	(.401)	(.400)	(.360)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.208)	(.311)	(.432)	(.401)	(.400)	(.360)
Net Asset Value, End of Period	$16.55	$15.25	$14.16	$11.97	$14.43	$11.75
Total Return	9.91%	10.27%	22.14%	-14.49%	26.46%	2.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,257	$14,020	$12,449	$10,361	$11,998	$9,092
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.42%	3.15%	3.00%	2.82%	3.11%
Portfolio Turnover Rate[2]	2%	3%	2%	3%	3%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.83	$22.13	$18.72	$22.56	$18.37	$18.49
Investment Operations
Net Investment Income	.387[1]	.495[1]	.647[1]	.643[1]	.597[1]	.552
Net Realized and Unrealized Gain (Loss) on Investments	1.979	1.693	3.439	(3.855)	4.223	(.107)
Total from Investment Operations	2.366	2.188	4.086	(3.212)	4.820	.445
Distributions
Dividends from Net Investment Income	(.326)	(.488)	(.676)	(.628)	(.630)	(.565)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.326)	(.488)	(.676)	(.628)	(.630)	(.565)
Net Asset Value, End of Period	$25.87	$23.83	$22.13	$18.72	$22.56	$18.37
Total Return	9.96%	10.27%	22.07%	-14.45%	26.49%	2.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,357	$15,531	$13,790	$9,265	$10,102	$7,444
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.43%	3.12%	3.01%	2.83%	3.12%
Portfolio Turnover Rate[2]	2%	3%	2%	3%	3%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of
19

Developed Markets Index Fund
stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
20

Developed Markets Index Fund
During the six months ended June 30, 2021, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
21

Developed Markets Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
22

Developed Markets Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $5,517,000, representing less than 0.01% of the fund’s net assets and 2.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,393,540	141,285,193	35,731	155,714,464
Temporary Cash Investments	2,467,319	—	—	2,467,319
Total	16,860,859	141,285,193	35,731	158,181,783
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,559	—	—	1,559
Forward Currency Contracts	—	7,614	—	7,614
Total	1,559	7,614	—	9,173
Liabilities
Futures Contracts[1]	20,661	—	—	20,661
Forward Currency Contracts	—	46,164	—	46,164
Total	20,661	46,164	—	66,825
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
23

Developed Markets Index Fund
D.	At June 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,559	—	1,559
Unrealized Appreciation—Forward Currency Contracts	—	7,614	7,614
Total Assets	1,559	7,614	9,173

Unrealized Depreciation—Futures Contracts[1]	20,661	—	20,661
Unrealized Depreciation—Forward Currency Contracts	—	46,164	46,164
Total Liabilities	20,661	46,164	66,825
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	243,224	—	243,224
Forward Currency Contracts	—	38,949	38,949
Realized Net Gain (Loss) on Derivatives	243,224	38,949	282,173
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(29,557)	—	(29,557)
Forward Currency Contracts	—	(77,645)	(77,645)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(29,557)	(77,645)	(107,202)
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	120,228,753
Gross Unrealized Appreciation	48,796,313
Gross Unrealized Depreciation	(10,900,934)
Net Unrealized Appreciation (Depreciation)	37,895,379
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $3,339,506,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
24

Developed Markets Index Fund
F.	During the six months ended June 30, 2021, the fund purchased $9,857,385,000 of investment securities and sold $2,302,102,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,398,969,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,477	360	8,465	868
Issued in Lieu of Cash Distributions	625	50	1,037	103
Redeemed	(7,010)	(566)	(22,756)	(2,213)
Net Increase (Decrease)—Investor Shares	(1,908)	(156)	(13,254)	(1,242)
ETF Shares
Issued	5,856,327	116,542	5,546,171	128,480
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(2,522,601)	(70,000)
Net Increase (Decrease)—ETF Shares	5,856,327	116,542	3,023,570	58,480
Admiral Shares
Issued	2,687,184	167,236	5,693,782	462,836
Issued in Lieu of Cash Distributions	231,899	14,284	338,012	25,835
Redeemed	(2,069,482)	(128,879)	(6,387,459)	(520,543)
Net Increase (Decrease)—Admiral Shares	849,601	52,641	(355,665)	(31,872)
Institutional Shares
Issued	2,040,602	126,962	3,233,752	253,662
Issued in Lieu of Cash Distributions	173,548	10,677	257,784	19,654
Redeemed	(2,185,584)	(135,225)	(3,017,473)	(233,104)
Net Increase (Decrease)—Institutional Shares	28,566	2,414	474,063	40,212
Institutional Plus Shares
Issued	1,766,491	69,959	2,646,526	131,406
Issued in Lieu of Cash Distributions	203,497	8,011	301,006	14,700
Redeemed	(1,472,492)	(58,658)	(2,476,788)	(117,555)
Net Increase (Decrease)—Institutional Plus Shares	497,496	19,312	470,744	28,551
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
25

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Developed Markets Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
28

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q1272 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (6.4%)
	Commonwealth Bank of Australia	11,805,862	884,054
	BHP Group Ltd.	19,598,560	713,002
	CSL Ltd.	3,022,494	646,416
	Westpac Banking Corp.	24,405,370	472,288
	National Australia Bank Ltd.	21,955,412	431,618
	Australia & New Zealand Banking Group Ltd.	18,936,258	399,705
	Wesfarmers Ltd.	7,527,230	333,705
	Macquarie Group Ltd.	2,176,439	254,995
	Woolworths Group Ltd.	8,430,463	241,250
	Rio Tinto Ltd.	2,470,252	234,194
	Transurban Group	18,212,486	194,238
	Goodman Group	12,047,422	190,659
	Fortescue Metals Group Ltd.	10,581,669	184,850
	Aristocrat Leisure Ltd.	4,240,994	136,910
*	Afterpay Ltd.	1,483,598	131,685
	Amcor plc GDR	10,266,697	116,932
	Coles Group Ltd.	8,444,091	108,167
	Woodside Petroleum Ltd.	6,386,625	106,348
	Newcrest Mining Ltd.	5,426,663	102,910
	James Hardie Industries plc GDR	2,950,494	100,116
	Sonic Healthcare Ltd.	3,182,581	91,708
*	Xero Ltd.	830,921	85,468
	Brambles Ltd.	9,648,781	82,805
	Cochlear Ltd.	425,875	80,349
	QBE Insurance Group Ltd.	9,794,856	79,040
	Telstra Corp. Ltd.	27,667,988	78,034
	ASX Ltd.	1,292,050	75,321
	Suncorp Group Ltd.	8,537,003	71,073
	Scentre Group	34,491,379	70,580
	South32 Ltd.	31,383,665	68,824
	Insurance Australia Group Ltd.	16,388,295	63,365
	Santos Ltd.	11,758,809	62,457
	SEEK Ltd.	2,317,107	57,601
	Dexus	7,159,442	57,073
	Mirvac Group	26,173,498	57,068
	Northern Star Resources Ltd.	7,559,870	55,521
	Stockland	15,841,635	55,165
	BlueScope Steel Ltd.	3,346,737	54,993
	Ramsay Health Care Ltd.	1,162,124	54,830
	Tabcorp Holdings Ltd.	13,806,920	53,570
	APA Group	7,839,310	52,309
	GPT Group	12,963,310	47,422
	Computershare Ltd. (XASX)	3,568,355	45,226
*	Boral Ltd.	8,058,694	44,401
	Medibank Pvt Ltd.	18,287,836	43,357
	REA Group Ltd.	334,502	42,385
	Treasury Wine Estates Ltd.	4,804,330	42,068
*	Endeavour Group Ltd.	8,414,094	39,691
	Oil Search Ltd.	13,819,990	39,482
	Origin Energy Ltd.	11,672,778	39,422
	Lendlease Corp. Ltd.	4,569,842	39,267
*	Sydney Airport	8,791,125	38,145
	Mineral Resources Ltd.	923,889	37,109
	Magellan Financial Group Ltd.	917,131	37,041
	Domino's Pizza Enterprises Ltd.	404,544	36,582
	OZ Minerals Ltd.	2,158,447	36,288
	Evolution Mining Ltd.	10,694,582	36,134
	Charter Hall Group	3,093,437	35,816
	Ampol Ltd.	1,584,023	33,527
1

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Aurizon Holdings Ltd.	11,745,720	32,716
	Reece Ltd.	1,771,554	31,372
	ALS Ltd.	3,205,423	31,324
	Atlas Arteria Ltd.	6,375,487	30,456
	Bank of Queensland Ltd.	4,246,150	29,004
	Vicinity Centres	25,054,255	28,887
	Bendigo & Adelaide Bank Ltd.	3,626,848	28,516
	JB Hi-Fi Ltd.	751,991	28,499
	Ansell Ltd.	858,392	28,001
	Orica Ltd.	2,705,627	26,908
*	NEXTDC Ltd.	3,016,880	26,846
*	Lynas Rare Earths Ltd.	5,966,858	25,507
	AGL Energy Ltd.	4,144,888	25,465
	IGO Ltd.	4,147,808	23,672
	Qube Holdings Ltd.	9,792,399	23,276
	Incitec Pivot Ltd.	12,899,239	23,018
	carsales.com Ltd.	1,433,995	21,236
	Nine Entertainment Co. Holdings Ltd.	9,684,139	21,153
*	Crown Resorts Ltd.	2,331,721	20,813
	Breville Group Ltd.	924,944	20,741
	Alumina Ltd.	16,799,573	20,681
	Reliance Worldwide Corp. Ltd.	5,242,658	20,667
	Metcash Ltd.	6,839,340	20,510
	Altium Ltd.	724,449	19,943
	Downer EDI Ltd.	4,678,823	19,601
	AMP Ltd.	22,882,142	19,307
	Iluka Resources Ltd.	2,799,158	19,166
	Worley Ltd.	2,136,949	19,121
	Steadfast Group Ltd.	5,740,912	18,926
*	Pilbara Minerals Ltd.	16,977,517	18,414
	Challenger Ltd.	4,448,831	18,025
	Cleanaway Waste Management Ltd.	9,094,534	18,014
*,1	Zip Co. Ltd.	3,049,359	17,318
	IDP Education Ltd.	933,990	17,202
*	Qantas Airways Ltd.	4,920,550	17,178
	Harvey Norman Holdings Ltd.	3,963,167	16,301
	AusNet Services Ltd.	12,393,237	16,243
	Eagers Automotive Ltd.	1,298,238	16,133
*	Star Entertainment Grp Ltd.	5,744,689	15,879
[1]	Washington H Soul Pattinson & Co. Ltd.	601,599	15,214
	Orora Ltd.	5,999,697	15,000
	nib holdings Ltd.	3,050,427	14,889
	ARB Corp. Ltd.	452,582	14,644
*	Champion Iron Ltd.	3,000,893	14,353
	Seven Group Holdings Ltd.	938,986	14,323
	Bapcor Ltd.	2,235,566	14,245
	CSR Ltd.	3,228,954	13,956
	Sims Ltd.	1,109,045	13,791
	Shopping Centres Australasia Property Group	7,185,326	13,509
	IOOF Holdings Ltd.	4,218,292	13,490
	WiseTech Global Ltd.	557,942	13,333
	Healius Ltd.	3,830,440	13,295
	Link Administration Holdings Ltd.	3,434,347	12,987
	Charter Hall Long Wale REIT	3,560,650	12,657
	IRESS Ltd.	1,266,354	12,258
*	Megaport Ltd.	883,537	12,249
	Pro Medicus Ltd.	276,586	12,182
	Premier Investments Ltd.	543,256	11,633
	TPG Telecom Ltd.	2,463,101	11,569
*	Chalice Mining Ltd.	2,047,697	11,389
*	Corporate Travel Management Ltd.	707,205	11,378
2

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Perpetual Ltd.	375,601	11,278
	Pendal Group Ltd.	1,820,665	10,999
	National Storage REIT	7,403,619	10,985
	Beach Energy Ltd.	11,813,851	10,981
*	Uniti Group Ltd.	4,352,023	10,803
	Codan Ltd.	796,388	10,773
*,1	Flight Centre Travel Group Ltd.	958,078	10,657
	Super Retail Group Ltd.	1,089,574	10,536
	Waypoint REIT	5,242,955	10,278
	BWP Trust	3,202,918	10,215
*	PointsBet Holdings Ltd.	1,009,639	9,684
	Deterra Royalties Ltd.	2,858,988	9,632
*	Orocobre Ltd.	1,972,532	9,549
*,1	Webjet Ltd.	2,492,121	9,161
	Charter Hall Retail REIT	3,211,640	9,119
	CIMIC Group Ltd.	615,320	9,115
*	Perseus Mining Ltd.	8,242,051	9,024
	Ingenia Communities Group	1,961,903	9,007
	Elders Ltd.	1,033,554	8,954
	Bega Cheese Ltd.	2,019,876	8,924
*	Galaxy Resources Ltd.	3,238,917	8,902
	InvoCare Ltd.	974,622	8,457
	Centuria Industrial REIT	3,015,005	8,396
*	Whitehaven Coal Ltd.	5,743,124	8,332
[2]	Viva Energy Group Ltd.	5,754,418	8,317
*	PolyNovo Ltd.	3,909,881	8,272
	Credit Corp Group Ltd.	370,768	8,251
	Bingo Industries Ltd.	3,195,608	8,226
	Adbri Ltd.	3,022,164	7,864
	AUB Group Ltd.	453,191	7,599
*	De Grey Mining Ltd.	8,179,385	7,561
	Regis Resources Ltd.	4,248,893	7,522
	Brickworks Ltd.	395,751	7,441
*,1	Piedmont Lithium Inc.	9,689,912	7,419
	Appen Ltd.	723,627	7,392
	Platinum Asset Management Ltd.	2,001,841	7,362
	Lifestyle Communities Ltd.	622,434	7,308
*	Nufarm Ltd.	2,087,217	7,165
	Netwealth Group Ltd.	554,357	7,132
	Abacus Property Group	3,017,068	7,113
	Technology One Ltd.	1,008,068	7,031
	HUB24 Ltd.	325,354	6,956
	Centuria Capital Group	3,318,206	6,922
	Ramelius Resources Ltd.	5,410,904	6,872
*	Nanosonics Ltd.	1,549,735	6,822
*	Silver Lake Resources Ltd.	5,444,007	6,781
*	EVENT Hospitality and Entertainment Ltd.	694,427	6,583
	Aventus Group	2,745,447	6,475
	IPH Ltd.	1,062,367	6,217
	Costa Group Holdings Ltd. (XASX)	2,500,618	6,207
	Cromwell Property Group	9,391,054	6,160
	Collins Foods Ltd.	711,680	6,128
	SeaLink Travel Group Ltd.	855,629	6,081
	Nickel Mines Ltd.	8,174,765	6,061
	St. Barbara Ltd.	4,723,096	6,043
	United Malt Grp Ltd.	1,779,942	5,980
*	Domain Holdings Australia Ltd.	1,530,224	5,931
	Clinuvel Pharmaceuticals Ltd.	255,610	5,879
*	Tyro Payments Ltd.	2,127,352	5,867
	GrainCorp Ltd. Class A	1,495,294	5,789
	Arena REIT	2,132,554	5,753
3

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Temple & Webster Group Ltd.	711,196	5,738
*,1	Mesoblast Ltd.	3,818,570	5,696
	Sandfire Resources Ltd.	1,105,380	5,643
	Growthpoint Properties Australia Ltd.	1,850,563	5,636
	GUD Holdings Ltd.	623,704	5,605
	Charter Hall Social Infrastructure REIT	2,151,347	5,596
	Pinnacle Investment Management Group Ltd.	606,223	5,443
[1]	Blackmores Ltd.	98,245	5,409
	Gold Road Resources Ltd.	5,645,045	5,333
*	EML Payments Ltd.	2,016,276	5,264
	Hansen Technologies Ltd.	1,063,449	4,960
	Australian Ethical Investment Ltd.	747,556	4,729
	Centuria Office REIT	2,683,456	4,698
	Monadelphous Group Ltd.	584,879	4,582
	Accent Group Ltd.	2,168,601	4,537
	Jumbo Interactive Ltd.	338,286	4,504
*	Telix Pharmaceuticals Ltd.	986,858	4,498
*	Genworth Mortgage Insurance Australia Ltd.	2,717,127	4,474
	Omni Bridgeway Ltd.	1,583,252	4,449
	Rural Funds Group	2,183,520	4,341
*	West African Resources Ltd.	5,765,705	4,303
*	oOh!media Ltd.	3,252,987	4,263
*	G8 Education Ltd.	5,591,203	4,214
	Bravura Solutions Ltd.	1,589,341	4,181
	Select Harvests Ltd.	815,934	4,129
	Imdex Ltd.	2,616,650	3,998
	Lovisa Holdings Ltd.	347,869	3,972
*	Australian Strategic Materials Ltd.	677,596	3,968
	Data#3 Ltd.	928,727	3,899
[1]	Kogan.com Ltd.	443,564	3,848
*	City Chic Collective Ltd.	923,292	3,798
	Western Areas Ltd.	2,122,602	3,796
	Tassal Group Ltd.	1,403,471	3,766
	Pact Group Holdings Ltd.	1,344,615	3,740
*	Bellevue Gold Ltd.	5,211,900	3,716
*	nearmap Ltd.	2,656,275	3,712
	Integral Diagnostics Ltd.	936,513	3,649
	Inghams Group Ltd.	1,217,914	3,633
*	Marley Spoon AG GDR	1,489,935	3,533
	GWA Group Ltd.	1,693,251	3,518
	BWX Ltd.	847,645	3,460
	Baby Bunting Group Ltd.	819,128	3,449
*	Redbubble Ltd.	1,258,292	3,408
*	Eclipx Group Ltd.	1,995,730	3,393
	HomeCo Daily Needs REIT	3,234,725	3,390
	McMillan Shakespeare Ltd.	345,351	3,349
	Austal Ltd.	2,151,968	3,308
*	Karoon Energy Ltd.	3,285,463	3,270
	Mount Gibson Iron Ltd.	4,592,672	3,252
	NRW Holdings Ltd.	2,902,401	3,186
	SmartGroup Corp. Ltd.	567,253	3,136
*	Westgold Resources Ltd.	2,178,049	3,073
	Sigma Healthcare Ltd.	6,872,975	3,064
*,2	Coronado Global Resources Inc. GDR	4,869,327	3,063
	APN Industria REIT	1,230,089	3,063
*	Emeco Holdings Ltd.	3,746,905	2,962
*	Starpharma Holdings Ltd. Class A	2,616,930	2,929
*	Estia Health Ltd.	1,539,976	2,850
*	Resolute Mining Ltd.	7,441,062	2,822
	Australian Finance Group Ltd.	1,299,247	2,778
*,1	Capricorn Metals Ltd.	1,934,090	2,754
4

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Electro Optic Systems Holdings Ltd.	836,883	2,705
	Infomedia Ltd.	2,349,559	2,705
[1]	Dicker Data Ltd.	321,097	2,664
*	Southern Cross Media Group Ltd.	1,689,563	2,648
	Hotel Property Investments	1,102,855	2,635
	Senex Energy Ltd.	1,023,573	2,630
*,1	Alkane Resources Ltd.	2,965,197	2,559
*	Fineos Corp. Ltd. GDR	873,278	2,555
*	Mayne Pharma Group Ltd.	10,521,396	2,523
*	Audinate Group Ltd.	407,943	2,486
*,1	Syrah Resources Ltd.	3,199,331	2,482
	Aurelia Metals Ltd.	7,933,479	2,441
	GDI Property Group	2,850,504	2,393
	MyState Ltd.	678,373	2,377
*	Opthea Ltd.	2,317,411	2,321
	Perenti Global Ltd.	4,554,392	2,286
*,1	Seven West Media Ltd.	6,274,873	2,190
	Australian Pharmaceutical Industries Ltd.	2,564,238	2,144
	Cedar Woods Properties Ltd.	419,817	2,109
*	Nuix Ltd.	1,271,155	2,107
*	Australian Agricultural Co. Ltd.	1,981,475	2,035
	Jupiter Mines Ltd.	9,356,964	2,029
*,1	Paradigm Biopharmaceuticals Ltd.	1,264,673	1,993
[1]	Virtus Health Ltd.	399,426	1,977
[1]	New Hope Corp. Ltd.	1,485,176	1,926
	SG Fleet Group Ltd.	832,995	1,877
*,1	Carnarvon Petroleum Ltd.	9,911,992	1,859
*,1	Humm Group Ltd.	2,444,923	1,813
*	Cooper Energy Ltd.	8,942,266	1,742
*	Japara Healthcare Ltd.	1,735,872	1,667
*	Superloop Ltd.	2,300,630	1,602
	Macmahon Holdings Ltd.	11,169,463	1,590
*,1	Andromeda Metals Ltd.	13,822,128	1,558
	Service Stream Ltd.	2,350,922	1,533
*,1	AMA Group Ltd.	3,516,328	1,515
	OFX Group Ltd.	1,446,975	1,449
*	Myer Holdings Ltd.	5,193,599	1,383
[1]	Regis Healthcare Ltd.	881,414	1,290
[1]	Navigator Global Investments Ltd.	963,393	1,287
*,1	New Century Resources Ltd.	7,466,971	1,201
*,1	Bubs Australia Ltd.	3,611,296	1,179
	MACA Ltd.	2,006,156	1,135
*	Costa Group Holdings Ltd.	395,042	981
*	Dacian Gold Ltd.	4,566,723	891
	Vita Group Ltd.	877,355	624
*,1,3	Liquefied Natural Gas Ltd.	3,307,629	107
*	Juno Minerals Ltd.	573,167	84
*,3	Bgp Holdings plc	7,179,555	27
			10,093,229
Austria (0.3%)
	Erste Group Bank AG	1,886,437	69,348
	OMV AG	942,772	53,802
	Verbund AG	439,105	40,451
	voestalpine AG	762,328	31,095
	Wienerberger AG	749,156	28,877
	ANDRITZ AG	463,151	26,048
	CA Immobilien Anlagen AG	493,610	20,625
[2]	BAWAG Group AG	381,952	20,340
	Raiffeisen Bank International AG	865,639	19,649
*	IMMOFINANZ AG	629,994	14,164
	Mayr Melnhof Karton AG	56,970	12,144
5

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
[1]	Oesterreichische Post AG	221,861	11,811
*	Lenzing AG	89,048	10,911
	S IMMO AG	333,728	7,998
*	Telekom Austria AG Class A	898,016	7,667
	AT&S Austria Technologie & Systemtechnik AG	168,222	7,289
	Vienna Insurance Group AG Wiener Versicherung Gruppe	253,460	6,959
	UNIQA Insurance Group AG	734,484	6,396
	EVN AG	235,671	5,554
	Strabag SE (Bearer)	103,421	4,435
*,1	DO & CO AG	42,608	3,854
*	Schoeller-Bleckmann Oilfield Equipment AG	73,163	3,086
	Palfinger AG	66,649	2,792
*	Flughafen Wien AG	63,997	2,227
	Agrana Beteiligungs AG	75,002	1,811
*	Porr AG	63,237	1,200
			420,533
Belgium (0.9%)
	Anheuser-Busch InBev SA	5,568,200	401,405
	KBC Group NV	1,827,061	139,499
*	Argenx SE	338,711	102,194
	UCB SA	802,518	84,049
	Umicore SA	1,360,376	83,225
	Groupe Bruxelles Lambert SA	694,361	77,749
	Ageas SA	1,181,981	65,684
	Solvay SA	460,010	58,552
	Sofina SA	101,667	43,926
	Warehouses De Pauw CVA	924,829	35,328
	Aedifica SA	239,041	31,578
	Cofinimmo SA	195,851	29,834
	Ackermans & van Haaren NV	147,881	24,988
[1]	Elia Group SA	233,906	24,690
	Etablissements Franz Colruyt NV	338,452	18,936
	D'ieteren SA NV	151,676	18,363
	Proximus SADP	931,763	18,010
	Melexis NV	131,290	13,650
	Euronav NV	1,358,406	12,655
	Barco NV	458,719	12,559
	Telenet Group Holding NV	304,045	11,454
	Bekaert SA	230,548	10,300
	KBC Ancora	237,115	10,136
	VGP NV	49,829	9,833
	Montea CVA	79,736	9,387
	Fagron	410,043	9,163
*	bpost SA	672,683	8,071
	Xior Student Housing NV	132,712	7,990
	Gimv NV	124,737	7,988
	Shurgard Self Storage SA	165,332	7,988
*	Tessenderlo Group SA	172,473	7,287
*	Ontex Group NV	513,399	6,396
	Befimmo SA	144,002	5,718
	Retail Estates NV	64,775	5,264
*	AGFA-Gevaert NV	1,064,281	4,946
	Cie d'Entreprises CFE	46,359	4,835
*,1	Kinepolis Group NV	85,173	4,609
*,1	Mithra Pharmaceuticals SA	141,811	3,996
	Econocom Group SA NV	851,731	3,236
	Orange Belgium SA	107,020	2,401
	Van de Velde NV	35,294	1,048
	Wereldhave Belgium Comm VA	17,773	1,028
			1,439,948
6

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Canada (9.1%)
*	Shopify Inc. Class A	742,919	1,086,492
	Royal Bank of Canada	9,474,125	959,870
	Toronto-Dominion Bank	12,089,523	847,222
	Enbridge Inc.	13,369,676	535,283
	Bank of Nova Scotia	8,064,095	524,465
	Brookfield Asset Management Inc. Class A	8,898,853	453,988
	Bank of Montreal	4,303,902	441,153
	Canadian National Railway Co.	3,936,500	415,339
	Canadian Pacific Railway Ltd.	4,433,909	340,949
	Canadian Imperial Bank of Commerce	2,912,524	331,547
	TC Energy Corp.	6,509,381	322,108
	Canadian Natural Resources Ltd.	7,726,847	280,500
	Manulife Financial Corp.	12,922,171	254,357
	Suncor Energy Inc.	10,033,208	240,308
	Nutrien Ltd.	3,793,953	229,884
	Sun Life Financial Inc.	3,894,509	200,820
	Alimentation Couche-Tard Inc. Class B	5,332,185	195,935
	Constellation Software Inc.	127,013	192,365
	Franco-Nevada Corp.	1,264,224	183,463
	Magna International Inc.	1,867,219	172,879
	Barrick Gold Corp. (XLON)	8,221,651	170,057
	National Bank of Canada	2,240,562	167,681
	Waste Connections Inc.	1,169,279	139,698
	Fortis Inc. (XTSE)	3,039,610	134,546
*	CGI Inc.	1,462,131	132,566
	Wheaton Precious Metals Corp.	2,995,765	132,050
	Intact Financial Corp.	946,631	128,608
	Restaurant Brands International Inc. (XTSE)	1,976,770	127,367
	Rogers Communications Inc. Class B	2,325,313	123,619
	Pembina Pipeline Corp.	3,659,063	116,272
	Power Corp. of Canada	3,601,917	113,846
	Thomson Reuters Corp.	1,119,033	111,154
	BCE Inc.	2,004,141	98,833
	Agnico Eagle Mines Ltd.	1,616,365	97,743
	Open Text Corp.	1,793,005	91,053
	Dollarama Inc.	1,951,358	89,319
	WSP Global Inc.	751,638	87,740
	First Quantum Minerals Ltd.	3,685,878	84,951
	Shaw Communications Inc. Class B	2,841,338	82,311
	Cenovus Energy Inc.	8,369,735	80,078
	Metro Inc.	1,629,492	78,123
	Emera Inc.	1,683,298	76,370
	Fairfax Financial Holdings Ltd.	173,767	76,202
	Barrick Gold Corp.	3,561,990	73,836
*	Teck Resources Ltd. Class B	3,076,797	70,864
	Kirkland Lake Gold Ltd.	1,775,552	68,424
	Waste Connections Inc. (XTSE)	570,366	68,119
	Loblaw Cos. Ltd.	1,076,018	66,222
	TELUS Corp.	2,879,196	64,571
*	Bausch Health Cos. Inc.	2,076,323	60,936
	Canadian Tire Corp. Ltd. Class A	376,376	59,559
	Algonquin Power & Utilities Corp.	3,980,614	59,311
*	CAE Inc.	1,915,341	58,993
	CCL Industries Inc. Class B	984,220	54,205
	TFI International Inc.	588,284	53,708
	West Fraser Timber Co. Ltd.	747,600	53,670
	Great-West Lifeco Inc.	1,799,692	53,456
	Canadian Apartment Properties REIT	1,135,850	53,256
	Kinross Gold Corp.	8,361,865	53,021
	Tourmaline Oil Corp.	1,836,930	52,503
7

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Northland Power Inc.	1,494,606	50,990
[2]	Hydro One Ltd.	2,091,899	50,559
	Cameco Corp.	2,634,655	50,500
	Gildan Activewear Inc.	1,298,888	47,928
	Saputo Inc.	1,580,616	47,141
	Toromont Industries Ltd.	536,786	46,767
	George Weston Ltd.	487,938	46,507
	Inter Pipeline Ltd.	2,849,204	46,315
	Imperial Oil Ltd.	1,483,310	45,208
	Ritchie Bros Auctioneers Inc.	731,717	43,380
	FirstService Corp.	250,380	42,944
*	Lightspeed POS Inc.	509,092	42,609
*	BlackBerry Ltd.	3,391,707	41,452
	Keyera Corp.	1,461,311	39,268
	Pan American Silver Corp.	1,373,352	39,220
	TMX Group Ltd.	369,869	39,070
	iA Financial Corp. Inc.	716,063	38,986
*	Descartes Systems Group Inc.	561,170	38,810
	AltaGas Ltd.	1,848,042	38,792
*	Canopy Growth Corp.	1,597,679	38,640
	Lundin Mining Corp.	4,262,108	38,440
	RioCan REIT	2,105,417	37,502
	ARC Resources Ltd.	4,388,026	37,346
	Onex Corp.	503,679	36,573
	Brookfield Renewable Corp. Class A	847,125	35,591
	Empire Co. Ltd. Class A	1,103,437	34,805
	Element Fleet Management Corp.	2,887,300	33,681
	Stantec Inc.	737,678	32,915
	Parkland Corp.	990,597	32,013
	Allied Properties REIT	836,560	30,403
	SNC-Lavalin Group Inc.	1,166,644	30,352
*	Ballard Power Systems Inc.	1,669,147	30,270
	Quebecor Inc. Class B	1,120,781	29,891
	B2Gold Corp.	6,923,824	29,045
	Finning International Inc.	1,078,582	28,235
*	Ivanhoe Mines Ltd. Class A	3,739,746	27,001
	Yamana Gold Inc.	6,410,562	26,995
	Endeavour Mining plc	1,238,709	26,601
	Boyd Group Services Inc.	141,548	25,759
	Granite REIT	385,776	25,669
	GFL Environmental Inc.	777,920	24,864
	Premium Brands Holdings Corp. Class A	240,892	24,472
	H&R REIT	1,871,172	24,152
	Capital Power Corp.	714,602	23,607
	Colliers International Group Inc.	210,659	23,591
*	Kinaxis Inc.	178,278	23,453
	CI Financial Corp.	1,255,731	23,046
	First Majestic Silver Corp.	1,456,703	23,009
	SSR Mining Inc.	1,460,674	22,813
	Canadian Utilities Ltd. Class A	814,420	22,601
*	Air Canada Class A	1,081,740	22,253
	SmartCentres REIT	865,707	20,511
	First Capital REIT	1,440,544	20,453
	BRP Inc.	259,967	20,343
	Alamos Gold Inc. Class A	2,621,908	20,030
	Choice Properties REIT	1,701,541	19,615
	IGM Financial Inc.	537,547	18,976
	Linamar Corp.	300,468	18,846
	Gibson Energy Inc.	973,423	18,650
	Brookfield Infrastructure Corp. Class A	241,999	18,240
	Atco Ltd. Class I	496,613	17,611
8

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Primo Water Corp.	1,031,761	17,263
	Cargojet Inc.	112,448	16,694
	Boralex Inc. Class A	539,819	16,439
	PrairieSky Royalty Ltd.	1,323,024	16,020
	Crescent Point Energy Corp.	3,537,544	16,010
	Canadian Western Bank	566,598	15,906
	Stella-Jones Inc.	437,328	15,745
	TransAlta Corp.	1,562,782	15,570
	Chartwell Retirement Residences	1,428,890	15,273
*	Canada Goose Holdings Inc.	348,243	15,221
	Osisko Gold Royalties Ltd.	1,109,022	15,200
	Innergex Renewable Energy Inc.	873,625	15,188
*	MEG Energy Corp.	2,009,326	14,540
*	ATS Automation Tooling Systems Inc.	495,168	14,213
*	Parex Resources Inc.	842,566	14,070
	Methanex Corp.	406,600	13,478
*	Great Canadian Gaming Corp.	370,907	13,318
*	Bombardier Inc. Class B	13,974,003	13,189
	Enghouse Systems Ltd.	291,663	12,986
*	Novagold Resources Inc.	1,552,304	12,447
	Enerplus Corp.	1,695,214	12,185
	Superior Plus Corp.	984,241	12,124
	TransAlta Renewables Inc.	715,379	12,021
*	Pretium Resources Inc.	1,250,383	11,963
*	Aurora Cannabis Inc.	1,318,074	11,941
*	Equinox Gold Corp.	1,668,200	11,587
*	Eldorado Gold Corp.	1,155,401	11,474
	Russel Metals Inc.	414,524	11,326
	ECN Capital Corp.	1,492,017	11,194
	Centerra Gold Inc.	1,466,245	11,130
*	Cronos Group Inc.	1,290,698	11,120
*	Turquoise Hill Resources Ltd.	653,781	11,028
	Maple Leaf Foods Inc.	499,865	10,376
*	Home Capital Group Inc. Class B	342,240	10,271
	Laurentian Bank of Canada	288,212	10,158
	NFI Group Inc.	430,432	9,782
	Cominar REIT	1,105,435	9,747
	Hudbay Minerals Inc.	1,461,358	9,726
	Whitecap Resources Inc.	1,924,034	9,561
	Dye & Durham Ltd.	247,155	9,497
*	Canfor Corp.	412,869	9,446
*	IAMGOLD Corp.	3,144,185	9,258
*	Vermilion Energy Inc.	1,040,803	9,118
	North West Co. Inc.	319,538	9,071
	Transcontinental Inc. Class A	482,967	9,070
*	OceanaGold Corp.	4,613,647	8,746
	Boardwalk REIT	252,680	8,333
*	Shopify Inc. Class A (XTSE)	5,318	7,769
	Cascades Inc.	627,877	7,729
	Cogeco Communications Inc.	70,954	6,938
*	Torex Gold Resources Inc.	568,858	6,553
	Mullen Group Ltd.	601,919	6,487
	Winpak Ltd.	201,977	6,301
	Artis REIT	692,374	6,261
*	Celestica Inc.	725,505	5,689
	Aecon Group Inc.	388,287	5,638
	Martinrea International Inc.	518,049	5,462
	First National Financial Corp.	114,175	4,533
	Dream Office REIT	244,057	4,520
	Westshore Terminals Investment Corp.	258,036	3,555
	Enbridge Inc. (XTSE)	87,527	3,505
9

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
[1]	Fortis Inc.	77,746	3,439
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	61,295	3,239
*	Lightspeed POS Inc. (XTSE)	32,620	2,727
	Restaurant Brands International Inc.	36,684	2,364
	GFL Environmental Inc. (XTSE)	3,772	120
			14,401,929
Denmark (2.0%)
	Novo Nordisk A/S Class B	10,746,759	899,597
	DSV PANALPINA A/S	1,306,596	305,009
	Vestas Wind Systems A/S	6,710,677	262,200
[2]	Orsted AS	1,253,611	175,959
*	Genmab A/S	393,392	161,190
	Coloplast A/S Class B	884,576	145,233
	Carlsberg AS Class B	652,540	121,774
	AP Moller - Maersk A/S Class B	37,965	109,298
	Novozymes A/S Class B	1,318,115	99,451
	Pandora A/S	643,143	86,769
	AP Moller - Maersk A/S Class A	28,277	78,655
	Danske Bank A/S	4,381,396	77,160
	GN Store Nord AS	864,132	75,568
	Chr Hansen Holding A/S	684,039	61,724
	Tryg A/S	2,042,491	50,169
	Ambu A/S Class B	1,136,331	43,724
	Royal Unibrew A/S	323,287	41,194
*	Demant A/S	699,241	39,405
	SimCorp A/S	263,739	33,126
*	ISS A/S	1,229,332	28,928
[2]	Netcompany Group A/S	217,265	24,703
*	ALK-Abello A/S	43,670	20,843
	ROCKWOOL International A/S Class B	42,196	20,550
	Ringkjoebing Landbobank A/S	192,196	19,520
*	Jyske Bank A/S (Registered)	376,978	18,270
*,1	Bavarian Nordic A/S	421,057	17,371
	Topdanmark AS	281,775	14,663
	FLSmidth & Co. A/S	333,672	13,902
*	NKT A/S	285,299	13,112
	H Lundbeck A/S	398,267	12,682
	Sydbank AS	398,927	12,293
*	Dfds A/S	197,536	11,147
	Schouw & Co. A/S	83,772	9,200
	Chemometec A/S	67,063	9,044
*	Zealand Pharma A/S	290,695	8,600
[2]	Scandinavian Tobacco Group A/S Class A	404,278	8,260
*	Nilfisk Holding A/S	179,592	6,298
	Spar Nord Bank A/S	536,261	6,042
*	Drilling Co. of 1972 A/S	140,764	5,893
	D/S Norden A/S	161,946	5,155
[1]	Alm Brand A/S	406,096	2,944
			3,156,625
Finland (1.2%)
	Kone Oyj Class B	2,610,198	213,029
	Nordea Bank Abp	19,089,656	212,581
*	Nokia Oyj	37,381,007	200,278
	Neste Oyj	2,762,982	169,487
	Sampo Oyj Class A	3,356,192	154,333
	UPM-Kymmene Oyj	3,541,297	134,066
	Fortum Oyj	2,863,588	78,996
	Stora Enso Oyj Class R	3,817,399	69,709
	Kesko Oyj Class B	1,790,139	66,103
	Elisa Oyj	951,467	56,779
10

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Nordea Bank Abp (XHEL)	4,484,476	49,993
	Wartsila Oyj Abp	3,232,281	48,023
	Metso Outotec Oyj	4,021,309	46,726
	Valmet Oyj	883,691	38,590
	Nokian Renkaat Oyj	899,604	36,342
	Orion Oyj Class B	690,194	29,675
	Kojamo Oyj	1,291,407	29,568
	Huhtamaki Oyj	616,937	29,263
	Konecranes Oyj Class A	484,209	20,410
	Cargotec Oyj Class B	323,786	16,768
*	QT Group Oyj	126,541	14,820
	TietoEVRY Oyj (XHEL)	439,177	13,876
*	Outokumpu Oyj	2,015,240	12,092
	Metsa Board Oyj	1,156,789	11,900
	Revenio Group Oyj	151,735	11,499
	Uponor Oyj	360,313	10,444
	Neles Oyj	701,703	10,118
	Kemira Oyj	588,324	9,271
	Sanoma Oyj	492,992	8,172
	YIT Oyj	1,058,006	6,487
[2]	Terveystalo Oyj	410,401	5,547
	Citycon Oyj	517,549	4,408
	TietoEVRY Oyj	125,869	3,973
	Raisio Oyj Class V	767,708	3,428
*,1	Finnair Oyj	3,906,059	3,222
	F-Secure Oyj	643,077	3,071
	Oriola Oyj Class B	814,256	1,779
*	Nokia Oyj (XHEL)	73,124	391
			1,835,217
France (8.3%)
	LVMH Moet Hennessy Louis Vuitton SE	1,658,135	1,304,384
	Sanofi	7,227,817	759,373
	TOTAL SE	16,132,346	730,824
	Schneider Electric SE	3,517,369	554,494
*	Airbus SE	3,698,413	476,551
	BNP Paribas SA	7,197,646	451,722
*	L'Oreal SA Loyalty Shares	991,559	442,824
	Kering SA	487,803	427,422
	EssilorLuxottica SA	1,961,300	362,317
	Vinci SA	3,281,765	350,814
*	Air Liquide SA Loyalty Shares	1,912,041	335,277
	AXA SA	12,782,977	324,590
	Safran SA	2,315,786	321,392
	Pernod Ricard SA	1,387,968	308,493
	Hermes International	205,723	300,214
	Danone SA	3,990,582	280,757
	L'Oreal SA (XPAR)	514,821	229,916
	Dassault Systemes SE	884,548	214,676
	Cie de Saint-Gobain	3,153,923	208,146
	Capgemini SE	1,040,198	200,044
	Legrand SA	1,775,786	188,204
	Cie Generale des Etablissements Michelin SCA	1,162,872	185,589
	Air Liquide SA (XPAR)	985,361	172,783
	Vivendi SE	4,965,035	166,821
	Teleperformance	385,790	156,665
	Societe Generale SA	5,162,553	152,716
	STMicroelectronics NV	4,198,983	152,703
*,2	Worldline SA	1,613,494	151,192
	Orange SA	12,728,066	145,263
	Credit Agricole SA	7,750,911	108,665
	Veolia Environnement SA	3,410,261	103,095
11

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Alstom SA	1,962,820	99,173
	Publicis Groupe SA	1,483,445	94,933
	Edenred	1,634,961	93,220
*	Engie SA Loyalty Shares	6,730,803	92,297
*	Eurofins Scientific SE	806,053	92,195
	Carrefour SA	3,852,618	75,817
	Sartorius Stedim Biotech	159,694	75,582
	Thales SA	665,652	68,014
*	Bureau Veritas SA	1,886,456	59,732
	Suez SA	2,506,871	59,642
[2]	Euronext NV	544,668	59,254
	Arkema SA	444,282	55,839
	Gecina SA	342,489	52,473
	Bouygues SA	1,413,859	52,369
	Eiffage SA	495,088	50,428
*	Renault SA	1,223,208	49,586
	Engie SA (XPAR)	3,527,598	48,372
	Valeo SA	1,594,143	48,085
	Getlink SE	3,024,877	47,240
*	Accor SA	1,214,315	45,420
*	Ubisoft Entertainment SA	628,642	43,922
*	Rexel SA	2,020,709	42,310
*	Orpea SA	325,187	41,401
	Atos SE	633,971	38,604
	Bollore SA	6,545,821	35,114
[2]	La Francaise des Jeux SAEM	578,145	34,005
	Faurecia SE (XPAR)	688,607	33,852
	Remy Cointreau SA	162,976	33,658
[2]	Amundi SA	378,619	33,394
*	SCOR SE	1,039,203	33,083
	BioMerieux	282,841	32,864
	Klepierre SA	1,224,487	31,547
*	SOITEC	138,509	30,586
	Covivio	333,618	28,560
*	EDF	2,046,369	27,966
	Rubis SCA	627,139	27,905
*	TechnipFMC plc (XNYS)	3,042,932	27,478
	Alten SA	191,428	25,408
*	L'Oreal SA Loyalty Shares 2022	55,941	24,983
*	Aeroports de Paris	188,848	24,651
	Wendel SE	181,788	24,463
	Ipsen SA	229,109	23,840
*	SEB SA Loyalty Shares	122,857	22,225
*	Elis SA (XPAR)	1,128,950	21,303
	SPIE SA	830,003	19,122
	SES SA Class A	2,497,987	19,103
*	Lagardere SCA	763,681	18,900
	Dassault Aviation SA	15,538	18,304
	ICADE	211,736	18,271
	Sopra Steria Group SACA	94,847	18,250
*	Air Liquide SA	103,235	18,102
*	Sodexo SA (XPAR)	192,345	17,976
	Nexans SA	196,431	17,925
	CNP Assurances	995,794	16,972
*	Eurazeo SA	194,450	16,954
*	L'Oreal SA Loyalty Shares 2023	36,796	16,433
*	Sodexo SA ACT Loyalty Shares	175,329	16,386
	Korian SA	427,559	15,805
	Iliad SA	102,852	15,070
*	Air Liquide	85,202	14,940
	Eutelsat Communications SA	1,220,704	14,281
12

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Nexity SA	282,984	14,161
	Gaztransport Et Technigaz SA	171,010	13,836
	Electricite de France SA (XPAR)	1,002,920	13,706
*	JCDecaux SA	484,834	13,442
[2]	Verallia SA	356,845	13,222
	Imerys SA	261,892	12,258
*	Sodexo SA Loyalty Shares 2023	125,433	11,723
	Societe BIC SA	168,392	11,711
	SEB SA (XPAR)	64,379	11,646
*	Casino Guichard Perrachon SA	366,513	11,639
	Cie Plastic Omnium SA	365,720	11,436
*	Technip Energies NV	809,147	11,112
	Trigano SA	52,929	10,944
	IPSOS	255,128	10,764
	Virbac SA	28,638	9,822
*,1	Air France-KLM	1,889,619	9,139
	Metropole Television SA	431,009	9,062
*	Coface SA	689,109	8,363
	Eurazeo SE	93,687	8,168
*,1,2	Neoen SA (XPAR)	180,236	8,104
[2]	ALD SA	528,700	7,936
*	Fnac Darty SA	111,930	7,211
	Rothschild & Co.	183,358	7,121
*,2	Maisons du Monde SA	285,902	7,094
	Television Francaise 1	699,797	7,086
	Quadient SA	221,883	6,672
	Interparfums SA	102,465	6,658
*	Elis SA	348,824	6,567
*	Engie SA Loyalty Shares 2022	476,725	6,537
*	Derichebourg SA	628,735	6,360
	Faurecia SE	122,436	5,981
	Robertet SA	4,463	5,504
*	Tarkett SA	216,953	5,148
*,2	Elior Group SA	674,282	5,043
	Mercialys SA	404,113	4,894
	Vicat SA	99,700	4,822
*	Voltalia SA (Registered)	179,321	4,788
	PEUGEOT Investment	34,503	4,642
*	Sodexo SA Loyalty Shares	45,442	4,247
*	CGG SA	4,741,762	4,241
*	Eramet SA	58,086	3,798
*	Engie SA	276,743	3,795
*,1	Solutions 30 SE	548,813	3,795
*	Mersen SA	95,997	3,744
*	Beneteau SA	236,497	3,739
	Albioma SA (XPAR)	90,944	3,723
	Financiere de L'Odet SA	2,547	3,536
	Carmila SA	255,450	3,505
*,2	X-Fab Silicon Foundries SE	351,540	3,341
*	Albioma SA Loyalty Shares	73,972	3,028
*	Electricite de France SA Loyalty Shares 2022	209,376	2,861
	Pharmagest Interactive	24,474	2,697
*	Sodexo SA	28,542	2,668
	Manitou BF SA	82,117	2,630
	Vilmorin & Cie SA	39,297	2,612
*,1	Vallourec SA	287,118	2,606
*	Lisi SA	71,212	2,327
	Bonduelle SCA	91,884	2,307
*,1	Akka Technologies	77,201	2,157
*	Electricite de France SA	150,590	2,058
	Jacquet Metals SACA	84,366	1,951
13

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	AKWEL	56,617	1,654
*	GL Events	81,920	1,392
*	Rallye SA	151,002	1,332
	Lisi (XPAR)	37,283	1,218
*	SEB SA Loyalty Shares 2022	6,718	1,215
*,2	SMCP SA	166,004	1,207
	Guerbet	33,254	1,176
*	SEB SA Loyalty Shares 2023	5,993	1,084
*	Sodexo SA Loyalty Shares 2025	11,166	1,044
	Boiron SA	18,578	852
*	Etablissements Maurel et Prom SA	345,140	779
*	Albioma Loyalty Shares 2022	10,688	438
	Union Financiere de France BQE SA	19,376	417
*	Albioma Loyalty Shares 2023	6,994	286
*	Bourbon Corp. SA	26,831	117
*	Lisi	2,575	84
*,3	Bourbon Corp.	11,499	50
			13,043,546
Germany (7.4%)
	SAP SE	7,372,696	1,035,567
	Siemens AG (Registered)	4,998,655	793,680
	Allianz SE (Registered)	2,730,655	681,454
	Daimler AG (Registered)	5,588,841	499,411
	BASF SE	6,084,318	480,295
	adidas AG	1,273,131	475,079
	Deutsche Telekom AG (Registered)	21,459,672	453,872
	Deutsche Post AG (Registered)	6,504,054	442,957
	Bayer AG (Registered)	6,537,559	397,452
	Infineon Technologies AG	8,652,362	348,026
	Volkswagen AG Preference Shares	1,216,872	305,108
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	931,930	255,405
	Vonovia SE	3,760,881	243,049
	Bayerische Motoren Werke AG	2,131,024	225,922
	Deutsche Boerse AG	1,220,579	213,048
*	Deutsche Bank AG (Registered)	13,590,583	177,190
*,2	Zalando SE	1,450,485	175,422
	E.ON SE	14,381,930	166,394
*,2	Delivery Hero SE	1,251,901	165,409
	Merck KGaA	859,889	164,992
	RWE AG	4,185,721	151,763
	Fresenius SE & Co. KGaA	2,681,210	139,932
[1]	Deutsche Wohnen SE	2,285,299	139,833
	Henkel AG & Co. KGaA Preference Shares	1,143,369	120,756
	Symrise AG Class A	838,007	116,782
[2]	Siemens Healthineers AG	1,843,714	113,044
	Fresenius Medical Care AG & Co. KGaA	1,350,576	112,228
	Porsche Automobil Holding SE Preference Shares	1,019,243	109,417
*	Continental AG	718,863	105,760
	Brenntag SE	1,026,260	95,517
*	HelloFresh SE	979,808	95,246
	MTU Aero Engines AG	354,682	87,941
	Sartorius AG Preference Shares	163,749	85,233
	HeidelbergCement AG	986,972	84,738
	Beiersdorf AG	663,189	80,051
	Puma SE	661,789	78,985
[2]	Covestro AG	1,197,070	77,401
*	Siemens Energy AG	2,497,145	75,222
*	QIAGEN NV	1,470,493	71,081
[1]	Volkswagen AG	212,756	69,926
	LEG Immobilien SE (XETR)	479,369	69,008
	Hannover Rueck SE	398,398	66,695
14

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Henkel AG & Co. KGaA	693,952	63,906
	Aroundtown SA	7,965,387	62,148
	KION Group AG	520,995	55,622
	Knorr-Bremse AG	439,279	50,542
*	Commerzbank AG	6,908,980	49,065
[2]	Scout24 AG	568,273	47,947
	Carl Zeiss Meditec AG (Bearer)	243,765	47,121
	GEA Group AG	1,100,970	44,611
*	Evotec SE	973,995	44,184
	Evonik Industries AG	1,266,839	42,532
*,2	TeamViewer AG	1,053,592	39,570
[1]	LANXESS AG	574,485	39,426
*	Dialog Semiconductor plc	473,694	36,843
	Bayerische Motoren Werke AG Preference Shares	388,137	34,916
	Bechtle AG	181,352	33,706
*	thyssenkrupp AG	3,091,030	32,285
	United Internet AG (Registered)	718,905	29,401
	Rheinmetall AG	287,289	28,388
[1]	Siltronic AG (XETR)	169,999	28,332
	Nemetschek SE	360,606	27,603
	TAG Immobilien AG	841,789	26,682
*	CTS Eventim AG & Co. KGaA	390,689	24,405
	Gerresheimer AG	208,622	23,075
	FUCHS PETROLUB SE Preference Shares	460,806	22,425
*,1	Deutsche Lufthansa AG (Registered)	1,987,401	22,350
	alstria office REIT-AG	1,186,461	21,921
	Aurubis AG	234,216	21,739
	Uniper SE	581,341	21,419
	ProSiebenSat.1 Media SE	1,036,484	20,667
[2]	Befesa SA	266,222	20,461
*,1	Hella GmbH & Co. KGaA	294,802	20,206
	Freenet AG	853,605	20,182
	Rational AG	21,990	19,922
*,2	Auto1 Group SE	441,460	19,389
	AIXTRON SE	706,065	19,147
[1]	HUGO BOSS AG	343,826	18,728
*	K+S AG (Registered)	1,272,478	17,346
*	MorphoSys AG	218,886	16,985
[1]	Grand City Properties SA	610,054	16,476
*,1	Fraport AG Frankfurt Airport Services Worldwide	235,353	16,039
[2]	ADLER Group SA	605,463	15,924
	Jungheinrich AG Preference Shares	318,201	15,564
	Wacker Chemie AG	99,692	15,366
*	RTL Group SA	257,623	15,342
[1]	Software AG	327,106	14,716
	CANCOM SE	242,541	14,679
[1]	Varta AG	93,559	14,427
*	Talanx AG	351,137	14,365
*	Hypoport SE	27,049	13,997
	Stabilus SA	163,244	13,297
*	zooplus AG	40,916	13,259
	Stroeer SE & Co. KGaA	164,309	13,163
	CompuGroup Medical SE & Co. KGaA	163,323	12,797
*	Fielmann AG	162,115	12,685
	Duerr AG	327,127	12,442
*	Nordex SE	504,886	12,285
[1]	Encavis AG	634,602	12,005
	Telefonica Deutschland Holding AG	4,466,420	11,790
*	Sixt SE	83,924	11,307
	Norma Group SE	213,619	10,948
	METRO AG	868,460	10,756
15

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Traton SE	334,780	10,619
*	Global Fashion Group SA	690,671	10,446
[2]	DWS Group GmbH & Co. KGaA	227,825	10,325
	HOCHTIEF AG	128,377	9,874
	Sixt SE Preference Shares	115,857	9,349
	1&1 Drillisch AG	304,930	9,334
	Jenoptik AG	338,229	9,256
	Aareal Bank AG	399,519	9,230
[2]	Instone Real Estate Group AG	305,406	9,195
	Dermapharm Holding SE	113,116	9,021
*,2	Shop Apotheke Europe NV	47,207	8,869
	FUCHS PETROLUB SE	224,950	8,738
	Krones AG	95,666	8,554
	Pfeiffer Vacuum Technology AG	43,339	8,226
	Suedzucker AG	513,521	8,225
[2]	Deutsche Pfandbriefbank AG	817,380	8,092
	Deutsche EuroShop AG	338,098	8,022
[1]	GRENKE AG	172,946	7,591
*	Salzgitter AG	252,365	7,514
[1]	S&T AG	324,566	7,437
	PATRIZIA AG	282,788	7,375
*	Kloeckner & Co. SE	480,985	6,595
	VERBIO Vereinigte BioEnergie AG	130,075	6,586
*	Deutz AG	802,819	6,499
	STRATEC SE	46,231	6,457
	Hornbach Holding AG & Co. KGaA	55,242	6,300
*	CECONOMY AG	1,194,746	5,840
	New Work SE	18,551	5,833
	DIC Asset AG	332,783	5,747
	Atoss Software AG	25,492	5,640
	KWS Saat SE & Co. KGaA	68,363	5,628
[1]	Bilfinger SE	183,135	5,484
	Indus Holding AG	132,195	5,236
	Draegerwerk AG & Co. KGaA Preference Shares	55,226	5,227
	Zeal Network SE	98,732	4,907
	Wacker Neuson SE	165,021	4,752
	Schaeffler AG Preference Shares	495,619	4,574
	Washtec AG	68,725	4,267
	Hamburger Hafen und Logistik AG	161,632	4,066
	Secunet Security Networks AG	9,017	4,014
	BayWa AG	90,262	3,896
	Deutsche Beteiligungs AG	94,147	3,806
	Takkt AG	220,002	3,658
	Hensoldt AG	190,759	3,440
*	ElringKlinger AG	189,902	3,385
	SMA Solar Technology AG	56,422	3,238
*,1	SGL Carbon SE	335,599	3,220
*	TUI AG (XETR)	619,858	3,169
*	Koenig & Bauer AG	90,652	3,027
	Vossloh AG	59,289	2,989
	Wuestenrot & Wuerttembergische AG	127,526	2,922
	Hornbach Baumarkt AG	48,127	2,114
	Bertrandt AG	31,430	2,103
	Draegerwerk AG & Co. KGaA	19,529	1,817
	CropEnergies AG	122,275	1,570
	TLG Immobilien AG	46,433	1,537
*,1	Corestate Capital Holding SA	80,602	1,054
			11,711,006
Hong Kong (2.8%)
	AIA Group Ltd.	80,501,277	998,665
	Hong Kong Exchanges & Clearing Ltd.	8,434,478	502,103
16

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Techtronic Industries Co. Ltd.	8,301,187	144,665
	Sun Hung Kai Properties Ltd.	9,436,759	140,249
	CK Hutchison Holdings Ltd.	17,789,280	138,486
[1]	Link REIT	13,820,240	133,716
*	Galaxy Entertainment Group Ltd.	14,320,041	114,504
	Hong Kong & China Gas Co. Ltd.	72,201,606	112,109
	CLP Holdings Ltd.	10,935,121	108,070
	CK Asset Holdings Ltd.	14,362,285	98,856
	Hang Seng Bank Ltd.	4,832,808	96,404
	Jardine Matheson Holdings Ltd. (XSES)	1,370,469	87,600
	BOC Hong Kong Holdings Ltd.	23,831,939	80,774
*	Sands China Ltd.	15,978,121	67,254
	Wharf Real Estate Investment Co. Ltd.	10,904,423	63,388
	Lenovo Group Ltd.	49,602,000	56,963
	Power Assets Holdings Ltd.	9,082,606	55,731
	Xinyi Glass Holdings Ltd.	13,453,109	54,814
	MTR Corp. Ltd.	9,573,464	53,305
[2]	WH Group Ltd.	56,012,738	50,277
	New World Development Co. Ltd.	9,459,453	49,056
*,2	ESR Cayman Ltd.	12,210,852	41,172
	Henderson Land Development Co. Ltd.	8,601,045	40,702
	Hongkong Land Holdings Ltd.	7,679,333	36,572
	Sino Land Co. Ltd.	23,036,785	36,316
[2]	Budweiser Brewing Co. APAC Ltd.	11,259,275	35,453
	Wharf Holdings Ltd.	9,063,861	34,572
	AAC Technologies Holdings Inc.	4,543,713	33,994
	SITC International Holdings Co. Ltd.	7,865,863	32,871
	Hang Lung Properties Ltd.	13,424,909	32,559
	Microport Scientific Corp.	3,196,904	28,691
	ASM Pacific Technology Ltd.	2,046,974	27,729
	Chow Tai Fook Jewellery Group Ltd.	11,619,573	26,549
	PRADA SPA	3,418,855	25,940
	Want Want China Holdings Ltd.	35,286,109	24,985
	Tingyi Cayman Islands Holding Corp.	12,391,728	24,739
	Man Wah Holdings Ltd.	10,221,515	24,556
	CK Infrastructure Holdings Ltd.	4,117,904	24,530
	Minth Group Ltd.	4,656,424	22,084
	Swire Pacific Ltd. Class A	3,254,397	22,050
	Swire Properties Ltd.	7,021,367	20,914
	Vitasoy International Holdings Ltd.	5,358,482	19,893
*,2	Samsonite International SA	8,613,587	17,613
	Hysan Development Co. Ltd.	4,094,455	16,315
	Bank of East Asia Ltd.	8,455,633	15,702
*	Wynn Macau Ltd.	9,722,005	15,292
	Hang Lung Group Ltd.	5,852,455	14,928
	PCCW Ltd.	27,853,682	14,588
*	SJM Holdings Ltd.	12,507,928	13,653
[1]	Huabao International Holdings Ltd.	5,640,030	13,595
	Kerry Properties Ltd.	3,998,684	13,186
[2]	Js Global Lifestyle Co. Ltd.	4,305,000	12,120
	Kerry Logistics Network Ltd.	3,847,862	11,675
[2]	BOC Aviation Ltd.	1,380,907	11,650
*	Yue Yuen Industrial Holdings Ltd.	4,688,373	11,557
*	Pacific Basin Shipping Ltd.	28,638,148	11,538
	VTech Holdings Ltd.	1,077,125	11,335
	L'Occitane International SA	2,993,664	10,963
	NWS Holdings Ltd.	9,398,035	9,997
	NagaCorp Ltd.	10,052,432	9,695
*	Melco International Development Ltd.	5,273,639	9,671
	Fortune REIT	8,965,044	9,605
*,1	Vobile Group Ltd.	2,090,000	9,427
17

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Dairy Farm International Holdings Ltd.	1,975,631	8,385
	Uni-President China Holdings Ltd.	7,526,968	8,305
	Luk Fook Holdings International Ltd.	2,279,780	7,870
	Swire Pacific Ltd. Class B	6,933,818	7,781
	Sun Art Retail Group Ltd.	10,444,000	7,777
	Champion REIT	13,213,568	7,425
	Nexteer Automotive Group Ltd.	5,342,943	7,425
*	MGM China Holdings Ltd.	4,862,183	7,359
	IGG Inc.	5,451,937	7,203
	United Energy Group Ltd.	49,645,171	7,161
	Lee & Man Paper Manufacturing Ltd.	9,359,000	7,123
*	Shangri-La Asia Ltd.	7,222,920	7,070
*	MMG Ltd.	15,253,883	6,701
*,2	Razer Inc.	24,543,723	6,671
*,2	Everest Medicines Ltd.	653,000	6,491
	HKBN Ltd.	5,185,752	6,275
	Johnson Electric Holdings Ltd.	2,315,975	5,968
*	Cathay Pacific Airways Ltd.	6,584,442	5,564
*	Towngas China Co. Ltd.	7,387,958	5,454
	First Pacific Co. Ltd.	15,671,867	5,351
	Vinda International Holdings Ltd.	1,712,000	5,271
	Great Eagle Holdings Ltd.	1,480,000	5,026
	Haitong International Securities Group Ltd.	16,838,461	4,637
*,1	Hong Kong Television Network Ltd.	3,582,385	4,506
*,2	Frontage Holdings Corp.	4,192,000	4,446
	Cafe de Coral Holdings Ltd.	2,160,109	4,440
*	Stella International Holdings Ltd.	2,828,000	4,373
[2]	Asiainfo Technologies Ltd.	2,563,200	4,353
	SUNeVision Holdings Ltd.	4,074,000	4,176
	Sunlight REIT	7,207,365	4,165
	K Wah International Holdings Ltd.	8,195,451	3,978
	Value Partners Group Ltd.	6,114,807	3,900
*	Shun Tak Holdings Ltd.	11,989,451	3,856
*	Shui On Land Ltd.	22,965,014	3,727
[1]	C-Mer Eye Care Holdings Ltd.	2,756,000	3,539
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,241,509	3,397
	VSTECS Holdings Ltd.	4,188,000	3,381
	Texhong Textile Group Ltd.	2,008,000	3,245
*	Pou Sheng International Holdings Ltd.	13,496,071	3,178
	Dah Sing Financial Holdings Ltd.	923,124	3,153
*,1	FIH Mobile Ltd.	18,892,100	3,115
	CITIC Telecom International Holdings Ltd.	9,240,595	3,058
*	Glory Sun Financial Group Ltd.	110,640,000	2,974
*	Truly International Holdings Ltd.	10,491,276	2,958
	Prosperity REIT	7,669,063	2,934
	United Laboratories International Holdings Ltd.	3,383,654	2,777
*	China Travel International Investment Hong Kong Ltd.	16,420,841	2,726
	Chow Sang Sang Holdings International Ltd.	1,549,542	2,681
	Dah Sing Banking Group Ltd.	2,384,292	2,630
	Canvest Environmental Protection Group Co. Ltd.	4,505,821	2,624
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,543,000	2,544
	Guotai Junan International Holdings Ltd.	15,806,667	2,523
	Far East Consortium International Ltd.	6,614,763	2,496
*	Lifestyle International Holdings Ltd.	3,144,383	2,411
	Asia Cement China Holdings Corp.	2,792,500	2,188
*	Sa Sa International Holdings Ltd.	7,566,431	2,163
*,1	Cosmopolitan International Holdings Ltd.	10,874,000	2,142
	Road King Infrastructure Ltd.	1,646,105	2,047
*,1	GCL New Energy Holdings Ltd.	52,434,541	1,958
	Sun Hung Kai & Co. Ltd.	3,568,891	1,915
	Pacific Textiles Holdings Ltd.	3,165,430	1,904
18

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,2	FIT Hon Teng Ltd.	6,606,814	1,811
[2]	Crystal International Group Ltd.	3,398,288	1,744
*	Television Broadcasts Ltd.	1,828,399	1,741
	Giordano International Ltd.	7,923,213	1,724
	Dynam Japan Holdings Co. Ltd.	1,798,481	1,687
*	Esprit Holdings Ltd. (XHKG)	17,047,485	1,669
*,1	Apollo Future Mobility Group Ltd.	29,993,041	1,622
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,216,533	1,619
	SmarTone Telecommunications Holdings Ltd.	2,559,348	1,517
	Chinese Estates Holdings Ltd.	3,197,553	1,489
*,3	Convoy	62,200,399	1,338
	CMBC Capital Holdings Ltd.	102,460,000	1,306
[2]	IMAX China Holding Inc.	725,210	1,081
*,1	Digital Domain Holdings Ltd.	144,432,403	1,080
[1,2]	VPower Group International Holdings Ltd.	4,745,000	1,069
	Lee's Pharmaceutical Holdings Ltd.	1,625,214	1,017
	Texwinca Holdings Ltd.	4,527,015	1,003
	Singamas Container Holdings Ltd.	8,736,229	990
*	CITIC Resources Holdings Ltd.	15,512,000	778
*,1	Suncity Group Holdings Ltd.	13,840,000	694
*	Macau Legend Development Ltd.	4,692,000	623
*	China LNG Group Ltd.	10,999,799	594
*,3	MH Development Ltd.	2,274,000	340
*,1	NewOcean Energy Holdings Ltd.	5,288,518	306
*,3	Brightoil	10,098,301	260
*,3	Agritrade Resources Ltd.	14,695,000	157
			4,390,098
Ireland (0.2%)
	Kerry Group plc Class A	1,024,149	143,187
	Kingspan Group plc	1,003,346	94,829
	CRH plc	677,299	34,252
*	Bank of Ireland Group plc	6,103,563	32,753
	Glanbia plc (XDUB)	1,290,104	21,012
*	AIB Group plc	5,211,437	13,449
*	Dalata Hotel Group plc	1,460,718	6,657
	Hibernia REIT plc	4,418,136	6,507
*	Irish Continental Group plc	1,038,738	5,332
*	Cairn Homes plc	4,113,162	5,210
	Smurfit Kappa Group plc (XDUB)	17,019	925
*	Cairn Homes plc (XDUB)	380,724	480
*,3	Irish Bank Resolution Corp.	257,065	—
			364,593
Israel (0.5%)
*	Nice Ltd.	419,942	103,656
*	Bank Leumi Le-Israel BM	9,617,262	73,079
*	Teva Pharmaceutical Industries Ltd.	6,537,117	64,912
*	Bank Hapoalim BM	7,880,338	63,268
*	Israel Discount Bank Ltd. Class A	7,740,020	36,872
	ICL Group Ltd.	4,619,366	31,345
*	Mizrahi Tefahot Bank Ltd.	908,204	27,977
*	Tower Semiconductor Ltd.	712,101	21,060
	Elbit Systems Ltd.	162,060	20,994
*	Nova Measuring Instruments Ltd.	188,025	19,335
	Azrieli Group Ltd.	243,221	17,138
*	Bezeq The Israeli Telecommunication Corp. Ltd.	13,540,148	14,749
	Mivne Real Estate KD Ltd.	4,598,047	13,332
*	Enlight Renewable Energy Ltd.	5,967,263	12,803
*	First International Bank of Israel Ltd.	347,957	11,147
	Alony Hetz Properties & Investments Ltd.	692,067	9,646
*	Shikun & Binui Ltd.	1,381,259	8,930
19

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Big Shopping Centers Ltd.	63,686	8,159
	Strauss Group Ltd.	277,681	7,774
	Paz Oil Co. Ltd.	63,311	7,772
*	Melisron Ltd.	112,628	7,710
*	Airport City Ltd.	452,521	7,587
*	Israel Corp. Ltd.	24,622	7,461
	Harel Insurance Investments & Financial Services Ltd.	750,761	7,440
	Phoenix Holdings Ltd.	794,594	7,429
	Electra Ltd.	11,611	6,586
	Danel Adir Yeoshua Ltd.	30,402	6,371
	Amot Investments Ltd.	966,139	6,343
	Shufersal Ltd.	793,635	6,318
*	Clal Insurance Enterprises Holdings Ltd.	317,776	6,312
	REIT 1 Ltd.	1,193,002	6,302
	Gav-Yam Lands Corp. Ltd.	641,967	6,145
	Maytronics Ltd.	291,184	6,069
	Ashtrom Group Ltd.	249,918	5,674
	Shapir Engineering and Industry Ltd.	738,546	5,633
	Matrix IT Ltd.	208,236	5,630
	Fox Wizel Ltd.	45,740	5,243
*	Isracard Ltd.	1,244,755	5,103
	AudioCodes Ltd.	150,704	5,068
	Sapiens International Corp. NV	180,548	4,843
	Energix-Renewable Energies Ltd.	1,255,931	4,819
*	OPC Energy Ltd.	470,127	4,591
*	Compugen Ltd.	550,272	4,525
*	AFI Properties Ltd.	102,711	4,451
	Formula Systems 1985 Ltd.	49,504	4,440
	Hilan Ltd.	90,299	4,355
	Delek Automotive Systems Ltd.	329,995	4,340
*	FIBI Holdings Ltd.	111,664	4,178
	Mega Or Holdings Ltd.	128,679	4,144
*	Allot Ltd.	209,892	4,110
*	Summit Real Estate Holdings Ltd.	270,553	4,076
	Kenon Holdings Ltd.	109,601	3,782
	Sella Capital Real Estate Ltd.	1,330,007	3,507
*	Delek Group Ltd.	50,425	3,384
	Gazit-Globe Ltd.	458,655	3,307
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	49,231	3,239
*	Fattal Holdings 1998 Ltd.	32,932	3,129
*	Partner Communications Co. Ltd.	663,307	3,038
	Menora Mivtachim Holdings Ltd.	148,621	2,941
*	Migdal Insurance & Financial Holdings Ltd.	2,121,717	2,923
*	Equital Ltd.	106,295	2,882
*	Oil Refineries Ltd.	10,037,298	2,587
	Delta Galil Industries Ltd.	61,700	2,556
*	Cellcom Israel Ltd.	570,937	2,484
	Gilat Satellite Networks Ltd.	174,451	1,768
	IDI Insurance Co. Ltd.	49,517	1,657
*	Brack Capital Properties NV	15,356	1,639
*	Kamada Ltd.	191,190	1,121
*	Naphtha Israel Petroleum Corp. Ltd.	201,360	939
*	Teva Pharmaceutical Industries Ltd. ADR	15,694	155
			794,282
Italy (2.2%)
	Enel SPA	51,664,623	480,113
	Intesa Sanpaolo SPA	110,367,126	305,313
	Stellantis NV	13,441,297	264,436
	Eni SPA	16,708,465	203,702
	Assicurazioni Generali SPA	8,550,713	171,670
	UniCredit SPA	14,470,609	171,082
20

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Ferrari NV	807,768	166,761
	CNH Industrial NV	6,537,500	108,442
	Moncler SPA	1,430,850	96,994
[1]	Snam SPA (MTAA)	14,828,294	85,778
*	FinecoBank Banca Fineco SPA	4,055,310	70,771
	Terna Rete Elettrica Nazionale SPA	9,356,920	69,781
*,2	Nexi SPA	2,903,369	63,802
	Prysmian SPA	1,751,052	62,838
*	Atlantia SPA	3,272,901	59,429
*	Mediobanca Banca di Credito Finanziario SPA	4,924,615	57,619
	EXOR NV	686,071	55,060
	Davide Campari-Milano NV	3,282,088	43,994
	Amplifon SPA	857,509	42,398
[2]	Poste Italiane SPA	3,030,244	40,107
	Recordati Industria Chimica e Farmaceutica SPA	644,821	36,885
	Telecom Italia SPA	70,655,901	35,156
	Tenaris SA	3,101,646	33,933
	Banco BPM SPA	10,048,014	32,390
	Interpump Group SPA	533,930	31,678
	DiaSorin SPA	150,070	28,396
[2]	Infrastrutture Wireless Italiane SPA	2,340,394	26,429
	Reply SPA	150,239	24,675
[1]	Hera SPA	5,233,450	21,636
	Telecom Italia SPA Savings Shares	40,696,929	21,588
*	Leonardo SPA	2,662,991	21,547
	Italgas SPA	3,247,232	21,241
	A2A SPA	10,295,363	21,059
	Azimut Holding SPA	815,329	19,827
	De' Longhi SPA	428,944	18,697
	Banca Mediolanum SPA	1,905,223	18,555
[2]	Pirelli & C SPA	3,162,441	18,390
	Unipol Gruppo SPA	3,212,402	17,518
	Buzzi Unicem SPA	619,374	16,455
*	Banca Generali SPA	373,923	15,974
	BPER Banca	7,008,660	15,281
*	Cerved Group SPA	1,250,309	14,539
*	Brunello Cucinelli SPA	223,534	13,094
	Banca Popolare di Sondrio SCPA	2,972,686	12,915
	Freni Brembo SPA	974,508	12,350
[2]	BFF Bank SPA	1,216,420	12,194
	Iren SPA	4,177,525	11,923
	ERG SPA	369,983	10,974
[2]	Technogym SPA	800,374	10,227
*	Salvatore Ferragamo SPA	448,985	9,627
*,1	Autogrill SPA	1,245,304	9,139
*,1	Saipem SPA	3,733,498	9,059
[2]	Anima Holding SPA	1,728,941	8,604
	UnipolSai Assicurazioni SPA	2,801,419	8,138
[2]	GVS SPA	465,309	7,623
*,2	Enav SPA	1,673,062	7,543
*	Sesa SPA	42,516	7,118
[2]	Carel Industries SPA	290,152	6,975
	Tamburi Investment Partners SPA	680,240	6,677
*	Mediaset SPA	1,832,470	6,620
*	Societa Cattolica Di Assicurazione SPA	782,200	6,503
	ACEA SPA	280,167	6,477
	Gruppo MutuiOnline SPA	109,252	5,211
*	MARR SPA	216,458	5,167
	Tinexta SPA	128,904	5,020
	Falck Renewables SPA	745,579	4,919
	SOL SPA	238,059	4,803
21

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Danieli & C Officine Meccaniche SPA Savings Shares	259,118	4,467
	Piaggio & C SPA	1,111,666	4,376
[2]	doValue SPA	378,678	4,169
	Zignago Vetro SPA	205,343	4,094
[1]	Webuild SPA	1,485,644	3,946
	Maire Tecnimont SPA	1,073,688	3,930
*,1	Tod's SPA	55,930	3,802
[2]	RAI Way SPA	587,991	3,540
*	CIR SPA-Compagnie Industriali	5,608,088	3,363
	Italmobiliare SPA	90,654	3,275
	Cementir Holding NV	305,720	3,121
*,1	Saras SPA	3,652,320	3,060
*	Biesse SPA	90,441	3,028
	Datalogic SPA	125,150	2,960
	Credito Emiliano SPA	493,115	2,955
*,1	Fincantieri SPA	3,262,225	2,948
*,1	Juventus Football Club SPA	3,275,527	2,807
	Banca IFIS SPA	173,629	2,762
*,1	Banca Monte dei Paschi di Siena SPA	1,810,252	2,484
[1]	Danieli & C Officine Meccaniche SPA	83,831	2,213
	Immobiliare Grande Distribuzione SIIQ SPA	422,008	2,032
*	Arnoldo Mondadori Editore SPA	790,471	1,508
	DeA Capital SPA	540,849	835
	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	625
			3,413,139
Japan (20.6%)
	Toyota Motor Corp.	16,368,870	1,430,870
	Sony Group Corp.	8,235,784	798,601
	SoftBank Group Corp.	9,025,166	629,432
	Keyence Corp.	1,197,374	603,026
	Mitsubishi UFJ Financial Group Inc.	82,438,126	444,033
	Shin-Etsu Chemical Co. Ltd.	2,637,824	441,204
	Recruit Holdings Co. Ltd.	8,878,501	435,391
	Tokyo Electron Ltd.	981,857	424,540
	Nintendo Co. Ltd.	708,365	409,912
	Honda Motor Co. Ltd.	11,352,270	365,126
	Nidec Corp.	3,079,122	354,069
	Hitachi Ltd.	6,149,369	352,403
	KDDI Corp.	11,169,525	347,994
	Daikin Industries Ltd.	1,762,323	328,409
	Takeda Pharmaceutical Co. Ltd.	9,410,031	315,806
	Hoya Corp.	2,372,476	313,808
	FANUC Corp.	1,276,635	306,134
	Sumitomo Mitsui Financial Group Inc.	8,627,220	297,397
	Murata Manufacturing Co. Ltd.	3,788,720	288,605
	Daiichi Sankyo Co. Ltd.	12,497,092	269,601
	ITOCHU Corp.	8,988,034	259,347
	Fast Retailing Co. Ltd.	341,078	256,384
	Seven & i Holdings Co. Ltd.	5,116,067	245,064
	Mizuho Financial Group Inc.	16,869,440	241,781
	Mitsui & Co. Ltd.	10,719,395	241,462
	Softbank Corp.	18,094,791	236,589
	Fujitsu Ltd.	1,249,097	233,705
	SMC Corp.	379,465	224,490
	Mitsubishi Corp.	7,951,567	217,207
	Astellas Pharma Inc.	12,335,753	214,971
	Nippon Telegraph & Telephone Corp.	8,035,409	210,087
	Denso Corp.	3,024,489	206,244
	M3 Inc.	2,799,029	203,933
	Tokio Marine Holdings Inc.	4,291,529	197,669
	Mitsubishi Electric Corp.	13,138,268	190,731
22

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Shiseido Co. Ltd.	2,580,381	190,326
	Kao Corp.	3,077,982	189,789
	Central Japan Railway Co.	1,204,629	183,044
	Oriental Land Co. Ltd.	1,246,010	177,514
	Terumo Corp.	4,377,514	177,300
	Bridgestone Corp.	3,833,592	174,246
	FUJIFILM Holdings Corp.	2,346,789	173,589
	Eisai Co. Ltd.	1,756,920	172,665
	Chugai Pharmaceutical Co. Ltd.	4,323,809	171,381
	East Japan Railway Co.	2,400,787	171,210
	Panasonic Corp.	14,172,162	163,186
	Komatsu Ltd.	6,090,692	150,888
[1]	Canon Inc.	6,621,162	149,651
	Sysmex Corp.	1,260,533	149,543
	Japan Tobacco Inc.	7,873,488	148,796
	Kubota Corp.	7,239,552	146,454
	Mitsui Fudosan Co. Ltd.	6,110,548	141,298
	Olympus Corp.	7,009,688	139,429
	ORIX Corp.	8,118,673	137,219
	Asahi Group Holdings Ltd.	2,797,310	130,743
	Dai-ichi Life Holdings Inc.	7,051,030	129,733
	Daiwa House Industry Co. Ltd.	4,247,451	127,714
	Suzuki Motor Corp.	3,007,238	127,446
	Toshiba Corp.	2,935,878	126,833
	Kyocera Corp.	2,040,476	126,061
	Aeon Co. Ltd.	4,673,433	125,457
	Shimano Inc.	518,879	123,454
	Mitsubishi Estate Co. Ltd.	7,562,487	122,237
	Advantest Corp.	1,307,687	117,413
	Otsuka Holdings Co. Ltd.	2,784,562	115,621
	Unicharm Corp.	2,593,675	104,474
	Nomura Holdings Inc.	20,203,119	102,823
	Sumitomo Corp.	7,440,289	99,763
	Kirin Holdings Co. Ltd.	5,088,304	99,303
	Secom Co. Ltd.	1,285,484	97,980
	Omron Corp.	1,233,495	97,664
	Lasertec Corp.	503,998	97,486
	TDK Corp.	797,190	96,504
	Shionogi & Co. Ltd.	1,804,428	94,040
	Sumitomo Realty & Development Co. Ltd.	2,620,763	93,731
	Toyota Industries Corp.	1,063,754	91,988
	Nippon Steel Corp.	5,419,790	91,639
	Marubeni Corp.	10,393,331	90,510
	Asahi Kasei Corp.	8,211,275	90,252
	MS&AD Insurance Group Holdings Inc.	3,121,281	90,243
	Bandai Namco Holdings Inc.	1,296,970	89,763
	NEC Corp.	1,742,328	89,650
	Z Holdings Corp.	17,538,998	87,773
	Nitori Holdings Co. Ltd.	495,872	87,570
	Ajinomoto Co. Inc.	3,247,045	84,357
	Yaskawa Electric Corp.	1,711,172	83,566
	ENEOS Holdings Inc.	19,857,105	83,217
	Obic Co. Ltd.	444,355	82,641
	Sompo Holdings Inc.	2,187,149	81,008
	Subaru Corp.	4,052,292	80,314
	Kikkoman Corp.	1,214,499	80,094
	Japan Exchange Group Inc.	3,557,370	79,244
	Sekisui House Ltd.	3,790,106	77,829
	Sumitomo Mitsui Trust Holdings Inc.	2,426,189	77,396
	Makita Corp.	1,619,394	76,253
	SG Holdings Co. Ltd.	2,812,248	73,847
23

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Sumitomo Electric Industries Ltd.	4,988,115	73,674
	Nitto Denko Corp.	974,344	72,560
*	Japan Post Holdings Co. Ltd.	8,822,957	72,469
	MINEBEA MITSUMI Inc.	2,700,596	71,353
	Mitsubishi Chemical Holdings Corp.	8,457,127	71,158
*	Renesas Electronics Corp.	6,584,827	71,066
	Nippon Paint Holdings Co. Ltd.	5,252,180	71,052
	Pan Pacific International Holdings Corp.	3,387,552	70,444
	Toyota Tsusho Corp.	1,480,296	70,260
	Shimadzu Corp.	1,787,912	69,086
	West Japan Railway Co.	1,204,670	68,841
	Toray Industries Inc.	10,064,247	67,088
	NTT Data Corp.	4,176,181	65,194
*	Nissan Motor Co. Ltd.	12,803,208	63,782
	Ono Pharmaceutical Co. Ltd.	2,844,885	63,441
	Yamato Holdings Co. Ltd.	2,222,378	63,147
	MISUMI Group Inc.	1,851,779	62,667
	Nippon Building Fund Inc.	9,844	61,334
	Sumitomo Metal Mining Co. Ltd.	1,572,707	61,164
	Nexon Co. Ltd.	2,728,921	60,731
	Rakuten Group Inc.	5,372,228	60,659
	Kyowa Kirin Co. Ltd.	1,651,074	58,721
	Daifuku Co. Ltd.	641,396	58,193
	Resona Holdings Inc.	14,981,308	57,763
	Nomura Research Institute Ltd.	1,733,322	57,246
	Chubu Electric Power Co. Inc.	4,636,562	56,727
	Mitsubishi Heavy Industries Ltd.	1,905,594	56,257
	Yamaha Corp.	1,036,288	56,257
	Disco Corp.	184,588	56,124
	Daiwa Securities Group Inc.	9,985,227	54,855
	CyberAgent Inc.	2,549,286	54,598
	Nippon Yusen KK	1,067,988	54,198
	MEIJI Holdings Co. Ltd.	896,970	53,751
	Sumitomo Chemical Co. Ltd.	10,003,470	53,167
	Tokyo Gas Co. Ltd.	2,810,351	53,008
	Japan Real Estate Investment Corp.	8,616	52,915
	Dentsu Group Inc.	1,457,997	52,310
	Odakyu Electric Railway Co. Ltd.	2,040,735	51,618
	AGC Inc.	1,223,148	51,238
	Hamamatsu Photonics KK	847,616	51,060
	Ricoh Co. Ltd.	4,472,785	50,346
	Yamaha Motor Co. Ltd.	1,849,509	50,237
	Yakult Honsha Co. Ltd.	886,433	50,192
	Rohm Co. Ltd.	544,306	50,091
	TOTO Ltd.	959,346	49,707
	Japan Metropolitan Fund Investment	45,641	49,473
	Aisin Corp.	1,146,091	49,141
	Osaka Gas Co. Ltd.	2,612,882	48,754
	Nomura Real Estate Master Fund Inc.	29,772	47,648
	Koito Manufacturing Co. Ltd.	761,611	47,390
	GLP J-REIT	27,491	47,365
	Nippon Prologis REIT Inc.	14,844	47,206
	Daito Trust Construction Co. Ltd.	428,171	46,715
	T&D Holdings Inc.	3,566,863	46,287
	Kansai Electric Power Co. Inc.	4,824,290	46,032
	Isuzu Motors Ltd.	3,421,291	45,399
	Inpex Corp.	6,060,657	45,360
	Lixil Corp.	1,739,594	45,016
	Keio Corp.	763,324	44,934
	Nihon M&A Center Inc.	1,732,016	44,860
	Hankyu Hanshin Holdings Inc.	1,440,916	44,478
24

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Tokyu Corp.	3,251,484	44,253
	Nissan Chemical Corp.	885,897	43,303
*	Kintetsu Group Holdings Co. Ltd.	1,190,934	41,860
	Taiyo Yuden Co. Ltd.	823,700	40,642
	Trend Micro Inc.	767,687	40,199
	Mitsui Chemicals Inc.	1,159,766	40,091
	TIS Inc.	1,566,624	39,982
	JFE Holdings Inc.	3,404,054	39,936
	Daiwa House REIT Investment Corp.	13,370	39,344
	Fuji Electric Co. Ltd.	833,832	38,921
	Sekisui Chemical Co. Ltd.	2,270,365	38,873
	Dai Nippon Printing Co. Ltd.	1,823,021	38,578
	Ibiden Co. Ltd.	712,843	38,368
	SBI Holdings Inc.	1,596,414	37,708
	SUMCO Corp.	1,533,525	37,565
	Idemitsu Kosan Co. Ltd.	1,553,556	37,535
	Kajima Corp.	2,957,124	37,525
	Konami Holdings Corp.	619,047	37,075
	MonotaRO Co. Ltd.	1,554,578	36,633
	JSR Corp.	1,197,806	36,386
	Azbil Corp.	873,804	36,208
	Taisei Corp.	1,093,999	35,905
	Otsuka Corp.	681,622	35,731
*	Mazda Motor Corp.	3,785,818	35,717
	Obayashi Corp.	4,473,605	35,667
	Nippon Express Co. Ltd.	464,012	35,383
	Mitsui OSK Lines Ltd.	734,859	35,319
	Capcom Co. Ltd.	1,203,926	35,189
	Kurita Water Industries Ltd.	727,509	34,970
	Tobu Railway Co. Ltd.	1,344,530	34,802
	GMO Payment Gateway Inc.	267,875	34,790
	Kobayashi Pharmaceutical Co. Ltd.	406,525	34,760
	Oji Holdings Corp.	5,854,247	33,643
	Orix JREIT Inc.	17,473	33,543
	Nissin Foods Holdings Co. Ltd.	458,755	33,034
	Kansai Paint Co. Ltd.	1,281,489	32,711
	Ryohin Keikaku Co. Ltd.	1,558,855	32,702
	Santen Pharmaceutical Co. Ltd.	2,365,393	32,646
	Hirose Electric Co. Ltd.	222,593	32,564
	BayCurrent Consulting Inc.	89,648	32,210
	Tosoh Corp.	1,850,708	31,911
	Seiko Epson Corp.	1,800,453	31,648
	Suntory Beverage & Food Ltd.	836,658	31,536
	Brother Industries Ltd.	1,568,689	31,332
	Ebara Corp.	628,916	30,979
	Toho Co. Ltd. (XTKS)	747,014	30,801
*	Tokyo Electric Power Co. Holdings Inc.	10,313,351	30,711
	Kose Corp.	191,590	30,098
	Asahi Intecc Co. Ltd.	1,251,366	29,918
	TOPPAN Inc.	1,853,066	29,801
	Hoshizaki Corp.	348,231	29,583
	Keisei Electric Railway Co. Ltd.	920,764	29,435
	NGK Insulators Ltd.	1,726,536	29,057
	Food & Life Cos. Ltd.	672,896	29,009
	Toho Gas Co. Ltd.	589,045	28,919
	Nabtesco Corp.	759,860	28,667
	Asics Corp.	1,128,904	28,624
*	PeptiDream Inc.	584,891	28,584
	Advance Residence Investment Corp.	8,572	28,555
	United Urban Investment Corp.	19,720	28,481
	Lion Corp.	1,674,610	28,386
25

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Showa Denko KK	953,207	28,329
	Miura Co. Ltd.	651,482	28,289
	Tsuruha Holdings Inc.	242,880	28,268
	Shimizu Corp.	3,653,792	28,079
	Stanley Electric Co. Ltd.	960,000	27,736
	Concordia Financial Group Ltd.	7,401,279	27,198
	Nippon Shinyaku Co. Ltd.	341,663	27,182
	Hulic Co. Ltd.	2,414,900	27,129
	Takeda Pharmaceutical Co. Ltd. ADR	1,567,244	26,377
	Kakaku.com Inc.	863,395	25,974
	Hikari Tsushin Inc.	147,426	25,910
	Shizuoka Bank Ltd.	3,327,373	25,821
	Marui Group Co. Ltd.	1,367,491	25,801
	SCREEN Holdings Co. Ltd.	259,725	25,525
	NH Foods Ltd.	651,848	25,339
	Square Enix Holdings Co. Ltd.	511,679	25,269
	Mitsubishi Gas Chemical Co. Inc.	1,192,380	25,266
	Nisshin Seifun Group Inc.	1,709,398	25,061
*	Hitachi Metals Ltd.	1,310,729	25,048
	ZOZO Inc.	735,642	24,942
	NSK Ltd.	2,940,502	24,872
	Koei Tecmo Holdings Co. Ltd.	507,432	24,670
	Chiba Bank Ltd.	4,076,698	24,640
	Hakuhodo DY Holdings Inc.	1,578,672	24,587
	USS Co. Ltd.	1,405,953	24,577
	Tohoku Electric Power Co. Inc.	3,129,380	24,536
*	ANA Holdings Inc.	1,043,635	24,528
	Iida Group Holdings Co. Ltd.	943,217	24,261
	Tokyu Fudosan Holdings Corp.	4,029,662	24,232
	Sojitz Corp.	7,994,465	24,182
	Industrial & Infrastructure Fund Investment Corp.	12,618	24,050
*	Nagoya Railroad Co. Ltd.	1,288,532	23,985
	Yokogawa Electric Corp.	1,603,081	23,975
	Casio Computer Co. Ltd.	1,423,773	23,890
	Kyushu Electric Power Co. Inc.	3,080,290	23,721
	Kyushu Railway Co.	1,045,674	23,596
	Haseko Corp.	1,714,608	23,506
	NOF Corp.	445,456	23,225
	Rinnai Corp.	243,511	23,178
	Sumitomo Dainippon Pharma Co. Ltd.	1,104,204	23,160
	Mitsubishi HC Capital Inc. (XTKS)	4,317,284	23,151
	Open House Co. Ltd.	491,714	23,106
	Hisamitsu Pharmaceutical Co. Inc.	467,718	23,093
	Toyo Suisan Kaisha Ltd.	598,918	23,084
	Nikon Corp.	2,145,413	22,886
	Japan Prime Realty Investment Corp.	5,843	22,860
	Japan Post Bank Co. Ltd.	2,705,692	22,756
	THK Co. Ltd.	756,881	22,587
	Japan Post Insurance Co. Ltd.	1,219,398	22,563
	Yamada Denki Co. Ltd.	4,866,724	22,504
	Matsumotokiyoshi Holdings Co. Ltd.	505,576	22,381
	Ito En Ltd.	375,831	22,306
	Sekisui House REIT Inc.	26,737	22,127
	Tokyo Century Corp.	410,225	22,055
	Kuraray Co. Ltd.	2,292,287	22,026
	Bank of Kyoto Ltd.	480,149	21,844
	Persol Holdings Co. Ltd.	1,106,050	21,841
	Activia Properties Inc.	4,598	21,765
	Welcia Holdings Co. Ltd.	664,240	21,720
	Hitachi Construction Machinery Co. Ltd.	706,788	21,646
	Sharp Corp.	1,304,111	21,515
26

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Japan Airlines Co. Ltd.	972,702	21,062
	Amada Co. Ltd.	2,063,226	20,927
	Nifco Inc.	553,003	20,914
*	Kawasaki Heavy Industries Ltd.	968,449	20,810
	Sumitomo Heavy Industries Ltd.	750,185	20,744
	COMSYS Holdings Corp.	737,359	20,425
	Sohgo Security Services Co. Ltd.	447,909	20,407
[1]	Pigeon Corp.	718,577	20,267
	Keikyu Corp.	1,650,796	20,221
*,1	Skylark Holdings Co. Ltd.	1,453,894	20,189
	Iwatani Corp.	336,160	20,142
	LaSalle Logiport REIT	11,847	19,977
*	IHI Corp.	831,830	19,872
	Itochu Techno-Solutions Corp.	639,952	19,797
*	Kawasaki Kisen Kaisha Ltd.	547,059	19,682
*	Keihan Holdings Co. Ltd.	648,714	19,616
	Taiyo Nippon Sanso Corp.	952,003	19,543
	NGK Spark Plug Co. Ltd.	1,295,690	19,262
	Denka Co. Ltd.	573,258	19,056
	Nomura Real Estate Holdings Inc.	746,747	18,914
	Fukuoka Financial Group Inc.	1,078,355	18,886
	Tokyo Tatemono Co. Ltd.	1,322,097	18,870
	Teijin Ltd.	1,233,152	18,826
	Nichirei Corp.	711,287	18,702
	Medipal Holdings Corp.	963,354	18,418
	Chugoku Electric Power Co. Inc.	2,013,104	18,370
	NET One Systems Co. Ltd.	553,958	18,262
	Air Water Inc.	1,176,918	18,129
	Tokai Carbon Co. Ltd.	1,305,739	18,008
	Kenedix Office Investment Corp.	2,534	17,846
	Japan Hotel REIT Investment Corp.	29,777	17,828
	Nippon Accommodations Fund Inc.	3,091	17,823
	Mitsui Fudosan Logistics Park Inc.	3,344	17,808
	Aozora Bank Ltd.	781,881	17,527
	Rohto Pharmaceutical Co. Ltd.	647,683	17,409
	Sega Sammy Holdings Inc.	1,322,188	17,365
	Alfresa Holdings Corp.	1,159,229	17,314
	Sugi Holdings Co. Ltd.	236,399	17,247
[1]	Japan Logistics Fund Inc.	5,723	17,209
	Taiheiyo Cement Corp.	773,471	17,002
[1]	Anritsu Corp.	911,807	16,984
	TechnoPro Holdings Inc.	718,068	16,979
	Cosmos Pharmaceutical Corp.	115,306	16,942
	Kyowa Exeo Corp.	677,951	16,688
	Konica Minolta Inc.	3,007,698	16,663
	Horiba Ltd.	256,162	16,625
	Mitsubishi Materials Corp.	831,411	16,622
	Oracle Corp. Japan	217,435	16,614
	SCSK Corp.	278,667	16,604
	Sumitomo Rubber Industries Ltd.	1,196,019	16,535
	Zensho Holdings Co. Ltd.	639,481	16,423
	Sumitomo Forestry Co. Ltd.	894,347	16,372
	Isetan Mitsukoshi Holdings Ltd.	2,328,171	16,273
	Ulvac Inc.	319,502	16,179
*	Seibu Holdings Inc.	1,368,231	16,047
*	Japan Airport Terminal Co. Ltd.	356,310	16,007
	Sanwa Holdings Corp.	1,301,397	16,006
	Shinko Electric Industries Co. Ltd.	437,397	15,988
	Relo Group Inc.	693,613	15,844
	Mori Hills REIT Investment Corp.	10,532	15,799
	Kewpie Corp.	703,535	15,790
27

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Hino Motors Ltd.	1,781,074	15,754
	Electric Power Development Co. Ltd.	1,097,505	15,702
	Tokyo Ohka Kogyo Co. Ltd.	249,303	15,692
	JTEKT Corp.	1,501,687	15,453
	Nankai Electric Railway Co. Ltd.	721,227	15,426
	Taisho Pharmaceutical Holdings Co. Ltd.	285,983	15,309
	Shinsei Bank Ltd.	1,160,145	15,256
	AEON REIT Investment Corp.	10,285	15,202
	Kaneka Corp.	376,493	15,190
	Yokohama Rubber Co. Ltd.	696,214	14,953
	Lawson Inc.	319,693	14,807
	House Foods Group Inc.	482,928	14,793
	Fancl Corp.	454,128	14,738
	Jeol Ltd.	251,348	14,678
	J Front Retailing Co. Ltd.	1,641,647	14,603
	Suzuken Co. Ltd.	495,648	14,529
	Coca-Cola Bottlers Japan Holdings Inc.	927,030	14,512
	Zenkoku Hosho Co. Ltd.	335,310	14,385
	Takara Holdings Inc.	1,149,598	14,341
	Sankyu Inc.	329,694	14,327
	Daicel Corp.	1,736,353	14,287
	Toyo Tire Corp.	672,885	14,248
	Alps Alpine Co. Ltd.	1,335,539	14,134
	Morinaga Milk Industry Co. Ltd.	270,444	14,095
	Frontier Real Estate Investment Corp.	3,010	14,057
	Mebuki Financial Group Inc.	6,647,062	14,055
	Nihon Kohden Corp.	491,096	14,015
	Kenedix Residential Next Investment Corp.	6,480	13,999
	Sundrug Co. Ltd.	440,370	13,997
	Daiwa Securities Living Investments Corp.	12,867	13,976
	Goldwin Inc.	237,274	13,935
	Kagome Co. Ltd.	527,670	13,935
	DIC Corp.	547,575	13,851
	Shimamura Co. Ltd.	144,331	13,847
	Tsumura & Co.	438,550	13,785
	Ube Industries Ltd.	672,944	13,675
	Ushio Inc.	745,378	13,626
	Kamigumi Co. Ltd.	661,091	13,416
	JGC Holdings Corp.	1,439,198	13,410
	Zeon Corp.	967,480	13,390
	Toyo Seikan Group Holdings Ltd.	976,546	13,370
	Hulic REIT Inc.	7,944	13,370
	Kinden Corp.	816,644	13,345
*	Park24 Co. Ltd.	733,789	13,312
	Justsystems Corp.	226,262	13,304
	DeNA Co. Ltd.	618,588	13,186
	Comforia Residential REIT Inc.	4,167	13,127
	Penta-Ocean Construction Co. Ltd.	1,879,111	13,094
	Pola Orbis Holdings Inc.	493,191	13,004
	Nihon Unisys Ltd.	428,600	12,898
	GS Yuasa Corp.	502,266	12,844
	Fuji Corp.	558,507	12,793
	SHO-BOND Holdings Co. Ltd.	305,404	12,715
	K's Holdings Corp	1,105,182	12,701
	Kobe Steel Ltd.	1,975,004	12,686
	Ezaki Glico Co. Ltd.	340,143	12,676
	Mabuchi Motor Co. Ltd.	332,414	12,567
[1]	Mitsubishi Logistics Corp.	423,328	12,539
	Credit Saison Co. Ltd.	1,023,661	12,508
	Nippon Electric Glass Co. Ltd.	532,070	12,494
	Daiwa Office Investment Corp.	1,794	12,471
28

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	JCR Pharmaceuticals Co. Ltd.	369,764	12,466
	Invincible Investment Corp.	32,297	12,424
	ADEKA Corp.	661,747	12,419
	Benefit One Inc.	393,604	12,392
	Outsourcing Inc.	680,773	12,360
	NTT UD REIT Investment Corp.	8,369	12,356
	DMG Mori Co. Ltd.	685,603	12,329
	Aica Kogyo Co. Ltd.	348,670	12,253
	Nishi-Nippon Railroad Co. Ltd.	502,246	12,176
	Toyoda Gosei Co. Ltd.	493,103	12,162
	Nippon Gas Co. Ltd.	713,787	12,153
	Aeon Mall Co. Ltd.	787,491	12,138
	Ship Healthcare Holdings Inc.	515,272	12,040
	Dowa Holdings Co. Ltd.	302,771	11,951
	NIPPON REIT Investment Corp.	2,860	11,760
	Jafco Co. Ltd.	188,292	11,740
	Seino Holdings Co. Ltd.	914,753	11,736
	Japan Excellent Inc.	8,212	11,712
	Benesse Holdings Inc.	471,449	11,708
*	Mitsubishi Motors Corp.	4,154,220	11,700
*	RENOVA Inc.	297,100	11,687
	Menicon Co. Ltd.	165,813	11,616
	Yamazaki Baking Co. Ltd.	821,900	11,601
	Rengo Co. Ltd.	1,388,401	11,572
	Daido Steel Co. Ltd.	233,071	11,538
	Daiseki Co. Ltd.	256,258	11,511
	Fujitec Co. Ltd.	518,120	11,486
	Ain Holdings Inc.	184,219	11,479
	Kadokawa Corp.	282,218	11,462
	Sawai Group Holdings Co. Ltd.	256,807	11,458
	Calbee Inc.	496,306	11,454
	Amano Corp.	449,295	11,362
	Tokyo Seimitsu Co. Ltd.	251,552	11,356
	Infomart Corp.	1,383,196	11,351
	FP Corp.	301,544	11,178
	Internet Initiative Japan Inc.	358,256	11,134
*	SHIFT Inc.	72,000	11,087
	Acom Co. Ltd.	2,527,069	11,027
	Mitsubishi Estate Logistics REIT Investment Corp.	2,485	10,992
	PALTAC Corp.	210,807	10,941
	Nagase & Co. Ltd.	718,698	10,743
	Toda Corp.	1,552,936	10,715
	Tokyu REIT Inc.	5,813	10,708
	Japan Steel Works Ltd.	415,924	10,679
	As One Corp.	81,815	10,678
	Japan Elevator Service Holdings Co. Ltd.	459,900	10,667
	GMO internet Inc.	388,797	10,612
[1]	cocokara fine Inc.	141,783	10,594
	Nishimatsu Construction Co. Ltd.	339,461	10,584
	Nippon Kayaku Co. Ltd.	1,107,079	10,470
	Kenedix Retail REIT Corp.	3,844	10,395
	TS Tech Co. Ltd.	670,008	10,374
	Daiwabo Holdings Co. Ltd.	602,180	10,335
	Takashimaya Co. Ltd.	947,974	10,335
	Hirogin Holdings Inc.	1,948,135	10,298
	Nippon Shokubai Co. Ltd.	211,996	10,217
	Sotetsu Holdings Inc.	517,184	10,209
	Furukawa Electric Co. Ltd.	408,157	10,178
	Mitsui Mining & Smelting Co. Ltd.	365,658	10,145
	Topcon Corp.	677,180	10,075
	ABC-Mart Inc.	174,482	10,035
29

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Daiichikosho Co. Ltd.	261,036	10,027
	Mirait Holdings Corp.	561,914	9,965
	SMS Co. Ltd.	333,403	9,963
	Izumi Co. Ltd.	263,953	9,929
	Cosmo Energy Holdings Co. Ltd.	429,299	9,855
	Asahi Holdings Inc.	482,998	9,828
	Bic Camera Inc.	972,515	9,793
	Hachijuni Bank Ltd.	3,004,767	9,713
	OKUMA Corp.	198,021	9,701
	Fujitsu General Ltd.	365,133	9,670
	Tokuyama Corp.	474,483	9,666
	Nippo Corp.	334,534	9,542
	Maruichi Steel Tube Ltd.	404,970	9,521
	NOK Corp.	758,919	9,442
	Sumitomo Bakelite Co. Ltd.	212,306	9,393
	Digital Garage Inc.	208,795	9,380
	Kaken Pharmaceutical Co. Ltd.	218,504	9,376
	Mani Inc.	408,289	9,362
	Mizuho Leasing Co. Ltd.	276,654	9,320
	Mori Trust Sogo REIT Inc.	6,560	9,276
	Nichias Corp.	367,951	9,275
	Kobe Bussan Co. Ltd.	292,492	9,215
	AEON Financial Service Co. Ltd.	779,128	9,195
	Seven Bank Ltd.	4,321,996	9,188
	Nipro Corp.	777,466	9,185
	Daio Paper Corp.	545,454	9,029
	Heiwa Real Estate REIT Inc.	5,714	8,992
	Katitas Co. Ltd.	319,278	8,976
	Miraca Holdings Inc.	347,665	8,971
	Kyushu Financial Group Inc.	2,534,799	8,967
	OSG Corp.	516,518	8,965
	Hazama Ando Corp.	1,215,696	8,950
	Iyo Bank Ltd.	1,812,444	8,932
	Hoshino Resorts REIT Inc.	1,454	8,833
	Hitachi Transport System Ltd.	212,064	8,812
	Yamaguchi Financial Group Inc.	1,527,801	8,754
	Meitec Corp.	161,634	8,751
	Kokuyo Co. Ltd.	555,477	8,685
	Sapporo Holdings Ltd.	415,924	8,674
	Gunma Bank Ltd.	2,742,840	8,669
	Systena Corp.	452,840	8,661
	Chugoku Bank Ltd.	1,135,375	8,653
[1]	Invesco Office J-REIT Inc.	42,284	8,632
	Mitsui High-Tec Inc.	148,743	8,524
	NHK Spring Co. Ltd.	1,028,040	8,462
	Morinaga & Co. Ltd.	263,441	8,425
	Nippon Suisan Kaisha Ltd.	1,751,333	8,352
	Toyota Boshoku Corp.	402,298	8,350
	Kyudenko Corp.	258,859	8,331
	Heiwa Real Estate Co. Ltd.	219,996	8,294
	Toei Co. Ltd.	44,357	8,280
	Wacoal Holdings Corp.	363,210	8,227
*,1	Yoshinoya Holdings Co. Ltd.	428,426	8,189
	Takara Bio Inc.	304,412	8,114
	CKD Corp.	385,389	8,100
	Toagosei Co. Ltd.	796,421	8,099
	Inaba Denki Sangyo Co. Ltd.	346,316	8,071
*	Fujikura Ltd.	1,727,536	8,053
	Yaoko Co. Ltd.	139,965	8,034
	Fukuoka REIT Corp.	4,777	8,032
	Fuyo General Lease Co. Ltd.	126,491	7,998
30

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Nisshinbo Holdings Inc.	920,926	7,975
	Kotobuki Spirits Co. Ltd.	122,764	7,951
	Pilot Corp.	232,544	7,891
	Fukuyama Transporting Co. Ltd.	212,169	7,888
	Monex Group Inc.	1,170,286	7,879
	Tadano Ltd.	747,663	7,799
	NSD Co. Ltd.	455,908	7,617
	Sankyo Co. Ltd.	297,604	7,610
*	Shochiku Co. Ltd.	65,591	7,566
	Kusuri no Aoki Holdings Co. Ltd.	103,504	7,527
	Yamato Kogyo Co. Ltd.	227,115	7,503
*	Raksul Inc.	153,700	7,494
*	NTN Corp.	2,856,987	7,468
	Maeda Corp.	859,700	7,458
	Takuma Co. Ltd.	492,448	7,441
	Nikkon Holdings Co. Ltd.	339,129	7,397
	JINS Holdings Inc.	96,309	7,372
	Macnica Fuji Electronics Holdings Inc.	306,698	7,366
	Kanematsu Corp.	551,489	7,344
	Fuji Kyuko Co. Ltd.	152,487	7,299
	Lintec Corp.	335,240	7,268
	Ariake Japan Co. Ltd.	116,895	7,243
	Glory Ltd.	347,642	7,220
	IR Japan Holdings Ltd.	57,400	7,217
	Global One Real Estate Investment Corp.	6,379	7,179
	Fuji Oil Holdings Inc.	300,232	7,143
	Mixi Inc.	269,725	7,119
	en japan Inc.	200,000	7,101
	Resorttrust Inc.	429,431	7,010
*	Descente Ltd.	251,137	7,008
	Hitachi Zosen Corp.	1,083,838	6,993
	Canon Marketing Japan Inc.	300,652	6,981
	Nippon Paper Industries Co. Ltd.	622,188	6,979
	Shikoku Electric Power Co. Inc.	1,019,876	6,947
	NEC Networks & System Integration Corp.	439,879	6,945
	Hanwa Co. Ltd.	238,964	6,915
	Sakata Seed Corp.	209,494	6,878
	Toyobo Co. Ltd.	573,308	6,876
	Ichigo Office REIT Investment Corp.	7,741	6,875
	Kureha Corp.	117,900	6,828
	NS Solutions Corp.	211,502	6,806
	Fuji Soft Inc.	135,478	6,783
	Milbon Co. Ltd.	119,625	6,762
	Takasago Thermal Engineering Co. Ltd.	401,331	6,697
	Aiful Corp.	1,932,944	6,691
	Colowide Co. Ltd.	374,635	6,678
	Dexerials Corp.	317,058	6,673
	Okamura Corp.	489,509	6,635
	Nippon Light Metal Holdings Co. Ltd.	394,179	6,622
	Senko Group Holdings Co. Ltd.	676,069	6,606
*	Sanrio Co. Ltd.	371,456	6,566
	Trusco Nakayama Corp.	255,747	6,527
	Citizen Watch Co. Ltd.	1,765,061	6,519
	Toshiba TEC Corp.	157,701	6,485
	Iriso Electronics Co. Ltd.	132,877	6,437
	Musashi Seimitsu Industry Co. Ltd.	288,912	6,433
	Information Services International-Dentsu Ltd.	155,730	6,416
*	Sanken Electric Co. Ltd.	128,761	6,405
	Hankyu Hanshin REIT Inc.	4,390	6,355
	Hokuhoku Financial Group Inc.	866,916	6,349
	TOKAI Holdings Corp.	773,440	6,297
31

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	DCM Holdings Co. Ltd.	656,448	6,257
	Duskin Co. Ltd.	273,304	6,240
	DTS Corp.	260,334	6,209
	Heiwa Corp.	350,079	6,198
	Daishi Hokuetsu Financial Group Inc.	284,212	6,182
	Hokuriku Electric Power Co.	1,131,864	6,177
	Nihon Parkerizing Co. Ltd.	615,607	6,167
	Sumitomo Osaka Cement Co. Ltd.	226,094	6,160
	Okumura Corp.	234,180	6,158
	Tsubakimoto Chain Co.	214,198	6,116
	Wacom Co. Ltd.	932,430	5,924
	Fujimi Inc.	129,142	5,881
	Shoei Co. Ltd.	155,436	5,871
*	Oisix ra daichi Inc.	158,915	5,821
	Elecom Co. Ltd.	309,178	5,783
	Kumagai Gumi Co. Ltd.	228,298	5,762
	TKC Corp.	189,548	5,736
	SOSiLA Logistics REIT Inc.	4,037	5,717
	eRex Co. Ltd.	235,392	5,702
	Nitto Boseki Co. Ltd.	184,153	5,682
	Eizo Corp.	127,267	5,679
*	Change Inc.	212,200	5,666
	Taikisha Ltd.	189,818	5,665
	OBIC Business Consultants Co. Ltd.	98,132	5,646
	Toho Holdings Co. Ltd.	349,503	5,635
	Nishi-Nippon Financial Holdings Inc.	979,947	5,599
	EDION Corp.	571,623	5,593
	Itoham Yonekyu Holdings Inc.	866,788	5,583
	Fuji Seal International Inc.	265,030	5,565
	Takeuchi Manufacturing Co. Ltd.	222,697	5,548
	Star Asia Investment Corp.	9,924	5,545
	Kohnan Shoji Co. Ltd.	160,494	5,537
	Itochu Advance Logistics Investment Corp.	3,882	5,537
	Seiren Co. Ltd.	279,976	5,521
	Shiga Bank Ltd.	314,054	5,507
	Mochida Pharmaceutical Co. Ltd.	166,822	5,478
	Daihen Corp.	131,171	5,453
	Japan Lifeline Co. Ltd.	447,377	5,440
	Earth Corp.	93,591	5,438
	Rorze Corp.	61,810	5,421
	Makino Milling Machine Co. Ltd.	134,040	5,410
[1]	Kura Sushi Inc.	129,150	5,400
	Autobacs Seven Co. Ltd.	404,357	5,385
*	HIS Co. Ltd.	248,164	5,368
	Hokkaido Electric Power Co. Inc.	1,180,920	5,353
	KH Neochem Co. Ltd.	230,377	5,352
	UT Group Co. Ltd.	183,200	5,346
	Kandenko Co. Ltd.	684,068	5,344
	Valor Holdings Co. Ltd.	262,409	5,342
	Maruwa Co. Ltd.	53,044	5,341
	Kiyo Bank Ltd.	409,816	5,314
	Tokai Rika Co. Ltd.	329,887	5,305
	Tokyo Steel Manufacturing Co. Ltd.	529,154	5,284
	Prima Meat Packers Ltd.	194,040	5,248
	Sangetsu Corp.	375,220	5,234
[1]	Atom Corp.	746,225	5,201
	Nojima Corp.	210,214	5,194
	Kyoritsu Maintenance Co. Ltd.	159,351	5,191
	Megmilk Snow Brand Co. Ltd.	271,816	5,174
	Taiyo Holdings Co. Ltd.	109,199	5,162
	Starts Corp. Inc.	201,640	5,154
32

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Tokai Tokyo Financial Holdings Inc.	1,453,116	5,154
	Japan Aviation Electronics Industry Ltd.	291,813	5,153
	Meidensha Corp.	257,629	5,120
	77 Bank Ltd.	464,466	5,110
	Arcs Co. Ltd.	234,719	5,109
	Maruha Nichiro Corp.	239,684	5,104
	Noevir Holdings Co. Ltd.	100,417	5,099
	Tomy Co. Ltd.	593,997	5,087
	Tri Chemical Laboratories Inc.	172,104	5,084
	CRE Logistics REIT Inc.	2,968	5,004
	Matsui Securities Co. Ltd.	685,250	4,994
	Oki Electric Industry Co. Ltd.	544,153	4,981
	Joyful Honda Co. Ltd.	405,185	4,948
	Orient Corp.	3,753,344	4,943
	Central Glass Co. Ltd.	257,061	4,935
	Nippon Soda Co. Ltd.	169,922	4,923
	Digital Arts Inc.	64,324	4,896
	Sumitomo Warehouse Co. Ltd.	339,012	4,881
	Ichibanya Co. Ltd.	106,472	4,874
*,1	Create Restaurants Holdings Inc.	593,748	4,873
	Kintetsu World Express Inc.	230,572	4,858
	Round One Corp.	390,458	4,845
	San-In Godo Bank Ltd.	990,003	4,819
	Kumiai Chemical Industry Co. Ltd.	627,699	4,815
	Raito Kogyo Co. Ltd.	291,744	4,745
	Transcosmos Inc.	171,491	4,739
	Mirai Corp.	10,170	4,738
	ZERIA Pharmaceutical Co. Ltd.	250,871	4,735
	Toridoll Holdings Corp.	276,902	4,694
	Paramount Bed Holdings Co. Ltd.	263,528	4,692
	GungHo Online Entertainment Inc.	235,860	4,684
	H2O Retailing Corp.	575,251	4,679
	MCJ Co. Ltd.	418,148	4,667
	Tsugami Corp.	302,484	4,656
	Nichiha Corp.	181,714	4,626
	Hokuetsu Corp.	887,243	4,625
	Ai Holdings Corp.	234,485	4,622
*	UACJ Corp.	184,183	4,620
	Japan Material Co. Ltd.	376,290	4,575
*,1	Royal Holdings Co. Ltd.	232,834	4,557
	Fuso Chemical Co. Ltd.	122,637	4,515
	Token Corp.	49,200	4,493
	BeNext-Yumeshin Group Co.	389,350	4,468
[1]	San-A Co. Ltd.	117,183	4,456
	JCU Corp.	138,281	4,455
	BML Inc.	130,681	4,451
	Mandom Corp.	237,801	4,431
	Maeda Road Construction Co. Ltd.	224,226	4,413
	Funai Soken Holdings Inc.	203,432	4,412
	MOS Food Services Inc.	161,540	4,412
	Nippn Corp.	312,004	4,405
	Gunze Ltd.	105,703	4,402
	eGuarantee Inc.	208,400	4,389
	KYB Corp.	129,599	4,384
*,1	euglena Co. Ltd.	533,435	4,382
	Kanamoto Co. Ltd.	189,431	4,375
	Nichicon Corp.	406,175	4,363
	Nomura Co. Ltd.	506,680	4,356
	Showa Sangyo Co. Ltd.	161,884	4,356
	Awa Bank Ltd.	240,255	4,351
	Inabata & Co. Ltd.	281,033	4,333
33

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Hogy Medical Co. Ltd.	140,875	4,331
	Tocalo Co. Ltd.	343,616	4,323
	Maeda Kosen Co. Ltd.	136,228	4,277
	Sanki Engineering Co. Ltd.	337,106	4,272
	Anicom Holdings Inc.	532,196	4,266
	Komeri Co. Ltd.	180,813	4,262
	Create SD Holdings Co. Ltd.	143,637	4,259
	Toyo Ink SC Holdings Co. Ltd.	240,133	4,257
	Zojirushi Corp.	284,277	4,245
	Ogaki Kyoritsu Bank Ltd.	253,469	4,237
	San-Ai Oil Co. Ltd.	363,619	4,223
	ASKUL Corp.	270,718	4,221
	Takara Standard Co. Ltd.	306,721	4,200
	Towa Pharmaceutical Co. Ltd.	172,285	4,192
[1]	Monogatari Corp.	62,274	4,187
	One REIT Inc.	1,441	4,186
	Osaka Organic Chemical Industry Ltd.	105,700	4,172
	KYORIN Holdings Inc.	255,039	4,168
	Japan Securities Finance Co. Ltd.	570,795	4,164
	Tsubaki Nakashima Co. Ltd.	269,870	4,157
	Kato Sangyo Co. Ltd.	136,234	4,155
*	MedPeer Inc.	104,011	4,125
	Life Corp.	129,901	4,122
	Juroku Bank Ltd.	233,668	4,121
	Sumitomo Mitsui Construction Co. Ltd.	966,068	4,107
	Nachi-Fujikoshi Corp.	115,985	4,080
	Tokyotokeiba Co. Ltd.	99,843	4,080
[1]	Pharma Foods International Co. Ltd.	162,600	4,061
	Roland Corp.	79,900	4,046
	Dip Corp.	131,147	4,043
	Max Co. Ltd.	246,201	4,040
*,1	Chiyoda Corp.	1,013,634	4,030
	Nagaileben Co. Ltd.	166,956	4,023
	Nisshin Oillio Group Ltd.	145,139	4,013
	Ichigo Inc.	1,266,709	4,009
	Mitsubishi Logisnext Co. Ltd.	435,091	3,994
	Okasan Securities Group Inc.	1,066,762	3,989
*	M&A Capital Partners Co. Ltd.	81,778	3,988
	Nishimatsuya Chain Co. Ltd.	293,556	3,983
	Heiwado Co. Ltd.	198,899	3,973
	KOMEDA Holdings Co. Ltd.	212,616	3,960
	Kissei Pharmaceutical Co. Ltd.	203,570	3,956
	Saizeriya Co. Ltd.	164,550	3,952
	Topre Corp.	275,146	3,949
	Jaccs Co. Ltd.	168,221	3,939
	Nissha Co. Ltd.	260,593	3,923
	Daiho Corp.	108,088	3,915
	Nikkiso Co. Ltd.	387,946	3,910
	Sanyo Denki Co. Ltd.	56,502	3,905
	North Pacific Bank Ltd.	1,826,866	3,889
	Eiken Chemical Co. Ltd.	199,891	3,865
	Morita Holdings Corp.	267,022	3,854
	Nippon Steel Trading Corp.	97,908	3,851
	Maruwa Unyu Kikan Co. Ltd.	271,464	3,851
[1]	Nextage Co. Ltd.	226,298	3,842
	Nippon Densetsu Kogyo Co. Ltd.	235,107	3,818
	Shibuya Corp.	135,851	3,804
	Mitsubishi Pencil Co. Ltd.	292,896	3,796
	Giken Ltd.	92,832	3,784
	Strike Co. Ltd.	94,932	3,784
[1]	Tamura Corp.	497,866	3,737
34

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Yokogawa Bridge Holdings Corp.	196,521	3,726
	Infocom Corp.	135,275	3,723
	Fujimori Kogyo Co. Ltd.	101,730	3,714
	Daibiru Corp.	293,813	3,710
	Okinawa Electric Power Co. Inc.	294,887	3,680
	Solasto Corp.	289,371	3,667
	Sato Holdings Corp.	149,252	3,662
	Hyakugo Bank Ltd.	1,327,352	3,661
	Nissin Electric Co. Ltd.	289,743	3,660
	United Super Markets Holdings Inc.	373,889	3,654
	Japan Petroleum Exploration Co. Ltd.	202,105	3,643
	Aeon Delight Co. Ltd.	115,520	3,620
	Yamazen Corp.	401,723	3,619
	Yodogawa Steel Works Ltd.	179,463	3,617
	Kameda Seika Co. Ltd.	89,996	3,589
	SAMTY Co. Ltd.	186,900	3,584
	Suruga Bank Ltd.	1,194,419	3,581
	Totetsu Kogyo Co. Ltd.	176,437	3,579
	Seiko Holdings Corp.	178,546	3,563
	Prestige International Inc.	562,128	3,550
	Tokyo Broadcasting System Holdings Inc.	229,979	3,543
	Japan Wool Textile Co. Ltd.	406,237	3,541
	Noritz Corp.	211,355	3,538
	Nanto Bank Ltd.	213,359	3,533
	Kitz Corp.	517,844	3,521
	Optex Group Co. Ltd.	210,501	3,517
	S-Pool Inc.	389,185	3,506
	Ohsho Food Service Corp.	69,528	3,505
	Bunka Shutter Co. Ltd.	349,848	3,493
	S Foods Inc.	117,776	3,490
	Aeon Hokkaido Corp.	342,000	3,488
	Bell System24 Holdings Inc.	221,735	3,487
	Shizuoka Gas Co. Ltd.	381,506	3,425
	Cybozu Inc.	160,766	3,407
	Sanyo Chemical Industries Ltd.	69,825	3,407
	Okamoto Industries Inc.	92,194	3,404
	SBS Holdings Inc.	113,300	3,399
	FCC Co. Ltd.	232,060	3,379
	Curves Holdings Co. Ltd.	409,489	3,377
*	United Arrows Ltd.	173,633	3,374
	Yellow Hat Ltd.	189,364	3,357
	Hirata Corp.	56,202	3,352
*	Nippon Sheet Glass Co. Ltd.	580,805	3,333
	Chudenko Corp.	160,616	3,301
	Sekisui Jushi Corp.	172,520	3,289
	Idec Corp.	173,327	3,274
	Musashino Bank Ltd.	217,540	3,272
	Megachips Corp.	114,220	3,269
	Nippon Ceramic Co. Ltd.	124,131	3,269
	Shima Seiki Manufacturing Ltd.	190,617	3,267
	Star Micronics Co. Ltd.	214,666	3,266
	Shibaura Machine Co. Ltd.	147,964	3,259
	Saibu Gas Holdings Co. Ltd.	148,432	3,258
	Pacific Industrial Co. Ltd.	302,538	3,257
	EPS Holdings Inc.	200,443	3,253
	Noritake Co. Ltd.	85,293	3,240
	Fuji Media Holdings Inc.	289,587	3,233
	Relia Inc.	264,730	3,231
	Hioki EE Corp.	59,191	3,231
	Shinmaywa Industries Ltd.	372,839	3,221
	Nippon Seiki Co. Ltd.	301,601	3,219
35

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Yokowo Co. Ltd.	141,030	3,218
	Mitsui-Soko Holdings Co. Ltd.	141,531	3,217
	Adastria Co. Ltd.	175,249	3,210
	Towa Corp.	156,647	3,206
	Starts Proceed Investment Corp.	1,468	3,198
	Takara Leben Real Estate Investment Corp.	2,852	3,187
	Bank of Okinawa Ltd.	143,051	3,185
	Mitsuuroko Group Holdings Co. Ltd.	297,559	3,167
	Aida Engineering Ltd.	354,100	3,156
	Arata Corp.	80,478	3,125
	Kaga Electronics Co. Ltd.	116,480	3,120
	T Hasegawa Co. Ltd.	140,815	3,118
	Tokyu Construction Co. Ltd.	439,142	3,114
*	Ringer Hut Co. Ltd.	145,189	3,110
	Hosiden Corp.	346,791	3,106
	Comture Corp.	145,500	3,097
	Gree Inc.	583,243	3,083
	Sakai Moving Service Co. Ltd.	59,008	3,056
	Raiznext Corp.	293,438	3,055
	Nippon Signal Co. Ltd.	369,641	3,049
	Axial Retailing Inc.	90,137	3,043
*	Nippon Chemi-Con Corp.	126,163	3,036
	Intage Holdings Inc.	216,953	3,026
	Kisoji Co. Ltd.	143,634	3,022
	LITALICO Inc.	58,600	3,022
	ValueCommerce Co. Ltd.	102,900	2,987
	Hokkoku Bank Ltd.	149,252	2,976
	Fukushima Galilei Co. Ltd.	74,060	2,975
	Yuasa Trading Co. Ltd.	108,734	2,949
	Nitto Kogyo Corp.	179,177	2,940
	Maruzen Showa Unyu Co. Ltd.	97,727	2,938
	Nitta Corp.	125,180	2,925
	Micronics Japan Co. Ltd.	210,389	2,920
	Trancom Co. Ltd.	40,535	2,909
*	Maxell Holdings Ltd.	259,774	2,904
	Insource Co. Ltd.	135,000	2,902
	Joshin Denki Co. Ltd.	119,687	2,900
	Nishio Rent All Co. Ltd.	103,543	2,890
[1]	Aruhi Corp.	224,013	2,882
	SKY Perfect JSAT Holdings Inc.	789,003	2,879
	Restar Holdings Corp.	169,232	2,874
[1]	Shoei Foods Corp.	84,278	2,844
	Koa Corp.	182,558	2,842
	Avex Inc.	191,801	2,835
	Siix Corp.	221,561	2,830
	Hamakyorex Co. Ltd.	98,344	2,826
	Plenus Co. Ltd.	153,758	2,813
	ARTERIA Networks Corp.	173,000	2,808
	METAWATER Co. Ltd.	147,496	2,804
	Hiday Hidaka Corp.	172,809	2,799
	Kyokuto Kaihatsu Kogyo Co. Ltd.	196,686	2,798
	Ricoh Leasing Co. Ltd.	90,111	2,794
	Keihanshin Building Co. Ltd.	227,749	2,792
	Argo Graphics Inc.	93,000	2,790
	GLOBERIDE Inc.	69,100	2,785
	Belc Co. Ltd.	57,592	2,782
	Keiyo Bank Ltd.	758,037	2,781
	Noritsu Koki Co. Ltd.	129,963	2,779
	Exedy Corp.	187,151	2,746
	Ryosan Co. Ltd.	150,027	2,726
	V Technology Co. Ltd.	56,772	2,724
36

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Osaka Soda Co. Ltd.	123,986	2,718
	FULLCAST Holdings Co. Ltd.	130,548	2,712
	Kanto Denka Kogyo Co. Ltd.	302,431	2,701
	Wakita & Co. Ltd.	292,894	2,700
	V-Cube Inc.	121,750	2,695
	Nippon Kanzai Co. Ltd.	119,361	2,676
	Riken Keiki Co. Ltd.	112,061	2,676
	Base Co. Ltd.	52,100	2,676
	Belluna Co. Ltd.	303,977	2,670
	RS Technologies Co. Ltd.	45,054	2,649
	Zuken Inc.	94,304	2,642
*	Optim Corp.	129,448	2,640
	Nissan Shatai Co. Ltd.	408,299	2,635
	Itochu Enex Co. Ltd.	292,653	2,607
	Nichi-iko Pharmaceutical Co. Ltd.	325,479	2,601
	Teikoku Sen-I Co. Ltd.	137,833	2,596
	Nohmi Bosai Ltd.	137,477	2,593
[1]	Alpen Co. Ltd.	96,650	2,577
	Nippon Koei Co. Ltd.	92,689	2,576
	Senshu Ikeda Holdings Inc.	1,797,919	2,574
	Broadleaf Co. Ltd.	551,247	2,563
	Mizuno Corp.	120,321	2,560
[1]	Doutor Nichires Holdings Co. Ltd.	165,091	2,550
	TOMONY Holdings Inc.	962,627	2,547
	HI-LEX Corp.	169,400	2,541
	Tokai Corp.	116,010	2,540
	Kanematsu Electronics Ltd.	78,559	2,539
	ESPEC Corp.	125,889	2,536
	Nippon Carbon Co. Ltd.	66,836	2,521
	Mori Trust Hotel REIT Inc.	1,993	2,520
	Financial Products Group Co. Ltd.	377,438	2,518
	Fujibo Holdings Inc.	72,143	2,516
	Toppan Forms Co. Ltd.	258,177	2,512
	Nippon Road Co. Ltd.	36,104	2,508
	Samty Residential Investment Corp.	2,196	2,498
	Oiles Corp.	177,902	2,477
	Modec Inc.	132,770	2,459
	Shikoku Chemicals Corp.	207,858	2,452
	Seikagaku Corp.	251,746	2,447
	Sakata INX Corp.	267,995	2,441
	Tachi-S Co. Ltd.	181,846	2,441
	Riso Kagaku Corp.	151,962	2,432
	TechMatrix Corp.	147,000	2,431
	Ryobi Ltd.	173,132	2,421
	Daiichi Jitsugyo Co. Ltd.	62,691	2,417
	Furukawa Co. Ltd.	214,875	2,416
	DyDo Group Holdings Inc.	53,798	2,414
	Chugoku Marine Paints Ltd.	312,166	2,413
	Pasona Group Inc.	124,100	2,409
[1]	Obara Group Inc.	70,117	2,405
	Sodick Co. Ltd.	261,882	2,405
	Konishi Co. Ltd.	164,775	2,398
	Sintokogio Ltd.	323,815	2,397
	Uchida Yoko Co. Ltd.	53,982	2,392
	VT Holdings Co. Ltd.	574,643	2,391
	Bank of Nagoya Ltd.	106,980	2,391
	COLOPL Inc.	320,366	2,384
	Aomori Bank Ltd.	128,814	2,381
	Taihei Dengyo Kaisha Ltd.	101,127	2,380
[1]	Daikokutenbussan Co. Ltd.	32,804	2,374
	KFC Holdings Japan Ltd.	92,633	2,355
37

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Ichikoh Industries Ltd.	359,349	2,346
	Fujicco Co. Ltd.	136,482	2,345
	Organo Corp.	41,829	2,342
	JVCKenwood Corp.	1,091,701	2,333
	Elan Corp.	201,600	2,321
	YAMABIKO Corp.	211,544	2,320
	Toyo Construction Co. Ltd.	453,042	2,317
	Daito Pharmaceutical Co. Ltd.	75,622	2,299
	T-Gaia Corp.	130,361	2,292
	Toa Corp.	103,510	2,291
[1]	YA-MAN Ltd.	170,677	2,290
	Tsukishima Kikai Co. Ltd.	219,262	2,285
	Gakken Holdings Co. Ltd.	187,604	2,282
	Retail Partners Co. Ltd.	215,900	2,282
	Ishihara Sangyo Kaisha Ltd.	225,768	2,275
	Toyo Tanso Co. Ltd.	90,116	2,275
	TPR Co. Ltd.	170,723	2,271
	Mitsubishi Shokuhin Co. Ltd.	89,495	2,265
	Takasago International Corp.	92,628	2,254
	Direct Marketing MiX Inc.	60,700	2,251
	Zenrin Co. Ltd.	219,030	2,247
	Nissei ASB Machine Co. Ltd.	50,486	2,244
	Shin-Etsu Polymer Co. Ltd.	242,315	2,240
	Nippon Thompson Co. Ltd.	410,338	2,238
	Piolax Inc.	162,016	2,230
	Arcland Sakamoto Co. Ltd.	162,985	2,225
	Chofu Seisakusho Co. Ltd.	123,063	2,219
	Bando Chemical Industries Ltd.	276,206	2,215
	Tokyo Kiraboshi Financial Group Inc.	164,180	2,215
[1]	Sanshin Electronics Co. Ltd.	113,441	2,212
	Komori Corp.	301,095	2,209
	Hokuto Corp.	127,554	2,205
	Doshisha Co. Ltd.	141,585	2,203
	Toho Bank Ltd.	1,198,925	2,203
	SWCC Showa Holdings Co. Ltd.	139,196	2,202
	Yondoshi Holdings Inc.	128,906	2,199
	Mimasu Semiconductor Industry Co. Ltd.	89,318	2,197
*	Mitsui E&S Holdings Co. Ltd.	470,205	2,197
	Mitsuboshi Belting Ltd.	139,181	2,196
	Daikyonishikawa Corp.	352,441	2,194
	Hosokawa Micron Corp.	40,942	2,193
	Sinko Industries Ltd.	129,939	2,193
*	Matsuya Co. Ltd.	259,986	2,190
	Fuji Co. Ltd.	124,103	2,187
	Union Tool Co.	61,015	2,185
	Hyakujushi Bank Ltd.	165,660	2,177
	Kurabo Industries Ltd.	126,547	2,165
	Computer Engineering & Consulting Ltd.	150,829	2,152
	Marudai Food Co. Ltd.	140,606	2,149
	Japan Pulp & Paper Co. Ltd.	67,515	2,148
*	Sanyo Special Steel Co. Ltd.	147,898	2,147
	Onward Holdings Co. Ltd.	708,835	2,142
	IDOM Inc.	362,481	2,132
	TV Asahi Holdings Corp.	133,514	2,122
*	Atrae Inc.	109,314	2,118
	Yokohama Reito Co. Ltd.	265,729	2,112
	Future Corp.	116,570	2,105
	Marusan Securities Co. Ltd.	386,827	2,102
	Iino Kaiun Kaisha Ltd.	530,924	2,097
	PAL GROUP Holdings Co. Ltd.	133,878	2,088
	Aichi Steel Corp.	75,847	2,081
38

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Tenma Corp.	90,018	2,078
	Tsurumi Manufacturing Co. Ltd.	132,960	2,077
	Nittetsu Mining Co. Ltd.	39,632	2,051
	Qol Holdings Co. Ltd.	146,199	2,045
	Digital Holdings Inc.	100,978	2,041
	Dai-Dan Co. Ltd.	88,476	2,034
	Nippon Denko Co. Ltd.	734,117	2,032
	Inageya Co. Ltd.	152,932	2,028
	KeePer Technical Laboratory Co. Ltd.	77,703	2,027
	Link And Motivation Inc.	287,997	2,026
	Unipres Corp.	244,939	2,016
	Tokushu Tokai Paper Co. Ltd.	52,171	2,016
	Chilled & Frozen Logistics Holdings Co. Ltd.	132,900	2,008
*	Aoyama Trading Co. Ltd.	288,123	2,007
	Starzen Co. Ltd.	105,832	2,006
	Toho Titanium Co. Ltd.	215,196	2,005
*	Shindengen Electric Manufacturing Co. Ltd.	47,278	2,003
	Sinfonia Technology Co. Ltd.	177,758	1,998
	Weathernews Inc.	38,198	1,997
	Meisei Industrial Co. Ltd.	301,461	1,987
	Valqua Ltd.	101,328	1,982
	Nippon Yakin Kogyo Co. Ltd.	96,157	1,969
	Konoike Transport Co. Ltd.	177,815	1,943
	TOC Co. Ltd.	316,198	1,940
	Macromill Inc.	251,871	1,936
	Medical Data Vision Co. Ltd.	97,708	1,936
*	Kappa Create Co. Ltd.	147,923	1,934
	Key Coffee Inc.	101,960	1,915
	Pack Corp.	78,353	1,905
[1]	J-Oil Mills Inc.	112,332	1,901
	Sumitomo Seika Chemicals Co. Ltd.	58,695	1,901
	Yukiguni Maitake Co. Ltd.	125,000	1,899
	Grace Technology Inc.	131,346	1,898
	Ryoyo Electro Corp.	81,236	1,897
	Ines Corp.	152,221	1,893
	Poletowin Pitcrew Holdings Inc.	192,400	1,890
	Fukui Bank Ltd.	154,619	1,878
[1]	Genky DrugStores Co. Ltd.	53,751	1,877
	Kyoei Steel Ltd.	144,258	1,876
	Enigmo Inc.	147,700	1,875
*	Leopalace21 Corp.	1,495,441	1,871
	Keiyo Co. Ltd.	264,524	1,869
	Sumitomo Densetsu Co. Ltd.	90,777	1,869
	Geo Holdings Corp.	168,053	1,863
	Tokyo Electron Device Ltd.	37,824	1,857
	Bank of the Ryukyus Ltd.	287,010	1,856
	Sanyo Electric Railway Co. Ltd.	108,814	1,856
	EM Systems Co. Ltd.	237,300	1,853
*	W-Scope Corp.	323,681	1,846
	Riken Technos Corp.	332,700	1,842
	Daiken Corp.	97,209	1,827
	Mitsui DM Sugar Holdings Co. Ltd.	108,661	1,826
	Anest Iwata Corp.	200,043	1,822
	Nippon Television Holdings Inc.	156,165	1,822
	Eagle Industry Co. Ltd.	179,275	1,816
	Melco Holdings Inc.	38,043	1,814
	Tosei Corp.	187,400	1,808
	Sun Frontier Fudousan Co. Ltd.	191,991	1,806
	Press Kogyo Co. Ltd.	576,317	1,801
[1]	Kitanotatsujin Corp.	405,868	1,801
	Airtrip Corp.	72,444	1,801
39

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Miroku Jyoho Service Co. Ltd.	125,134	1,797
*	Vision Inc.	166,825	1,787
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	86,387	1,786
	Hibiya Engineering Ltd.	109,300	1,786
	Torii Pharmaceutical Co. Ltd.	81,552	1,785
	SB Technology Corp.	64,200	1,774
[1]	Tama Home Co. Ltd.	86,000	1,773
	Komatsu Matere Co. Ltd.	218,062	1,771
	G-Tekt Corp.	126,680	1,766
[1]	Arcland Service Holdings Co. Ltd.	89,399	1,766
	Miyazaki Bank Ltd.	98,914	1,765
	San ju San Financial Group Inc.	144,753	1,762
	Roland DG Corp.	73,229	1,758
	Katakura Industries Co. Ltd.	130,938	1,757
	Warabeya Nichiyo Holdings Co. Ltd.	89,996	1,757
	Tonami Holdings Co. Ltd.	41,839	1,756
	Tanseisha Co. Ltd.	219,406	1,751
[1]	Media Do Co. Ltd.	42,511	1,746
	Futaba Industrial Co. Ltd.	370,251	1,745
	Nichireki Co. Ltd.	148,300	1,745
	Tamron Co. Ltd.	79,454	1,744
[1]	Rock Field Co. Ltd.	131,081	1,741
	Canon Electronics Inc.	112,099	1,732
	Riso Kyoiku Co. Ltd.	579,300	1,732
[1]	Fujio Food Group Inc.	154,000	1,730
	ES-Con Japan Ltd.	251,300	1,727
	Okuwa Co. Ltd.	175,515	1,720
[1]	Koshidaka Holdings Co. Ltd.	313,789	1,708
	JM Holdings Co. Ltd.	86,000	1,706
	Rheon Automatic Machinery Co. Ltd.	131,061	1,698
*,1	Open Door Inc.	84,884	1,697
	Alconix Corp.	128,406	1,694
	Fukui Computer Holdings Inc.	44,720	1,690
	Chubu Shiryo Co. Ltd.	166,066	1,684
	Daiwa Industries Ltd.	180,134	1,681
	Matsuyafoods Holdings Co. Ltd.	52,873	1,679
[1]	Taiko Pharmaceutical Co. Ltd.	182,991	1,677
	Mie Kotsu Group Holdings Inc.	397,743	1,676
	Takamatsu Construction Group Co. Ltd.	91,821	1,670
	Shin Nippon Air Technologies Co. Ltd.	91,700	1,669
	G-7 Holdings Inc.	54,600	1,659
[1]	gremz Inc.	96,300	1,656
	Proto Corp.	139,700	1,653
	Sinanen Holdings Co. Ltd.	60,068	1,645
	Tosho Co. Ltd.	95,227	1,644
	LEC Inc.	161,756	1,644
	Denyo Co. Ltd.	93,601	1,643
*	Istyle Inc.	349,976	1,641
*	Mitsuba Corp.	221,871	1,639
*	J Trust Co. Ltd.	491,937	1,637
	Japan Transcity Corp.	337,057	1,628
	Takara Leben Co. Ltd.	537,265	1,624
	Sakai Chemical Industry Co. Ltd.	97,340	1,624
	Pressance Corp.	120,106	1,613
[1]	Sourcenext Corp.	563,200	1,610
	Aisan Industry Co. Ltd.	202,476	1,609
	Tachibana Eletech Co. Ltd.	124,300	1,609
	DKS Co. Ltd.	55,100	1,608
	DKK Co. Ltd.	80,266	1,602
*	Kintetsu Department Store Co. Ltd.	57,966	1,596
	Kyokuyo Co. Ltd.	61,208	1,595
40

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	TSI Holdings Co. Ltd.	534,305	1,591
[1]	Yamashin-Filter Corp.	248,126	1,582
	Itochu-Shokuhin Co. Ltd.	33,190	1,580
	Ehime Bank Ltd.	224,168	1,578
	Asahi Diamond Industrial Co. Ltd.	339,535	1,576
	Futaba Corp.	224,146	1,568
	Sanoh Industrial Co. Ltd.	148,682	1,566
	World Holdings Co. Ltd.	57,291	1,565
	Nichiden Corp.	80,475	1,562
	Bank of Iwate Ltd.	101,632	1,560
	Mitsubishi Research Institute Inc.	43,738	1,556
*	Oriental Shiraishi Corp.	619,161	1,549
	Yonex Co. Ltd.	239,878	1,544
	I'll Inc.	120,400	1,544
	YAKUODO Holdings Co. Ltd.	72,120	1,539
	Maxvalu Tokai Co. Ltd.	68,500	1,527
[1]	Pacific Metals Co. Ltd.	99,621	1,524
	Osaki Electric Co. Ltd.	278,582	1,523
	Yamagata Bank Ltd.	203,142	1,519
	Stella Chemifa Corp.	58,511	1,518
	Matsuda Sangyo Co. Ltd.	78,607	1,518
	Kamei Corp.	148,604	1,505
	Daido Metal Co. Ltd.	278,997	1,504
	JAC Recruitment Co. Ltd.	93,948	1,504
	Yurtec Corp.	231,338	1,503
	Oita Bank Ltd.	99,424	1,501
	Marvelous Inc.	211,097	1,500
	Toho Zinc Co. Ltd.	88,298	1,495
	GCA Corp.	170,758	1,495
	Oyo Corp.	131,904	1,482
	Japan Medical Dynamic Marketing Inc.	75,237	1,478
	Enplas Corp.	44,343	1,477
	Cawachi Ltd.	72,875	1,472
	Okabe Co. Ltd.	253,614	1,472
*,1	BrainPad Inc.	33,319	1,469
	Taki Chemical Co. Ltd.	30,700	1,465
	NS United Kaiun Kaisha Ltd.	67,215	1,464
	Halows Co. Ltd.	59,151	1,462
	Goldcrest Co. Ltd.	97,767	1,459
	Sumitomo Riko Co. Ltd.	223,579	1,457
	Hito Communications Holdings Inc.	70,629	1,451
*	World Co. Ltd.	109,600	1,446
	Toenec Corp.	44,324	1,439
	Aiphone Co. Ltd.	77,985	1,437
	CONEXIO Corp.	105,239	1,425
	Nagatanien Holdings Co. Ltd.	73,648	1,417
	Oro Co. Ltd.	39,950	1,417
	AOKI Holdings Inc.	235,356	1,412
[1]	GMO GlobalSign Holdings KK	33,330	1,405
	ZIGExN Co. Ltd.	372,700	1,402
	Shikoku Bank Ltd.	222,890	1,400
	Yamanashi Chuo Bank Ltd.	191,338	1,394
	Topy Industries Ltd.	119,291	1,393
	Nichiban Co. Ltd.	87,674	1,389
	Sumida Corp.	127,576	1,387
	Shinko Shoji Co. Ltd.	198,182	1,385
	Tayca Corp.	119,472	1,381
	Shinwa Co. Ltd.	69,629	1,373
*	KLab Inc.	220,018	1,373
	Fukuda Corp.	31,600	1,372
	Tekken Corp.	82,587	1,372
41

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Fujiya Co. Ltd.	71,219	1,369
	Alpha Systems Inc.	42,323	1,360
	Riken Vitamin Co. Ltd.	97,060	1,360
	Vector Inc.	156,508	1,356
	Nippon Parking Development Co. Ltd.	890,781	1,355
	Aichi Bank Ltd.	54,304	1,354
	Icom Inc.	62,805	1,354
	Toyo Corp.	137,711	1,349
[1]	Nippon Rietec Co. Ltd.	88,600	1,344
	Riken Corp.	58,279	1,339
	Feed One Co. Ltd.	201,978	1,337
	Vital KSK Holdings Inc.	207,725	1,337
	Furuno Electric Co. Ltd.	147,635	1,336
	CI Takiron Corp.	253,705	1,334
*	Iseki & Co. Ltd.	99,757	1,331
	Chiyoda Co. Ltd.	166,864	1,329
	Sparx Group Co. Ltd.	577,400	1,328
*,1	Japan Display Inc.	3,879,237	1,327
	Studio Alice Co. Ltd.	59,624	1,325
*,1	RPA Holdings Inc.	193,347	1,321
	Moriroku Holdings Co. Ltd.	66,700	1,316
	Teikoku Electric Manufacturing Co. Ltd.	114,854	1,313
*,1	Sagami Holdings Corp.	142,361	1,308
	Chuo Spring Co. Ltd.	109,052	1,307
	Amuse Inc.	61,521	1,306
	Xebio Holdings Co. Ltd.	149,594	1,305
	Fudo Tetra Corp.	81,853	1,304
	CTS Co. Ltd.	169,473	1,292
	Cosel Co. Ltd.	135,886	1,287
	Akita Bank Ltd.	102,233	1,285
	Hodogaya Chemical Co. Ltd.	36,115	1,284
	Sankyo Tateyama Inc.	166,294	1,282
	Ichiyoshi Securities Co. Ltd.	246,094	1,275
	Optorun Co. Ltd.	57,406	1,275
	Ebase Co. Ltd.	166,100	1,271
	LIFULL Co. Ltd.	396,216	1,263
	Shinnihon Corp.	166,590	1,261
	I-PEX Inc.	57,035	1,261
	WDB Holdings Co. Ltd.	48,104	1,258
	Ubicom Holdings Inc.	38,500	1,256
	Kanagawa Chuo Kotsu Co. Ltd.	39,216	1,253
	Yorozu Corp.	116,628	1,238
[1]	BRONCO BILLY Co. Ltd.	57,887	1,238
	Arakawa Chemical Industries Ltd.	114,378	1,231
	St. Marc Holdings Co. Ltd.	85,332	1,224
	ST Corp.	78,324	1,221
*,1	PIA Corp.	39,338	1,206
	France Bed Holdings Co. Ltd.	146,400	1,203
*	CMK Corp.	308,746	1,200
	Nihon Nohyaku Co. Ltd.	264,755	1,200
	Elematec Corp.	101,020	1,191
	JDC Corp.	230,200	1,182
	Central Security Patrols Co. Ltd.	42,388	1,181
	Nihon Chouzai Co. Ltd.	83,896	1,181
	Happinet Corp.	88,793	1,180
	Sanei Architecture Planning Co. Ltd.	65,601	1,179
	ASKA Pharmaceutical Holdings Co. Ltd.	132,752	1,178
	Kenko Mayonnaise Co. Ltd.	82,099	1,175
	Okura Industrial Co. Ltd.	52,159	1,175
	FIDEA Holdings Co. Ltd.	1,083,754	1,171
	Tomoku Co. Ltd.	68,394	1,168
42

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Unitika Ltd.	367,600	1,165
	Furukawa Battery Co. Ltd.	81,170	1,160
	Chori Co. Ltd.	74,753	1,158
	Ryoden Corp.	79,074	1,158
	Kyosan Electric Manufacturing Co. Ltd.	304,128	1,156
	Kamakura Shinsho Ltd.	126,600	1,147
	Dai Nippon Toryo Co. Ltd.	150,009	1,137
	Chiyoda Integre Co. Ltd.	70,227	1,126
	Advan Co. Ltd.	133,272	1,122
	Aichi Corp.	152,505	1,120
	Shibusawa Warehouse Co. Ltd.	58,691	1,118
	Hoosiers Holdings	174,300	1,118
	Hakuto Co. Ltd.	82,362	1,116
	Tokyo Energy & Systems Inc.	129,405	1,116
	Tatsuta Electric Wire and Cable Co. Ltd.	224,959	1,115
*	WATAMI Co. Ltd.	132,567	1,110
	Fixstars Corp.	142,100	1,110
	Toyo Kanetsu KK	49,790	1,104
	Kyodo Printing Co. Ltd.	46,176	1,102
	Onoken Co. Ltd.	96,315	1,101
*,1	TerraSky Co. Ltd.	45,700	1,099
	Nissin Sugar Co. Ltd.	71,800	1,098
	Nitto Kohki Co. Ltd.	67,614	1,097
	Chukyo Bank Ltd.	85,515	1,095
	Foster Electric Co. Ltd.	124,208	1,095
	SRA Holdings	45,453	1,092
	Krosaki Harima Corp.	27,887	1,081
	Kansai Super Market Ltd.	121,632	1,075
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,075
	Toa Corp. (XTKS)	132,225	1,061
	Koatsu Gas Kogyo Co. Ltd.	179,329	1,053
	Neturen Co. Ltd.	208,665	1,052
	Akatsuki Inc.	32,841	1,051
	Asahi Co. Ltd.	81,124	1,047
	MTI Ltd.	172,309	1,046
	Kurimoto Ltd.	70,113	1,044
	Rokko Butter Co. Ltd.	74,125	1,038
[1]	Ministop Co. Ltd.	81,266	1,036
	Kojima Co. Ltd.	151,201	1,033
	Sankyo Seiko Co. Ltd.	208,137	1,019
	Hochiki Corp.	95,924	1,014
	K&O Energy Group Inc.	85,018	1,011
	Torishima Pump Manufacturing Co. Ltd.	130,328	1,009
	Kanaden Corp.	106,133	1,003
	Achilles Corp.	80,825	990
	JSP Corp.	68,636	986
	Hisaka Works Ltd.	134,936	984
	Hokkaido Gas Co. Ltd.	70,006	974
	Fuji Pharma Co. Ltd.	93,814	973
	Yushin Precision Equipment Co. Ltd.	133,733	972
	Kyokuto Securities Co. Ltd.	132,842	970
	Yahagi Construction Co. Ltd.	150,623	964
[1]	Nihon Tokushu Toryo Co. Ltd.	97,572	958
	Tsutsumi Jewelry Co. Ltd.	46,523	955
	Maezawa Kyuso Industries Co. Ltd.	102,728	953
	Mars Group Holdings Corp.	65,085	953
	Nihon Trim Co. Ltd.	27,300	944
	Tochigi Bank Ltd.	609,057	940
	ASAHI YUKIZAI Corp.	77,851	938
	Towa Bank Ltd.	205,216	935
	Toa Oil Co. Ltd.	38,449	934
43

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Bank of Saga Ltd.	75,153	925
*,1	Fujita Kanko Inc.	46,051	922
	NEC Capital Solutions Ltd.	47,537	921
	Aeon Fantasy Co. Ltd.	45,544	916
	Shin Nippon Biomedical Laboratories Ltd.	124,229	916
	Sekisui Kasei Co. Ltd.	168,360	916
	Fuso Pharmaceutical Industries Ltd.	45,135	914
	FAN Communications Inc.	256,471	914
	Honeys Holdings Co. Ltd.	99,406	908
	Nippon Coke & Engineering Co. Ltd.	979,078	899
	Shimizu Bank Ltd.	67,977	898
*,1	FDK Corp.	84,263	892
	Zuiko Corp.	97,920	892
	PC Depot Corp.	207,140	891
	Seika Corp.	61,417	885
	Taisei Lamick Co. Ltd.	36,117	875
	Nissin Corp.	66,345	874
	JP-Holdings Inc.	360,632	873
	Kawada Technologies Inc.	27,599	872
	Taiho Kogyo Co. Ltd.	97,563	862
	Ateam Inc.	63,015	862
*	Toho Co. Ltd.	59,173	852
	Nippon Sharyo Ltd.	44,911	850
	Kita-Nippon Bank Ltd.	57,146	848
*	OSAKA Titanium Technologies Co. Ltd.	118,003	841
	CMIC Holdings Co. Ltd.	59,210	839
	Godo Steel Ltd.	56,079	835
	Hokkan Holdings Ltd.	66,103	832
*	KNT-CT Holdings Co. Ltd.	69,863	830
	Artnature Inc.	136,927	828
	Wowow Inc.	38,033	825
*	Gurunavi Inc.	167,564	825
	SMK Corp.	37,119	824
	Michinoku Bank Ltd.	97,413	815
	Nisso Corp.	109,300	815
	Central Sports Co. Ltd.	37,101	810
	Ohara Inc.	61,687	810
	Pronexus Inc.	87,917	809
[1]	Fibergate Inc.	58,291	805
*	Kourakuen Holdings Corp.	56,133	778
	Kanamic Network Co. Ltd.	130,900	773
	CAC Holdings Corp.	60,680	757
	Takaoka Toko Co. Ltd.	62,022	757
	Japan Best Rescue System Co. Ltd.	98,576	757
	Gun-Ei Chemical Industry Co. Ltd.	34,099	754
	Tv Tokyo Holdings Corp.	38,913	744
	Corona Corp. Class A	89,691	743
*	Jamco Corp.	72,311	720
*	Akebono Brake Industry Co. Ltd.	459,871	717
*,1	Tokyo Base Co. Ltd.	113,110	714
	Fujikura Kasei Co. Ltd.	151,278	710
	Inaba Seisakusho Co. Ltd.	51,448	700
	Airport Facilities Co. Ltd.	130,667	694
*	Gunosy Inc.	79,800	688
*	Chuetsu Pulp & Paper Co. Ltd.	59,103	681
	Osaka Steel Co. Ltd.	67,527	679
[1]	Tokyo Individualized Educational Institute Inc.	121,387	675
*	CHIMNEY Co. Ltd.	54,432	671
	Sac's Bar Holdings Inc.	116,961	656
	Tokyo Rakutenchi Co. Ltd.	17,452	653
	Takihyo Co. Ltd.	38,685	649
44

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	Heroz Inc.	32,700	643
	Shimojima Co. Ltd.	63,984	637
	Takamiya Co. Ltd.	138,175	634
*	COOKPAD Inc.	274,525	620
	Kitano Construction Corp.	27,091	567
[1]	Airtech Japan Ltd.	48,200	536
*	Japan Cash Machine Co. Ltd.	101,777	513
	Cleanup Corp.	104,814	508
*	Robot Home Inc.	226,727	500
*,1	Daisyo Corp.	51,616	491
	Gecoss Corp.	61,164	484
	Linical Co. Ltd.	56,843	430
*,1	Right On Co. Ltd.	63,885	399
	Nakayama Steel Works Ltd.	107,585	391
*	Laox Co. Ltd.	137,705	287
			32,478,140
Netherlands (3.4%)
	ASML Holding NV	2,631,535	1,816,599
*,2	Adyen NV	192,065	471,007
	ING Groep NV	25,975,995	344,815
	Koninklijke Philips NV	6,022,115	298,903
*	Prosus NV	2,872,603	281,422
	Koninklijke DSM NV	1,104,763	206,517
	Koninklijke Ahold Delhaize NV	6,609,731	196,835
	Heineken NV	1,582,373	192,099
	Wolters Kluwer NV	1,735,307	174,422
	Akzo Nobel NV	1,242,217	153,812
	ArcelorMittal SA	4,627,120	142,455
	ASM International NV	317,058	104,574
	NN Group NV	1,981,236	93,592
*	Unibail-Rodamco-Westfield	896,191	77,696
	Heineken Holding NV	703,333	70,973
	Koninklijke KPN NV	21,998,398	68,803
	IMCD NV	377,942	60,219
	Randstad NV	733,088	56,199
[2]	Signify NV	835,091	53,010
	Aegon NV	11,472,528	47,716
	BE Semiconductor Industries NV	483,896	41,237
	ASR Nederland NV	903,796	34,996
	Aalberts NV	640,111	34,476
*,2	ABN AMRO Bank NV GDR	2,749,577	33,318
*	InPost SA	1,339,966	26,964
	Corbion NV	392,741	22,491
*	Galapagos NV	320,774	22,179
*	JDE Peet's NV	554,420	20,124
	Arcadis NV	484,050	19,848
	Koninklijke Vopak NV	430,690	19,578
*,2	Just Eat Takeaway.com NV	192,482	17,801
	PostNL NV	3,124,206	16,975
	Boskalis Westminster	522,118	16,781
	SBM Offshore NV	1,065,913	16,217
*	OCI NV	638,866	15,589
	APERAM SA	300,270	15,421
	TKH Group NV GDR	276,050	13,948
*,2	Basic-Fit NV	302,185	12,963
*,2	GrandVision NV	324,922	10,866
*,2	Intertrust NV	592,619	10,678
	Eurocommercial Properties NV GDR	316,599	7,896
*	Accell Group NV	143,240	7,700
[2]	Flow Traders	177,674	7,646
	AMG Advanced Metallurgical Group NV	207,189	7,104
45

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,2	Alfen Beheer BV	74,165	6,960
*	Sligro Food Group NV	225,299	6,627
*	Fugro NV	652,413	6,253
	NSI NV	121,127	4,670
*	Koninklijke BAM Groep NV	1,650,122	4,596
	Wereldhave NV	265,510	4,536
*	TomTom NV	458,191	3,842
	Vastned Retail NV	115,024	3,371
[2]	B&S Group Sarl	168,102	1,731
	Brunel International NV	125,543	1,629
	ForFarmers NV	228,620	1,351
	Aegon NV GDR (Registered)	282,921	1,169
			5,411,199
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,781,103	82,256
	Spark New Zealand Ltd.	12,414,218	41,671
*	Auckland International Airport Ltd.	7,866,040	39,962
	Meridian Energy Ltd.	8,193,686	30,550
	Contact Energy Ltd.	5,167,699	29,935
	Fletcher Building Ltd.	5,471,150	28,752
	Ryman Healthcare Ltd.	2,733,245	25,082
*,1	a2 Milk Co. Ltd.	4,882,564	21,969
	Mercury NZ Ltd.	4,471,350	20,838
	Infratil Ltd.	3,404,004	18,320
	Summerset Group Holdings Ltd.	1,506,197	14,116
	EBOS Group Ltd.	623,155	14,074
	Chorus Ltd.	2,995,686	13,400
*	SKYCITY Entertainment Group Ltd.	5,081,779	12,470
	Goodman Property Trust	7,259,113	11,695
	Freightways Ltd.	1,063,517	9,367
	Kiwi Property Group Ltd.	10,455,367	8,516
	Precinct Properties New Zealand Ltd.	7,327,154	8,193
	Genesis Energy Ltd.	3,357,895	7,979
*	Pushpay Holdings Ltd.	4,848,980	6,101
	Argosy Property Ltd.	5,539,885	6,044
	Z Energy Ltd.	3,042,351	5,827
	Vital Healthcare Property Trust	2,558,143	5,534
	Arvida Group Ltd.	3,539,564	5,047
	Oceania Healthcare Ltd.	4,488,752	4,672
	Vector Ltd.	1,627,873	4,610
	Kathmandu Holdings Ltd.	3,804,686	4,283
	Heartland Group Holdings Ltd.	2,790,515	4,036
	Skellerup Holdings Ltd.	1,152,699	4,027
*	Air New Zealand Ltd.	3,277,980	3,551
*	Pacific Edge Ltd.	2,924,650	2,514
	Scales Corp. Ltd.	708,096	2,371
*	Vista Group International Ltd.	1,324,652	2,213
*	Restaurant Brands New Zealand Ltd.	208,725	2,093
*	Synlait Milk Ltd.	693,420	1,763
*	Tourism Holdings Ltd.	941,344	1,664
*	SKY Network Television Ltd.	10,889,596	1,324
			506,819
Norway (0.7%)
	DNB ASA	6,807,367	148,361
	Equinor ASA	6,375,431	134,958
	Mowi ASA	2,827,198	71,979
	Telenor ASA	4,207,958	70,967
	Yara International ASA	1,130,993	59,597
	Norsk Hydro ASA	8,870,054	56,630
	Orkla ASA	5,047,971	51,445
46

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	TOMRA Systems ASA	777,140	42,902
*	Adevinta ASA	1,583,623	30,379
	Storebrand ASA	3,100,925	28,103
	Bakkafrost P/F	338,045	27,934
	Schibsted ASA Class B	642,191	26,695
*	Nordic Semiconductor ASA	1,037,860	26,313
[2]	Entra ASA	1,111,488	25,394
	Schibsted ASA Class A	511,746	24,687
	Gjensidige Forsikring ASA	1,101,833	24,294
	Salmar ASA	347,158	23,047
	Aker BP ASA	719,207	22,923
*	NEL ASA	9,166,424	21,404
[2]	Scatec ASA	786,454	20,844
	SpareBank 1 SR-Bank ASA	1,188,455	15,698
	Leroy Seafood Group ASA	1,713,747	15,023
	Subsea 7 SA	1,554,600	14,920
	Borregaard ASA	664,507	14,511
	Kongsberg Gruppen ASA	502,136	12,937
	SpareBank 1 SMN	869,343	12,044
	Norwegian Finans Holding ASA	1,046,735	11,791
	Aker ASA Class A	159,260	11,756
*	Atea ASA	550,721	10,714
	TGS NOPEC Geophysical Co. ASA	778,932	9,933
	Veidekke ASA	712,220	9,531
	Austevoll Seafood ASA	588,814	7,308
[2]	Sbanken ASA	529,682	6,599
*,2	Elkem ASA	1,766,492	6,434
*,2	Crayon Group Holding ASA	408,500	5,971
	Frontline Ltd.	599,426	5,420
*	DNO ASA	3,560,621	4,151
*	Grieg Seafood ASA	370,493	3,819
	Bonheur ASA	134,700	3,809
[2]	BW LPG Ltd.	531,824	3,437
*	Hexagon Composites ASA	710,728	3,080
	Sparebank 1 Oestlandet	191,716	2,650
*	Wallenius Wilhelmsen ASA	658,747	2,294
	BW Offshore Ltd.	587,287	2,100
	Norway Royal Salmon ASA	104,147	2,087
	Stolt-Nielsen Ltd.	140,708	2,057
	Ocean Yield ASA	367,089	1,269
*	BW Energy Ltd.	379,908	1,155
			1,141,354
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	5,662,933	56,185
	KGHM Polska Miedz SA	907,692	44,661
*,2	Allegro.eu SA	2,574,319	44,226
	Polski Koncern Naftowy ORLEN SA	2,064,420	41,622
*	Powszechny Zaklad Ubezpieczen SA	3,721,713	35,839
*	Bank Polska Kasa Opieki SA	1,044,072	25,479
*	LPP SA	7,398	24,961
*,2	Dino Polska SA	318,866	23,423
[1]	CD Projekt SA	435,207	21,143
	Polskie Gornictwo Naftowe i Gazownictwo SA	11,575,452	20,254
	Cyfrowy Polsat SA	1,774,652	13,941
*	Santander Bank Polska SA	198,456	13,248
*	PGE Polska Grupa Energetyczna SA	4,877,714	12,039
	Grupa Lotos SA	645,981	9,107
*	Orange Polska SA	4,309,587	7,584
	KRUK SA	113,510	7,474
	Asseco Poland SA	367,277	7,433
*	mBank SA	85,139	7,269
47

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*,1	CCC SA	186,283	5,495
*	Tauron Polska Energia SA	6,197,528	5,427
*	Alior Bank SA	602,011	5,267
[1]	Kernel Holding SA	348,281	5,001
*	Bank Millennium SA	3,948,670	4,831
*,1	AmRest Holdings SE	478,961	3,252
*,1	Jastrzebska Spolka Weglowa SA	339,136	3,133
*	Enea SA	1,379,929	3,076
*	Grupa Azoty SA	313,403	2,713
*	Bank Handlowy w Warszawie SA	220,906	2,647
	Warsaw Stock Exchange	179,904	2,247
	Ciech SA	173,277	2,205
	Eurocash SA	521,356	1,944
*,1	Mercator Medical SA	22,282	1,529
			464,655
Portugal (0.2%)
	EDP - Energias de Portugal SA	18,791,370	99,715
	Galp Energia SGPS SA	3,416,499	37,146
	EDP Renovaveis SA	1,599,015	37,100
	Jeronimo Martins SGPS SA	1,618,844	29,540
*	Banco Comercial Portugues SA Class R	51,669,934	8,288
	REN - Redes Energeticas Nacionais SGPS SA	2,555,137	7,088
	Sonae SGPS SA	6,290,830	5,982
	CTT-Correios de Portugal SA	1,000,552	5,730
	Navigator Co. SA	1,656,685	5,674
	NOS SGPS SA	1,364,763	4,778
	Altri SGPS SA	462,446	2,876
	Corticeira Amorim SGPS SA	213,095	2,681
*,1	Mota-Engil SGPS SA	617,094	1,024
			247,622
Singapore (1.0%)
	DBS Group Holdings Ltd.	11,950,419	265,865
	Oversea-Chinese Banking Corp. Ltd.	23,244,855	207,152
	United Overseas Bank Ltd.	8,567,778	164,993
	Singapore Telecommunications Ltd.	49,968,589	85,252
	Ascendas REIT	21,724,556	47,740
	CapitaLand Ltd.	17,148,029	47,367
	Wilmar International Ltd.	14,003,298	46,950
	Singapore Exchange Ltd.	5,446,880	45,366
	CapitaLand Integrated Commercial Trust	28,986,854	45,130
	Keppel Corp. Ltd.	9,516,880	38,808
*	Singapore Airlines Ltd.	8,463,056	30,519
	Singapore Technologies Engineering Ltd.	10,153,426	29,297
	Mapletree Logistics Trust	19,087,204	29,179
	Mapletree Industrial Trust	12,304,276	25,907
	Venture Corp. Ltd.	1,744,940	24,963
	Genting Singapore Ltd.	38,431,848	23,938
	Mapletree Commercial Trust	14,592,136	23,472
	Frasers Logistics & Commercial Trust	17,627,500	18,898
	UOL Group Ltd.	3,280,937	17,843
	City Developments Ltd.	3,106,574	16,871
	ComfortDelGro Corp. Ltd.	13,671,258	16,707
	Suntec REIT	13,946,066	15,174
	Keppel DC REIT	8,045,166	14,911
	NetLink NBN Trust	19,480,428	13,771
	Singapore Press Holdings Ltd.	10,571,683	13,476
	Frasers Centrepoint Trust	7,151,320	12,945
	Keppel REIT	14,213,532	12,504
*	SATS Ltd.	4,266,101	12,495
	Mapletree North Asia Commercial Trust	15,276,383	11,818
48

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Jardine Cycle & Carriage Ltd.	663,091	10,555
	Haw Par Corp. Ltd.	955,000	9,737
	Keppel Infrastructure Trust	23,397,694	9,658
	Sembcorp Industries Ltd.	6,034,311	9,625
	Ascott Residence Trust	11,883,305	8,857
	Parkway Life REIT	2,570,330	8,776
	Hutchison Port Holdings Trust Class U	33,427,816	7,538
	Manulife U.S. REIT	9,536,401	7,534
	Golden Agri-Resources Ltd.	41,550,323	7,121
	CapitaLand China Trust	6,875,994	7,012
	Cromwell European REIT	2,103,260	6,210
	Ascendas India Trust	5,617,500	5,812
	Raffles Medical Group Ltd.	6,277,212	5,513
	ARA LOGOS Logistics Trust	8,579,060	5,334
	Singapore Post Ltd.	9,887,459	5,262
*	Nanofilm Technologies International Ltd.	1,231,800	5,037
	Olam International Ltd.	4,111,900	4,900
	CDL Hospitality Trusts	5,215,714	4,776
	ESR-REIT	15,593,032	4,761
	OUE Commercial REIT	14,440,332	4,354
*	Sembcorp Marine Ltd.	46,906,749	4,201
	AIMS APAC REIT	3,739,600	4,089
	Keppel Pacific Oak U.S. REIT	5,169,900	4,058
	Starhill Global REIT	9,371,792	3,912
	AEM Holdings Ltd.	1,359,900	3,881
	Lendlease Global Commercial REIT	5,955,500	3,635
	StarHub Ltd.	3,856,816	3,503
	First Resources Ltd.	3,484,727	3,479
	Sheng Siong Group Ltd.	2,902,665	3,411
	Wing Tai Holdings Ltd.	2,540,553	3,406
	Prime U.S. REIT	3,927,278	3,399
	Riverstone Holdings Ltd.	3,574,100	3,274
	Far East Hospitality Trust	6,274,210	2,707
*	Thomson Medical Group Ltd.	42,110,700	2,698
	SPH REIT	4,060,209	2,627
	SIA Engineering Co. Ltd.	1,493,128	2,394
	Frasers Hospitality Trust	5,218,692	2,000
	Sabana Shari'ah Compliant Industrial REIT	6,155,301	1,948
*	Lippo Malls Indonesia Retail Trust	36,240,037	1,696
*,3	Best World International Ltd.	1,646,200	1,589
*	COSCO Shipping International Singapore Co. Ltd.	6,207,100	1,364
	First REIT	6,711,768	1,323
	Asian Pay Television Trust	11,559,936	997
*	Yoma Strategic Holdings Ltd.	9,272,968	925
	Silverlake Axis Ltd.	5,073,661	889
*,3	Eagle Hospitality Trust	4,532,200	621
	Bumitama Agri Ltd.	1,820,023	616
*,1,3	Hyflux Ltd.	2,817,700	440
*,3	Noble Group Ltd.	4,883,318	294
*	Olam International Ltd. Rights Exp. 7/19/21	616,785	161
*,1,3	Ezra Holdings Ltd.	10,329,900	84
	Frasers Property Ltd.	41,119	35
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	5,153,611	—
			1,567,339
South Korea (5.5%)
	Samsung Electronics Co. Ltd.	30,439,939	2,179,078
	SK Hynix Inc.	3,426,549	386,750
	NAVER Corp.	892,009	330,997
	Samsung Electronics Co. Ltd. Preference Shares	4,637,536	303,527
	Kakao Corp.	1,805,169	261,465
	LG Chem Ltd.	304,388	229,840
49

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Samsung SDI Co. Ltd.	347,538	215,174
	Hyundai Motor Co.	917,275	195,179
*	Celltrion Inc.	686,212	163,548
	Kia Corp.	1,705,013	135,877
	POSCO	428,417	132,402
	KB Financial Group Inc.	2,511,311	124,636
	Shinhan Financial Group Co. Ltd.	3,242,641	117,074
	Samsung Electronics Co. Ltd. GDR (Registered)	61,848	110,316
	Hyundai Mobis Co. Ltd.	422,691	109,617
	LG Electronics Inc.	689,347	99,807
*	SK Innovation Co. Ltd.	357,883	93,840
	LG Household & Health Care Ltd.	57,735	90,304
	NCSoft Corp.	110,997	80,764
	Hana Financial Group Inc.	1,905,668	78,097
*	HMM Co. Ltd.	1,862,939	72,627
	Samsung C&T Corp.	554,917	67,205
*,2	Samsung Biologics Co. Ltd.	88,379	65,851
	Samsung Electro-Mechanics Co. Ltd.	371,073	58,191
	KT&G Corp.	720,402	53,989
	SK Holdings Co. Ltd.	205,689	51,555
	LG Corp.	542,774	49,381
*	Celltrion Healthcare Co. Ltd.	471,232	48,425
	Amorepacific Corp.	206,042	46,098
	Samsung Fire & Marine Insurance Co. Ltd.	208,988	40,933
	Samsung SDS Co. Ltd.	211,287	34,701
	Woori Financial Group Inc.	3,375,672	34,367
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	285,615	33,971
*	HYBE Co. Ltd.	129,897	33,718
	Korea Electric Power Corp.	1,525,353	33,667
*	Doosan Heavy Industries & Construction Co. Ltd.	1,535,211	32,424
	SK Telecom Co. Ltd.	113,921	32,374
*	Korean Air Lines Co. Ltd.	1,150,573	32,181
*	LG Display Co. Ltd.	1,472,709	32,014
	Samsung Life Insurance Co. Ltd.	421,922	29,938
	Coway Co. Ltd.	374,509	26,132
	Hyundai Motor Co. Preference Shares (XKRS)	247,166	25,241
	Korea Zinc Co. Ltd.	65,800	25,233
*	Hanwha Solutions Corp.	637,430	25,174
	Hyundai Engineering & Construction Co. Ltd.	478,781	24,785
*	S-Oil Corp.	270,113	24,597
	Hyundai Steel Co.	498,913	23,819
	POSCO Chemical Co. Ltd.	181,509	23,176
	Korea Investment Holdings Co. Ltd.	251,511	23,010
	Hyundai Glovis Co. Ltd.	122,768	22,778
	Lotte Chemical Corp.	96,887	22,579
	Kumho Petrochemical Co. Ltd.	115,201	22,445
	Hankook Tire & Technology Co. Ltd.	484,606	22,236
*	Samsung Engineering Co. Ltd.	1,040,709	22,060
	CJ CheilJedang Corp.	51,826	21,214
	Hyundai Heavy Industries Holdings Co. Ltd.	334,517	21,037
	Mirae Asset Securities Co. Ltd.	2,333,842	19,545
	LG Uplus Corp.	1,432,825	19,535
	LG Innotek Co. Ltd.	93,688	18,528
	E-MART Inc.	128,157	18,192
*	SK Biopharmaceuticals Co. Ltd.	163,741	17,870
	Hotel Shilla Co. Ltd.	205,017	17,655
	SKC Co. Ltd.	124,943	17,608
	Fila Holdings Corp.	337,881	17,458
*	HLB Inc.	586,038	17,358
	LG Chem Ltd. Preference Shares	50,397	17,167
*	Samsung Heavy Industries Co. Ltd.	2,871,799	17,096
50

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Yuhan Corp.	302,576	16,950
*	Kangwon Land Inc.	708,982	16,926
*	Celltrion Pharm Inc.	120,849	16,864
	Shin Poong Pharmaceutical Co. Ltd.	219,204	16,776
	Samsung Securities Co. Ltd.	414,039	16,518
	Hyosung TNC Corp.	19,800	15,826
	Hanon Systems	1,058,083	15,545
	Industrial Bank of Korea	1,665,085	15,543
	Orion Corp.Republic of Korea	144,969	15,256
	Hyundai Motor Co. Preference Shares	147,024	15,075
	GS Engineering & Construction Corp.	387,916	14,770
	DB Insurance Co. Ltd.	292,410	14,239
	Hanmi Pharm Co. Ltd.	47,382	14,070
	GS Holdings Corp.	339,868	13,974
*	Seegene Inc.	188,173	13,812
*	Pearl Abyss Corp.	203,615	13,664
	SK Chemicals Co. Ltd.	59,077	13,619
*	Alteogen Inc.	182,562	13,562
	SK Telecom Co. Ltd. ADR	426,691	13,402
[2]	Netmarble Corp.	112,203	13,340
	BNK Financial Group Inc.	1,912,174	13,149
*	Mando Corp.	217,525	12,861
	DB HiTek Co. Ltd.	231,201	12,815
*	DL E&C Co. Ltd.	100,346	12,638
	Korea Aerospace Industries Ltd.	424,411	12,413
*	OCI Co. Ltd.	118,496	12,329
	Hansol Chemical Co. Ltd.	54,475	11,868
	LG Electronics Inc. Preference Shares	168,772	11,775
*,3	Doosan Infracore Co. Ltd.	905,633	11,600
*	GeneOne Life Science Inc.	274,605	11,579
	Shinsegae Inc.	45,357	11,494
	CJ ENM Co. Ltd.	67,336	10,919
	AMOREPACIFIC Group	187,558	10,666
*	Hyundai Mipo Dockyard Co. Ltd.	135,942	10,552
	Ecopro BM Co. Ltd.	56,038	10,550
*	F&F Co. Ltd.	21,092	10,488
	Green Cross Corp.	35,682	10,418
*	Hyundai Rotem Co. Ltd.	479,739	10,330
	WONIK IPS Co. Ltd.	229,831	10,113
	Cheil Worldwide Inc.	451,489	10,077
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	315,515	10,037
	LG Household & Health Care Ltd. Preference Shares	14,721	9,999
*	Genexine Inc.	124,055	9,903
	NH Investment & Securities Co. Ltd.	850,395	9,740
	Hanwha Aerospace Co. Ltd.	229,958	9,591
	Pan Ocean Co. Ltd.	1,262,738	9,574
	KIWOOM Securities Co. Ltd.	81,349	9,452
	L&F Co. Ltd.	115,039	9,366
	LEENO Industrial Inc.	59,776	9,309
	Hyundai Wia Corp.	103,242	9,301
*	KMW Co. Ltd.	191,951	9,226
*	Kakao Games Corp.	179,753	9,222
	S-1 Corp.	124,617	9,060
	SK Materials Co. Ltd.	28,985	9,050
	CS Wind Corp.	131,302	9,016
	Hyundai Marine & Fire Insurance Co. Ltd.	393,653	8,915
	Douzone Bizon Co. Ltd.	120,202	8,850
	Kolon Industries Inc.	122,522	8,780
	KCC Corp.	28,481	8,702
*	Doosan Fuel Cell Co. Ltd.	194,736	8,641
*	CJ Logistics Corp.	54,566	8,569
51

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	HDC Hyundai Development Co-Engineering & Construction Class E	304,956	8,527
*	Hugel Inc.	39,989	8,525
	DGB Financial Group Inc.	1,007,800	8,338
	Koh Young Technology Inc.	391,748	8,276
*	Daewoo Engineering & Construction Co. Ltd.	1,154,486	8,144
	Meritz Securities Co. Ltd.	1,927,254	8,107
*	Naturecell Co. Ltd.	301,563	8,102
*	Hanjin Kal Corp.	138,244	8,097
	CJ Corp.	84,725	8,043
	Soulbrain Co. Ltd.	27,502	8,024
*	Hyosung Advanced Materials Corp.	20,372	7,965
	Youngone Corp.	198,752	7,840
	DL Holdings Co. Ltd.	108,314	7,693
	Hyundai Elevator Co. Ltd.	160,692	7,575
	Lotte Shopping Co. Ltd.	73,329	7,517
	Hanwha Corp.	265,872	7,486
	Hyundai Department Store Co. Ltd.	96,205	7,466
	Dongkuk Steel Mill Co. Ltd.	375,603	7,395
*	Cellivery Therapeutics Inc.	80,925	7,246
	Iljin Materials Co. Ltd.	111,425	7,215
	LS Corp.	114,856	7,212
	Meritz Fire & Marine Insurance Co. Ltd.	392,248	7,113
	Com2uSCorp	63,672	6,996
*	Hyundai Bioscience Co. Ltd.	214,126	6,913
	Posco International Corp.	331,157	6,851
*	Chabiotech Co. Ltd.	266,988	6,815
*	Doosan Bobcat Inc.	157,712	6,728
	LOTTE Fine Chemical Co. Ltd.	114,023	6,680
	Hite Jinro Co. Ltd.	198,524	6,647
	BGF retail Co. Ltd.	41,206	6,572
	Osstem Implant Co. Ltd.	64,789	6,543
*	Kumho Tire Co. Inc.	904,510	6,439
	JYP Entertainment Corp.	178,886	6,439
	JB Financial Group Co. Ltd.	948,158	6,351
	Silicon Works Co. Ltd.	57,743	6,226
	Hanmi Science Co. Ltd.	91,773	6,220
	Lotte Corp.	173,426	6,186
	Hanwha Systems Co. Ltd.	408,044	6,178
	Samsung Card Co. Ltd.	199,919	6,091
	Chong Kun Dang Pharmaceutical Corp.	49,939	6,074
	GS Retail Co. Ltd.	176,902	6,068
	Hanwha Life Insurance Co. Ltd.	1,804,190	6,034
*	SM Entertainment Co. Ltd.	112,569	5,878
	Amorepacific Corp. Preference Shares	74,756	5,847
	NongShim Co. Ltd.	20,991	5,842
*	ST Pharm Co. Ltd.	58,310	5,824
	Medytox Inc.	27,575	5,803
	Daewoong Co. Ltd.	139,534	5,784
*	SOLUM Co. Ltd.	230,682	5,764
	Hanssem Co. Ltd.	62,728	5,708
*	Pharmicell Co. Ltd.	348,718	5,625
	Eo Technics Co. Ltd.	52,856	5,586
	Dongsuh Cos. Inc.	206,424	5,583
*	Cosmax Inc.	47,745	5,554
	Green Cross Holdings Corp.	181,669	5,502
*	Korea Gas Corp.	167,531	5,488
	Zinus Inc.	59,513	5,444
*	Helixmith Co. Ltd.	193,021	5,438
*	Oscotec Inc.	155,796	5,402
	KEPCO Plant Service & Engineering Co. Ltd.	140,517	5,341
*	Vaxcell-Bio Therapeutics Co. Ltd.	66,146	5,303
52

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Hyosung Corp.	56,434	5,160
	Kolmar Korea Co. Ltd.	100,034	5,149
*	MedPacto Inc.	82,662	5,145
*	LegoChem Biosciences Inc.	107,961	5,102
	SSANGYONG C&E Co. Ltd.	685,135	5,084
	Tokai Carbon Korea Co. Ltd.	28,335	5,068
	NICE Information Service Co. Ltd.	223,735	4,986
	LS Electric Co. Ltd.	100,283	4,978
	SFA Engineering Corp.	127,711	4,913
	Dongjin Semichem Co. Ltd.	192,483	4,893
	AfreecaTV Co. Ltd.	45,953	4,856
	SK Networks Co. Ltd.	894,419	4,775
*	Paradise Co. Ltd.	295,449	4,747
*	Hanall Biopharma Co. Ltd.	244,641	4,715
	IS Dongseo Co. Ltd.	86,536	4,671
	Korean Reinsurance Co.	527,226	4,615
*	NHN Corp.	62,225	4,607
*	HLB Life Science Co. Ltd.	513,690	4,550
*	Hana Tour Service Inc.	63,817	4,490
	Daewoong Pharmaceutical Co. Ltd.	29,479	4,489
	Hanmi Semiconductor Co. Ltd.	149,207	4,479
*	Amicogen Inc.	114,446	4,467
*	Hyosung Chemical Corp.	14,269	4,434
*	Taihan Electric Wire Co. Ltd.	1,629,043	4,427
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	30,047	4,418
	Sebang Global Battery Co. Ltd.	51,267	4,412
*	GemVax & Kael Co. Ltd.	232,690	4,400
	PI Advanced Materials Co. Ltd.	90,237	4,397
*	Sam Chun Dang Pharm Co. Ltd.	90,407	4,365
	Chunbo Co. Ltd.	26,630	4,321
	LOTTE REIT Co. Ltd.	816,109	4,320
	Innocean Worldwide Inc.	72,580	4,255
	Ottogi Corp.	8,696	4,202
	Mirae Asset Securities Co. Ltd. Preference Shares	987,055	4,182
	LG International Corp.	150,614	4,172
	Korea Electric Terminal Co. Ltd.	46,295	4,154
	Poongsan Corp.	122,471	4,148
*	NEPES Corp.	109,363	4,116
	Bukwang Pharmaceutical Co. Ltd.	228,164	4,104
	Daou Technology Inc.	161,603	4,088
	Daishin Securities Co. Ltd.	232,151	4,073
*	NHN KCP Corp.	78,767	4,065
*	Duk San Neolux Co. Ltd.	80,097	4,053
	Ecopro Co. Ltd.	100,783	4,045
	Samsung SDI Co. Ltd. Preference Shares	10,319	4,011
*	Mezzion Pharma Co. Ltd.	32,971	4,004
	Seoul Semiconductor Co. Ltd.	234,590	3,958
	Korea Petrochemical Ind Co. Ltd.	18,608	3,933
*	Hyundai Construction Equipment Co. Ltd.	79,685	3,921
	RFHIC Corp.	110,262	3,893
	DongKook Pharmaceutical Co. Ltd.	154,541	3,873
*	CJ CGV Co. Ltd.	139,490	3,780
	KEPCO Engineering & Construction Co. Inc.	83,104	3,723
	Hanjin Transportation Co. Ltd.	97,572	3,712
	Taekwang Industrial Co. Ltd.	3,563	3,687
	Samyang Holdings Corp.	37,387	3,664
	Daesang Corp.	148,578	3,662
*,1,3	SillaJen Inc.	340,708	3,661
*	Enzychem Lifesciences Corp.	42,247	3,648
*	iNtRON Biotechnology Inc.	165,740	3,633
*	Lotte Tour Development Co. Ltd.	202,596	3,624
53

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Studio Dragon Corp.	42,484	3,616
	Meritz Financial Group Inc.	188,945	3,561
	Hyundai Autoever Corp.	29,425	3,543
*	Foosung Co. Ltd.	366,578	3,534
	Korea Electric Power Corp. ADR	327,060	3,532
*	CMG Pharmaceutical Co. Ltd.	746,631	3,497
	Eugene Technology Co. Ltd.	86,278	3,466
	Solus Advanced Materials Co. Ltd.	74,878	3,425
	KCC Glass Corp.	60,411	3,364
	Handsome Co. Ltd.	87,730	3,345
	LG Hausys Ltd.	38,299	3,340
*,3	Asiana Airlines Inc.	216,269	3,303
	Doosan Co. Ltd.	38,777	3,298
	SK Discovery Co. Ltd.	69,286	3,255
	Mcnex Co. Ltd.	76,320	3,210
	Daeduck Electronics Co. Ltd.	222,422	3,206
	Hankook & Co. Co. Ltd.	177,335	3,204
	Park Systems Corp.	27,583	3,196
*	YG Entertainment Inc.	69,987	3,186
	DoubleUGames Co. Ltd.	60,168	3,185
*	Korea Line Corp.	1,014,335	3,179
*	Jusung Engineering Co. Ltd.	230,119	3,166
*	Ace Technologies Corp.	190,224	3,162
*	ABLBio Inc.	162,452	3,158
*	SFA Semicon Co. Ltd.	474,580	3,154
	SL Corp.	99,311	3,145
	BH Co. Ltd.	170,968	3,136
	Hyundai Greenfood Co. Ltd.	327,534	3,127
	SNT Motiv Co. Ltd.	49,602	3,125
*	CosmoAM&T Co. Ltd.	128,977	3,123
*	ESR Kendall Square REIT Co. Ltd.	464,252	3,104
*	Webzen Inc.	110,290	3,031
*	Yungjin Pharmaceutical Co. Ltd.	581,029	3,024
*	Hanwha Investment & Securities Co. Ltd.	712,719	3,020
	Hyundai Home Shopping Network Corp.	37,566	3,016
	Green Cross LabCell Corp.	33,921	2,991
*	KB Financial Group Inc. ADR	59,710	2,944
	Lotte Chilsung Beverage Co. Ltd.	22,662	2,920
*	CrystalGenomics Inc.	416,581	2,909
	S&S Tech Corp.	100,373	2,902
*	Ecopro HN Co. Ltd.	20,619	2,891
	Daishin Securities Co. Ltd. Preference Shares	188,534	2,880
	HDC Holdings Co. Ltd.	250,403	2,877
*	Binex Co. Ltd.	150,978	2,874
	Dawonsys Co. Ltd.	164,299	2,858
	JR REIT XXVII	619,891	2,839
	Ilyang Pharmaceutical Co. Ltd.	84,313	2,835
	Huchems Fine Chemical Corp.	135,826	2,810
	Korea United Pharm Inc.	56,851	2,800
	Wemade Co. Ltd.	55,542	2,790
*	Hyosung Heavy Industries Corp.	42,636	2,761
*	TY Holdings Co. Ltd.	106,315	2,758
*	Eoflow Co. Ltd.	56,556	2,749
	LIG Nex1 Co. Ltd.	72,842	2,747
	Shinsegae International Inc.	15,090	2,734
*	Samsung Pharmaceutical Co. Ltd.	351,986	2,727
*	DIO Corp.	73,924	2,720
[3]	GS Home Shopping Inc.	19,458	2,679
*	Kuk-il Paper Manufacturing Co. Ltd.	524,879	2,660
	Daejoo Electronic Materials Co. Ltd.	61,955	2,654
	Posco ICT Co. Ltd.	346,536	2,633
54

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Samwha Capacitor Co. Ltd.	48,646	2,605
*	LX Holdings Corp.	260,385	2,601
	Tesna Inc.	63,531	2,596
*	Shinsung E&G Co. Ltd.	1,009,886	2,588
	Dentium Co. Ltd.	44,748	2,579
*	Medipost Co. Ltd.	92,491	2,576
*	Hyundai Electric & Energy System Co. Ltd.	140,669	2,570
	Tongyang Inc.	1,297,069	2,567
	Hanwha Corp. Preference Shares	184,899	2,537
	SIMMTECH Co. Ltd.	117,626	2,533
	LOTTE Himart Co. Ltd.	79,325	2,524
*	Ananti Inc.	288,428	2,521
	Ahnlab Inc.	38,362	2,445
	TES Co. Ltd.	87,029	2,433
*	Komipharm International Co. Ltd.	247,909	2,410
	Hansae Co. Ltd.	110,958	2,410
	Dong-A ST Co. Ltd.	30,975	2,366
*	OliX Pharmaceuticals Inc.	59,839	2,345
	JW Pharmaceutical Corp.	88,035	2,341
*	Innox Advanced Materials Co. Ltd.	39,954	2,324
	GOLFZON Co. Ltd.	19,323	2,318
	Partron Co. Ltd.	250,040	2,311
*	Hancom Inc.	107,313	2,305
	L&C Bio Co. Ltd.	76,956	2,286
*	Hanwha General Insurance Co. Ltd.	525,888	2,279
*	NKMax Co. Ltd.	177,313	2,279
	Yuanta Securities Korea Co. Ltd.	531,497	2,276
*	Modetour Network Inc.	97,065	2,275
	Dong-A Socio Holdings Co. Ltd.	21,048	2,273
*	Seojin System Co. Ltd.	59,164	2,273
	Daea TI Co. Ltd.	404,501	2,267
	LF Corp.	120,426	2,176
*	Anterogen Co. Ltd.	36,405	2,172
	Nexen Tire Corp.	230,574	2,169
	Huons Co. Ltd.	38,953	2,155
	Seah Besteel Corp.	76,256	2,144
	INTOPS Co. Ltd.	78,706	2,142
	NICE Holdings Co. Ltd.	126,639	2,142
*	KH Vatec Co. Ltd.	108,503	2,110
	SK Securities Co. Ltd.	2,313,728	2,106
*	Cafe24 Corp.	78,141	2,087
*	S-MAC Co. Ltd.	1,671,648	2,087
	Halla Holdings Corp.	47,325	2,062
*	Insun ENT Co. Ltd.	173,777	2,045
	KUMHOE&C Co. Ltd.	181,159	2,044
	Korea Real Estate Investment & Trust Co. Ltd.	972,620	2,038
	Namyang Dairy Products Co. Ltd.	3,014	2,026
	Dongwon Industries Co. Ltd.	8,665	2,025
*	KH Feelux Co. Ltd.	649,197	2,022
	KTB Investment & Securities Co. Ltd.	291,256	2,013
	HS Industries Co. Ltd.	286,809	2,009
	Huons Global Co. Ltd.	33,652	2,008
*	UniTest Inc.	99,879	2,007
*	Solid Inc.	295,620	1,980
	Advanced Process Systems Corp.	69,357	1,954
	Young Poong Corp.	3,373	1,938
	ITM Semiconductor Co. Ltd.	43,798	1,936
	Orion Holdings Corp.	127,512	1,930
*	Vidente Co. Ltd.	238,182	1,926
*	Shinhan Financial Group Co. Ltd. ADR	53,585	1,921
	CJ CheilJedang Corp. Preference Shares	10,192	1,902
55

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	OptoElectronics Solutions Co. Ltd.	47,743	1,901
	InBody Co. Ltd.	70,586	1,893
	Sungwoo Hitech Co. Ltd.	289,969	1,885
	ENF Technology Co. Ltd.	59,112	1,868
	Jeil Pharmaceutical Co. Ltd.	48,063	1,863
*	Sambu Engineering & Construction Co. Ltd.	664,695	1,853
	Chongkundang Holdings Corp.	19,363	1,848
*	Telcon RF Pharmaceutical Inc.	453,804	1,848
*	Grand Korea Leisure Co. Ltd.	124,199	1,835
	Mirae Asset Life Insurance Co. Ltd.	482,805	1,834
	SK Gas Ltd.	16,749	1,824
*	Sangsangin Co. Ltd.	261,650	1,821
	Harim Holdings Co. Ltd.	195,165	1,819
	Binggrae Co. Ltd.	31,845	1,798
*	Eutilex Co. Ltd.	62,134	1,798
	Songwon Industrial Co. Ltd.	103,406	1,775
*	AbClon Inc.	84,531	1,769
*	Neowiz	77,979	1,750
*	Inscobee Inc.	628,890	1,740
	Interpark Corp.	348,740	1,709
*	Lutronic Corp.	131,610	1,691
	Taeyoung Engineering & Construction Co. Ltd.	148,458	1,649
	KC Tech Co. Ltd.	62,161	1,620
	Youlchon Chemical Co. Ltd.	81,283	1,604
	i-SENS Inc.	58,739	1,587
	Kwang Dong Pharmaceutical Co. Ltd.	197,783	1,585
	Vieworks Co. Ltd.	47,630	1,580
*	G-treeBNT Co. Ltd.	153,228	1,580
	LG HelloVision Co. Ltd.	194,022	1,557
	Eugene Investment & Securities Co. Ltd.	380,747	1,545
	Hansol Paper Co. Ltd.	105,300	1,529
*	SCM Lifescience Co. Ltd.	53,106	1,528
	Korea Asset In Trust Co. Ltd.	357,814	1,524
	Dongwon F&B Co. Ltd.	7,333	1,484
*	Aprogen pharmaceuticals Inc.	1,345,802	1,476
	Cuckoo Homesys Co. Ltd.	36,463	1,465
	Hanil Cement Co. Ltd.	10,315	1,461
	Hyundai Livart Furniture Co. Ltd.	83,648	1,460
	iMarketKorea Inc.	142,286	1,435
	Green Cross Cell Corp.	39,247	1,431
	Youngone Holdings Co. Ltd.	33,272	1,427
*	STCUBE	178,517	1,425
	Hyundai Bioland Co. Ltd.	69,481	1,398
	KISWIRE Ltd.	61,779	1,378
*	Hansol Technics Co. Ltd.	166,478	1,350
*	Peptron Inc.	119,458	1,343
	Kolon Corp.	43,765	1,337
	Maeil Dairies Co. Ltd.	19,459	1,335
	Toptec Co. Ltd.	116,323	1,313
*	Lock&Lock Co. Ltd.	106,002	1,290
	Seobu T&D	164,221	1,276
*	Namsun Aluminum Co. Ltd.	371,961	1,266
	Samyang Corp.	22,461	1,260
	KISCO Corp.	136,647	1,244
	Humedix Co. Ltd.	39,324	1,243
*	Soulbrain Holdings Co. Ltd.	37,413	1,230
*	Wonik Holdings Co. Ltd.	202,877	1,217
	Namhae Chemical Corp.	132,560	1,213
	Samchully Co. Ltd.	14,365	1,212
	NS Shopping Co. Ltd.	97,273	1,208
	Kolmar Korea Holdings Co. Ltd.	43,869	1,185
56

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	KT Skylife Co. Ltd.	121,668	1,164
	Lotte Confectionery Co. Ltd.	9,366	1,153
	BGF Co. Ltd.	193,806	1,146
	ICD Co. Ltd.	79,230	1,108
	Hansol Holdings Co. Ltd.	257,533	1,091
	Lotte Food Co. Ltd.	2,595	1,090
*	Able C&C Co. Ltd.	120,276	1,089
	Byucksan Corp.	263,447	1,084
	DB Financial Investment Co. Ltd.	167,685	1,079
	SPC Samlip Co. Ltd.	13,957	1,079
	KC Co. Ltd.	44,827	1,075
	Aekyung Industrial Co. Ltd.	43,393	1,059
	Hankook Shell Oil Co. Ltd.	4,121	1,051
*	Woongjin Thinkbig Co. Ltd.	280,495	1,026
*	CJ Freshway Corp.	33,552	1,016
	Tongyang Life Insurance Co. Ltd.	203,073	1,012
*	Dongsung Pharmaceutical Co. Ltd.	110,312	1,004
	Dae Han Flour Mills Co. Ltd.	6,231	999
*	Gamevil Inc.	28,917	991
	TK Corp.	98,388	970
	Cuckoo Holdings Co. Ltd.	8,845	967
	E1 Corp.	19,205	957
	Sung Kwang Bend Co. Ltd.	107,988	927
	Daeduck Co. Ltd.	122,486	925
	Hyundai Corp.	51,179	920
*	Interflex Co. Ltd.	72,908	915
	AK Holdings Inc.	30,661	887
	Hanil Holdings Co. Ltd.	70,305	856
	Sam Young Electronics Co. Ltd.	66,608	830
	Daekyo Co. Ltd.	174,991	822
	Kyobo Securities Co. Ltd.	103,347	811
	Dae Hwa Pharmaceutical Co. Ltd.	65,917	778
*	CUROCOM Co. Ltd.	590,197	731
	Eusu Holdings Co. Ltd.	114,688	728
	Muhak Co. Ltd.	87,541	711
	F&F Holdings Co. Ltd.	20,839	697
	SNT Dynamics Co. Ltd.	70,309	687
*	Sindoh Co. Ltd.	22,140	675
*	Coreana Cosmetics Co. Ltd.	148,739	654
	Cell Biotech Co. Ltd.	34,485	622
*	Homecast Co. Ltd.	189,088	601
*	SBS Media Holdings Co. Ltd.	284,727	536
	JW Holdings Corp.	93,354	389
*	L&F Co. Ltd. Rights Exp. 7/20/21	28,036	381
*,3	Yuyang DNU Co. Ltd.	336,958	365
*	Rfhic Corp. Rights Exp. 7/8/21	11,249	99
			8,746,544
Spain (2.0%)
	Iberdrola SA (XMAD)	38,264,476	466,622
*	Banco Santander SA	113,810,709	435,332
*	Banco Bilbao Vizcaya Argentaria SA	44,252,897	274,500
[2]	Cellnex Telecom SA	4,041,475	257,771
	Industria de Diseno Textil SA	6,987,810	246,717
*	Amadeus IT Group SA	2,830,834	199,564
	Telefonica SA	33,556,775	156,625
	Repsol SA	8,904,592	111,865
	Ferrovial SA	3,158,963	92,837
	CaixaBank SA	29,281,204	90,148
*,2	Aena SME SA	467,147	76,650
	Grifols SA	2,195,466	59,534
	Red Electrica Corp. SA	2,861,505	53,127
57

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Endesa SA	2,106,775	51,144
	Naturgy Energy Group SA	1,975,622	50,846
*	Siemens Gamesa Renewable Energy SA	1,490,115	49,820
	ACS Actividades de Construccion y Servicios SA	1,484,466	39,796
	Enagas SA	1,651,057	38,161
	Fluidra SA	688,465	27,352
*	Banco de Sabadell SA	37,490,576	25,595
	Bankinter SA	4,562,573	22,955
	Acciona SA	151,668	22,906
	Merlin Properties Socimi SA	2,212,125	22,889
	Inmobiliaria Colonial Socimi SA	2,150,265	21,716
	Viscofan SA	260,875	18,184
	Acerinox SA	1,267,525	15,348
	Mapfre SA	6,552,430	13,862
	Grupo Catalana Occidente SA	347,619	13,430
	Ebro Foods SA	510,128	10,723
	CIE Automotive SA	340,974	10,097
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,534,291	9,500
*	Applus Services SA	950,328	9,284
	Laboratorios Farmaceuticos Rovi SA	133,147	9,227
	Cia de Distribucion Integral Logista Holdings SA	429,413	8,829
	Almirall SA	484,988	8,468
[2]	Euskaltel SA	642,890	8,374
	Pharma Mar SA	90,847	8,189
	Zardoya Otis SA	1,171,899	8,087
	Faes Farma SA	1,952,185	7,793
*	Indra Sistemas SA	814,477	7,442
*	Solaria Energia y Medio Ambiente SA	402,330	7,278
*	Mediaset Espana Comunicacion SA	1,010,703	6,328
	Sacyr SA (XMAD)	2,386,380	6,075
*,2	Gestamp Automocion SA	1,027,171	5,448
	Prosegur Cia de Seguridad SA	1,614,351	5,283
	Construcciones y Auxiliar de Ferrocarriles SA	122,156	5,158
*	Melia Hotels International SA	692,614	5,137
[2]	Unicaja Banco SA	4,963,928	5,094
[2]	Global Dominion Access SA	744,515	3,864
*,2	Neinor Homes SA	285,107	3,855
*,2	Aedas Homes SA	133,618	3,697
*	Ence Energia y Celulosa SA	809,889	3,296
	Liberbank SA	8,729,309	3,206
*,1	Tecnicas Reunidas SA	206,300	2,616
[2]	Prosegur Cash SA	2,467,802	2,516
	Lar Espana Real Estate Socimi SA	398,686	2,318
[2]	Metrovacesa SA	288,532	2,291
*	Atresmedia Corp. de Medios de Comunicacion SA	519,052	2,275
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 7/9/21	1,479,659	2,070
*	Promotora de Informaciones SA Class A	1,726,804	1,579
*	Distribuidora Internacional de Alimentacion SA	10,409,246	839
*,1	NH Hotel Group SA	157,953	660
*	Sacyr SA	57,820	147
			3,142,339
Sweden (3.4%)
	Investor AB Class B	11,948,648	275,421
	Atlas Copco AB Class A	4,184,570	256,968
	Telefonaktiebolaget LM Ericsson Class B	19,919,265	250,463
	Volvo AB Class B	10,004,967	241,114
	Assa Abloy AB Class B	6,089,305	183,580
	Sandvik AB	7,150,423	182,834
	Hexagon AB Class B	11,821,858	175,157
[2]	Evolution AB	1,058,003	167,357
*	H&M Hennes & Mauritz AB Class B	5,820,071	138,223
58

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Essity AB Class B	4,044,151	134,145
	Atlas Copco AB Class B	2,518,006	132,614
	Swedbank AB Class A	6,664,936	124,081
	Skandinaviska Enskilda Banken AB Class A	9,570,414	123,708
	Svenska Handelsbanken AB Class A	9,863,053	111,334
	Epiroc AB Class A	4,169,370	94,910
	Swedish Match Ab	10,254,245	87,450
	Nibe Industrier AB Class B	7,958,864	83,866
	Investor AB Class A	3,632,453	82,918
	Telia Co. AB	17,021,429	75,600
	Alfa Laval AB	2,082,107	73,593
	Boliden AB	1,818,112	69,960
	Svenska Cellulosa AB SCA Class B	3,946,808	64,736
*	Kinnevik AB Class B	1,592,164	63,757
	SKF AB Class B	2,500,717	63,739
	Skanska AB Class B	2,376,736	63,100
*,2	Sinch AB	3,416,862	57,496
	Getinge AB Class B	1,481,804	55,898
	EQT AB	1,519,670	55,203
	Industrivarden AB Class A	1,409,480	54,819
	Epiroc AB Class B	2,473,649	48,564
	Tele2 AB Class B	3,550,458	48,407
	Indutrade AB	1,864,272	47,726
	Castellum AB	1,801,119	45,859
	Lundin Energy AB	1,256,359	44,541
	Electrolux AB Class B	1,525,629	42,278
*	Fastighets AB Balder Class B	668,034	41,878
	Industrivarden AB Class C	1,076,705	39,414
	Trelleborg AB Class B	1,612,839	37,486
[2]	Dometic Group AB	2,122,049	36,160
	Husqvarna AB Class B	2,712,306	36,047
	Lifco AB Class B	1,508,416	35,279
	Elekta AB Class B	2,382,164	34,536
	Volvo AB Class A	1,381,041	34,277
	Sagax AB Class B	1,153,913	34,247
	Securitas AB Class B	2,050,235	32,387
	L E Lundbergforetagen AB Class B	489,493	31,592
	Investment AB Latour Class B	950,733	31,215
[2]	Thule Group AB	698,037	30,943
	Beijer Ref AB Class B	1,618,168	28,849
	Holmen AB Class B	638,010	28,819
	Samhallsbyggnadsbolaget i Norden AB	6,606,710	27,700
	Fabege AB	1,712,051	27,453
	Avanza Bank Holding AB	823,960	25,707
	AAK AB	1,140,920	25,581
	Sweco AB Class B	1,328,723	24,185
	ICA Gruppen AB	515,398	23,992
	BillerudKorsnas AB	1,173,223	23,294
*	Nordic Entertainment Group AB Class B	504,143	22,237
*	Swedish Orphan Biovitrum AB	1,173,326	21,404
	AF Poyry AB	648,547	21,342
	AddTech AB Class B	1,250,509	20,758
	Hexpol AB	1,640,039	20,275
[2]	Bravida Holding AB	1,340,419	19,403
*	SSAB AB Class B	4,409,124	19,314
	Axfood AB	696,124	19,263
	Wihlborgs Fastigheter AB	887,388	19,246
	Nordnet AB publ	1,049,472	17,703
	Vitrolife AB	425,352	17,682
	Wallenstam AB Class B	1,087,102	17,219
[1]	Intrum AB	518,087	16,971
59

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Peab AB Class B	1,315,556	16,259
	Saab AB Class B	608,002	16,142
	JM AB	463,808	16,032
	Nyfosa AB	1,173,011	15,865
	Bure Equity AB	365,828	15,814
	Loomis AB Class B	500,527	15,658
	Arjo AB Class B	1,487,287	15,331
	Kungsleden AB	1,250,859	15,139
	Mycronic AB	457,755	13,816
*	Sectra AB Class B	172,155	13,327
	Instalco AB	313,685	13,020
	Mips AB	146,711	12,619
	Hufvudstaden AB Class A	719,663	12,236
	Nolato AB Class B	1,162,348	11,448
	NCC AB Class B	646,361	11,034
	Bilia AB Class A	506,134	10,731
*	Electrolux Professional AB Class B	1,510,954	10,712
	Lindab International AB	455,478	10,632
	Medicover AB Class B	381,971	10,477
	Biotage AB	434,432	10,287
*	BHG Group AB	517,741	10,017
	Granges AB	704,307	9,782
*	Pandox AB Class B	583,853	9,725
	Catena AB	179,217	9,586
*	Modern Times Group MTG AB Class B	680,706	9,204
*,2	Boozt AB	410,741	9,029
	Corem Property Group AB Class B	3,634,990	8,236
*	CELLINK AB Class B	164,349	8,147
*	SSAB AB Class A	1,610,783	7,893
	Ratos AB Class B	1,287,964	7,814
	Troax Group AB	226,642	7,404
	Atrium Ljungberg AB Class B	294,819	6,711
	Nobia AB	761,780	6,496
*	Betsson AB Class B	787,665	6,427
[2]	Munters Group AB	699,916	6,261
	Vitec Software Group AB Class B	150,789	6,238
*	VNV Global AB	551,915	6,150
	Bonava AB Class B	554,096	6,101
	Adapteo Oyj	307,776	5,906
	Dios Fastigheter AB	561,927	5,818
*,1	SAS AB	23,461,602	5,758
	Platzer Fastigheter Holding AB Class B	360,211	5,460
	Concentric AB	249,869	5,136
*,1	Hansa Biopharma AB	289,291	5,072
	INVISIO AB	216,115	4,765
*	Kinnevik AB Class A	104,383	4,730
[2]	Resurs Holding AB	929,819	4,594
*	Mekonomen AB	276,222	4,564
*	SkiStar AB	270,568	4,510
	Cloetta AB Class B	1,385,343	4,136
	Telefonaktiebolaget LM Ericsson Class A	297,372	3,741
	Corem Property Group AB Preference Shares	99,359	3,681
*,1,2	Oncopeptides AB	328,785	3,588
*,1,2	Scandic Hotels Group AB	894,260	3,496
	Svenska Handelsbanken AB Class B	279,991	3,351
	Investment AB Oresund	189,678	3,293
*	Karo Pharma AB	513,214	3,286
*	Camurus AB	128,979	3,224
*,2	Attendo AB	691,939	3,167
*	Clas Ohlson AB Class B	254,868	2,628
	Sagax AB Class D	628,585	2,442
60

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Svenska Cellulosa AB SCA Class A	142,409	2,346
*	Collector AB	535,969	2,286
	Husqvarna AB Class A	158,624	2,135
	Samhallsbyggnadsbolaget i Norden AB Class D	415,612	1,416
	SKF AB Class A	52,406	1,335
	Skandinaviska Enskilda Banken AB Class C	85,371	1,090
	NCC AB Class A	21,830	377
*	Annehem Fastigheter AB Class B	25,418	97
			5,280,505
Switzerland (7.4%)
	Nestle SA (Registered)	18,734,771	2,335,235
	Roche Holding AG	4,568,863	1,721,722
	Novartis AG (Registered)	14,088,798	1,285,273
	Cie Financiere Richemont SA Class A (Registered)	3,394,082	411,460
	Zurich Insurance Group AG	987,314	396,570
	ABB Ltd. (Registered)	11,268,093	382,830
	Lonza Group AG (Registered)	492,788	349,365
	UBS Group AG (Registered)	21,909,201	335,588
	Sika AG (Registered)	941,004	308,309
	Givaudan SA (Registered)	61,307	285,397
	Partners Group Holding AG	149,052	225,955
	Alcon Inc.	3,055,089	214,276
	Geberit AG (Registered)	233,582	175,460
	Swiss Re AG	1,917,180	173,165
	Credit Suisse Group AG (Registered)	15,947,879	166,941
*	Holcim Ltd.	2,749,041	165,240
	Sonova Holding AG (Registered)	352,549	132,789
	SGS SA (Registered)	38,970	120,319
	Logitech International SA (Registered)	981,985	119,255
	Kuehne + Nagel International AG (Registered)	332,754	113,888
	Straumann Holding AG (Registered)	66,887	106,688
	Swiss Life Holding AG (Registered)	209,769	102,043
	Swisscom AG (Registered)	168,743	96,418
	Julius Baer Group Ltd.	1,435,060	93,728
	Roche Holding AG (Bearer)	214,305	87,158
	Schindler Holding AG Ptg. Ctf.	271,240	83,009
	Chocoladefabriken Lindt & Spruengli AG (Registered)	679	71,142
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	6,983	69,516
	Adecco Group AG (Registered)	1,018,700	69,314
	Swatch Group AG (Bearer)	191,661	65,819
	Temenos AG (Registered)	405,874	65,254
*	SIG Combibloc Group AG	2,230,239	60,726
[2]	VAT Group AG	170,467	56,690
	Barry Callebaut AG (Registered)	23,646	54,955
	Swiss Prime Site AG (Registered)	499,212	49,545
	Baloise Holding AG (Registered)	298,437	46,597
	EMS-Chemie Holding AG (Registered)	47,116	46,311
	Vifor Pharma AG	343,167	44,463
	Georg Fischer AG (Registered)	27,259	40,480
	Tecan Group AG (Registered)	79,289	39,289
*	Holcim Ltd. (XSWX)	635,227	38,082
	Schindler Holding AG (Registered)	125,860	36,829
	PSP Swiss Property AG (Registered)	284,920	36,179
*	ams AG	1,632,721	32,800
*	Clariant AG (Registered)	1,500,405	29,876
	Belimo Holding AG (Registered)	61,666	28,241
*	Siegfried Holding AG (Registered)	26,952	25,293
	Helvetia Holding AG (Registered)	231,287	24,905
[2]	Galenica AG	322,928	22,799
	Bucher Industries AG (Registered)	43,048	22,542
	Bachem Holding AG (Registered) Class B	37,161	22,043
61

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Cembra Money Bank AG	195,219	21,902
*	Dufry AG (Registered)	366,791	21,765
*	Flughafen Zurich AG (Registered)	126,130	20,880
*	Idorsia Ltd.	755,832	20,799
	Swatch Group AG (Registered)	292,462	19,311
*	Zur Rose Group AG	50,343	19,278
	Allreal Holding AG (Registered)	92,975	18,301
	DKSH Holding AG	236,819	18,142
	Banque Cantonale Vaudoise (Registered)	187,891	16,884
	Daetwyler Holding AG (Bearer)	48,711	16,467
	SFS Group AG	112,742	16,236
	Sulzer AG (Registered)	115,662	16,004
*	Softwareone Holding AG	673,593	15,936
	Inficon Holding AG (Registered)	12,880	14,897
	Interroll Holding AG (Registered)	3,632	14,404
	Vontobel Holding AG (Registered)	183,036	14,285
	Mobimo Holding AG (Registered)	43,249	14,211
[1]	Stadler Rail AG	320,930	14,111
	OC Oerlikon Corp. AG (Registered)	1,241,202	13,784
	dormakaba Holding AG	20,101	13,710
	Comet Holding AG (Registered)	49,249	13,563
	Emmi AG (Registered)	12,775	13,109
	Forbo Holding AG (Registered)	6,864	12,994
	BKW AG	120,533	12,554
	Bystronic AG	8,677	11,738
*	Landis+Gyr Group AG	163,829	11,442
	Valiant Holding AG (Registered)	106,159	10,534
	Huber + Suhner AG (Registered)	114,259	9,661
	Schweiter Technologies AG (Bearer)	6,223	9,129
	Kardex Holding AG (Registered)	38,943	9,014
	Swissquote Group Holding SA (Registered)	57,746	8,735
*,3	Aryzta AG	6,228,830	8,511
	Burckhardt Compression Holding AG	20,806	8,431
	St. Galler Kantonalbank AG (Registered)	18,669	8,298
	VZ Holding AG	88,359	7,482
	LEM Holding SA (Registered)	3,129	6,561
	Zehnder Group AG	63,226	6,037
*	Komax Holding AG (Registered)	23,089	5,834
	Arbonia AG	283,898	5,431
*,2	Medacta Group SA	41,321	5,429
*	Valora Holding AG (Registered)	24,883	5,236
	Bossard Holding AG (Registered) Class A	17,079	5,219
*	ALSO Holding AG (Registered)	17,695	5,108
	Vetropack Holding AG (Registered)	83,519	5,044
	Intershop Holding AG	7,464	4,903
*,1	COSMO Pharmaceuticals NV	46,257	4,264
*	EFG International AG	505,538	4,150
*	Bobst Group SA (Registered)	51,619	4,130
	Leonteq AG	68,748	4,111
*	Rieter Holding AG (Registered)	20,389	3,992
	Bell Food Group AG (Registered)	12,826	3,935
*	Ascom Holding AG (Registered)	237,473	3,925
*,1	Basilea Pharmaceutica AG (Registered)	78,354	3,832
*	Autoneum Holding AG	18,608	3,477
*	Ypsomed Holding AG (Registered)	21,381	3,331
*	u-blox Holding AG	44,503	3,274
*	Implenia AG (Registered)	94,660	2,463
*	GAM Holding AG	1,023,926	2,226
	Hiag Immobilien Holding AG	18,884	2,080
	VP Bank AG (Registered)	15,160	1,820
62

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	APG SGA SA	6,792	1,665
			11,691,750
United Kingdom (12.7%)
	AstraZeneca plc	8,733,220	1,049,246
	HSBC Holdings plc	135,883,470	784,253
	Diageo plc	15,271,493	731,940
	GlaxoSmithKline plc	32,869,489	646,184
	Rio Tinto plc	7,225,614	596,746
	BP plc	132,353,864	580,424
	British American Tobacco plc	14,822,525	575,493
	Unilever plc (XAMS)	9,376,176	549,528
	Royal Dutch Shell plc Class A	27,240,695	546,118
	Royal Dutch Shell plc Class B	24,707,262	479,637
	Unilever plc (XLON)	7,974,588	465,984
	BHP Group plc	13,828,278	409,192
	Reckitt Benckiser Group plc	4,214,245	372,329
*	Glencore plc	80,030,399	343,498
	Prudential plc	17,390,689	330,871
	RELX plc	12,361,919	327,797
	Anglo American plc	8,178,252	325,447
	Vodafone Group plc	186,591,460	312,733
	Lloyds Banking Group plc	470,888,263	304,598
	National Grid plc	23,620,934	300,451
	Barclays plc	112,664,944	267,363
	London Stock Exchange Group plc	2,414,400	266,817
*	Compass Group plc	11,854,085	249,741
	Experian plc	6,082,481	234,840
	CRH plc (XDUB)	4,538,466	230,414
	Ashtead Group plc	2,972,351	220,930
	Ferguson plc	1,488,716	207,121
*	Flutter Entertainment plc (XDUB)	1,102,658	200,682
	Tesco plc	50,801,069	156,934
*	BT Group plc	58,006,555	155,884
	BAE Systems plc	21,466,616	155,118
	Aviva plc	26,060,003	146,300
	SSE plc	6,943,221	144,202
	Legal & General Group plc	39,446,791	140,730
	Imperial Brands plc	6,269,176	135,181
	Smith & Nephew plc	5,840,314	126,660
	Segro plc	7,951,415	120,371
	Standard Chartered plc	16,993,798	108,451
	WPP plc	7,787,813	105,275
	3i Group plc	6,341,780	102,920
	Natwest Group plc	34,875,947	98,151
*,2	Just Eat Takeaway.com NV (XLON)	1,012,506	93,906
	Halma plc	2,516,290	93,745
*	Entain plc	3,873,960	93,609
	Smurfit Kappa Group plc	1,705,079	92,765
*	Next plc	847,467	92,233
	Spirax-Sarco Engineering plc	488,479	92,003
	Croda International plc	894,395	91,223
*	Ocado Group plc	3,233,176	89,584
	Persimmon plc	2,113,592	86,580
	Mondi plc (XLON)	3,219,268	84,758
	Rentokil Initial plc	12,363,239	84,678
	Intertek Group plc	1,071,950	82,041
*	InterContinental Hotels Group plc	1,215,871	81,039
*	Burberry Group plc	2,673,501	76,460
	Bunzl plc	2,237,298	74,013
	St. James's Place plc	3,532,037	72,219
	Associated British Foods plc	2,315,280	71,072
63

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	Kingfisher plc	14,021,271	70,767
*	Informa plc	9,948,718	69,141
	Melrose Industries plc	31,955,201	68,784
	Sage Group plc	7,196,027	68,162
*	Rolls-Royce Holdings plc	49,596,395	67,898
	Barratt Developments plc	6,740,299	64,900
	United Utilities Group plc	4,530,698	61,152
	Admiral Group plc	1,394,314	60,670
	Smiths Group plc	2,634,158	58,014
*	Whitbread plc	1,339,692	57,912
	Pearson plc	5,018,435	57,792
	Hargreaves Lansdown plc	2,519,395	55,438
	Severn Trent plc	1,586,997	54,938
*,2	Auto Trader Group plc	6,269,794	54,911
	M&G plc	17,257,799	54,671
	Intermediate Capital Group plc	1,845,789	54,290
	DCC plc	656,523	53,779
	Johnson Matthey plc	1,261,273	53,700
	Standard Life Aberdeen plc	14,264,827	53,515
	Taylor Wimpey plc	24,015,216	52,851
	Rightmove plc	5,696,728	51,203
	Polymetal International plc	2,368,459	51,004
	Wm Morrison Supermarkets plc	14,787,118	50,470
	DS Smith plc	8,490,029	49,154
*	Royal Mail plc	6,085,095	48,655
	Berkeley Group Holdings plc	749,774	47,674
	B&M European Value Retail SA	5,926,652	47,051
*	Coca-Cola HBC AG	1,297,360	46,960
	Antofagasta plc	2,302,623	45,790
	Electrocomponents plc	3,121,790	44,476
*	Weir Group plc	1,722,984	44,230
	Land Securities Group plc	4,734,846	44,189
	Pennon Group plc	2,794,286	43,913
*	ITV plc	24,702,468	42,933
	Howden Joinery Group plc	3,790,862	42,871
	IMI plc	1,778,860	42,336
	Dechra Pharmaceuticals plc	698,221	42,229
	British Land Co. plc	6,150,919	42,076
	JD Sports Fashion plc	3,272,423	41,644
	J Sainsbury plc	10,934,889	41,158
	AVEVA Group plc	787,044	40,396
	Phoenix Group Holdings plc	4,165,595	38,994
	Hikma Pharmaceuticals plc	1,120,991	37,936
	Bellway plc	823,489	36,893
	Schroders plc	748,368	36,396
	Direct Line Insurance Group plc	8,998,629	35,493
[2]	ConvaTec Group plc	10,625,019	35,370
*	Travis Perkins plc	1,493,604	34,946
*	THG plc	4,105,090	34,671
	Spectris plc	765,060	34,314
	Games Workshop Group plc	216,813	34,192
*	Meggitt plc	5,174,613	33,055
	Future plc	751,543	32,586
	Diploma plc	806,739	32,454
	Tate & Lyle plc	3,103,108	31,738
	Evraz plc	3,850,557	31,591
	UNITE Group plc	2,113,131	31,408
	Tritax Big Box REIT plc	11,452,219	31,115
	Derwent London plc	670,636	30,761
	Genus plc	432,229	29,684
	IG Group Holdings plc	2,429,203	28,466
64

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
*	Centrica plc	39,068,040	27,847
	Inchcape plc	2,600,982	27,681
	Rotork plc	5,780,909	27,265
*	Marks & Spencer Group plc	12,973,283	26,312
*	Hiscox Ltd.	2,229,956	25,685
[2]	Avast plc	3,682,792	24,967
	UDG Healthcare plc	1,678,927	24,845
	HomeServe plc	1,840,932	24,347
*	Greggs plc	662,698	23,854
	Vistry Group plc	1,462,192	23,806
[2]	Quilter plc	11,353,453	23,362
	Man Group plc	9,367,049	23,300
	Grafton Group plc	1,453,284	23,097
	Britvic plc	1,768,623	22,959
*	Virgin Money UK plc	8,255,315	22,707
*	Hays plc	10,279,834	22,576
*,2	Countryside Properties plc	3,431,801	22,503
*,1	TUI AG	4,243,311	21,720
	Close Brothers Group plc	993,341	20,818
	Softcat plc	828,543	20,363
*	Carnival plc	884,796	20,309
*	IWG plc	4,778,827	19,888
	Pets at Home Group plc	3,141,823	19,860
	Big Yellow Group plc	1,078,121	19,474
*	SSP Group plc	5,218,244	19,255
	Victrex plc	545,433	19,238
	Cranswick plc	348,020	19,146
	Aggreko plc	1,596,385	19,053
	Balfour Beatty plc	4,406,483	18,730
	LondonMetric Property plc	5,841,933	18,687
	Primary Health Properties plc	8,715,403	18,556
*	WH Smith plc	830,441	18,504
*	easyJet plc	1,486,112	18,432
*	Beazley plc	3,997,879	18,404
[2]	John Laing Group plc	3,274,842	18,127
*	International Consolidated Airlines Group SA	7,454,830	18,000
	Assura plc	17,491,542	17,883
	Safestore Holdings plc	1,363,335	17,859
	QinetiQ Group plc	3,746,078	17,831
*,2	Watches of Switzerland Group plc	1,537,013	17,773
	Investec plc	4,423,116	17,668
	Grainger plc	4,412,016	17,388
	Computacenter plc	472,111	16,826
	Domino's Pizza Group plc	3,092,003	16,634
	Great Portland Estates plc	1,678,649	16,457
*	Dr. Martens plc	2,669,628	16,424
	Ashmore Group plc	3,032,255	16,161
*,2	Wizz Air Holdings plc	249,565	16,135
	OSB Group plc	2,508,787	16,114
*	Pagegroup plc	2,070,391	16,031
*,2	Network International Holdings plc	3,082,888	15,620
	Drax Group plc	2,652,094	15,557
	Renishaw plc	226,705	15,456
	Synthomer plc	2,210,236	15,043
*	Ascential plc	2,615,379	15,033
	Serco Group plc	7,898,528	14,829
	Ultra Electronics Holdings plc	467,826	14,828
	Micro Focus International plc	1,947,435	14,745
	Dunelm Group plc	747,469	14,703
	Bodycote plc	1,244,169	14,577
	Shaftesbury plc	1,850,536	14,559
65

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
	TP ICAP Group plc	5,239,906	14,176
	British American Tobacco plc ADR	358,284	14,084
	Savills plc	878,909	14,031
[1]	Hammerson plc	27,074,449	13,938
	Lancashire Holdings Ltd.	1,616,829	13,717
	Spirent Communications plc	4,011,464	13,675
	Gamesys Group plc	534,383	13,630
*	John Wood Group plc	4,441,268	13,530
	Fresnillo plc	1,235,696	13,213
*	National Express Group plc	3,578,407	13,202
	Genuit Group plc	1,544,332	13,107
	Redrow plc	1,510,848	12,816
	Marshalls plc	1,308,127	12,426
*,2	Trainline plc	3,052,223	12,388
	IntegraFin Holdings plc	1,724,547	12,303
	Moneysupermarket.com Group plc	3,436,248	12,199
	Plus500 Ltd.	653,570	12,081
*	Dixons Carphone plc	6,687,509	12,051
	Paragon Banking Group plc	1,684,835	11,885
*	Playtech plc	2,018,251	11,883
*,1,2	Aston Martin Lagonda Global Holdings plc	448,469	11,662
	AJ Bell plc	1,931,345	11,599
	Ferrexpo plc	1,943,757	11,531
	Sanne Group plc	1,000,843	11,524
	Oxford Instruments plc	352,786	11,285
	Jupiter Fund Management plc	2,877,905	11,232
*	Capital & Counties Properties plc	4,872,750	10,886
	Hill & Smith Holdings plc	525,203	10,861
	IP Group plc	6,638,957	10,702
*	Mediclinic International plc	2,600,832	10,699
	Rhi Magnesita NV	189,718	10,633
*	Indivior plc	4,837,954	10,352
	Vesuvius plc	1,412,740	10,342
*	Frasers Group plc	1,229,295	10,250
	Workspace Group plc	885,872	10,221
	Centamin plc	7,169,471	10,056
	Euromoney Institutional Investor plc	706,489	9,967
	Sirius Real Estate Ltd.	6,486,037	9,916
*	Crest Nicholson Holdings plc	1,657,679	9,632
	Rathbone Brothers plc	379,845	9,525
	888 Holdings plc	1,786,145	9,493
*	J D Wetherspoon plc	570,882	9,304
	Brewin Dolphin Holdings plc	1,931,629	9,290
	Morgan Advanced Materials plc	1,894,115	9,257
*	Firstgroup plc	8,124,173	9,213
	St. Modwen Properties plc	1,175,558	9,049
	Coats Group plc	9,560,906	9,010
	Redde Northgate plc	1,617,781	8,936
*	Just Group plc	6,850,193	8,835
*	Restaurant Group plc	4,891,351	8,678
*	Bytes Technology Group plc (XLON)	1,338,278	8,574
	Essentra plc	1,978,185	8,460
*	Mitie Group plc	8,682,510	8,175
	FDM Group Holdings plc	568,186	8,022
*	Elementis plc	3,834,918	8,002
*	Halfords Group plc	1,327,684	7,921
[2]	TI Fluid Systems plc Class B	1,844,655	7,859
*	Energean plc	789,129	7,793
	XP Power Ltd.	100,032	7,722
*	Tullow Oil plc	9,356,349	7,707
	Kainos Group plc	375,616	7,665
66

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
[2]	Ibstock plc	2,587,103	7,642
	Vectura Group plc	3,950,911	7,461
	Chemring Group plc	1,864,619	7,430
	Clarkson plc	164,084	7,249
	NCC Group plc	1,756,657	7,149
*,1	Cineworld Group plc	6,642,521	7,126
[2]	Airtel Africa plc	6,601,278	7,049
	Avon Rubber plc	187,901	6,817
*	AO World plc	1,926,241	6,760
*	Babcock International Group plc	1,664,576	6,681
	Ninety One plc	2,171,620	6,611
	Telecom Plus plc	418,203	6,578
	Cairn Energy plc	3,232,807	6,530
*	Petropavlovsk plc	19,885,746	6,523
*	Mitchells & Butlers plc	1,690,356	6,516
	Hilton Food Group plc	423,956	6,419
*	C&C Group plc (XLON)	1,900,382	6,388
*,2	Spire Healthcare Group plc	1,872,828	6,378
*	Greencore Group plc	3,450,936	5,999
*	Senior plc	2,738,578	5,735
*	Wickes Group plc	1,673,599	5,695
*	Capita plc	10,935,093	5,651
*	Moonpig Group plc	938,458	5,568
*	Provident Financial plc	1,686,741	5,415
*,2	Equiniti Group plc	2,174,554	5,405
	Keller Group plc	468,088	5,178
	UK Commercial Property REIT Ltd.	4,892,009	5,175
*	Marston's plc	4,198,105	5,113
*	PureTech Health plc	1,016,213	4,788
*	Bank of Georgia Group plc	249,735	4,646
[2]	CMC Markets plc	724,232	4,598
*	Go-Ahead Group plc	285,216	4,414
	Hochschild Mining plc	2,073,689	4,406
	Picton Property Income Ltd.	3,657,011	4,396
	BMO Commercial Property Trust Ltd.	3,468,755	4,348
	PZ Cussons plc	1,230,499	4,171
	Helical plc	670,332	4,032
*	AG Barr plc	550,118	3,943
*	TBC Bank Group plc	230,337	3,699
*	SIG plc	4,709,022	3,437
	CLS Holdings plc	1,025,851	3,414
*	Rank Group plc	1,347,203	3,130
*	Stagecoach Group plc	2,694,393	3,062
[2]	ContourGlobal plc	1,140,769	3,048
	Devro plc	1,122,228	2,990
	Hunting plc	946,608	2,896
*	Petrofac Ltd.	1,726,575	2,634
*	C&C Group plc	690,968	2,325
*,1,2	Funding Circle Holdings plc	1,009,888	2,109
	Micro Focus International plc ADR	247,416	1,863
[2]	Bakkavor Group plc	1,007,163	1,804
[2]	Alfa Financial Software Holdings plc	621,608	1,113
*,2,3	Finablr plc	1,120,022	171
*,1,3	Intu Properties plc	5,470,032	134
	Glanbia plc	771	13
*,3	NMC Health plc	510,606	—
*,3	Carillion plc	2,500,529	—
			19,972,053
Total Common Stocks (Cost $116,892,147)			155,714,464
67

Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Shares	Market Value ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.056% (Cost $2,466,752)	24,673,184	2,467,319
Total Investments (100.4%) (Cost $119,358,899)			158,181,783
Other Assets and Liabilities—Net (-0.4%)			(580,992)
Net Assets (100%)			157,600,791
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,221,596,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $3,771,910,000, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,313,786,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
68

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA1272 082021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Developed Markets Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.